JOHN HANCOCK ANNUITIES


                                                                           Trust
                                                                      Prospectus

                                                              JOHN HANCOCK Trust
                                                    Prospectus dated May 1, 2006

                                                 American Funds Insurance Series
                                                    Prospectus dated May 1, 2006

                                                  PIMCO Variable Insurance Trust
                                                             All Asset Portfolio

                                                    Prospectus dated May 1, 2006




   Not FDIC Insured         Not Bank Guaranteed               May Lose Value
    Not a Deposit       Not Insured by Any Federal Government Agency

                               JOHN HANCOCK TRUST
                601 Congress Street, Boston, Massachusetts 02210

John Hancock Trust (the "Trust") is an open-end management investment company, commonly known as a mutual fund. Shares of the Trust offered by this Prospectus are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for variable contracts. The Trust provides a range of investment objectives through 101 separate investment portfolios or funds. This Prospectus applies only to the following portfolios:

500 INDEX TRUST
ACTIVE BOND TRUST
ALL CAP CORE TRUST
ALL CAP GROWTH TRUST
ALL CAP VALUE TRUST
AMERICAN BLUE CHIP INCOME AND  GROWTH TRUST
AMERICAN BOND TRUST
AMERICAN GROWTH-INCOME TRUST
AMERICAN GROWTH TRUST
AMERICAN INTERNATIONAL TRUST
BLUE CHIP GROWTH TRUST
CAPITAL APPRECIATION TRUST
CLASSIC VALUE TRUST
CORE BOND TRUST
CORE EQUITY TRUST
DYNAMIC GROWTH TRUST
EMERGING GROWTH TRUST
EMERGING SMALL COMPANY TRUST
EQUITY-INCOME TRUST
FINANCIAL SERVICES TRUST
FUNDAMENTAL VALUE TRUST
GLOBAL TRUST
GLOBAL ALLOCATION TRUST
GLOBAL BOND TRUST
HEALTH SCIENCES TRUST
HIGH YIELD TRUST
INCOME & VALUE TRUST
INDEX ALLOCATION TRUST
INTERNATIONAL CORE TRUST
(formerly, International Stock Trust)
INTERNATIONAL EQUITY INDEX TRUST A
INTERNATIONAL OPPORTUNITIES TRUST
INTERNATIONAL SMALL CAP TRUST
INTERNATIONAL VALUE TRUST
INVESTMENT QUALITY BOND TRUST
LARGE CAP TRUST
LARGE CAP VALUE TRUST
LIFESTYLE AGGRESSIVE TRUST
(formerly, Lifestyle Aggressive 1000 Trust)
LIFESTYLE GROWTH TRUST
(formerly, Lifestyle Growth 820 Trust)
LIFESTYLE BALANCED TRUST
(formerly, Lifestyle Balanced 640 Trust)
LIFESTYLE MODERATE TRUST
(formerly, Lifestyle Moderate 460 Trust)
LIFESTYLE CONSERVATIVE TRUST
(formerly, Lifestyle Conservative 280 Trust)
MID CAP CORE TRUST
MID CAP INDEX TRUST
MID CAP STOCK TRUST
MID CAP VALUE TRUST
MONEY MARKET TRUST
NATURAL RESOURCES TRUST
PACIFIC RIM TRUST
QUANTITATIVE ALL CAP TRUST
QUANTITATIVE MID CAP TRUST
QUANTITATIVE VALUE TRUST
REAL ESTATE SECURITIES TRUST
REAL RETURN BOND TRUST
SCIENCE & TECHNOLOGY TRUST
SMALL CAP TRUST
SMALL CAP GROWTH TRUST
SMALL CAP INDEX TRUST
SMALL CAP OPPORTUNITIES TRUST
SMALL CAP VALUE TRUST
SMALL COMPANY TRUST
SMALL COMPANY VALUE TRUST
SPECIAL VALUE TRUST
STRATEGIC BOND TRUST
STRATEGIC INCOME TRUST
STRATEGIC OPPORTUNITIES TRUST
STRATEGIC VALUE TRUST
TOTAL RETURN TRUST
TOTAL STOCK MARKET INDEX TRUST
U.S. CORE TRUST
(formerly, Growth & Income Trust)
U.S. GLOBAL LEADERS GROWTH TRUST
U.S. GOVERNMENT SECURITIES TRUST
U.S. HIGH YIELD BOND TRUST
U.S. LARGE CAP TRUST
U.S. MULTI SECTOR TRUST
UTILITIES TRUST

VALUE TRUST

NEITHER THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. NO PERSON, INCLUDING ANY DEALER OR SALESPERSON, HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, UNLESS THE INFORMATION OR REPRESENTATION IS SET FORTH IN THIS PROSPECTUS. IF ANY SUCH INFORMATION OR REPRESENTATION IS GIVEN, IT SHOULD NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST, THE ADVISER OR ANY SUBADVISERS TO THE TRUST OR THE PRINCIPAL UNDERWRITER OF THE CONTRACTS. THIS PROSPECTUS IS NOT AN OFFER TO SELL SHARES OF THE TRUST IN ANY STATE WHERE SUCH OFFER OR SALE WOULD BE PROHIBITED.

                 The date of this Prospectus is April 28, 2006

                               JOHN HANCOCK TRUST

                               TABLE OF CONTENTS

FUND DESCRIPTIONS:
INVESTMENT OBJECTIVES AND STRATEGIES, RISKS,
PERFORMANCE, EXPENSES AND FINANCIAL HIGHLIGHTS..............  1

                         SMALL CAP FUNDS
  Emerging Growth Trust.....................................  14
  Emerging Small Company Trust..............................  16
  Small Cap Trust...........................................  18
  Small Cap Growth Trust....................................  19
  Small Cap Opportunities Trust.............................  21
  Small Cap Value Trust.....................................  23
  Small Company Trust.......................................  25
  Small Company Value Trust.................................  27
  Special Value Trust.......................................  30

                          MID CAP FUNDS
  Dynamic Growth Trust......................................  32
  Mid Cap Core Trust........................................  33
  Mid Cap Stock Trust.......................................  35
  Mid Cap Value Trust.......................................  37
  Quantitative Mid Cap Trust................................  39
  Value Trust...............................................  40

                         LARGE CAP FUNDS
  All Cap Core Trust........................................  43
  All Cap Growth Trust......................................  45
  All Cap Value Trust.......................................  47
  Blue Chip Growth Trust....................................  48
  Capital Appreciation Trust................................  50
  Classic Value Trust.......................................  53
  Core Equity Trust.........................................  55
  Equity-Income Trust.......................................  56
  Fundamental Value Trust...................................  58
  U.S. Core Trust (formerly, Growth & Income Trust).........  60
  Large Cap Trust...........................................  62
  Large Cap Value Trust.....................................  63
  Quantitative All Cap Trust................................  65
  Quantitative Value Trust..................................  67
  Strategic Opportunities Trust.............................  68
  Strategic Value Trust.....................................  70
  U.S. Global Leaders Growth Trust..........................  73
  U.S. Large Cap Trust......................................  74
  U.S. Multi Sector Trust...................................  76

                       INTERNATIONAL FUNDS
  Global Trust..............................................  77
  International Opportunities Trust.........................  79

  International Small Cap Trust.............................  81
  International Core Trust (formerly, International Stock     83
     Trust).................................................
  Pacific Rim Trust.........................................  85

                       FIXED INCOME FUNDS
  Active Bond Trust.........................................  87
  Core Bond Trust...........................................  89
  Global Bond Trust.........................................  91
  High Yield Trust..........................................  93
  Investment Quality Bond Trust.............................  95
  Money Market Trust........................................  97
  Real Return Bond Trust....................................  98
  Strategic Bond Trust......................................  101
  Strategic Income Trust....................................  104
  Total Return Trust........................................  105
  U.S. Government Securities Trust..........................  108
  U.S. High Yield Bond Trust................................  110

                         AMERICAN FUNDS
  American Blue Chip Income and Growth Trust................  112
  American Bond Trust.......................................  113
  American Growth-Income Trust..............................  114
  American Growth Trust.....................................  115
  American International Trust..............................  116

                          HYBRID FUNDS
  Global Allocation Trust...................................  123
  Income & Value Trust......................................  125

                         SPECIALTY FUNDS
  Financial Services Trust..................................  127
  Health Sciences Trust.....................................  129
  Natural Resources Trust...................................  131
  Real Estate Securities Trust..............................  133
  Science & Technology Trust................................  136
  Utilities Trust...........................................  138

                         LIFESTYLE FUNDS
  The Lifestyle Trusts......................................  141

                           INDEX FUNDS
  Index Allocation Trust....................................  145
  Small Cap Index Trust.....................................  147
  Mid Cap Index Trust.......................................  147
  Total Stock Market Index Trust............................  147
  500 Index Trust...........................................  147
  International Equity Index Trust A........................  152

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS.........  154
  Risks of Investing in Certain Types of Securities.........  154
  Additional Investment Policies............................  160
  Hedging and Other Strategic Transactions..................  163
MANAGEMENT OF THE TRUST.....................................  164
  Advisory Arrangements.....................................  164
  Subadvisory Arrangements..................................  174
MULTIPLE CLASS PRICING; RULE 12B-1 PLANS....................  175
GENERAL INFORMATION.........................................  176
  Taxes.....................................................  176
  Dividends.................................................  177
  Purchase and Redemption of Shares.........................  177
  Disruptive Short Term Trading.............................  178
  Policy Regarding Disclosure of Portfolio Holdings.........  179
  Purchasers of Shares of the Trust.........................  180
APPENDIX A -- LIFESTYLE TRUSTS -- DESCRIPTION OF UNDERLYING   181
  FUNDS.....................................................
APPENDIX B -- INDEX ALLOCATION TRUST -- DESCRIPTION OF        190
  UNDERLYING FUNDS..........................................
FINANCIAL HIGHLIGHTS........................................  191
  Additional Information....................................  260

                               FUND DESCRIPTIONS:

                  INVESTMENT OBJECTIVES AND STRATEGIES, RISKS,

                      PERFORMANCE AND FINANCIAL HIGHLIGHTS

     The Trust is a series trust which currently has 101 separate investment portfolios or funds. The investment objectives, principal investment strategies and principal risks of the funds offered by this Prospectus are set forth in the fund descriptions below, together with performance information and financial highlights for each fund. John Hancock Investment Management Services, LLC is the investment adviser to the Trust, and each fund has its own subadviser. Each of the American Blue Chip Income and Growth Trust, American Bond Trust, American Growth-Income Trust, American Growth Trust and American International Trust operates as a "feeder fund" which means that the portfolio does not buy investment securities directly. Instead, it invests in a "master fund" which in turn purchases investment securities. The prospectus of the master fund for each of these feeder funds will be delivered together with this prospectus.

INVESTMENT OBJECTIVES AND STRATEGIES

     Each fund has a stated investment objective which it pursues through separate investment strategies or policies. The investment objective is nonfundamental (meaning that it may be changed without the approval of the shareholders of the portfolio). There can be no assurance that the fund will achieve its investment objective. The differences in objectives and policies among the funds can be expected to affect the return of each fund and the degree of market and financial risk to which each fund is subject. Additional information about the funds' investment policies is set forth under "Additional Investment Policies."

     Temporary Defensive Investing. Except as otherwise stated below in the description of a particular fund, during unusual or unsettled market conditions, for purposes of meeting redemption requests, or pending investment of its assets, each fund may invest all or a portion of its assets in cash and securities that are highly liquid, including (a) high quality money market instruments such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents and (b) securities of other investment companies that are money market funds. In the case of portfolios investing extensively in foreign securities, these investments may be denominated in either U.S. or non-U.S. dollars and may include debt of foreign corporations and governments and debt of supranational organizations. To the extent a fund is in a defensive position, its ability to achieve its investment objective will be limited.

     Use of Hedging and Other Strategic Transactions. Except as otherwise stated below in the description of a particular fund, each fund is authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions."

     More complete descriptions of the money market instruments and certain other instruments in which certain funds of the Trust may invest and of the options, futures, currency and other derivative transactions that certain portfolios may engage in are set forth in the Statement of Additional Information. A more complete description of the debt security ratings used by the Trust assigned by Moody's or Standard & Poor's is included in Appendix I in the Statement of Additional Information.

RISKS OF INVESTING IN EACH FUND

     Certain risks of investing in each fund are set forth in the portfolio descriptions. If these risks materialize, an investor could lose money in the portfolio. The risks of investing in the following types of securities, as well as the definition of a non-diversified portfolio and the risks associated with such a fund, are more fully described below under "Risks of Investing in Certain Types of Securities."

     --   Non-Diversified Portfolios                    --   Stripped Securities
     --   Equity Securities                             --   Mortgage-Backed and Asset-Backed Securities
     --   Growth Investing                              --   Real Estate Securities Risk
     --   Fixed Income Securities                       --   Industry or Sector Investing
     --   Investment Grade Fixed Income Securities      --   IPOs ("Initial Public Offerings")
    in                                                  --   Liquidity Risk
     the Lowest Rating Category                         --   Credit and Counterparty Risk
     --   Lower Rated Fixed Income Securities           --   Active Management Risk
     --   Small and Medium Size Companies               --   Issuer Risk
     --   Foreign Securities                            --   Derivative Risk
     --   Investment Company Securities                 --   High Portfolio Turnover Risk
     --   Exchange Traded Funds (ETFs)
     --   Value Investing

     An investment in any of the funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION FOR EACH FUND

     Each fund description contains a bar chart and a performance table which provide some indication of the risks of investing in the fund.

     Bar Chart. The bar chart shows changes in the performance of Series I shares of each fund from year to year over a ten-year period. The performance of Series II shares of each portfolio would be lower due to the higher Rule 12b-1 fees. The performance of NAV shares of each fund would be higher since NAV shares do not have Rule 12b-1 fees. Funds with less than ten years of performance history show performance from the inception date of the fund.

     Performance Table. The table compares each fund's one, five and ten year average annual returns as of December 31, 2005 for each series of shares to those of a broad measure, and in some cases to an index, of market performance. If the period since inception of the fund is less than one year, the performance shown will be the actual total return rather than an annualized total return.

     Performance information in the Bar Chart and the Performance Table reflects all fees charged to each fund such as advisory fees and all fund expenses. None of the funds charges a sales load or a surrender fee. The performance information does not reflect the fees and expenses, including any sales loads or surrender charges, of any variable insurance contract, which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

FEES AND EXPENSES FOR EACH FUND

     The Trust may issue five classes of shares: NAV Shares, Series I shares, Series II shares, Series III shares (also referred to as "Class R shares") and Series IIIA shares (for the Lifestyle Trusts only). The different share classes have different expense arrangements, including different Rule 12b-1 fees for Series I, Series II, Series III and Series IIIA shares (NAV shares are not subject to Rule 12b-1 fees). Each class of shares is the same except for differences in class expenses, including different Rule 12b-1 fees, and certain voting rights with respect to matters affecting only one or more classes as described under "Multiple Classes of Shares." The table below describes the fees and expenses for each class of shares of each portfolio of the Trust offered through this Prospectus. The fees and expenses do not reflect the fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium and would be higher if they did. Such fees and expenses are listed in the prospectus for the variable insurance contract. None of the portfolios charge a sales load or surrender fee although these fees may be imposed by the variable insurance contract.

TRUST ANNUAL EXPENSES

(as a percentage of Trust average net assets for the fiscal year ended December 31, 2005)*

--------------------------------------------------------------------------------------------------------------------------------
                                                            MANAGEMENT                       OTHER         TOTAL TRUST ANNUAL
TRUST PORTFOLIO                                                FEES        12B-1 FEES       EXPENSES            EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
                                                                                              NAV
                                                                         SERIES   SERIES   SERIES I &            SERIES   SERIES
                                                                           I        II     SERIES II     NAV       I        II
--------------------------------------------------------------------------------------------------------------------------------
500 Index                                                      0.46%     0.05%    0.25%       0.05%      0.51%    0.56%    0.76%
--------------------------------------------------------------------------------------------------------------------------------
Active Bond                                                    0.60%     0.05%    0.25%       0.07%      0.67%    0.72%    0.92%
--------------------------------------------------------------------------------------------------------------------------------
All Cap Core                                                   0.80%     0.05%    0.25%       0.07%      0.87%    0.92%    1.12%
--------------------------------------------------------------------------------------------------------------------------------
All Cap Growth                                                 0.85%     0.05%    0.25%       0.06%      0.91%    0.96%    1.16%
--------------------------------------------------------------------------------------------------------------------------------
All Cap Value                                                  0.83%     0.05%    0.25%       0.07%      0.90%    0.95%    1.15%
--------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                                               0.81%(C)  0.05%    0.25%       0.07%      0.88%    0.93%    1.13%
--------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation                                           0.81%     0.05%    0.25%       0.05%      0.86%    0.91%    1.11%
--------------------------------------------------------------------------------------------------------------------------------
Classic Value                                                  0.80%     0.05%    0.25%       0.24%      1.04%    1.09%    1.29%
--------------------------------------------------------------------------------------------------------------------------------
Core Bond+                                                     0.67%     0.05%    0.25%       0.07%      0.74%    0.79%    0.99%
--------------------------------------------------------------------------------------------------------------------------------
Core Equity                                                    0.79%     0.05%    0.25%       0.06%      0.85%    0.90%    1.10%
--------------------------------------------------------------------------------------------------------------------------------
Dynamic Growth                                                 0.95%     0.05%    0.25%       0.07%      1.02%    1.07%    1.27%
--------------------------------------------------------------------------------------------------------------------------------
Emerging Growth                                                0.80%     0.05%    0.25%       0.08%      0.88%    0.93%    1.13%
--------------------------------------------------------------------------------------------------------------------------------
Emerging Small Company                                         0.97%     0.05%    0.25%       0.07%      1.04%    1.09%    1.29%
--------------------------------------------------------------------------------------------------------------------------------
Equity-Income                                                  0.81%(C)  0.05%    0.25%       0.05%      0.86%    0.91%    1.11%
--------------------------------------------------------------------------------------------------------------------------------
Financial Services(G)                                          0.82%(G)  0.05%    0.25%       0.09%      0.91%    0.96%    1.16%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                            MANAGEMENT                       OTHER         TOTAL TRUST ANNUAL
TRUST PORTFOLIO                                                FEES        12B-1 FEES       EXPENSES            EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
                                                                                              NAV
                                                                         SERIES   SERIES   SERIES I &            SERIES   SERIES
                                                                           I        II     SERIES II     NAV       I        II
--------------------------------------------------------------------------------------------------------------------------------
Fundamental Value(G)                                           0.77%(G)  0.05%    0.25%       0.05%      0.82%    0.87%    1.07%
--------------------------------------------------------------------------------------------------------------------------------
Global                                                         0.82%(D)  0.05%    0.25%       0.16%      0.98%    1.03%    1.23%
--------------------------------------------------------------------------------------------------------------------------------
Global Allocation                                              0.85%     0.05%    0.25%       0.19%      1.04%    1.09%    1.29%
--------------------------------------------------------------------------------------------------------------------------------
Global Bond                                                    0.70%     0.05%    0.25%       0.12%      0.82%    0.87%    1.07%
--------------------------------------------------------------------------------------------------------------------------------
U.S. Core                                                      0.76%     0.05%    0.25%       0.05%      0.81%    0.86%    1.06%
--------------------------------------------------------------------------------------------------------------------------------
Health Sciences                                                1.05%(C)  0.05%    0.25%       0.12%      1.17%    1.22%    1.42%
--------------------------------------------------------------------------------------------------------------------------------
High Yield                                                     0.66%     0.05%    0.25%       0.07%      0.73%    0.78%    0.98%
--------------------------------------------------------------------------------------------------------------------------------
Income & Value                                                 0.79%     0.05%    0.25%       0.08%      0.87%    0.92%    1.12%
--------------------------------------------------------------------------------------------------------------------------------
Index Allocation(I)                                            0.05%     0.05%    0.25%       0.50%      0.55%    0.60%    0.80%
--------------------------------------------------------------------------------------------------------------------------------
International Equity Index A                                   0.54%     0.05%    0.25%       0.09%      0.63%    0.68%    0.88%
--------------------------------------------------------------------------------------------------------------------------------
International Opportunities+                                   0.90%     0.05%    0.25%       0.06%      0.96%    1.01%    1.21%
--------------------------------------------------------------------------------------------------------------------------------
International Small Cap                                        0.92%     0.05%    0.25%       0.21%      1.13%    1.18%    1.38%
--------------------------------------------------------------------------------------------------------------------------------
International Core                                             0.89%     0.05%    0.25%       0.07%      0.96%    1.01%    1.21%
--------------------------------------------------------------------------------------------------------------------------------
International Value++                                          0.82%(D)  0.05%    0.25%       0.19%      1.01%    1.06%    1.26%
--------------------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                                        0.60%     0.05%    0.25%       0.09%      0.69%    0.74%    0.94%
--------------------------------------------------------------------------------------------------------------------------------
Large Cap+                                                     0.84%     0.05%    0.25%       0.05%      0.89%    0.94%    1.14%
--------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                                0.84%     0.05%    0.25%       0.08%      0.92%    0.97%    1.17%
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                                                   0.87%     0.05%    0.25%       0.08%      0.95%    1.00%    1.20%
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Index                                                  0.49%     0.05%    0.25%       0.04%      0.53%    0.58%    0.78%
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Stock                                                  0.84%     0.05%    0.25%       0.08%      0.92%    0.97%    1.17%
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                                  0.85%     0.05%    0.25%       0.05%      0.90%    0.95%    1.15%
--------------------------------------------------------------------------------------------------------------------------------
Money Market                                                   0.48%     0.05%    0.25%       0.04%      0.52%    0.57%    0.77%
--------------------------------------------------------------------------------------------------------------------------------
Natural Resources                                              1.00%     0.05%    0.25%       0.07%      1.07%    1.12%    1.32%
--------------------------------------------------------------------------------------------------------------------------------
Pacific Rim                                                    0.80%     0.05%    0.25%       0.24%      1.04%    1.09%    1.29%
--------------------------------------------------------------------------------------------------------------------------------
Quantitative All Cap                                           0.71%     0.05%    0.25%       0.06%      0.77%    0.82%    1.02%
--------------------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap                                           0.74%     0.05%    0.25%       0.10%      0.84%    0.89%    1.09%
--------------------------------------------------------------------------------------------------------------------------------
Quantitative Value                                             0.70%     0.05%    0.25%       0.06%      0.76%    0.81%    1.01%
--------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities                                         0.70%     0.05%    0.25%       0.06%      0.76%    0.81%    1.01%
--------------------------------------------------------------------------------------------------------------------------------
Real Return Bond                                               0.70%     0.05%    0.25%       0.07%      0.77%    0.82%    1.02%
--------------------------------------------------------------------------------------------------------------------------------
Science & Technology                                           1.05%(C)  0.05%    0.25%       0.07%      1.12%    1.17%    1.37%
--------------------------------------------------------------------------------------------------------------------------------
Small Cap+                                                     0.85%     0.05%    0.25%       0.03%      0.88%    0.93%    1.13%
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                                               1.07%     0.05%    0.25%       0.06%      1.13%    1.18%    1.38%
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Index                                                0.49%     0.05%    0.25%       0.04%      0.53%    0.58%    0.78%
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Opportunities++                                      0.99%     0.05%    0.25%       0.08%      1.07%    1.12%    1.32%
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Value(A)                                             1.07%     0.05%    0.25%       0.05%      1.12%    1.17%    1.37%
--------------------------------------------------------------------------------------------------------------------------------
Small Company                                                  1.04%     0.05%    0.25%       0.31%      1.35%    1.40%    1.60%
--------------------------------------------------------------------------------------------------------------------------------
Small Company Value                                            1.03%(C)  0.05%    0.25%       0.05%      1.08%    1.13%    1.33%
--------------------------------------------------------------------------------------------------------------------------------
Special Value                                                  1.00%     0.05%    0.25%       0.21%      1.21%    1.26%    1.46%
--------------------------------------------------------------------------------------------------------------------------------
Strategic Bond                                                 0.67%     0.05%    0.25%       0.08%      0.75%    0.80%    1.00%
--------------------------------------------------------------------------------------------------------------------------------
Strategic Income                                               0.73%     0.05%    0.25%       0.30%      1.03%    1.08%    1.28%
--------------------------------------------------------------------------------------------------------------------------------
Strategic Opportunities                                        0.80%     0.05%    0.25%       0.08%      0.88%    0.93%    1.13%
--------------------------------------------------------------------------------------------------------------------------------
Strategic Value                                                0.85%     0.05%    0.25%       0.08%      0.93%    0.98%    1.18%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                            MANAGEMENT                       OTHER         TOTAL TRUST ANNUAL
TRUST PORTFOLIO                                                FEES        12B-1 FEES       EXPENSES            EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
                                                                                              NAV
                                                                         SERIES   SERIES   SERIES I &            SERIES   SERIES
                                                                           I        II     SERIES II     NAV       I        II
--------------------------------------------------------------------------------------------------------------------------------
Total Return                                                   0.70%     0.05%    0.25%       0.07%      0.77%    0.82%    1.02%
--------------------------------------------------------------------------------------------------------------------------------
Total Stock Market Index                                       0.49%     0.05%    0.25%       0.04%      0.53%    0.58%    0.78%
--------------------------------------------------------------------------------------------------------------------------------
U.S. Global Leaders Growth                                     0.70%     0.05%    0.25%       0.06%      0.76%    0.81%    1.01%
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                                     0.59%     0.05%    0.25%       0.07%      0.66%    0.71%    0.91%
--------------------------------------------------------------------------------------------------------------------------------
U.S. High Yield Bond(A)+                                       0.74%     0.05%    0.25%       0.21%      0.95%    1.00%    1.20%
--------------------------------------------------------------------------------------------------------------------------------
U.S. Large Cap                                                 0.83%     0.05%    0.25%       0.06%      0.89%    0.94%    1.14%
--------------------------------------------------------------------------------------------------------------------------------
U.S. Multi Sector(A)++                                         0.76%     0.05%    0.25%       0.04%      0.80%    0.85%    1.05%
--------------------------------------------------------------------------------------------------------------------------------
Utilities                                                      0.85%     0.05%    0.25%       0.19%      1.04%    1.09%    1.29%
--------------------------------------------------------------------------------------------------------------------------------
Value                                                          0.74%     0.05%    0.25%       0.06%      0.80%    0.85%    1.05%
--------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                            MANAGEMENT                        OTHER         TOTAL TRUST ANNUAL
TRUST PORTFOLIO                                                FEES        12B-1 FEES      EXPENSES(B)         EXPENSES(B)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                               NAV
                                                                         SERIES   SERIES   SERIES I &             SERIES   SERIES
                                                                           I        II      SERIES II     NAV       I        II
---------------------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive Trust                                     0.05%     0.05%    0.25%       0.95%       1.00%    1.05%    1.25%
---------------------------------------------------------------------------------------------------------------------------------
Lifestyle Growth Trust                                         0.05%     0.05%    0.25%       0.89%       0.94%    0.99%    1.19%
---------------------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced Trust                                       0.05%     0.05%    0.25%       0.86%       0.91%    0.96%    1.16%
---------------------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate Trust                                       0.05%     0.05%    0.25%       0.81%       0.86%    0.91%    1.11%
---------------------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative Trust                                   0.05%     0.05%    0.25%       0.78%       0.83%    0.88%    1.08%
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                   MANAGEMENT                       OTHER        TOTAL TRUST
TRUST PORTFOLIO                                       FEES        12B-1 FEES       EXPENSES    ANNUAL EXPENSES
--------------------------------------------------------------------------------------------------------------
                                                                SERIES   SERIES   SERIES I &   SERIES   SERIES
                                                                  I        II     SERIES II      I        II
--------------------------------------------------------------------------------------------------------------
American Blue Chip Income and Growth Trust(F)        0.44%      0.60%    0.75%      0.04%      1.08%    1.23%
--------------------------------------------------------------------------------------------------------------
American Bond Trust(F)                               0.43%      0.60%    0.75%      0.04%      1.07%    1.22%
--------------------------------------------------------------------------------------------------------------
American Growth-Income Trust(F)                      0.28%      0.60%    0.75%      0.05%      0.93%    1.08%
--------------------------------------------------------------------------------------------------------------
American Growth Trust(F)                             0.33%      0.60%    0.75%      0.04%      0.97%    1.12%
--------------------------------------------------------------------------------------------------------------
American International Trust(F)                      0.52%      0.60%    0.75%      0.08%      1.20%    1.35%
--------------------------------------------------------------------------------------------------------------

+Commencement of operations -- April 29, 2005

++Commencement of operations -- November 1, 2005

(A)Based on estimates for the current fiscal year.

(B)Each of the Lifestyle Trusts may invest in all the other Trust portfolios except the American Bond Trust, the American Growth Trust, the American International Trust, the American Blue Chip Income and Growth Trust, the American Growth-Income Trust, the Absolute Return Trust and the Index Allocation Trust (the "Underlying Portfolios"). The annual expenses ratios for the Underlying Portfolios range from 0.34% to 1.35%.

"Other Expenses" reflects the expenses of the Underlying Portfolios as well as the expenses of the Lifestyle Trust.

(C)T. Rowe Price has voluntarily agreed to waive a portion of its subadvisory fee for the Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust, Small Company Value Trust, Spectrum Income Trust and Real Estate Equity Trust. This waiver is based on the combined average daily net assets of these portfolios and the following funds of John Hancock Funds II: Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science & Technology Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund (collectively, the "T. Rowe Portfolios").

     The percentage fee reduction is as follows:

                                                                 FEE REDUCTION
                                                              (AS A PERCENTAGE OF
                                                                THE SUBADVISORY
COMBINED AVERAGE DAILY NET ASSETS OF THE T. ROWE PORTFOLIOS          FEE)
-----------------------------------------------------------   -------------------
First $750 million..........................................         0.00%
Over $750 million...........................................          5.0%

Effective November 1, 2006, the percentage reduction will be as follows:

                                                                 FEE REDUCTION
                                                              (AS A PERCENTAGE OF
                                                                THE SUBADVISORY
COMBINED AVERAGE DAILY NET ASSETS OF THE T. ROWE PORTFOLIOS          FEE)
-----------------------------------------------------------   -------------------
First $750 million..........................................         0.00%
Next $750 million...........................................          5.0%
Excess over $1.5 billion....................................          7.5%

The Adviser has also voluntarily agreed to reduce the advisory fee for each T. Rowe Price Portfolio by the amount that the subadvisory fee is reduced.

This voluntary fee waiver may be terminated at any time by T. Rowe Price or the Adviser.

(D)Effective December 9, 2003, due to a decrease in the subadvisory fees for the Global Trust and the International Value Trust, the Adviser voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for each such portfolio does not exceed 0.35% (0.45% effective April 29, 2005) of the portfolio's average net assets. For the year ended December 31, 2005, the effective annual advisory fee reflecting these waivers for the Global Trust and the International Value Trust was 0.77% and 0.78%, respectively. These advisory fee waivers may be rescinded at any time.

(F)Reflects the aggregate annual operating expenses of each portfolio and its corresponding master fund. In the case of the American Blue Chip Income and Growth, American Bond, American Growth-Income, American Growth, and American International Trust. During the year ended December 31, 2005, Capital Research Management Company (the adviser to the master fund for each of these portfolios) voluntarily reduced investment advisory fees to rates provided by amended agreement effective April 1, 2004. If such fee waiver had been reflected for the American Blue Chip Income and Growth, American Bond, American Growth-Income, American Growth, and American International Trusts, the advisory fee would be 0.40%, 0.39%, 0.30%, 0.25% and 0.47%, respectively, and Total Trust Annual Expenses would be 1.04%, 1.03%, 0.94%, 0.90% and 1.15%, respectively, for Series I and 1.19%, 1.18%, 1.09%, 1.05% and 1.30%, respectively, for Series II.

(G)Financial Services and Fundamental Value Trusts. For the period prior to October 14, 2005, the Adviser voluntarily agreed to reduce its advisory fee for the Financial Services and Fundamental Value Trusts to the amounts shown below.

                                                             BETWEEN $50
                                                FIRST $50    MILLION AND     EXCESS OVER
PORTFOLIO                                       MILLION*    $500 MILLION*   $500 MILLION*
---------                                       ---------   -------------   -------------
Financial Services............................    0.85%         0.80%           0.75%
Fundamental Value.............................    0.85%         0.80%           0.75%

*as a percentage of average annual net assets.

     Effective October 14, 2005, the advisory fees for the Financial Services Trust and the Fundamental Value Trust were lowered to the rates for the voluntary advisory fee waiver set forth above and the voluntary advisory fee waiver was eliminated.

     If the advisory fee waiver for the period prior to October 14, 2005 were reflected, it is estimated that the advisory fees for these portfolios would have been as follows:

Financial Services..........................................  0.82%
Fundamental Value...........................................  0.77%

(H)The Trust sells these portfolios only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company and its affiliates. Each portfolio is subject to an expense cap pursuant to an agreement between the Trust and the Adviser. The fees in the table reflect such expense cap. The expense cap is as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the portfolio) in an amount so that the rate of the portfolio's "Annual Operating Expenses" does not exceed the rate noted in the table above under "Net Trust Annual

Expenses." A portfolio's "Annual Operating Expenses" includes all of its operating expenses including advisory fees and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses of the portfolio not incurred in the ordinary course of the portfolio's business. Under the Agreement, the Adviser's obligation to provide the expense cap with respect to a particular portfolio will remain in effect until May 1, 2007 and will terminate after that date only if the Trust, without the prior written consent of the Adviser, sells shares of the portfolio to (or has shares of the portfolio held by) any person other than the variable life insurance or variable annuity insurance separate accounts of John Hancock Life Insurance Company or any of its affiliates that are specified in the agreement.

(I)The Adviser has contractually agreed to reimburse expenses of the Index Allocation Trust that exceed 0.02% of the average annual net assets of the Index Allocation Trust (other than the Rule 12b-1 fees, class specific expenses (such as blue sky and transfer agency fees) and Underlying Portfolios expenses) until May 1, 2007. This reimbursement may be terminated any time after May 1, 2007. If the Adviser had not reimbursed such expenses, Other Expenses and Total Trust Annual Expenses would have been as follows based on estimates of expenses for the current fiscal year.

                                                                         TOTAL TRUST
                                                      OTHER EXPENSES   ANNUAL EXPENSES
                                                      --------------   ---------------
NAV.................................................      0.57%             0.62%
Series I............................................      0.57%             0.67%
Series II...........................................      0.57%             0.87%

*Effective October 14, 2005, as the result of a change in the method of calculating advisory fees for most Trust portfolios, the advisory fee for each portfolio offered by this Prospectus except those named below is determined by applying to the net assets of the portfolio an annual fee rate that is calculated by applying the annual percentage rates (including any breakpoints) for the portfolio to the applicable portions of the aggregate net assets of the portfolio and one or more other portfolios having the same subadviser, and dividing the amount so determined by the amount of aggregate net assets.

          Active Bond
          Classic Value
          Global Bond
          Income & Value
          Mid Cap Core
          Real Return Bond
          Small Cap Growth (see "Advisory Arrangements for method of calculating the advisory fee)
          Total Return
          U.S. Core (effective October 18, 2005)

          Effective April 29, 2005, for each Trust portfolio in effect prior to that date except those named below, the advisory fee was increased by 0.10% and the respective Rule 12b-1 fees for Series I and Series II shares were decreased by 0.10%:

          American Growth-Income Trust
          American Growth Trust
          American International Trust
          American Blue Chip Income and Growth Trust
          Lifestyle Trusts

          Effective March 1, 2005, the advisory fee for each Lifestyle Trust was decreased to the rates set forth under "Advisory Arrangement" in this prospectus and each Lifestyle Trust commenced assessing Rule 12b-1 fees for Series I and Series II shares.

          Expenses shown in the table assume these changes were in effect for the year ended December 31, 2005.

EXAMPLE OF EXPENSES FOR EACH PORTFOLIO

     The Example is intended to help an investor compare the cost of investing in each Portfolio with the cost of investing in other mutual funds. The Example assumes that $10,000 is invested in the Portfolio for the times periods indicated and then all the shares are redeemed at the end of those periods. The Example also assumes that the investment has a 5% return each year, that the Portfolio's operating expenses remain the same and that no voluntary expense reimbursements are reflected. The Example does not reflect the expenses of any variable insurance contract or qualified plan that may use the Trust as its underlying investment medium. If such expenses were reflected, the expense amounts indicated would be higher. Although a particular investor's actual expenses may be higher or lower, based on these assumptions the expenses would be:

NAV SHARES

-----------------------------------------------------------------------------------------------------------------------
                 FUND                           1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  500 Index                                      $ 52                $164                $285               $  640
-----------------------------------------------------------------------------------------------------------------------
  Active Bond                                      68                 214                 373                  835
-----------------------------------------------------------------------------------------------------------------------
  All Cap Core                                     89                 278                 482                1,073
-----------------------------------------------------------------------------------------------------------------------
  All Cap Growth                                   93                 290                 504                1,120
-----------------------------------------------------------------------------------------------------------------------
  All Cap Value                                    92                 287                 498                1,108
-----------------------------------------------------------------------------------------------------------------------
  Blue Chip Growth                                 90                 281                 488                1,084
-----------------------------------------------------------------------------------------------------------------------
  Capital Appreciation                             88                 274                 477                1,061
-----------------------------------------------------------------------------------------------------------------------
  Classic Value                                   106                 331                 574                1,271
-----------------------------------------------------------------------------------------------------------------------
  Core Bond                                        76                 237                 411                  918
-----------------------------------------------------------------------------------------------------------------------
  Core Equity                                      87                 271                 471                1,049
-----------------------------------------------------------------------------------------------------------------------
  Dynamic Growth                                  104                 325                 563                1,248
-----------------------------------------------------------------------------------------------------------------------
  Emerging Growth                                  90                 281                 488                1,084
-----------------------------------------------------------------------------------------------------------------------
  Emerging Small Company                          106                 331                 574                1,271
-----------------------------------------------------------------------------------------------------------------------
  Equity-Income                                    88                 274                 477                1,061
-----------------------------------------------------------------------------------------------------------------------
  Financial Services                               93                 290                 504                1,120
-----------------------------------------------------------------------------------------------------------------------
  Fundamental Value                                84                 262                 455                1,014
-----------------------------------------------------------------------------------------------------------------------
  Global                                          100                 312                 542                1,201
-----------------------------------------------------------------------------------------------------------------------
  Global Allocation                               106                 331                 574                1,271
-----------------------------------------------------------------------------------------------------------------------
  Global Bond                                      84                 262                 455                1,014
-----------------------------------------------------------------------------------------------------------------------
  U.S. Core                                        83                 259                 450                1,002
-----------------------------------------------------------------------------------------------------------------------
  Health Sciences                                 119                 372                 644                1,420
-----------------------------------------------------------------------------------------------------------------------
  High Yield                                       75                 233                 406                  906
-----------------------------------------------------------------------------------------------------------------------
  Income & Value                                  139                 434                 750                1,646
-----------------------------------------------------------------------------------------------------------------------
  Index Allocation                                 56                 176                 307                  689
-----------------------------------------------------------------------------------------------------------------------
  International Equity Index A                     64                 202                 351                  786
-----------------------------------------------------------------------------------------------------------------------
  International Opportunities                      98                 306                 531                1,178
-----------------------------------------------------------------------------------------------------------------------
  International Small Cap                         115                 359                 622                1,375
-----------------------------------------------------------------------------------------------------------------------
  International Core                               98                 306                 531                1,178
-----------------------------------------------------------------------------------------------------------------------
  International Value                             103                 322                 558                1,236
-----------------------------------------------------------------------------------------------------------------------
  Investment Quality Bond                          70                 221                 384                  859
-----------------------------------------------------------------------------------------------------------------------
  Large Cap                                        91                 284                 493                1,096
-----------------------------------------------------------------------------------------------------------------------
  Large Cap Value                                  94                 293                 509                1,131
-----------------------------------------------------------------------------------------------------------------------
  Lifestyle Aggressive                            102                 318                 552                1,225
-----------------------------------------------------------------------------------------------------------------------
  Lifestyle Growth                                 96                 300                 520                1,155
-----------------------------------------------------------------------------------------------------------------------
  Lifestyle Balanced                               93                 290                 504                1,120
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                 FUND                           1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  Lifestyle Moderate                             $ 88                $274                $477               $1,061
-----------------------------------------------------------------------------------------------------------------------
  Lifestyle Conservative                           85                 265                 460                1,025
-----------------------------------------------------------------------------------------------------------------------
  Mid Cap Core                                     97                 303                 525                1,166
-----------------------------------------------------------------------------------------------------------------------
  Mid Cap Index                                    54                 170                 296                  665
-----------------------------------------------------------------------------------------------------------------------
  Mid Cap Stock                                    94                 293                 509                1,131
-----------------------------------------------------------------------------------------------------------------------
  Mid Cap Value                                    92                 287                 498                1,108
-----------------------------------------------------------------------------------------------------------------------
  Money Market                                     53                 167                 291                  653
-----------------------------------------------------------------------------------------------------------------------
  Natural Resources                               109                 340                 590                1,306
-----------------------------------------------------------------------------------------------------------------------
  Pacific Rim                                     106                 331                 574                1,271
-----------------------------------------------------------------------------------------------------------------------
  Quantitative All Cap                             79                 246                 428                  954
-----------------------------------------------------------------------------------------------------------------------
  Quantitative Mid Cap                             86                 268                 466                1,037
-----------------------------------------------------------------------------------------------------------------------
  Quantitative Value                               78                 243                 422                  942
-----------------------------------------------------------------------------------------------------------------------
  Real Estate Securities                           78                 243                 422                  942
-----------------------------------------------------------------------------------------------------------------------
  Real Return Bond                                 79                 246                 428                  954
-----------------------------------------------------------------------------------------------------------------------
  Science & Technology                            114                 356                 617                1,363
-----------------------------------------------------------------------------------------------------------------------
  Small Cap                                        90                 281                 488                1,084
-----------------------------------------------------------------------------------------------------------------------
  Small Cap Growth                                115                 359                 622                1,375
-----------------------------------------------------------------------------------------------------------------------
  Small Cap Index                                  54                 170                 296                  665
-----------------------------------------------------------------------------------------------------------------------
  Small Cap Opportunities                         109                 340                 590                1,306
-----------------------------------------------------------------------------------------------------------------------
  Small Cap Value                                 114                 356                 617                1,363
-----------------------------------------------------------------------------------------------------------------------
  Small Company                                   137                 428                 739                1,624
-----------------------------------------------------------------------------------------------------------------------
  Small Company Value                             110                 343                 595                1,317
-----------------------------------------------------------------------------------------------------------------------
  Special Value                                   123                 384                 665                1,466
-----------------------------------------------------------------------------------------------------------------------
  Strategic Bond                                   77                 240                 417                  930
-----------------------------------------------------------------------------------------------------------------------
  Strategic Income                                105                 328                 569                1,259
-----------------------------------------------------------------------------------------------------------------------
  Strategic Opportunities                          90                 281                 488                1,084
-----------------------------------------------------------------------------------------------------------------------
  Strategic Value                                  95                 296                 515                1,143
-----------------------------------------------------------------------------------------------------------------------
  Total Return                                     80                 249                 433                  966
-----------------------------------------------------------------------------------------------------------------------
  Total Stock Market Index                         54                 170                 296                  665
-----------------------------------------------------------------------------------------------------------------------
  U.S. Global Leaders Growth                       78                 243                 422                  942
-----------------------------------------------------------------------------------------------------------------------
  U.S. Government Securities                       67                 211                 368                  822
-----------------------------------------------------------------------------------------------------------------------
  U.S. High Yield Bond                             97                 303                 525                1,166
-----------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap                                   91                 284                 493                1,096
-----------------------------------------------------------------------------------------------------------------------
  U.S. Multi Sector                                82                 255                 444                  990
-----------------------------------------------------------------------------------------------------------------------
  Utilities                                       106                 331                 574                1,271
-----------------------------------------------------------------------------------------------------------------------
  Value                                            82                 255                 444                  990
-----------------------------------------------------------------------------------------------------------------------

SERIES I SHARES

-----------------------------------------------------------------------------------------------------------------------
                 FUND                           1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  500 Index                                      $ 57                $179                $313               $  701
-----------------------------------------------------------------------------------------------------------------------
  Active Bond                                      74                 230                 401                  894
-----------------------------------------------------------------------------------------------------------------------
  All Cap Core                                     94                 293                 509                1,131
-----------------------------------------------------------------------------------------------------------------------
  All Cap Growth                                   98                 306                 531                1,178
-----------------------------------------------------------------------------------------------------------------------
  All Cap Value                                    97                 303                 525                1,166
-----------------------------------------------------------------------------------------------------------------------
  American Blue Chip Income and Growth            110                 343                 595                1,317
-----------------------------------------------------------------------------------------------------------------------
  American Bond                                   109                 340                 590                1,306
-----------------------------------------------------------------------------------------------------------------------
  American Growth-Income                           95                 296                 515                1,143
-----------------------------------------------------------------------------------------------------------------------
  American International                          122                 381                 660                1,455
-----------------------------------------------------------------------------------------------------------------------
  American Growth                                  99                 309                 536                1,190
-----------------------------------------------------------------------------------------------------------------------
  Blue Chip Growth                                 95                 296                 515                1,143
-----------------------------------------------------------------------------------------------------------------------
  Capital Appreciation                             93                 290                 504                1,120
-----------------------------------------------------------------------------------------------------------------------
  Classic Value                                   111                 347                 601                1,329
-----------------------------------------------------------------------------------------------------------------------
  Core Bond                                        81                 252                 439                  978
-----------------------------------------------------------------------------------------------------------------------
  Core Equity                                      92                 287                 498                1,108
-----------------------------------------------------------------------------------------------------------------------
  Dynamic Growth                                  109                 340                 590                1,306
-----------------------------------------------------------------------------------------------------------------------
  Emerging Growth                                  95                 296                 515                1,143
-----------------------------------------------------------------------------------------------------------------------
  Emerging Small Company                          111                 347                 601                1,329
-----------------------------------------------------------------------------------------------------------------------
  Equity-Income                                    93                 290                 504                1,120
-----------------------------------------------------------------------------------------------------------------------
  Financial Services                               98                 306                 531                1,178
-----------------------------------------------------------------------------------------------------------------------
  Fundamental Value                                89                 278                 482                1,073
-----------------------------------------------------------------------------------------------------------------------
  Global                                          105                 328                 569                1,259
-----------------------------------------------------------------------------------------------------------------------
  Global Allocation                               111                 347                 601                1,329
-----------------------------------------------------------------------------------------------------------------------
  Global Bond                                      89                 278                 482                1,073
-----------------------------------------------------------------------------------------------------------------------
  U.S. Core                                        88                 274                 477                1,061
-----------------------------------------------------------------------------------------------------------------------
  Health Sciences                                 124                 387                 670                1,477
-----------------------------------------------------------------------------------------------------------------------
  High Yield                                       80                 249                 433                  966
-----------------------------------------------------------------------------------------------------------------------
  Income & Value                                  145                 449                 776                1,702
-----------------------------------------------------------------------------------------------------------------------
  Index Allocation                                 61                 192                 335                  750
-----------------------------------------------------------------------------------------------------------------------
  International Equity Index A                     69                 218                 379                  847
-----------------------------------------------------------------------------------------------------------------------
  International Opportunities                     103                 322                 558                1,236
-----------------------------------------------------------------------------------------------------------------------
  International Small Cap                         120                 375                 649                1,432
-----------------------------------------------------------------------------------------------------------------------
  International Core                              103                 322                 558                1,236
-----------------------------------------------------------------------------------------------------------------------
  International Value                             108                 337                 585                1,294
-----------------------------------------------------------------------------------------------------------------------
  Investment Quality Bond                          76                 237                 411                  918
-----------------------------------------------------------------------------------------------------------------------
  Large Cap                                        96                 300                 520                1,155
-----------------------------------------------------------------------------------------------------------------------
  Large Cap Value                                  99                 309                 536                1,190
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                 FUND                           1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  Lifestyle Aggressive                           $107                $334                $579               $1,283
-----------------------------------------------------------------------------------------------------------------------
  Lifestyle Growth                                101                 315                 547                1,213
-----------------------------------------------------------------------------------------------------------------------
  Lifestyle Balanced                               98                 306                 531                1,178
-----------------------------------------------------------------------------------------------------------------------
  Lifestyle Moderate                               93                 290                 504                1,120
-----------------------------------------------------------------------------------------------------------------------
  Lifestyle Conservative                           90                 281                 488                1,084
-----------------------------------------------------------------------------------------------------------------------
  Mid Cap Core                                    102                 318                 552                1,225
-----------------------------------------------------------------------------------------------------------------------
  Mid Cap Index                                    59                 186                 324                  726
-----------------------------------------------------------------------------------------------------------------------
  Mid Cap Stock                                    99                 309                 536                1,190
-----------------------------------------------------------------------------------------------------------------------
  Mid Cap Value                                    97                 303                 525                1,166
-----------------------------------------------------------------------------------------------------------------------
  Money Market                                     58                 183                 318                  714
-----------------------------------------------------------------------------------------------------------------------
  Natural Resources                               114                 356                 617                1,363
-----------------------------------------------------------------------------------------------------------------------
  Pacific Rim                                     111                 347                 601                1,329
-----------------------------------------------------------------------------------------------------------------------
  Quantitative All Cap                             84                 262                 455                1,014
-----------------------------------------------------------------------------------------------------------------------
  Quantitative Mid Cap                             91                 284                 493                1,096
-----------------------------------------------------------------------------------------------------------------------
  Quantitative Value                               83                 259                 450                1,002
-----------------------------------------------------------------------------------------------------------------------
  Real Estate Securities                           83                 259                 450                1,002
-----------------------------------------------------------------------------------------------------------------------
  Real Return Bond                                 84                 262                 455                1,014
-----------------------------------------------------------------------------------------------------------------------
  Science & Technology                            119                 372                 644                1,420
-----------------------------------------------------------------------------------------------------------------------
  Small Cap                                        95                 296                 515                1,143
-----------------------------------------------------------------------------------------------------------------------
  Small Cap Growth                                120                 375                 649                1,432
-----------------------------------------------------------------------------------------------------------------------
  Small Cap Index                                  59                 186                 324                  726
-----------------------------------------------------------------------------------------------------------------------
  Small Cap Opportunities                         114                 356                 617                1,363
-----------------------------------------------------------------------------------------------------------------------
  Small Cap Value                                 119                 372                 644                1,420
-----------------------------------------------------------------------------------------------------------------------
  Small Company                                   143                 443                 766                1,680
-----------------------------------------------------------------------------------------------------------------------
  Small Company Value                             115                 359                 622                1,375
-----------------------------------------------------------------------------------------------------------------------
  Special Value                                   128                 400                 692                1,523
-----------------------------------------------------------------------------------------------------------------------
  Strategic Bond                                   82                 255                 444                  990
-----------------------------------------------------------------------------------------------------------------------
  Strategic Income                                110                 343                 595                1,317
-----------------------------------------------------------------------------------------------------------------------
  Strategic Opportunities                          95                 296                 515                1,143
-----------------------------------------------------------------------------------------------------------------------
  Strategic Value                                 100                 312                 542                1,201
-----------------------------------------------------------------------------------------------------------------------
  Total Return                                     85                 265                 460                1,025
-----------------------------------------------------------------------------------------------------------------------
  Total Stock Market Index                         59                 186                 324                  726
-----------------------------------------------------------------------------------------------------------------------
  U.S. Global Leaders Growth                       83                 259                 450                1,002
-----------------------------------------------------------------------------------------------------------------------
  U.S. Government Securities                       73                 227                 395                  883
-----------------------------------------------------------------------------------------------------------------------
  U.S. High Yield Bond                            102                 318                 552                1,225
-----------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap                                   96                 300                 520                1,155
-----------------------------------------------------------------------------------------------------------------------
  U.S. Multi Sector                                87                 271                 471                1,049
-----------------------------------------------------------------------------------------------------------------------
  Utilities                                       111                 347                 601                1,329
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                 FUND                           1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  Value                                          $ 87                $271                $471               $1,049
-----------------------------------------------------------------------------------------------------------------------

SERIES II SHARES

-----------------------------------------------------------------------------------------------------------------------
                 FUND                           1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  500 Index                                      $ 78                $243                $422               $  942
-----------------------------------------------------------------------------------------------------------------------
  Active Bond                                      94                 293                 509                1,131
-----------------------------------------------------------------------------------------------------------------------
  All Cap Core                                    114                 356                 617                1,363
-----------------------------------------------------------------------------------------------------------------------
  All Cap Growth                                  118                 368                 638                1,409
-----------------------------------------------------------------------------------------------------------------------
  All Cap Value                                   117                 365                 633                1,398
-----------------------------------------------------------------------------------------------------------------------
  American Blue Chip Income and Growth            125                 390                 676                1,489
-----------------------------------------------------------------------------------------------------------------------
  American Bond                                   124                 387                 670                1,477
-----------------------------------------------------------------------------------------------------------------------
  American Growth-Income                          110                 343                 595                1,317
-----------------------------------------------------------------------------------------------------------------------
  American International                          137                 428                 739                1,624
-----------------------------------------------------------------------------------------------------------------------
  American Growth                                 114                 356                 617                1,363
-----------------------------------------------------------------------------------------------------------------------
  Blue Chip Growth                                115                 359                 622                1,375
-----------------------------------------------------------------------------------------------------------------------
  Capital Appreciation                            113                 353                 612                1,352
-----------------------------------------------------------------------------------------------------------------------
  Classic Value                                   131                 409                 708                1,556
-----------------------------------------------------------------------------------------------------------------------
  Core Bond                                       101                 315                 547                1,213
-----------------------------------------------------------------------------------------------------------------------
  Core Equity                                     112                 350                 606                1,340
-----------------------------------------------------------------------------------------------------------------------
  Dynamic Growth                                  129                 403                 697                1,534
-----------------------------------------------------------------------------------------------------------------------
  Emerging Growth                                 115                 359                 622                1,375
-----------------------------------------------------------------------------------------------------------------------
  Emerging Small Company                          131                 409                 708                1,556
-----------------------------------------------------------------------------------------------------------------------
  Equity-Income                                   113                 353                 612                1,352
-----------------------------------------------------------------------------------------------------------------------
  Financial Services                              118                 368                 638                1,409
-----------------------------------------------------------------------------------------------------------------------
  Fundamental Value                               109                 340                 590                1,306
-----------------------------------------------------------------------------------------------------------------------
  Global                                          125                 390                 676                1,489
-----------------------------------------------------------------------------------------------------------------------
  Global Allocation                               131                 409                 708                1,556
-----------------------------------------------------------------------------------------------------------------------
  Global Bond                                     109                 340                 590                1,306
-----------------------------------------------------------------------------------------------------------------------
  U.S. Core                                       108                 337                 585                1,294
-----------------------------------------------------------------------------------------------------------------------
  Health Sciences                                 145                 449                 776                1,702
-----------------------------------------------------------------------------------------------------------------------
  High Yield                                      100                 312                 542                1,201
-----------------------------------------------------------------------------------------------------------------------
  Income & Value                                  165                 511                 881                1,922
-----------------------------------------------------------------------------------------------------------------------
  Index Allocation                                 82                 255                 444                  990
-----------------------------------------------------------------------------------------------------------------------
  International Equity Index A                     90                 281                 488                1,084
-----------------------------------------------------------------------------------------------------------------------
  International Opportunities                     123                 384                 665                1,466
-----------------------------------------------------------------------------------------------------------------------
  International Small Cap                         140                 437                 755                1,657
-----------------------------------------------------------------------------------------------------------------------
  International Core                              123                 384                 665                1,466
-----------------------------------------------------------------------------------------------------------------------
  International Value                             128                 400                 692                1,523
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                 FUND                           1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  Investment Quality Bond                        $ 96                $300                $520               $1,155
-----------------------------------------------------------------------------------------------------------------------
  Large Cap                                       116                 362                 628                1,386
-----------------------------------------------------------------------------------------------------------------------
  Large Cap Value                                 119                 372                 644                1,420
-----------------------------------------------------------------------------------------------------------------------
  Lifestyle Aggressive                            127                 397                 686                1,511
-----------------------------------------------------------------------------------------------------------------------
  Lifestyle Growth                                121                 378                 654                1,443
-----------------------------------------------------------------------------------------------------------------------
  Lifestyle Balanced                              118                 368                 638                1,409
-----------------------------------------------------------------------------------------------------------------------
  Lifestyle Moderate                              113                 353                 612                1,352
-----------------------------------------------------------------------------------------------------------------------
  Lifestyle Conservative                          110                 343                 595                1,317
-----------------------------------------------------------------------------------------------------------------------
  Mid Cap Core                                    122                 381                 660                1,455
-----------------------------------------------------------------------------------------------------------------------
  Mid Cap Index                                    80                 249                 433                  966
-----------------------------------------------------------------------------------------------------------------------
  Mid Cap Stock                                   119                 372                 644                1,420
-----------------------------------------------------------------------------------------------------------------------
  Mid Cap Value                                   117                 365                 633                1,398
-----------------------------------------------------------------------------------------------------------------------
  Money Market                                     79                 246                 428                  954
-----------------------------------------------------------------------------------------------------------------------
  Natural Resources                               134                 418                 723                1,590
-----------------------------------------------------------------------------------------------------------------------
  Pacific Rim                                     131                 409                 408                1,556
-----------------------------------------------------------------------------------------------------------------------
  Quantitative All Cap                            104                 325                 563                1,248
-----------------------------------------------------------------------------------------------------------------------
  Quantitative Mid Cap                            111                 347                 601                1,329
-----------------------------------------------------------------------------------------------------------------------
  Quantitative Value                              103                 322                 558                1,236
-----------------------------------------------------------------------------------------------------------------------
  Real Estate Securities                          103                 322                 558                1,236
-----------------------------------------------------------------------------------------------------------------------
  Real Return Bond                                104                 325                 563                1,248
-----------------------------------------------------------------------------------------------------------------------
  Science & Technology                            139                 434                 750                1,646
-----------------------------------------------------------------------------------------------------------------------
  Small Cap                                       115                 359                 622                1,375
-----------------------------------------------------------------------------------------------------------------------
  Small Cap Growth                                140                 437                 755                1,657
-----------------------------------------------------------------------------------------------------------------------
  Small Cap Index                                  80                 249                 433                  966
-----------------------------------------------------------------------------------------------------------------------
  Small Cap Opportunities                         134                 418                 723                1,590
-----------------------------------------------------------------------------------------------------------------------
  Small Cap Value                                 139                 434                 750                1,646
-----------------------------------------------------------------------------------------------------------------------
  Small Company                                   163                 505                 871                1,900
-----------------------------------------------------------------------------------------------------------------------
  Small Company Value                             135                 421                 729                1,601
-----------------------------------------------------------------------------------------------------------------------
  Special Value                                   149                 462                 797                1,746
-----------------------------------------------------------------------------------------------------------------------
  Strategic Bond                                  102                 318                 552                1,225
-----------------------------------------------------------------------------------------------------------------------
  Strategic Income                                130                 406                 702                1,545
-----------------------------------------------------------------------------------------------------------------------
  Strategic Opportunities                         115                 359                 622                1,375
-----------------------------------------------------------------------------------------------------------------------
  Strategic Value                                 120                 375                 649                1,432
-----------------------------------------------------------------------------------------------------------------------
  Total Return                                    105                 328                 569                1,259
-----------------------------------------------------------------------------------------------------------------------
  Total Stock Market Index                         80                 249                 433                  966
-----------------------------------------------------------------------------------------------------------------------
  U.S. Global Leaders Growth                      103                 322                 558                1,236
-----------------------------------------------------------------------------------------------------------------------
  U.S. Government Securities                       93                 290                 504                1,120
-----------------------------------------------------------------------------------------------------------------------
  U.S. High Yield Bond                            122                 381                 660                1,455
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                 FUND                           1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap                                 $116                $362                $628               $1,386
-----------------------------------------------------------------------------------------------------------------------
  U.S. Multi Sector                               107                 334                 579                1,283
-----------------------------------------------------------------------------------------------------------------------
  Utilities                                       131                 409                 708                1,556
-----------------------------------------------------------------------------------------------------------------------
  Value                                           107                 334                 579                1,283
-----------------------------------------------------------------------------------------------------------------------

                                SMALL CAP FUNDS

EMERGING GROWTH TRUST

SUBADVISER:  Sovereign Asset Management, LLC ("Sovereign")

INVESTMENT OBJECTIVE:  To seek superior long-term rates of return through capital appreciation.

INVESTMENT STRATEGIES: The portfolio seeks to achieve its objective by investing, under normal circumstances, primarily in high quality securities (those with a proven track record of performance and/or growth) and convertible instruments of small-cap U.S. companies.

     Stocks of publicly traded companies -- and mutual funds that hold these stocks -- can be classified by the companies' market value, or capitalization. Market capitalization is defined according to Morningstar U.S. as follows: Based on a universe of the 5000 largest stocks in the U.S., the top 5% of the universe are large cap, the next 15% mid cap, and the bottom 80% are classified as small cap.

     The portfolio will focus on purchasing high quality securities of small-cap U.S. companies whose growth prospects are better than average because they have a unique product or a technology/service edge or an expanding market share.

     Sovereign focuses on a universe of approximately 1000 leading emerging growth stocks (those with growth prospects that are expected to be better than average) derived through a host of considerations including: size, fundamental analysis, balance sheet and market share analysis, company and industry growth prospectus and management interviews. The management team then uses a proprietary, quantitative system to rank stocks based on a variety of financial measures. Top-ranked stocks meeting both fundamental and quantitative criteria will be considered for the portfolio.

     The Emerging Growth Trust may invest to a limited extent in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

     The Emerging Growth Trust may also invest to a limited extent in fixed income securities including money market instruments.

     The Trust may invest in or use the following derivatives for hedging purposes in a manner consistent with the investment objective of the Trust and as permitted by applicable securities legislation: S&P Depository Receipts, Russell 2000 Growth I shares (or similar types of exchange traded funds), stock index futures contracts and options of stock index futures contracts. Such use would include the hedging of significant cash flows into or out of the Trust.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Growth Investing Risk
         --  Foreign Securities Risk                      --  Derivatives Risk
         --  Small and Medium Size Companies Risk         --  Issuer Risk
         --  Fixed Income Securities Risk                 --  Active Management Risk
         --  High Portfolio Turnover Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions.

     In addition, market timers may target portfolios with significant investments in small cap securities. The portfolio may invest significant amounts in such securities.

Performance(A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 11.97% (for the quarter ended 12/2004) and the lowest return was -6.19% (for the quarter ended 9/2004).


--------------------------------------------------------------------------------

         6.9%       7.7%
         2004       2005

--------------------------------------------------------------------------------


                                                           One     Life of    Date First
                                                          Year    Portfolio   Available
 Emerging Growth Trust
   Series I                                               7.65%    16.64%     05/05/2003
   Series II                                              7.38%    16.38%     05/05/2003
   Series NAV(B)                                          7.72%    16.67%     02/28/2005
 Russell 2000 Growth Index(A)                             4.15%    21.50%

(A)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since the information for this index is only provided as of a month end.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(C)On April 28, 2006, the portfolio changed subadvisers. Performance reflects results prior to this change.

SUBADVISER AND PORTFOLIO MANAGERS

     Sovereign, a Delaware limited liability company located at 101 Huntington Avenue, Boston, Massachusetts, was founded in 1979 and is a wholly owned subsidiary of John Hancock Financial Services, Inc. ("JHFS"). JHFS is a subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

     The Portfolio Managers are:

      -- Henry E. Mehlman, CFA (since May, 2006). Mr. Mehlman joined Sovereign in 2006. Prior to joining Sovereign he was employed by an affiliate of Sovereign, John Hancock Advisers, LLC (since 2002). Mr. Mehlman received a B.A. and J.D. from the University of Florida.

      -- Alan E. Norton, CFA (since May, 2006). Mr. Norton joined Sovereign in 2006. Prior to joining Sovereign, Mr. Norton was employed by an affiliate of Sovereign, John Hancock Advisers, LLC (since 2002). Mr. Norton received a B.A. from Trinity College and a M.B.A. from Babson College.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

EMERGING SMALL COMPANY TRUST

SUBADVISER:  RCM Capital Management LLC ("RCM")

INVESTMENT OBJECTIVE:  To seek long term capital appreciation

INVESTMENT STRATEGIES: The portfolio invests, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. companies with smaller capitalizations (which RCM defines as companies with market capitalizations of not less than 50% and not more than 200% of the weighted average market capitalization of the Russell 2000 Index (not less than $105 million and not more than $4.4 billion as of December 31, 2005. The capitalization criteria applies at the time of investment. The portfolio may also invest up to 15% of its assets in foreign securities including emerging markets. The portfolio may also from time to time invest a significant percentage of its assets in the technology and/or healthcare sectors.

     RCM seeks to create an investment portfolio of growth stocks across major industry groups. The portfolio managers evaluate individual stocks based on their growth, quality and valuation characteristics. Examples of growth characteristics include the potential for sustained earnings growth and the development of proprietary products or services; examples of quality characteristics include the integrity of management and a strong balance sheet; and examples of valuation characteristics include relative valuation and upside potential.

     In addition to traditional research activities, the portfolio managers use Grassroots (sm) Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the portfolio invests or contemplates investing, and provides a "second look" at potential investments and checks marketplace assumptions about market demand for particular products and services. RCM sells securities they deem appropriate in accordance with sound investment practices and the portfolio's investment objectives and as necessary for redemption purposes.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

 --  Equity Securities Risk
 --  Small Companies Risk

 --  Liquidity Risk

 --  IPOs ("Initial Public Offerings") Risk

 --  Growth Investing

 --  Foreign Securities Risk (including emerging

  markets risk and currency risk)

 --  Derivatives Risk

 --  Issuer Risk

 --  Active Management Risk

 --  Industry or Sector Investing (Healthcare
  Related Risk and Technology Related Risk)

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in this prospectus under "Hedging and Other Strategic Transactions."

     The portfolio may engage in short-term trading. A high portfolio turnover rate (100% or more) could produce additional trading costs, which would detract from the portfolio's performance.

     In addition, market timers may target portfolios with significant investments in small cap securities. The portfolio may invest significant amounts in such securities.

Performance(A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 59.08% (for the quarter ended 12/1999) and the lowest return was -26.19% (for the quarter ended 3/2001).


--------------------------------------------------------------------------------

         0.1%      73.5%      -4.3%      -22.2%     -29.2%     39.7%      11.5%       5.0%
         1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One     Five     Life of    Date First
                                                          Year    Years    Portfolio   Available
 Emerging Small Company Trust Series I                    5.04%   -2.06%     6.45%     01/01/1997
   Series II(D)                                           4.86%   -2.18%     6.38%     01/28/2002
   Series NAV(C)                                          5.15%   -2.04%     6.46%     02/28/2005
 Russell 2000 Growth Index(B)                             4.15%    2.28%     3.98%

(A)The portfolio changed its subadviser and its investment objective on May 1, 1999 and also on April 28, 2006, performance reflects results prior to these changes.

(B)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.

(C)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(D)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

SUBADVISERS AND PORTFOLIO MANAGERS

     RCM is located at Four Embarcadero Center, San Francisco, CA 94111. Established in 1998, and the successor to the business of its prior holding company, Dresdner RCM Global Investors US Holdings LLC, RCM provides advisory services to mutual funds and institutional accounts. RCM was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. RCM was formerly known as Dresdner RCM Global Investors LLC. RCM is wholly owned by RCM US Holdings LLC ("US Holdings"). US Holdings is a Delaware limited liability company that is wholly owned by Allianz Global Investors AG ("AGI"). AGI, in turn, is owned by Allianz AG ("Allianz").

     The portfolio managers are:

      -- Thomas J. Ross (since May 2006). Director, Chief Investment Officer and Senior Portfolio Manager of RCM. Mr. Ross has senior portfolio management responsibilities for both the U.S. and International Small Cap strategies. Prior to joining RCM in 2001, he was a senior analyst and portfolio manager with Dresdner Bank's dit- Deutscher Investment Trust subsidiary in Frankfurt, Germany for 10 years, managing a variety of global portfolios. He has over 22 years' experience encompassing equity research and portfolio management.

      -- Louise M. Laufersweiler, CFA (since May, 2006). Director, Deputy Chief Investment Officer and Senior Portfolio Manager of RCM. She has senior portfolio management responsibilities for both mid-cap and small-cap equity strategies and is Chief Investment Officer for RCM Mid-Cap and Deputy Chief Investment Officer for RCM U.S. Small Cap.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

SMALL CAP TRUST

SUBADVISER:  Independence Investment LLC ("Independence")

INVESTMENT OBJECTIVE:  To seek maximum capital appreciation consistent with reasonable risk to principal.

INVESTMENT STRATEGIES: The portfolio invests, under normal market conditions, at least 80% of its net assets in equity securities of small cap companies.

     The portfolio invests, under normal market conditions, at least 80% of its net assets in equity securities of companies whose market capitalization does not exceed the greater of (a) $2 billion, (b) the market capitalization of the companies in the Russell 2000 Index ($4.4 billion as of December 31, 2005), and
(c) the market capitalization of the companies in the S&P Small Cap 600 Index ($4.25 billion as of December 31, 2005).

     The subadviser selects securities for the portfolio using a bottom-up selection process that focuses on stocks of statistically undervalued yet promising companies that it believes are likely to show improving fundamental prospects with identifiable catalysts for change. Examples of some of the catalysts the adviser may consider include a new product, new management, regulatory changes, industry or company restructuring or a strategic acquisition.

     The subadviser will attempt to identify undervalued securities using quantitative screening parameters, including various financial ratios and "earnings per share" revisions, which measure the change in earnings estimate expectations. The subadviser additionally narrows the list of stocks using fundamental security analysis, which may include on-site visits, outside research and analytical judgment.

     The portfolio may sell a stock, for example, if it reaches the target price set by the adviser; the adviser decides, by using the same quantitative screens it analyzed in the selection process, that the stock is statistically overvalued; or the adviser decides the earnings expectations or fundamental outlook for the company have deteriorated.

     The portfolio may invest in initial public offerings (IPOs). The portfolio may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities and ADRs, certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities). For purposes of the portfolio, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

     As timing the market is not an important part of the subadviser's investment strategy, cash reserves will normally represent a small portion of the fund's assets (under 20%).

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Value Investing Risk
         --  Small and Medium Size Companies Risk         --  Derivatives Risk
         --  Non-Diversified Portfolios Risk              --  Issuer Risk
         --  IPOs ("Initial Public Offerings") Risk       --  Active Management Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in this prospectus under "Hedging and Other Strategic Transactions."

     In addition, market timers may target portfolios with significant investments in small cap securities. The portfolio may invest significant amounts in such securities.

Performance

     Performance is not provided since the portfolio commenced operations in May, 2005.

SUBADVISER AND PORTFOLIO MANAGERS

     Independence, located at 53 State Street, Boston, Massachusetts 02109 is an indirect wholly owned subsidiary of John Hancock Life Insurance Company ("JHLICO"). JHLICO is located at 200 Clarendon Street, Boston, MA 02117. JHLICO is an indirect wholly owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

     The portfolio manager is:

      -- Charles S. Glovsky, CFA (since May 2005). Mr. Glovsky is a Senior Vice President and the Director of Small Cap strategies. He is a senior portfolio manager and has been in the industry since 1979. He joined Independence in 2000. Previously, he worked for Dewey Square Investors, Glovsky-Brown Capital Management, State Street Research & Management, Alex Brown & Sons, and Eppler, Guerin & Turner. He has a BA from Dartmouth College and an MBA from Stanford University. He is a Principal of Independence and is a member of the Independence Investment Committee, the CFA Institute and the Boston Security Analysts Society.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

SMALL CAP GROWTH TRUST

SUBADVISER:  Wellington Management Company, LLP ("Wellington Management")

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: The portfolio invests, under normal market conditions, primarily in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings.

     Wellington Management selects stocks using a combination of quantitative screens and bottom-up, fundamental security research. Quantitative screening seeks to narrow the list of small capitalization companies and to identify a group of companies with strong revenue growth and accelerating earnings. Fundamental equity research seeks to identify individual companies from that group with a higher potential for earnings growth and capital appreciation.

     The sub-adviser looks for companies based on a combination of criteria including one or more of the following:

      --   Improving market shares and positive financial trends;

      --   Superior management with significant equity ownership; and

      --   Attractive valuations relative to earnings growth outlook.

     The portfolio is likely to experience periods of higher turnover in portfolio securities because the subadviser frequently adjusts the selection of companies and/or their position size based on these criteria. The portfolio's sector exposures are broadly diversified but are primarily a result of stock selection and therefore may vary significantly from the benchmark.

     The sub-adviser will normally invest at least 80% of the Trust's assets in small-cap companies. For the purposes of the portfolio, "small cap companies" are those with market capitalization that are within the range of capitalization of companies represented in either the Russell 2000 Growth Index ($26 million to $4.4 billion as of December 31, 2005) or the Russell 2000 Index ($105 million to $4.4 billion as of December 31, 2005).

     Except as otherwise stated under "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1, the portfolio normally has 10% or less (usually lower) of its assets in cash and cash equivalents.

     The portfolio may invest in initial public offerings (IPOs). The portfolio may also purchase each of the following types of securities, but not as a principal investment strategy: U.S. dollar denominated foreign securities, certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on an index or other securities).

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Derivatives Risk
         --  Small and Medium Size Companies Risk         --  Issuer Risk
         --  Growth Investing Risk                        --  Active Management Risk
         --  IPOs ("Initial Public Offerings") Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     In addition, market timers may target portfolios with significant investments in small cap securities. The portfolio may invest significant amounts in such securities.

Performance(A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 26.90% (for the quarter ended 12/2001) and the lowest return was -27.11% (for the quarter ended 9/2001).


--------------------------------------------------------------------------------

        25.6%      -6.0%      -3.4%      -8.9%      -3.8%      -28.2%     48.8%       9.5%      17.3%
         1997       1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One     Five     Life of    Date First
                                                           Year    Years   Portfolio   Available
 Small Cap Growth Trust
   Series NAV(A)                                          17.34%   5.72%     4.39%     05/01/1996
   Series I(C)                                            17.23%   5.70%     4.38%     04/29/2005
   Series II(C)                                           17.00%   5.65%     4.35%     04/29/2005
 Russell 2000 Growth Index(B)                              4.15%   2.28%     4.24%
 Combined Index(B, D)                                      4.15%   7.45%     8.65%

(A)The Series NAV shares of the Small Cap Growth Trust were first issued on May 1, 2005 in connection with the Trust's acquisition on that date of all the assets of the Small Cap Emerging Growth Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Small Cap Emerging Growth Fund, the Trust's predecessor. These shares were first issued on May 1, 1996.

(B)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since the information for this index is only provided as of a month end.

(C)The Series I, and Series II shares of the Small Cap Growth Trust were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Small Cap Emerging Growth Fund, the Trust's predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I, and Series II shares.

(D)The Combined Index represents the Russell 2000 Value Index from May 1996 to October 2000, the Russell 2000 Index from November 2000 to April 2003 and then the Russell 2000 Growth Index from May 2003 to the present.

SUBADVISER AND PORTFOLIO MANAGERS

     Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm with its principal business offices located at 75 State Street, Boston, Massachusetts 02109. Wellington Management and its predecessor organizations have provided investment services to investment companies, employee benefit plans, endowments, foundations and other institutions since 1928.

     The following people are primarily responsible for the management of the Small Cap Growth Trust:

      -- Steven C. Angeli, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as Portfolio Manager of the Trust and its predecessor fund since April 2003. Mr. Angeli joined Wellington Management as an investment professional in 1994.

      -- Mario E. Abularach, CFA, Vice President and Equity Research Analyst of Wellington Management, joined the firm as an investment professional in 2001. Mr. Abularach has been involved in portfolio management and securities analysis for the Trust since May, 2006. Prior to joining Wellington Management, Mr. Abularach was a research analyst at JLF Asset Management (2000) and an investment analyst for GTCR Golder Rauner (1997-1999).

      -- Stephen Mortimer, Vice President and Equity Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2001. Mr. Mortimer has been involved in portfolio management and securities analysis for the Trust since May, 2006. Prior to joining Wellington Management, Mr. Mortimer was an Equity Analyst at Vinik Asset Management (1998-2000).

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

SMALL CAP OPPORTUNITIES TRUST

SUBADVISER:  Munder Capital Management ("Munder")

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: The portfolio seeks this objective by investing, under normal circumstances, at least 80% of its assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies.

     Small-capitalization companies are those companies with market capitalizations within the range of the companies in the Russell 2000 Index ($105 million to $4.4 billion as of December 31, 2005).

     The portfolio attempts to provide potentially higher returns than a portfolio that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors or have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

     The portfolio will usually invest in equity securities of domestic and, to a lesser extent, foreign companies that the subadviser believes can be purchased at a price significantly below its inherent value. A company's equity securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company.

     In addition to valuation, the subadviser considers these factors, among others in choosing companies:

      --   A stable or improving earnings records;

      --   Sound finances;

      --   Above-average growth prospectus;

      --   Participation in a fast growing industry;

      --   Strategic niche position in a specialized market; and

      --   Adequate capitalization.

     The portfolio may write covered call options during especially volatile markets and also invest in equity securities of larger capitalization companies. Even though a portfolio will receive the option premium to help protect it against loss, a call option sold by the portfolio will expose the portfolio during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain. The portfolio may also use Exchange Traded Funds (ETFs) to manage cash and may invest in equity securities of larger capitalization companies in addition to small capitalization companies.

     The portfolio may engage in short-term trading of portfolio securities.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Derivatives Risk
         --  Small and Medium Size Companies Risk         --  Issuer Risk
         --  Value Investing Risk                         --  Active Management Risk
         --  Foreign Securities Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     The portfolio may engage in short-term trading. A high portfolio turnover rate (100% or more) could produce additional trading costs, which would detract from the portfolio's performance.

     Market timers may target portfolios with significant investments in small cap securities. The portfolio may invest significant amounts in such securities.

Performance(A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 13.31% (for the quarter ended 12/2004) and the lowest return was -5.32% (for the quarter ended 3/2005).


--------------------------------------------------------------------------------

        25.8%       7.8%
         2004       2005

--------------------------------------------------------------------------------


                                                           One     Life of    Date First
                                                          Year    Portfolio   Available
 Small Cap Opportunities Trust
   Series I                                               7.77%    27.26%     05/05/2003
   Series II                                              7.61%    27.02%     05/05/2003
   Series NAV(B)                                          7.87%    27.31%     02/28/2005
 Russell 2000 Value Index(A)                              4.71%    24.62%

(A)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since the information for this index is only provided as of a month end.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

SUBADVISER AND PORTFOLIO MANAGERS

     Munder manages the Small Cap Opportunities Trust. Munder, with offices at 480 Pierce Street, Birmingham, Michigan 48009, currently serves as investment adviser to the Munder Funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts and high net worth individuals.

     The portfolio is managed by a committee of Munder investment personnel who collectively make investment decisions. The committee is made up of the following individuals:

      -- John P. Richardson, CFA Director, Small-Cap Equity and Senior Portfolio Manager. Mr. Richardson has been co-manager of the Small Cap Opportunities Trust since its inception. He is also a member of the portfolio management team for all mutual fund and separately managed accounts in Munder's Small-Capitalization Value, Micro-Cap and Mid-Cap/Small-Cap Blend investment disciplines. Mr. Richardson has been a member of the portfolio management teams for the Munder Small-Cap Value Fund since early 2000, the Munder Micro-Cap Equity Fund since early 2002, and the Munder Small-Mid Cap Fund since its inception in 2005. Before these assignments, Mr. Richardson spent a decade managing the firm's core GARP (growth-at-a-reasonable-price) equity portfolios. Mr. Richardson is one of the founders of Munder, having joined the company shortly after its inception in 1985.

      -- Julie R. Hollinshead, CFA Senior Portfolio Manager. Ms. Hollinshead has been co-manager of the Small Cap Opportunities Trust since its inception. She is also a member of the portfolio management teams for the Munder Small-Cap Value, Munder Micro-Cap Equity and Munder Small-Mid Cap Funds, as well as separately managed accounts in Munder's Small-Capitalization Value, Micro-Cap and Mid-Cap/Small-Cap Blend disciplines. Ms. Hollinshead has been a member of the Small-Mid Cap Fund team since its inception in 2005. At the beginning of 2003, Ms. Hollinshead joined the Micro-Cap Equity Fund portfolio management team, and later that year joined the Small-Cap Value Fund portfolio management team. Prior to 2003, Ms. Hollinshead was an equity analyst specializing in the consumer discretionary, consumer staples, healthcare and industrial sectors of within the small-capitalization value and micro-cap disciplines. Ms. Hollinshead joined Munder in 1995.

      -- Robert E. Crosby, CFA Senior Portfolio Manager. Mr. Crosby has been co-manager of the Small Cap Opportunities Trust since its inception. He is also a member of the portfolio management teams for the Munder Small-Cap Value, Munder Micro-Cap Equity, Munder Small-Mid Cap, Munder Balanced and Munder Real Estate Equity Investment Funds, as well as separately managed accounts in Munder's REIT, Small-Capitalization Value, Micro-Cap and Mid-Cap/Small-Cap Blend disciplines. Mr. Crosby joined the Munder Small-Cap Value Fund team in June 2003, and the Balanced, Micro-Cap Equity and Small-Mid Cap Fund teams in 2005. Prior to joining the Small-Cap Value and Micro-Cap portfolio management teams, Mr. Crosby consulted with team members on certain types of investments, particularly REITs and energy stocks. Mr. Crosby has managed or co-managed the Munder Real Estate Equity Investment Fund (a REIT fund) since 1998. He also served as co-manager of the Munder Power Plus Fund from late 2001 through early 2003. Prior to 1998, Mr. Crosby was an equity analyst specializing in energy, finance, and capital goods. Mr. Crosby joined Munder in 1993.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

SMALL CAP VALUE TRUST

SUBADVISER:  Wellington Management Company, LLP ("Wellington Management")

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: The portfolio invests, under normal market conditions, at least 80% of its assets in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

     The portfolio, a small cap stock portfolio with a value-oriented emphasis, invests, under normal market conditions, at least 80% of its assets in small-cap companies. For the purposes of this portfolio, "small cap companies" are those with market capitalizations that are those with market capitalizations that are within the range of capitalizations of companies represented in either the S&P 600 Index ($54 million to $4.2 billion as of December 31, 2005) or the Russell 2000 Index ($105 million to $4.4 billion as of December 31, 2005).

     The portfolio invests primarily in a diversified mix of common stocks of small U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

     Wellington Management employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify stocks the sub-adviser believes have distinct value characteristics based on industry-specific valuation criteria. Wellington Management focuses on high quality companies with a proven record of above average rates of profitability that sell at a discount relative to the overall small cap market.

Fundamental research is then used to identify those companies demonstrating one or more of the following characteristics:

      --   Sustainable competitive advantages within a market niche;

      --   Strong profitability and free cash flows;

      --   Strong market share positions and trends;

      --   Quality of and share ownership by management; and

      -- Financial structures that are more conservative than the relevant industry average.

     The Small-Cap Value Trust's sector exposures are broadly diversified but are primarily a result of stock selection and may, therefore, vary significantly from its benchmark.

     Except as otherwise stated under "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1, the Small-Cap Value Trust normally has 10% or less (usually lower) of its assets invested in cash and cash equivalents.

     The Small-Cap Value Trust portfolio may invest in initial public offerings
(IPOs). The portfolio may also purchase each of the following types of securities, but not as a principal investment strategy: real estate investment trusts or other real estate-related equity securities, U.S. dollar denominated foreign securities, certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on an index or other securities).

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Derivatives Risk
         --  Small and Medium Size Companies Risk         --  Issuer Risk
         --  Value Investing Risk                         --  Active Management Risk
         --  IPOs ("Initial Public Offerings") Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     In addition, market timers may target portfolios with significant investments in small cap securities. The portfolio may invest significant amounts in such securities.

Performance(A, B, C, D, E)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 18.86% (for the quarter ended 6/2003) and the lowest return was -17.81% (for the quarter ended 9/2002).


--------------------------------------------------------------------------------

        34.2%      19.1%      -6.4%      38.0%      25.4%       9.2%
         2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One     Five     Life of    Date First
                                                          Year    Years    Portfolio   Available
 Small Cap Value Trust
   Series NAV(A)                                          9.21%   16.07%    18.74%     08/30/1999
   Series I(C)                                            9.21%   16.07%    18.74%     04/29/2005
   Series II(C)                                           9.00%   16.02%    18.71%     04/29/2005
 Russell 2000 Value Index(B)                              4.71%   13.55%    13.44%
 Combined Index(B, D)                                     4.71%   13.55%    13.34%

(A)The Series NAV shares of the Small Cap Value Trust were first issued on April 29, 2005 in connection with the Trust's acquisition on that date of all the assets of the Small Cap Value Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Small Cap Value Fund, the Trust's predecessor. These shares were first issued August 30, 1999.

(B)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since the information for this index is only provided as of a month end.

(C)The Series I, and Series II shares of the Small Cap Value Trust were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Small Cap Value Fund, the Trust's predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I, and Series II shares.

(D)The Combined Index represents the Russell 2500 Value Index from September 1999 to December 2000 and the Russell 2000 Value Index from January 2001 to the present.

(E)The current subadviser has managed the entire portfolio since April 29, 2005. The current subadviser has managed a portion of the portfolio since its inception.

SUBADVISER AND PORTFOLIO MANAGERS

     Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm with its principal business offices located at 75 State Street, Boston, Massachusetts 02109. Wellington Management and its predecessor organizations have provided investment services to investment companies, employee benefit plans, endowments, foundations and other institutions since 1928.

     The following people are primarily responsible for management of the Small Cap Value Trust:

      -- Stephen T. O'Brien, CFA, Senior Vice President of Wellington Management, has served as Portfolio Manager of the Trust and its predecessor fund since October 2002. Mr. O'Brien joined Wellington Management as an investment professional in 1983.

      -- Timothy J. McCormack, CFA, Vice President and Equity Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2000. Mr. McCormack has been involved in portfolio management and securities analysis for the Trust and its predecessor fund, JHVST Small Cap Value, since 2002. Prior to joining Wellington Management, Mr. McCormack was an investment professional at Oppenheimer Capital (1994-2000).

      -- Shaun F. Pedersen, Vice President and Equity Research Analyst of Wellington Management, joined the firm as an investment professional in 2004. Mr. Pedersen has been involved in portfolio management and securities analysis for the Trust and its predecessor fund, JHVST Small Cap Value, since joining the firm. Prior to joining Wellington Management, Mr. Pedersen was an investment professional at Thomas Weisel Asset Management (2001-2004) and at The Boston Company (1996-2000).

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

SMALL COMPANY TRUST

SUBADVISER:  American Century Investment Management, Inc. ("American Century")

INVESTMENT OBJECTIVE:  To seek long-term capital growth.
INVESTMENT STRATEGIES: The portfolio invests, under normal market conditions, primarily in equity securities of smaller-capitalization U.S. companies. The subadviser uses quantitative, computer-driven models to construct the portfolio of stocks for the Small Company Trust.

     Under normal market conditions, at least 80% of the portfolio will consist of stocks of companies that, at the time of investment, have market capitalization not greater than that of the largest company in the S&P Small Cap 600 Index. (The market cap range of this index as of December 31, 2005 was $55 million to $4.25 billion.) If the companies in which the portfolio invests are successful, these companies may grow into medium- and larger-sized companies. In addition, if the portfolio managers determine that the availability of small-sized companies in which to invest is not adequate to meet the portfolio's investment needs, the subadviser may invest up to 20% of the portfolio's assets in medium- and larger-sized companies.

     The portfolio's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the subadviser ranks stocks, primarily smaller companies, from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measure of its growth potential. To measure value, the subadviser uses ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the subadviser uses the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

     In the second step, the subadviser uses a technique called portfolio optimization. In portfolio optimization, the subadviser uses a computer to build a portfolio of stocks from the ranking described above that the subadviser believes will provide the optimal balance between risk and expected return. The goal is to create a portfolio that provides better returns than its benchmark without taking on significant additional risk.

     The subadviser does not attempt to time the market. Instead, under normal market conditions, the subadviser intends to keep the portfolio fully invested in stocks regardless of the movement of the stock prices generally. When the subadvisers believes it is prudent, the portfolio may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the portfolio's cash assets remain liquid while performing more like stocks.

     The subadviser generally sells stocks from the portfolio when they believe:

      --   a stock becomes too expensive relative to other opportunities

      --   a stock's risk parameters outweigh its return opportunity

      --   more attractive alternatives are identified

      --   specific events alter a stock's prospects.

     The portfolio may invest in IPOs (initial public offerings). For the risks associated with IPOs, see "Additional Information about the Portfolios' Investments -- Risks of Investing in Certain Types of Securities -- IPOs." The portfolio is authorized to use each of the investment strategies listed under "Additional Investment Policies" including, without limitation, investing in U.S. government securities and entering into short sales. The portfolio may also purchase securities of other investment companies, including exchange traded funds, and cash and cash equivalents.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  IPOs ("Initial Public Offerings") Risk
         --  Small and Medium Size Companies Risk         --  Issuer Risk
         --  Derivatives Risk                             --  Active Management Risk
         --  IPOs ("Initial Public Offerings") Risk       --  High Portfolio Turnover Risk
         --  Short Sale Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     In addition, market timers may target portfolios with significant investments in small cap securities. The portfolio may invest significant amounts in such securities.

Performance(A,B)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 5.96% (for the quarter ended 9/2005) and the lowest return was -1.44% (for the quarter ended 12/2005).


--------------------------------------------------------------------------------

         6.3%
         2005

--------------------------------------------------------------------------------


                                                           One     Life of    Date First
                                                          Year    Portfolio   Available
 Small Company Trust
   Series I                                               6.32%    16.79%     05/03/2004
   Series II                                              5.99%    16.53%     05/03/2004
   Series NAV(B)                                          6.32%    16.79%     02/28/2005
 S&P Smallcap 600 Index(A)                                7.67%    16.23%

(A)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since the information for this index is only provided as of a month end.

(B)Series NAV shares were first offered February 28, 2005. For periods prior to February 28, 2005, the performance shown reflects the performance of Series I shares. Series I shares have higher expenses than Series NAV shares. Had the performance for periods prior to February 28, 2005 reflected Series NAV expenses, performance would be higher.

SUBADVISERS AND PORTFOLIO MANAGERS

     American Century manages the Small Company Trust. American Century is located at 4500 Main Street, Kansas City, Missouri 64111. American Century is controlled by James E. Stowers Jr., the Chairman of American Century Companies, Inc. American Century has been providing investment management services since 1958.

     The portfolio is managed by the following portfolio managers.

      -- William Martin (since May, 2004). Mr. Martin is a Senior Vice President and Senior Portfolio Manager for American Century. He joined American Century in 1989. He has a degree from the University of Illinois. He is a CFA charterholder.

      -- Wilhelmine von Turk (since May, 2004). Ms. von Turk is a Vice President and Senior Portfolio Manager for American Century. She joined American Century in 1995 and became a portfolio manager in 2000. She has a bachelor of arts from Wellesley College and a Ph.D in statistics from the University of California -- Berkeley. She is a CFA charterholder.

      -- Thomas P. Vaiana (since May, 2004). Mr. Vaiana is a Portfolio Manager for American Century. He joined American Century in February 1997 and became a portfolio manager in August 2000. He has a bachelor's degree in business finance from California State University.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

SMALL COMPANY VALUE TRUST

SUBADVISER:  T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: The portfolio invests primarily in small companies whose common stocks are believed to be undervalued. Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000 Index at the time of purchase ($4.4 billion as of December 31, 2005). Market capitalizations of companies in the Russell Index change over time, however, the portfolio will not sell a stock just because a company has grown to a market capitalization outside the range of the Russell 2000. The portfolio may occasionally purchase companies with a market cap above the range.

     Reflecting a value approach to investing, the Small Company Value Trust will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. T. Rowe Price's in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, they generally look for some of the following factors:

      -- Low price/earnings, price/book value or price/cash flow ratios relative to the S&P 500, the company's peers or its own historic norm;

      --   Low stock price relative to a company's underlying asset values;

      -- Above-average dividend yield relative to a company's peers or its own historic norm;

      --   A plan to improve the business through restructuring; or

      --   A sound balance sheet and other positive financial characteristics.

     While most assets will be invested in U.S. common stocks, the portfolio may purchase other securities, including foreign securities (up to 20% of it's total assets), futures, and options. The portfolio may invest in fixed income and convertible securities without regard to quality or rating, including up to 10% in non-investment grade ("junk bonds") fixed income securities. Since the portfolio invests primarily in equity securities, the risks associated with fixed income securities will not affect the portfolio as much as a portfolio that invests more of its assets in fixed income securities.

     The portfolio holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

     The portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

     The Small Company Value Trust may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options.

     In pursuing its investment objective, the portfolio's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the portfolio's management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Value Investing Risk
         --  Foreign Securities Risk                      --  Issuer Risk
         --  Small and Medium Size Companies Risk         --  Active Management Risk
         --  Fixed Income Securities Risk                 --  Derivatives Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     In addition, market timers may target portfolios with significant investments in small cap securities. The portfolio may invest significant amounts in such securities. While the Trust will seek to identify and prevent such trading no assurance can be given that the Trust will be successful in doing so.

Performance(A, B, C, D, E)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 16.96% (for the quarter ended 6/2003) and the lowest return was -18.31% (for the quarter ended 9/1998).


--------------------------------------------------------------------------------

        -4.7%       8.0%       5.9%       6.5%      -5.9%      33.7%      25.3%       6.9%
         1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One     Five     Life of    Date First
                                                          Year    Years    Portfolio   Available
 Small Company Value Trust
   Series I                                               6.93%   12.41%     7.88%     10/01/1997
   Series II(D)                                           6.73%   12.29%     7.80%     01/28/2002
   Series NAV(C)                                          6.96%   12.42%     7.88%     02/28/2005
 Russell 2000 Value Index(B)                              4.71%   13.55%     9.86%

(A)Effective April 30, 2001, the portfolio changed its subadviser. Performance reflects results prior to this change.

(B)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.

(C)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(D)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

(E)Since June 1, 2000, a portion of the Small Company Value Trust's expenses were reimbursed. If such expenses had not been reimbursed returns would be lower.

SUBADVISER AND PORTFOLIO MANAGERS

     T. Rowe Price manages the Small Company Value Trust. T. Rowe Price, whose address is 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937 by the late Thomas Rowe Price, Jr. T. Rowe Price Group, Inc., a publicly traded financial services holding company, owns 100% of the stock of T. Rowe Price. As of December 31, 2004, T. Rowe Price and its affiliates managed over $235 billion for over eight million individual and institutional investor accounts.

     The portfolio is managed by an investment advisory committee chaired by:

      -- Preston G. Athey (since May, 2001). Mr. Athey, who joined T. Rowe Price in 1978, is a Vice President of T. Rowe Price and has been managing investments since 1982. He is a Chartered Financial Analyst.

     The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio's investment program.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

SPECIAL VALUE TRUST

SUBADVISER:  Salomon Brothers Asset Management Inc ("SaBAM")

INVESTMENT OBJECTIVE:  To seek long-term capital growth.

INVESTMENT STRATEGIES: Under normal circumstances, the portfolio invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of smaller capitalized U.S. companies. Smaller capitalized companies are those whose market capitalization at the time of investment is no greater than (a) $3 billion or (b) the market capitalization of companies in the Russell 2000 Value Index ($3.5 billion as of December 31, 2005), whichever is greater. The size of companies in the index changes with market conditions and the composition of the index. Equity securities include exchange traded and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities and warrants and rights relating to equity securities.

     SaBAM emphasizes individual security selection while spreading the portfolio's investments among industries and sectors. SaBAM uses both quantitative and fundamental methods to identify stocks of smaller capitalization companies it believes have the best prospects for outperforming its competition. (Quantitative methods are screening mechanisms to identify potential investments and include review of: (a) stock yields, (b) stock prices,
(c) cash flow and (d) rankings.)

     SaBAM uses quantitative parameters to select a universe of smaller capitalized companies that fit the portfolio's general investment criteria. (Quantitative parameters are the values used to evaluate investments.) In selecting individual securities from within this range, SaBAM looks for "value" attributes, such as:

      --   Low stock price relative to earnings, book value and cash flow

      --   High return on invested capital

     The subadviser also uses quantitative methods to identify catalysts and trends that might influence the portfolio's industry or sector focus, or the subadviser's individual security selection.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Derivatives Risk
         --  Small and Medium Size Companies Risk         --  Issuer Risk
         --  Value Investing Risk                         --  Active Management Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     Market timers may target portfolios with significant investments in small cap securities. The portfolio may invest significant amounts in such securities. While the Trust will seek to identify and prevent such trading no assurance can be given that the Trust will be successful in doing so.

Performance(A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 11.79% (for the quarter ended 12/2004) and the lowest return was -2.19% (for the quarter ended 3/2005).

--------------------------------------------------------------------------------

        20.2%       5.6%
         2004       2005

--------------------------------------------------------------------------------


                                                           One     Life of    Date First
                                                          Year    Portfolio   Available
 Special Value Trust
   Series I                                               5.60%    19.52%     05/05/2003
   Series II                                              5.30%    19.25%     05/05/2003
   Series NAV(B)                                          5.62%    19.53%     02/28/2005
 Russell 2000 Value Index(A)                              4.71%    24.62%

(A)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since the information for this index is only provided as of a month end.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

SUBADVISER AND PORTFOLIO MANAGERS

     On December 1, 2005, Citigroup Inc. ("Citigroup") completed the sale of substantially all of its asset management business, Citigroup Asset Management, to Legg Mason, Inc. As a result, SaBAM became a wholly owned subsidiary of Legg Mason, Inc. Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland, 21202, is a financial services holding company.

     Under a licensing agreement between Citigroup and Legg Mason, the name Salomon Brothers Asset Management Inc , as well as all logos, trademarks, and service marks related to Citigroup or any of its affiliates ("Citi Marks") are licensed for use by Legg Mason. All Citi Marks are owned by Citigroup and are used under license. Legg Mason and its affiliates including SaBAM, are not affiliated with Citigroup.

     The Portfolio Manager is:

      -- Peter J. Hable Managing Director, 23 years of securities business experience. Employed by SaBAM or its affiliate firms since 1983. BS in Economics from Southern Methodist University. MBA from Wharton School of Finance.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

                                 MID CAP FUNDS

DYNAMIC GROWTH TRUST

SUBADVISER:  Deutsche Asset Management, Inc. ("DeAM")

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: The portfolio invests primarily in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.

     Under normal circumstances, the portfolio invests the majority of its assets in the stock and other securities with equity characteristics of U.S. companies with market capitalizations, at the time of purchase, within the market capitalization range of the Russell Mid Cap Growth Index. DeAM believes these companies contain the greatest concentration of businesses with significant growth prospects.

     DeAM focuses on individual security selection rather than industry selection. DeAM uses an active process which combines financial analysis with company visits to evaluate management and strategies. DeAM may invest in internet related companies.

     The portfolio may invest in convertible securities when it is more advantageous than investing in a company's common stock. The portfolio may also invest up to 20% of its assets in stocks and other securities of companies based outside the U.S. Under normal conditions this tactic will not comprise a major element of its strategy.

     Investment Process. Company research lies at the heart of DeAM's investment process. DeAM uses a "bottom-up" approach to picking securities. This approach focuses on individual stock selection rather than industry selection.

      -- DeAM focuses on undervalued stocks with fast-growing earnings and superior near-to-intermediate term performance potential.

      -- DeAM emphasizes individual selection of medium-sized stocks across all economic sectors, early in their growth cycles and with the potential to be the blue chips of the future.

      -- DeAM generally seeks companies with leading or dominant position in their niche markets, a high rate of return on invested capital and the ability to finance a major part of future growth from internal sources.

      -- DeAM screens within the market capitalization range of the S&P Mid-Cap 400 Index for medium-sized companies with growth and profitability.

     Temporary Defensive Position. The portfolio may from time to time adopt a temporary defensive position in response to extraordinary adverse political, economic or stock market events. DeAM may invest up to 100% of the portfolio's assets in the common stock of larger companies, in fixed-income securities, or short-term money market securities. To the extent DeAM adopts such a position and over the course of its duration, the portfolio may not meet its goal of long-term capital growth.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Technology Related Risk
         --  Foreign Securities Risk                        (see Industry or Sector Investing Risk)
         --  Small and Medium Size Companies Risk         --  Derivatives Risk
         --  Non-Diversified Portfolios Risk              --  Issuer Risk
         --  Growth Investing Risk                        --  Active Management Risk
         --  High Portfolio Turnover Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

Performance(A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 16.05% (for the quarter ended 6/2003) and the lowest return was -27.60% (for the quarter ended 9/2001).


--------------------------------------------------------------------------------

        -40.2%     -28.4%     29.0%      10.0%      12.4%
         2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One      Five     Life of    Date First
                                                           Year    Years    Portfolio   Available
 Dynamic Growth Trust
   Series I                                               12.40%   -7.34%    -13.62%    05/01/2000
   Series II(D)                                           12.01%   -7.45%    -13.71%    01/28/2002
   Series NAV(C)                                          12.60%   -7.31%    -13.59%    04/29/2005
 Russell Midcap Growth Index(B)                           12.10%    1.38%     -2.54%

(A)As of November 25, 2002, DeAM took over management responsibilities of the Dynamic Growth Trust.

(B)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.

(C)NAV shares were first offered April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(D)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

SUBADVISER AND PORTFOLIO MANAGERS

     Deutsche Asset Management, Inc. (DeAM) located at 345 Park Avenue, New York, New York 10154, is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

     DeAM provides a full range of investment advisory services to retail and institutional clients.

     The Portfolio Managers are:

      -- Robert Janis. Managing Director. Joined DeAM in 2004. Prior to joining DeAM, he served as portfolio manager for 10 years at Credit Suisse Asset Management (or at its predecessor Warburg Pincus Asset Management).

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

MID CAP CORE TRUST

SUBADVISER:  A I M Capital Management, Inc. ("AIM")

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.
INVESTMENT STRATEGIES: The portfolio seeks to achieve its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies.

     The portfolio considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000 Index. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000 Index, which measure the performance of the 3000 largest U.S. companies based on total market capitalization. The companies in the Russell Midcap Index are considered representative of medium-sized companies. As of December 31, 2005, the market cap range of the Russell Mid Cap Index was $582 million to $18.22 billion.

     In complying with the 80% investment requirement, the portfolio's investments may include synthetic instruments. Synthetic instruments are investment that have economic characteristics similar to the portfolio's direct investments and may include warrants, futures, options, exchange-traded funds and American Depository Receipts. The portfolio may invest up to 20% of it assets in equity securities of companies in other market capitalization ranges. The portfolio may also invest up to 20% of its assets in investment-grade debt securities, U.S. government securities, high quality money market instruments, and, as part of a risk management strategy, cash and cash equivalents, including shares of affiliated money market funds. The portfolio's risk management strategy may result in a significant portion of the portfolio's assets being invested in cash and cash equivalents to limit the portfolio's volatility. The portfolio may invest up to 25% of its total assets in foreign securities. For risk management or cash management purposes, the portfolio may hold a portion of its assets in cash or cash equivalents, including shares of money market funds*. Any percentage limitations with respect to assets of the portfolio are applied at the time of purchase.

     In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers' search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets. The portfolio managers consider whether to sell a particular security when any of these factors materially change.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Fixed Income Securities Risk
         --  Foreign Securities Risk                      --  Derivatives Risk
         --  Small and Medium Size Companies Risk         --  Issuer Risk
         --  Value Investing Risk                         --  Active Management Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

Performance (A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 8.29% (for the quarter ended 12/2004) and the lowest return was -2.55% (for the quarter ended 9/2004).

--------------------------------------------------------------------------------

        14.3%       6.1%
         2004       2005

--------------------------------------------------------------------------------


                                                           One      Life of    Date First
                                                           Year    Portfolio   Available
 Mid Cap Core Trust
   Series I                                                6.12%    16.09%     05/05/2003
   Series II                                               5.89%    15.87%     05/05/2003
   Series NAV(B)                                           6.26%    16.15%     02/28/2005
 Russell Midcap Index(A)                                  12.65%    24.95%

(A)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since the information for this index is only provided as of a month end.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

SUBADVISER AND PORTFOLIO MANAGERS

     A I M Capital Management, Inc., ("AIM"). AIM manages the Mid Cap Core Trust. AIM is an indirect wholly owned subsidiary of A I M Management Group Inc., whose principal business address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. A I M Management Group, Inc. founded in 1976, is a holding company engaged in the financial services business and is a wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region.

     AIM, and/or its affiliates is the investment adviser for mutual funds, separately managed accounts, such as corporate and municipal pension plans, charitable institutions and private individuals.

     The Portfolio Managers are:

      -- Ronald S. Sloan (Lead Manager) (since May, 2003). Mr. Sloan is a Senior Portfolio Manager at AIM. Mr. Sloan joined AIM in 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

MID CAP STOCK TRUST

SUBADVISER:  Wellington Management Company, LLP ("Wellington Management")

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: The portfolio invests primarily in equity securities of mid-sized companies with significant capital appreciation potential.

     Wellington Management seeks to achieve the Trust's objective by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. The Trust tends to invest in companies whose capitalization is similar to the market capitalization of companies in the Russell Mid Cap Index.

     Wellington Management's investment approach while based primarily on proprietary fundamental analysis, may also be shaped by secular and industry themes. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, Wellington Management looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., great management teams), and attractive relative value within the context of a security's primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive. The Mid Cap Stock Trust may invest up to 20% of its assets in foreign securities.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  High Portfolio Turnover Risk
         --  Foreign Securities Risk                      --  Derivatives Risk
         --  Small and Medium Size Companies Risk         --  Issuer Risk
         --  Growth Investing Risk                        --  Active Management Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

Performance (A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 20.74% (for the quarter ended 12/2001) and the lowest return was -23.64% (for the quarter ended 3/2001).


--------------------------------------------------------------------------------

        -4.0%      -11.0%     -22.6%     42.3%      19.0%      14.6%
         2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One     Five     Life of    Date First
                                                           Year    Years   Portfolio   Available
 Mid Cap Stock Trust
   Series I                                               14.57%   5.99%     3.95%     05/01/1999
   Series II (C)                                          14.42%   5.86%     3.86%     01/28/2002
   Series NAV(B)                                          14.71%   6.02%     3.97%     02/28/2005
 Russell Midcap Growth Index(A)                           12.10%   1.38%     4.28%

(A)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

SUBADVISER AND PORTFOLIO MANAGERS

     Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm with its principal business offices located at 75 State Street, Boston, Massachusetts 02109. Wellington Management and its predecessor organizations have provided investment services to investment companies, employee benefit plans, endowments, foundations and other institutions since 1928.

     The following people are primarily responsible for the management of the
Trust:

      -- Michael T. Carmen, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as Portfolio Manager of the Trust since April, 2000. Mr. Carmen joined Wellington Management as an investment professional in 1999.

      -- Mario E. Abularach, CFA, Vice President and Equity Research Analyst of Wellington Management, joined the firm as an investment professional in 2001. Mr. Abularach has been involved in portfolio management and securities analysis for the Trust since May, 2006. Prior to joining Wellington Management, Mr. Abularach was a research analyst at JLF Asset Management (2000) and an investment analyst for GTCR Golder Rauner (1997-1999).

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

MID CAP VALUE TRUST

SUBADVISER:   Lord, Abbett & Co. LLC ("Lord Abbett")

INVESTMENT OBJECTIVE:  To seek capital appreciation.

INVESTMENT STRATEGIES: The portfolio invests primarily in equity securities which it believes to be undervalued in the marketplace. Under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) will consist of investments in mid-sized companies, with market capitalizations at the time of purchase within the market capitalization range of companies in the Russell Mid Cap Index. As of December 31, 2005, the market capitalization range of the Russell Mid Cap Index was $582 million to $18.2 billion. This range varies daily.

     Lord Abbett uses a value approach in managing the Mid Cap Value Trust. It generally tries to identify stocks of companies that have the potential for significant market appreciation due to growing recognition of improvement in their financial results or increasing anticipation of such improvement. In trying to identify these companies, Lord Abbett looks for such factors as:

         --  Changes in economic and financial            --  Price increases for the company's products
        environment                                       or services
         --  New or improved products or services         --  Changes in management or company structure
         --  Improved efficiencies resulting from new     --  Changes in government regulations,
             technologies or changes in distribution      political climate or competitive conditions
         --  New or rapidly expanding markets

     The Mid Cap Value Trust may invest up to 10% of its assets in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contract for the purchase or sale of a fixed quantity of a foreign currency at a future date. Lord Abbett does not consider ADRs and securities of companies domiciled outside the U.S. but that are traded in the United States to be "foreign securities." Accordingly, such investments are not subject to the 10% limitation on foreign securities.

Temporary Defensive Investments

     At times the Mid Cap Value Trust may take a temporary defensive position by investing some or all of its assets in short-term fixed income securities. Such securities may be used to attempt to avoid losses in response to adverse market, economic, political or other conditions, to invest uncommitted cash balances, or to maintain liquidity to meet shareholder redemptions. These securities include: obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by cash and obligations of the U.S. Government and its agencies and instrumentalities. These investments could reduce the benefit from any upswing in the market and prevent the Mid Cap Value Trust from achieving its investment objective.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Derivatives Risk
         --  Foreign Securities Risk                      --  Issuer Risk
         --  Small and Medium Size Companies Risk         --  Active Management Risk
         --  Value Investing Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

Performance(A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 15.35% (for the quarter ended 6/2003) and the lowest return was -14.75% (for the quarter ended 9/2002).


--------------------------------------------------------------------------------

        -10.1%     25.4%      24.5%       8.0%
         2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One      Life of    Date First
                                                           Year    Portfolio   Available
 Mid Cap Value Trust
   Series I                                                8.00%    10.38%     04/30/2001
   Series II(C)                                            7.76%    10.24%     01/28/2002
   Series NAV(B)                                           8.16%    10.41%     02/28/2005
 Russell Midcap Value Index(A)                            12.65%    12.71%

(A)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since the information for this index is only provided as of a month end.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

SUBADVISER AND PORTFOLIO MANAGERS

     Lord Abbett was founded in 1929 and manages one of America's oldest mutual fund complexes. Lord Abbett is located at 90 Hudson Street, Jersey City, New Jersey 07302-3973.

     Lord Abbett uses a team of investment managers and analysts acting together to manage the Fund's investments. Edward K. von der Linde heads the team and the other senior members of the team are Eileen Banko, Howard E. Hansen, and David
G. Builder. Messrs. von der Linde and Hansen are primarily and jointly responsible for the day-to-day management of the Portfolio. Mr. von der Linde is a Partner and joined Lord Abbett in 1988. Mr. Hansen, Partner and Investment Manager, joined Lord Abbett in 1995, Ms. Banko, Equity Analyst, joined Lord Abbett in 1990, and Mr. Builder, Equity Analyst, joined Lord Abbett in 1998.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

QUANTITATIVE MID CAP TRUST

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

INVESTMENT OBJECTIVE:  To seek long-term capital growth.

INVESTMENT STRATEGIES: The portfolio invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants. The portfolio may also invest up to 20% of its assets in large-cap stocks, convertible preferred stocks, convertible bonds and warrants in an effort to reduce overall portfolio volatility and increase performance.

     Stocks of publicly traded companies -- and mutual funds that hold these stocks -- can be classified by the companies' market value, or capitalization. Market capitalization is defined according to Morningstar U.S. as follows: Based on a universe of the 5000 largest stocks in the U.S., the top 5% of the universe are large cap, the next 15% mid cap, and the bottom 80% are classified as small cap. Using this definition, as of December 31, 2005, the largest company in the mid-cap universe was about $14.6 billion and the smallest about $427 million.

     MFC Global ("U.S.A.") uses a bottom-up, as opposed to a top-down, investment style in managing the portfolio. This means that securities are selected based upon fundamental analysis performed by the portfolio manager and MFC Global ("U.S.A.")'s equity research analysts. The equity research analysts use fundamental analysis to identify mid-cap and large-cap securities with strong industry position, leading market share, proven management and a strong balance sheet. The analysts then rank all such securities based on financial attributes (including earnings, growth and momentum) using quantitative analysis. Securities at the top of this ranking may be purchased by the portfolio.

     The Quantitative Mid Cap Trust may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contract for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

     The Quantitative Mid Cap Trust may also invest to a limited extent in fixed income securities including money market instruments.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Derivatives Risk
         --  Small and Medium Size Companies Risk         --  Issuer Risk
         --  Foreign Securities Risk                      --  Active Management Risk
         (including Emerging Markets Risk)                --  High Portfolio Turnover Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

Performance(A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 14.96% (for the quarter ended 6/2003) and the lowest return was -13.34% (for the quarter ended 9/2002).


--------------------------------------------------------------------------------

        -22.6%     38.5%      18.2%      13.6%
         2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One      Life of    Date First
                                                           Year    Portfolio   Available
 Quantitative Mid Cap Trust
   Series I                                               13.62%     3.50%     04/30/2001
   Series II(C)                                           13.39%     3.33%     01/28/2002
   Series NAV(B)                                          13.70%     3.52%     04/29/2005
 S&P Midcap 400 Index(A)                                  12.55%     9.45%

(A)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since the information for this index is only provided as of a month end.

(B)NAV shares were first offered April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

SUBADVISER AND PORTFOLIO MANAGERS

     MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios listed above. MFC Global (U.S.A.) is an indirect wholly-owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and Manulife Funds Direct (Hong Kong) Limited, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

     The Portfolio Managers are:

      -- Rhonda Chang (since May, 2001). Ms. Chang joined MFC Global (U.S.A.) in 1996. She is a Vice President and a Senior Portfolio Manager of U.S. Equities at Manulife Financial. Prior to joining Manulife Financial in 1994, Ms. Chang was an investment analyst with AIG Global Investors. She is a Chartered Financial Analyst and graduated from York University with an MBA.

      -- Noman Ali (since January, 2005). Mr. Ali joined MFC Global (U.S.A.) in 1999. He is an Assistant Vice President and Portfolio Manager, U.S. Equity at Manulife Financial. He is a Chartered Financial Analyst.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

VALUE TRUST

SUBADVISER:  Van Kampen Investments

INVESTMENT OBJECTIVE:  To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

INVESTMENT STRATEGIES: The portfolio seeks to attain this objective by investing primarily in equity securities of companies with capitalizations similar to the market capitalization of companies in the Russell Midcap Value Index ($582 million to $18.2 billion as of December 31, 2005).

     Under normal circumstances, the Value Trust invests at least 65% of its total assets in equity securities. These primarily include common stocks, but may also include preferred stocks, convertible securities, rights, warrants, and ADR's. The

Value Trust may invest without limit in ADRs and may invest up to 5% of its total assets in foreign equities excluding ADRs. The Value Trust may invest up to 15% of its net assets in real estate investment trusts (REITs).

     Van Kampen's approach is to select equity securities which are believed to be undervalued relative to the stock market in general as measured by the Russell Midcap Value Index. Generally, medium market capitalization companies will consist primarily of those that Van Kampen believes are selling below their intrinsic value and offer the opportunity for growth of capital. The portfolio emphasizes a "value" style of investing focusing on those companies with strong fundamentals, consistent track records, growth prospectus, and attractive valuations. Van Kampen may favor securities of companies that are in undervalued industries. Van Kampen may purchase stocks that do not pay dividends. Van Kampen may also invest the portfolio's assets in companies with smaller or larger market capitalizations.

Temporary Defensive Investing

     To meet redemption requests or pending investment of its assets or during unusual market conditions, the Value Trust may place all or a portion of its assets in fixed income securities, and cash and cash equivalents. To the extent the portfolio is in a defensive position, the ability to achieve its investment objective will be limited.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Derivatives Risk
         --  Small and Medium Size Companies Risk         --  Issuer Risk
         --  Value Investing Risk                         --  Active Management Risk
         --  Real Estate Securities Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

Performance(A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 20.39% (for the quarter ended 6/2003) and the lowest return was -23.40% (for the quarter ended 9/2002).

--------------------------------------------------------------------------------

        -1.7%      -2.8%      24.6%       3.4%      -22.8%     38.8%      15.2%      12.6%
         1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One      Five     Life of    Date First
                                                           Year    Years    Portfolio   Available
 Value Trust
   Series I                                               12.56%    7.51%     8.52%     01/01/1997
   Series II(D)                                           12.35%    7.40%     8.46%     01/28/2002
   Series NAV(C)                                          12.67%    7.53%     8.54%     04/29/2005
 Russell Midcap Value Index(B)                            12.65%   12.21%    12.95%

(A)Current Subadvisor assignment became effective May 1, 2003.

(B)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for this index is only provided as of a month end.

(C)NAV shares were first offered April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(D)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

SUBADVISER AND PORTFOLIO MANAGERS

     Morgan Stanley Investment Management Inc. ("MSIM"), which does business in certain instances using the name "Van Kampen", has its principal offices at 1221 Avenue of the Americas, New York, New York. MSIM conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of MSIM. MSIM also does business in certain instances using the name "Miller Anderson." Prior to May 1, 2003, Miller Anderson was listed as the subadviser to the Value Trust.

     The Value Trust is managed within Van Kampen's Equity Income team. The team consists of portfolio managers and analysts. Current members of the team primarily responsible for the day-to-day management of the portfolio include James Gilligan, a Managing Director, Thomas Bastian, Thomas R. Cooper and James
O. Roeder, Executive Directors, and Sergio Marcheli and Vince Vizachero, Vice Presidents.

     James Gilligan, who is the lead portfolio manager, has worked for Van Kampen since 1985 and has managed the portfolio since May 2003. James Roeder has worked for Van Kampen since 1999 and has managed the portfolio since May 2003. Sergio Marcheli has worked for Van Kampen since 2003 and has managed the portfolio since May 2003. Prior to that, he was a portfolio specialist at Van Kampen. Thomas Bastian has worked for Van Kampen since 2003 has managed the portfolio since May 2003. Prior to that, he was a portfolio manager at Eagle Asset Management. Vince Vizachero has worked for Van Kampen since 2001 and has managed the portfolio since May 2003. Prior to 2001, he was an analyst at Fidelity. Mr. Copper has been associated with Van Kampen since 1986 and began managing the portfolio in December 2005.

     Each member is responsible for specific sectors, with the exception of Sergio Marcheli. Mr. Marcheli also Manages the cash position of the portfolio. All team members are responsible for the day-to-day management of the portfolio and James Gilligan is responsible for the execution of the overall strategy of the portfolio.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

     The composition of the team may change without notice from time to time.

                                LARGE CAP FUNDS

ALL CAP CORE TRUST

SUBADVISER:  Deutsche Asset Management, Inc. ("DeAM")

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: The portfolio invests in common stocks and other equity securities within all asset classes (small, mid and large cap) primarily those within the Russell 3000 Index.

     The portfolio may invest in all types of equity securities including common stocks, preferred stocks and preferred and preference stocks, convertible securities and depositary receipts for such securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets.

     The portfolio may also invest in U.S. Government securities and up to 5% of its assets in foreign securities.

     Investment Philosophy. DeAM pursues an actively managed, quantitative investment process. DeAM's investment philosophy is based on three central tenets:

      -- Securities have an intrinsic value from which they deviate over time. DeAM believes that the best way to measure a security's fair vale is relative to its peers within its own industry.

      -- Finding attractive companies with long-term potential requires a consideration of both growth and value attributes. Technical analysis further enhances the stock selection process, helping to identify timely market opportunities.

      -- Quantitative investment models provide an improved framework for selecting mispriced stocks in an unbiased, consistent and repeatable manner.

     Quantitative Investment Approach. DeAM blends fundamental equity analysis and quantitative investment theory into a disciplined and systematic process. This technique minimizes subjectivity and allows the team to analyze the broadest possible universe of stocks. DeAM's proprietary U.S. stock evaluation model, the Quantitative Investment Model (the "Model"), incorporates valuation and growth investment parameters and is used to select securities. DeAM believes that combining techniques used by fundamental value investors with extensive growth and earnings analysis minimizes investment style bias and ultimately produces a "pure" stock selection process that seeks to add value in any market environment. DeAM also incorporates technical analysis to capture short-term price changes and market responsiveness to new information.

     By applying a rigorous portfolio construction process, the team targets excess return levels similar to traditional managers, while holding a significantly more diversified basket of stocks. Non-linear market impact assumptions are also incorporated into the process to maximize the trade-off between the anticipated pickup from trading and the costs associated with making these trades.

     Portfolio Construction and Quantitative Risk Management. DeAM extensively screens the Russell 3000 universe using multiple investment parameters to identify what DeAM believes are the most and least attractive securities. Expected returns are generated for each stock relative to its own industry. Securities are then selected based on expected returns, risk control constraints and anticipated transaction costs.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Issuer Risk
         --  Derivatives Risk                             --  Active Management Risk
         --  High Portfolio Turnover Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

Performance(A, B, C, D, E)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 23.59% (for the quarter ended 12/1999) and the lowest return was -24.41% (for the quarter ended 3/2001).


--------------------------------------------------------------------------------

        25.3%      24.0%      37.2%      -27.3%     -21.4%     -25.2%     31.5%      16.3%       9.1%
         1997       1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One     Five      Life of    Date First
                                                          Year     Years    Portfolio   Available
 All Cap Core Trust
   Series I                                               9.08%    -0.38%     5.64%     07/15/1996
   Series II(E)                                           8.89%    -0.50%     5.57%     01/28/2002
   Series NAV(D)                                          9.21%    -0.35%     5.66%     04/29/2005
 Russell 3000 Index(B)                                    6.13%     1.58%     8.62%
 Combined Index(B, C)                                     6.12%    -1.97%     6.75%

(A)Effective November 25, 2002, the portfolio changed its subadviser. Performance reflects results prior to these changes.

(B)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for this index is only provided as of a month end.

(C)The Combined Index is a blend of the Russell 1000 Growth Index from inception through December 31, 2002 and the Russell 3000 Index from January 1, 2003 and thereafter.

(D)NAV shares were first offered April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(E)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

SUBADVISER AND PORTFOLIO MANAGERS

     Deutsche Asset Management, Inc. (DeAM), located at 345 Park Avenue, New York, New York 10154, is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

     DeAM provides a full range of investment advisory services to retail and institutional clients.

     The portfolio managers are as follows:

     of Asset Allocation in 2001, after 11 years of experience as an investment strategist and manager of the Asset Allocation Strategies Group at Barclays Global Investors and as global asset allocation research director at First Quadrant Corp.
           - BS from Northeastern University; MS from California Institute of Technology; PhD from University of California, Irvine.

      --   Robert Wang, Managing Director.
           - Senior Portfolio Manager for Multi-Asset Class Quantitative Strategies.
           - Joined DeAM in 1995 as senior fixed income portfolio manger after 13 years of experience at J.P. Morgan and Co. trading fixed income, derivatives and foreign exchange products.
           - BS in economics from The Wharton School, University of
             Pennsylvania.

      --   Julie Abbett, Director
           - Senior Portfolio Manager for Quantitative Strategies.
           - Joined DeAM in 2000 after 4 years of combined experience as a consultant with equity trading services for BARRA, Inc and a product developer at FactSet Research.
           - BA from University of Connecticut.

      --   Jin Chen, Director
           - Senior Portfolio Manager for Quantitative Strategies.
           - Joined DeAM in 1999, previously serving as portfolio manager for Absolute Return Strategies, after 4 years of experience as a fundamental equity analyst and portfolio manager of various funds in US large and small cap equities at Thomas White Asset Management.
           - BS from Nanjing University; MS from Michigan State University.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

ALL CAP GROWTH TRUST

SUBADVISER:  A I M Capital Management, Inc. ("AIM")

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: The portfolio seeks to achieve this investment objective by investing its assets, under normal market conditions, principally in common stocks of companies that the portfolio managers believe likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. Any income received from securities held by the portfolio will be incidental.

     The All Cap Growth Trust's portfolio is primarily comprised of securities of two basic categories of companies:

      -- "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and

      -- "earnings acceleration" companies which AIM believes are currently enjoying a dramatic increase in profits.

     The All Cap Growth Trust may also purchase the common stocks of foreign companies. It is not anticipated, however, that foreign securities will constitute more than 20% of the value of the portfolio. American Depository Receipts ("ADRs") and European Depositary Receipts ("EDRs") and other securities representing underlying securities of foreign issuers are treated as foreign securities and included in this 20% limitation.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

Use of Hedging and Other Strategic Transactions

     The All Cap Growth Trust may:

      --   purchase and sell stock index futures contracts,

      -- purchase options on stock index futures as a hedge against changes in market conditions,

      -- purchase and sell futures contracts and purchase related options in order to hedge the value of its portfolio against changes in market conditions,

      -- write (sell) covered call options (up to 25% of the value of the portfolio's net assets),

      -- foreign exchange transactions to hedge against possible variations in foreign exchange rates between currencies of countries in which the portfolio is invested including: the direct purchase or sale of foreign currency, the purchase or sale of options on futures contract with respect to foreign currency, the purchase or sale of forward contracts, exchange traded futures contracts and options of futures contracts.

     See "Hedging and Other Strategic Transactions" for further information on these investment strategies.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Derivatives Risk
         --  Foreign Securities Risk                      --  Issuer Risk
         --  Growth Investing Risk                        --  Active Management Risk
         --  Technology Related Risk
         (see Industry or Sector Investing Risk)

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

Performance(A, B, C, D, E)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 36.09% (for the quarter ended 12/1999) and the lowest return was -23.20% (for the quarter ended 9/2001).


--------------------------------------------------------------------------------

        15.3%      28.3%      44.7%      -10.8%     -23.8%     -24.4%     29.2%       6.5%       9.0%
         1997       1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One     Five     Life of    Date First
                                                          Year    Years    Portfolio   Available
 All Cap Growth Trust
   Series I                                               8.99%   -2.87%     5.95%     03/04/1996
   Series II(E)                                           8.77%   -3.00%     5.88%     01/28/2002
   Series NAV(D)                                          9.12%   -2.91%     5.93%     02/28/2005
 Russell 3000 Growth Index(B)                             5.17%   -3.15%     6.06%
 Combined Index(B, C)                                     5.17%   -3.15%     4.34%

(A)Effective May 1, 1999, the portfolio changed its subadviser and its investment objective. Performance reflects results prior to these changes.

(B)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.

(C)The Combined Index is a blend of the Russell Midcap Growth Index since inception until November 30, 1999, and the performance of the Russell 3000 Growth Index from December 1, 1999 and thereafter.

(D)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(E)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

SUBADVISER AND PORTFOLIO MANAGERS

     A I M Capital Management, Inc., ("AIM"). AIM manages the All Cap Growth Trust. AIM is an indirect wholly owned subsidiary of AIM Management Group Inc., whose principal business address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. AIM Management Group, Inc. founded in 1976, is a holding company engaged in the financial services business and is a wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region.

     AIM, and/or its affiliates is the investment adviser for mutual funds, separately managed accounts, such as corporate and municipal pension plans, charitable institutions and private individuals.

     The following individuals are jointly and primarily responsible for the day-to-day management of the All Cap Growth Trust's portfolio:

      -- Larry H. Sachnowitz (since September, 2005). Mr. Sachnowitz has been associated with AIM/and or its affiliates since 1987 and is the lead portfolio manager. As the lead manager, Mr. Sachnowitz generally has final authority over all aspects of the All Cap Growth Trust's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Sachnowitz may perform these functions, and the nature of these functions, may change from time to time.

      -- Kirk L. Anderson (since September, 2005). Mr. Anderson has been associated with AIM/and or its affiliates since 1994.

      -- James G. Birdsall (since September, 2005). Mr. Birdsall has been associated with AIM/and or its affiliates since 1995.

      -- Robert J. Lloyd (since September, 2005). Mr. Lloyd has been associated with AIM and/or its affiliates since 1990.

     They are assisted by the AIM's Large/Multi-Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the portfolio, but do not have day-to-day management responsibilities with respect to the portfolio. Members of the team may change from time to time.

     The Trust's Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

ALL CAP VALUE TRUST

SUBADVISER:  Lord, Abbett & Co. LLC ("Lord Abbett")

INVESTMENT OBJECTIVE:  To seek capital appreciation.

INVESTMENT STRATEGIES: The portfolio invests primarily in equity securities of
                       U.S. and multinational companies that Lord Abbett believes are undervalued in all capitalization ranges. Under normal circumstances, the portfolio will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations at the time of purchase that fall within the market capitalization range of the Russell 1000 Index. As of December 31, 2005, the market capitalization range of the Russell 1000 Index was $582 million to $370.3 billion. This range varies daily. Equity securities may include common stocks, preferred stock, convertible securities, warrants, and similar instruments. These are companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price to-book ratios).

     In selecting investments, Lord Abbett attempts to invest in securities selling at reasonable prices in relation to its assessment of their potential value. While there is the risk that an investment may never reach what Lord Abbett thinks is its full value, or may go down in value, Lord Abbett's emphasis on large, seasoned company value stocks may limit the portfolio's downside risk. This is because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be issued by more established companies and less volatile than mid-sized or small company stock. Although small companies may present greater risks than larger companies, they also may present higher potential for attractive long-term returns. Lord Abbett generally sells a stock when it thinks it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals, or has reached Lord Abbett's valuation target.

     The All Cap Value Trust may investment up to 10% of its net assets in foreign equity securities. Lord Abbett does not consider ADRs and securities of companies domiciled outside the U.S. but that are traded in the United States to be "foreign securities." Accordingly, such investments are not subject to the 10% limitation on foreign securities.

Temporary Defensive Investments

     At times the All Cap Value Trust may take a temporary defensive position by investing some or all of its assets in short-term fixed income securities. Such securities may be used to attempt to avoid losses in response to adverse market, economic, political or other conditions, to invest uncommitted cash balances, or to maintain liquidity to meet shareholder redemptions. These securities include: obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by cash and obligations of the U.S. Government and its agencies and instrumentalities. These investments could reduce the benefit from any upswing in the market and prevent the All Cap Value Trust from achieving its investment objective.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Derivatives Risk
         --  Foreign Securities Risk                      --  Issuer Risk
         --  Small and Medium Size Companies Risk         --  Active Management Risk
         --  Value Investing Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

Performance(A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 16.11% (for the quarter ended 6/2003) and the lowest return was -23.92% (for the quarter ended 9/2002).


--------------------------------------------------------------------------------

        -27.8%     38.4%      16.0%       5.7%
         2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                            One      Life of    Date First
                                                           Year     Portfolio   Available
 All Cap Value Trust
   Series I                                                 5.71%     4.62%     04/30/2001
   Series II(D)                                             5.42%     4.47%     01/28/2002
   Series NAV(C)                                            5.76%     4.63%     02/28/2005
 Russell 3000 Value Index(B)                                6.85%     6.47%

(A)Current subadvisor assignment became effective May 1, 2003.

(B)The Return under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for this index is only provided as of a month end.

(C)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(D)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

SUBADVISER AND PORTFOLIO MANAGERS

     Lord Abbett was founded in 1929 and manages one of America's oldest mutual fund complexes. Lord Abbett is located at 90 Hudson Street, Jersey City, New Jersey 07302-3973.

     The Portfolio Managers are:

      -- Lord Abbett uses a team of investment managers and analysts acting together to manager the portfolio's investments. Robert P. Fetch and Howard E. Hansen head the team and are jointly and primarily responsible for the day-to-day management of the portfolio. Mr. Fetch, Partner and Small-Cap Value Senior Investment Manager, joined Lord Abbett in 1995. Mr. Hansen, Partner and Investment Manager, joined Lord Abbett in 1995.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

BLUE CHIP GROWTH TRUST

SUBADVISER:  T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE:  To provide long-term growth of capital. Current income is a secondary objective.

INVESTMENT STRATEGIES: The portfolio invests at least 80% of its net assets in the common stocks of large and medium-sized blue chip growth companies. These are firms that in T. Rowe Price's view, are well established in their industries and have the potential for above-average earnings growth.

     In identifying blue chip companies, T. Rowe Price generally considers the following characteristics:

     Leading market positions. Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, can lead to higher earnings growth and greater share price appreciation.

     Seasoned management teams. Seasoned management teams with a track record of providing superior financial results are important for a company's long-term growth prospects. T. Rowe Price analysts will evaluate the depth and breadth of a company's management experience.

     Strong financial fundamentals. Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.

     T. Rowe Price evaluates the growth prospects of companies and the industries in which they operate. T. Rowe Price seeks to identify companies with strong market franchises in industries that appear to be strategically poised for long-term growth. This investment approach reflects T. Rowe Price's belief that the combination of solid company fundamentals (with emphasis on the potential for above-average growth in earnings or operating cash flow) along with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies T. Rowe Price targets will have good prospects for dividend growth.

     While most of the assets of the portfolio are invested in U.S. common stocks, the portfolio may also purchase other types of securities, including,
(i) U.S. and non-U.S. dollar denominated foreign securities (up to 20% of its total assets) including ADRs, (ii) convertible stocks, warrants and bonds, and
(iii) futures and options. Investments in convertible securities, preferred stocks and debt securities are limited to 25% of total assets.

     The Blue Chip Growth Trust may invest in debt securities of any type without regard to quality or rating. Such securities would be issued by companies which meet the investment criteria for the portfolio but may include non-investment grade debt securities (junk bonds). The portfolio will not purchase a non-investment-grade debt security if, immediately after such purchase, the portfolio would have more than 5% of its total assets invested in such securities.

     The portfolio holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

     The portfolio may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

Use of Hedging and Other Strategic Transactions

     The Blue Chip Growth Trust may also engage in a variety of investment management practices, such as buying and selling futures and options and is currently authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions." The portfolio may invest up to 10% of its total assets in hybrid instruments, which are a type of high-risk derivative which can combine the characteristics of securities, futures and options. The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith.

     In pursuing its investment objective, the portfolio's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the portfolio's management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Derivatives Risk
         --  Foreign Securities Risk                      --  Issuer Risk
         --  Growth Investing Risk                        --  Active Management Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

Performance(A, B, C, D, E)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 24.80% (for the quarter ended 12/1998) and the lowest return was -17.09% (for the quarter ended 3/2001).


--------------------------------------------------------------------------------

        25.9%      26.9%      28.5%      19.4%      -2.8%      -14.6%     -24.3%     29.2%       9.0%       5.6%
         1996       1997       1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One      Five     Life of    Date First
                                                           Year    Years    Portfolio   Available
 Blue Chip Growth Trust
   Series I                                                5.60%   -0.77%      8.66%    12/11/1992
   Series II(D)                                            5.36%   -0.89%      8.59%    01/28/2002
   Series NAV(C)                                           5.70%   -0.76%      8.67%    02/28/2005
 S&P 500 Index(B)                                          4.91%    0.54%      9.07%

(A)Effective October 1, 1996, the portfolio changed its subadviser. Performance reflects results prior to this change.

(B)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since the information for this index is only provided as of a month end.

(C)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(D)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

(E)Since June 1, 2000, a portion of the Blue Chip Growth Trust expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

SUBADVISER AND PORTFOLIO MANAGERS

     T. Rowe Price manages the Blue Chip Growth Trust. T. Rowe Price, whose address is 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937 by the late Thomas Rowe Price, Jr. T. Rowe Price Group, Inc., a publicly traded financial services holding company, owns 100% of the stock of T. Rowe Price. As of December 31, 2004, T. Rowe Price and its affiliates managed over $235 billion for over eight million individual and institutional investor accounts.

     The portfolio is managed by an investment advisory committee chaired by:

      -- Larry J. Puglia (since October, 1996). Mr. Puglia, who joined T. Rowe Price in 1990, is a Vice President of T. Rowe Price and has been managing investments since 1993. He is a Chartered Financial Analyst and a Certified Public Accountant.

     The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio's investment program.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

CAPITAL APPRECIATION TRUST

SUBADVISER:  Jennison Associates LLC ("Jennison")

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: The portfolio invests at least 65% of the portfolio's total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that Jennison believes have above-average growth prospects. These companies are generally medium- to large-capitalization companies.

     Jennison follows a highly disciplined investment selection and management process that seeks to identify companies that show superior absolute and relative earnings growth and also are attractively valued. Jennison looks for companies that experience some or all of the following: (i) above average revenue and earnings per share growth, (ii) strong market position, (iii) improving profitability and distinctive attributes such as unique marketing ability, (iv) strong research and development and productive new product flow and (v) financial strength. Such companies generally trade at high prices relative to their current earnings. Earnings predictability and confidence in earnings forecasts are important parts of the selection process.

     Securities in which the Capital Appreciation Trust invests have historically been more volatile than the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them. Therefore, the portfolio is not likely to receive significant dividend income on its portfolio securities.

     In addition to common stocks, nonconvertible preferred stock and convertible securities, equity-related securities in which the Capital Appreciation Trust invests include: (i) American Depository Receipts (ADRs);
(ii) warrants and rights that can be exercised to obtain stock; (iii) investments in various types of business ventures, including partnerships and joint ventures; (iv) real estate investment trusts (REITS) and similar securities. (Convertible securities are securities -- like bonds, corporate notes and preferred stocks -- that the portfolio can convert into the company's common stock or some other equity security.)

     The Capital Appreciation Trust may invest up to 35% of its total assets in equity-related securities of companies that are undergoing changes in management or product or changes in marketing dynamics that have not yet been reflected in reported earnings (but are expected to affect earnings in the intermediate term.) These securities often are not widely known and favorably valued.

     In addition to the principal strategies discussed above, the Capital Appreciation Trust may also use the following investment strategies to attempt to increase the portfolio's return or protect its assets if market conditions warrant:

     1. The portfolio may invest up to 35% of its total assets in equity-related securities of companies that are undergoing changes in management or product or changes in marketing dynamics that have not yet been reflected in reported earnings (but are expected to affect earnings in the intermediate term.) These securities often are not widely known and favorably valued.

     2. The portfolio may make short sales of a security including short sales "against the box."

     3. The portfolio may invest up to 20% of the portfolio's total asset in foreign equity securities. (For purposes of this 20% limit, ADRs and other similar receipts or shares are not considered to be foreign securities.)

     4. The portfolio may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government.

     5. The portfolio may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities, including collateralized mortgage obligations, multi-class pass through securities and stripped mortgage backed securities.

     6. The portfolio may invest in fixed-income securities rated investment-grade (Baa or higher by Moody's Investor Service, Inc. or BBB or higher by Standard & Poor's Ratings Group or the equivalent rating by another rating service.) These include corporate debt and other debt obligations of U.S. and foreign issuers. The portfolio may invest in obligations that are not rated, but that the Jennison believes are of comparable quality to these obligations.

     7. The portfolio may invest in repurchase agreements.

     Jennison considers selling or reducing a stock position when, in the opinion of the investment adviser, the stock has experienced a fundamental disappointment in earnings, it has reached an intermediate price objective and its outlook no longer seems sufficiently promising, a relatively more attractive stock emerges or the stock has experienced adverse price movement.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Derivatives Risk
         --  Foreign Securities Risk                      --  Issuer Risk
         --  Fixed Income Securities Risk                 --  Active Management Risk
         --  Mortgage-Backed Securities Risk              --  Growth Investing Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

Performance(A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 16.38% (for the quarter ended 12/2001) and the lowest return was -19.64% (for the quarter ended 9/2001).


--------------------------------------------------------------------------------

        -18.4%     -30.6%     29.5%       9.3%      14.0%
         2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One      Five     Life of    Date First
                                                           Year    Years    Portfolio   Available
 Capital Appreciation Trust
   Series I                                               13.99%   -1.80%    -4.19%     11/01/2000
   Series II(C)                                           13.70%   -1.91%    -4.30%     01/28/2002
   Series NAV(B)                                          14.12%   -1.77%    -4.17%     02/28/2005
 Russell 1000 Growth Index(A)                              5.26%   -3.58%    -6.99%

(A)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

(D)Since November, 2000 a portion of the Capital Appreciation Trust expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

SUBADVISER AND PORTFOLIO MANAGERS

     Jennison, 466 Lexington Avenue, New York, New York 10017, is a Delaware limited liability company and has been in the investment advisory business since 1969 (includes its predecessor, Jennison Associates Capital Corp.). Jennison is a direct, wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc. As of December 31, 2005, Jennison had in excess of $72 billion in assets under management.

     The Portfolio Managers are:

      -- Michael A. Del Balso (since November, 2000). Mr. Del Balso joined Jennison in 1972 and is currently an Executive Vice President at Jennison. He is also Jennison's Director of Research for Growth Equity. Mr. Del Balso is a graduate of Yale University and received his M.B.A. from Columbia University. He is a member of The New York Society of Security Analysts, Inc.

      -- Spiros Segalas (since November, 2000). Mr. Segalas was a founding member of Jennison in 1969 and is currently a Director, President and Chief Investment Officer at Jennison. He received his B.A. from Princeton University and is a member of The New York Society of Security Analysts, Inc.

      -- Kathleen A. McCarragher (since November, 2000). Ms. McCarragher joined Jennison in 1998 and is an Executive Vice President at Jennison. She is also Jennison's Head of Growth Equity. Prior to joining Jennison, she was employed at Weiss, Peck & Greer L.L.C. as a managing director and director of large cap growth equities for six years. Ms. McCarragher received her B.B.A. degree from the University of Wisconsin and her M.B.A. from Harvard University.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

CLASSIC VALUE TRUST

SUBADVISER:  Pzena Investment Management, LLC. ("Pzena")

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: The portfolio invests, under normal market conditions, at least 80% of its net assets in domestic equity securities. The portfolio may invest in securities of foreign issuers, but will generally limit such investments to American Depositary Receipts (ADRs) and foreign securities listed and traded on a U.S. Exchange or the NASDAQ market.

     In managing the portfolio, Pzena seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the S&P 500 Index.

     In choosing individual securities, Pzena screens a universe of the 500 largest U.S. listed companies to construct a portfolio of approximately 30 to 40 stocks that Pzena believes generally have the following characteristics:

      -- cheap on the basis of current price to estimated normal level of earnings

      --   current earnings below normal levels

      --   a sound plan to restore earnings to normal

      --   a sustainable business advantage.

     Using fundamental research and a proprietary computer model, Pzena ranks these companies from the cheapest to the most expensive on the basis of current share price to Pzena's estimate of normal long-term earnings power. Pzena's management team then focuses its research efforts on companies in the most undervalued 20% of the universe. After performing rigorous in-depth analysis that typically culminates in discussions with senior company management, Pzena refines its earnings model and makes its final investment decision.

     Before investing, Pzena considers the value of an entire business relative to its price. Pzena views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the portfolio's investments avoids the emotional inputs that can lead to overvalued securities.

     Pzena approaches sell decisions from the same disciplined framework. The subadviser automatically sells a security when it reaches fair value (i.e., the price fairly reflects the normal earnings power and the stock falls to the mid point in Pzena's ranking system. Pzena also will generally sells a security when there are more attractive opportunities or there is a change in company fundamentals.

     Pzena seeks to maintain a fully invested portfolio (generally at least 90% invested), but does not try to make investment decisions based on short-term trends in the stock market. Therefore, if attractively priced stocks cannot be found, the portfolio's cash levels will increase. To the extent the portfolio's cash levels increase, its ability to achieve its investment objective will be limited.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Derivatives Risk
         --  Foreign Securities Risk                      --  Issuer Risk
         --  Non-Diversified Portfolios Risk              --  Active Management Risk
         --  Value Investing Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     In addition, the portfolio's management strategy has a significant influence on portfolio performance. Large capitalization stocks as a group could fall out of favor with the market, causing the portfolio to underperform investments that focus on small- or medium capitalization stocks.

Performance(A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 4.57% (for the quarter ended 6/2005) and the lowest return was -1.81% (for the quarter ended 3/2005).


--------------------------------------------------------------------------------

         9.4%
         2005

--------------------------------------------------------------------------------


                                                           One     Life of    Date First
                                                          Year    Portfolio   Available
 Classic Value Trust
   Series I                                               9.42%    12.59%     05/03/2004
   Series II                                              9.22%    12.38%     05/03/2004
   Series NAV(B)                                          9.53%    12.65%     04/29/2005
 Russell 1000 Value Index(A)                              7.07%    13.79%

(A)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.

(B)NAV shares were first offered April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

SUBADVISERS AND PORTFOLIO MANAGERS

     Pzena is located at 120 West 45th Street, 20th Floor, New York, New York 10036. Established in 1995, Pzena is an investment advisor to high net worth individuals, pension plans, foundations, endowments, mutual funds and other institutional accounts. As of January 1, 2005, the majority of Pzena was owned by the firm's five managing principals: Richard S. Pzena (President, Chief Executive Officer and Co-Chief Investment Officer), John P. Goetz (Managing Principal, Research), Bill Lipsey (Managing Principal, Marketing and Client Services), Amy Jones (Managing Principal, Operations and Administration) and A. Rama Krishna (Managing Principal and Co-Chief Investment Officer). In addition, thirteen additional employees owned interests in the firm as of January 1, 2006. Mr. Pzena has ownership interests in excess of 25% and is therefore deemed a control person of Pzena.

     The investment team primarily responsible for overseeing the portfolio's investments are:

      -- Richard S. Pzena (since May, 2004). Managing Principal, Chief Executive Officer, Co-Chief Investment Officer and Founder of Pzena. Mr. Pzena has worked in investment management since 1986 and has been with Pzena since 1995. Education: B.S. and M.B.A., The Wharton School of the University of Pennsylvania.

      -- John P. Goetz (since May, 2004). Managing Principal and Co-Chief Investment Officer. Mr. Goetz has worked in investment management since 1996 and has been with Pzena since 1996. Education: B.A. Wheaton College; M.B.A., Kellogg School, Northwestern University.

      -- Antonio DeSpirito (since January, 2006). Mr. DeSpirito joined Pzena Investment Management, LLC as a Senior Research Analyst in 1998 and is currently Principal, Director of Research, Portfolio Manager.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

CORE EQUITY TRUST

SUBADVISER:  Legg Mason Capital Management, Inc. ("Legg Mason")

INVESTMENT OBJECTIVE:  To seek long-term capital growth.

INVESTMENT STRATEGIES: The portfolio invests, under normal market conditions, primarily in equity securities that, in the subadviser's opinion, offer the potential for capital growth. The subadviser seeks to purchase securities at large discounts to the subadviser's assessment of their intrinsic value.

     The portfolio invests, under normal market conditions, primarily in equity securities that, in the subadviser's opinion, offer the potential for capital growth. The subadviser seeks to purchase securities at large discounts to the subadviser's assessment of their intrinsic value. Intrinsic value, according to the subadviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, may also be considered. Securities may be undervalued due to, among other things, uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, investor overreaction to negative news or events, and changes in government policy or geopolitical dynamics. The subadviser takes a long-term approach to investing, generally characterized by long holding periods. The portfolio generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

     The subadviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the subadviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the subadviser believes is more compelling, or to realize gains or limit potential losses.

     The portfolio may also invest in debt securities of companies having one or more of the above characteristics. The portfolio may invest up to 25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as "junk bonds."

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Value Investing Risk
         --  Non-Diversified Portfolios Risk              --  Derivatives Risk
         --  Fixed Income Securities Risk                 --  Issuer Risk
         --  Lower rated Fixed Income Securities Risk     --  Active Management Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     The subadviser's approach to investing involves the risk that stocks purchased by the subadviser, which the subadviser believes to be undervalued at the time of purchase, may remain undervalued for a significant time period. The subadviser may concentrate much of the portfolio's investments in certain industries, and will, therefore, be more susceptible to factors adversely affecting issuers within that industry than would a more diversified portfolio of securities.

Performance(A,B)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 6.19% (for the quarter ended 12/2005) and the lowest return was -5.76% (for the quarter ended 3/2005).


--------------------------------------------------------------------------------

         5.9%
         2005

--------------------------------------------------------------------------------


                                                           One      Life of    Date First
                                                           Year    Portfolio   Available
 Core Equity Trust
   Series I                                                5.90%    11.90%     05/03/2004
   Series II                                               5.77%    11.72%     05/03/2004
   Series NAV(B)                                           6.04%    11.99%     02/28/2005
 S&P 500 Index(A)                                          4.91%     9.40%

(A)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since the information for this index is only provided as of a month end.

(B)Series NAV shares were first offered February 28, 2005. For periods prior to February 28, 2005, the performance shown reflects the performance of Series I shares. Series I shares have higher expenses than Series NAV shares. Had the performance for periods prior to February 28, 2005 reflected Series NAV expenses, performance would be higher.

SUBADVISERS AND PORTFOLIO MANAGERS

     Legg Mason manages the Core Equity Trust. Legg Mason traces its history to 1982, is a subsidiary of Legg Mason, Inc., a financial services holding company, and is located at 100 Light Street, Baltimore, Maryland 21202. Legg Mason serves as the investment manager or adviser for several domestic and offshore equity mutual funds.

     Legg Mason's investment team is led by Bill Miller, its Chief Investment Officer. Mr. Miller is the creator of Legg Mason's investment process and has served as a portfolio manager with Legg Mason since 1982. Mary Chris Gay serves as the portfolio manager of the Core Equity Trust. She has managed or co-managed other equity funds advised by Legg Mason since 1998 and has also served as a research analyst.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

EQUITY-INCOME TRUST

SUBADVISER:  T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE:  To provide substantial dividend income and also long-term capital appreciation.

INVESTMENT STRATEGIES: The portfolio invests, under normal circumstances, at least 80% of the portfolio's total assets in equity securities, with 65% in common stocks of well-established companies paying above-average dividends.

     T. Rowe Price believes that income can contribute significantly to total return over time and expects the portfolio's yield to exceed that of the S&P 500 Index. Dividends can also help reduce the portfolio's volatility during periods of market turbulence and help offset losses when stock prices are falling.

     The Equity-Income Trust employs a "value" approach and invests in stocks and other securities that appear to be temporarily undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth. Value investors seek to buy a stock (or other security) when its price is low in relation to what they believe to be its real worth or future prospects. By identifying companies whose stocks are currently out of favor, value investors hope to realize significant appreciation as other investors recognize a stock's intrinsic value. Finding undervalued stocks requires considerable research to identify the particular stocks, to analyze each company's underlying financial condition and prospects, and to assess the likelihood that a stock's underlying value will be recognized by the market and reflected in its price.

     The Equity-Income Trust will generally consider companies with the following characteristics:

      --   established operating histories;

      --   above-average dividend yield relative to the S&P 500 Index;

      --   low price/earnings ratios relative to the S&P 500 Index;

      --   sound balance sheets and other financial characteristics; and

      -- low stock price relative to a company's underlying value, as measured by assets, cash flow or business franchises.

     The Equity-Income Trust may also purchase other types of securities in keeping with its objective, including:

      -- U.S. and non-U.S. dollar denominated foreign securities including ADRs (up to 25% of total assets);

      --   preferred stocks;

      --   convertible stocks, bonds, and warrants; and

      --   futures and options.

     The portfolio may invest in fixed income securities without regard to quality or rating, including up to 10% in non-investment grade ("junk bonds") fixed income securities. The risks of investing in fixed income securities are set forth above under "Risks of Investing in Certain Types of Securities." Since the portfolio invests primarily in equity securities, the risks associated with fixed income securities will not affect the portfolio as much as a portfolio that invests more of its assets in fixed income securities.

     The portfolio holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

     The portfolio may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

     The Equity-Income Trust may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. The Statement of Additional Information contains more complete description of such instruments and the risks associated therewith.

     In pursuing its investment objective, the portfolio's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the portfolio's management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Derivatives Risk
         --  Foreign Securities Risk                      --  Issuer Risk
         --  Fixed Income Securities Risk                 --  Active Management Risk
         --  Value Investing Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     The portfolio's emphasis on stocks of established companies paying high dividends, and its potential investments in fixed income securities, may limit its potential appreciation in a broad market advance.

Performance (A, B, C, D, E)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 16.68% (for the quarter ended 6/2003) and the lowest return was -17.40% (for the quarter ended 9/2002).

--------------------------------------------------------------------------------

        19.9%      29.7%       9.2%       3.4%       13%        1.3%      -13.3%     25.6%      14.8%       3.9%
         1996       1997       1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One    Five     Life of    Date First
                                                          Year    Years   Portfolio   Available
 Equity-Income Trust
   Series I                                               3.92%   5.65%    10.07%     02/19/1993
   Series II(C)                                           3.72%   5.52%    10.01%     01/28/2002
   Series NAV(B)                                          4.05%   5.66%    10.08%     02/28/2005
 Russell 1000 Value Index(E)                              7.07%   5.28%    10.95%

(A)Effective October 1, 1996, the portfolio changed its subadviser. Performance reflects results prior to this change.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

(D)Since June 1, 2000, a portion of the Equity-Income Trust expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

(E)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since the information for this index is only provided as of month end.

SUBADVISER AND PORTFOLIO MANAGERS

     T. Rowe Price manages the Equity Income Trust. T. Rowe Price, whose address is 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937 by the late Thomas Rowe Price, Jr. T. Rowe Price Group, Inc., a publicly traded financial services holding company, owns 100% of the stock of T. Rowe Price. As of December 31, 2004, T. Rowe Price and its affiliates managed over $235 billion for over eight million individual and institutional investor accounts.

     The portfolio is managed by an investment advisory committee chaired by:

      -- Brian C. Rogers (since October, 1996). Mr. Rogers, who joined T. Rowe Price in 1982, is a Vice President of T. Rowe Price and has been managing investments since 1983. He is a Chartered Financial Analyst.

     The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio's investment program.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

FUNDAMENTAL VALUE TRUST

SUBADVISER:  Davis Selected Advisers, L.P. ("Davis")

INVESTMENT OBJECTIVE:  To seek growth of capital.

INVESTMENT STRATEGIES: The portfolio invests, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $10 billion. The portfolio may also invest in companies with smaller capitalizations.

     Davis uses the Davis Investment Discipline in managing the Fundamental Value Trust's portfolio. Davis conducts extensive research to seek to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. Davis emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

     Davis has developed a list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, Davis seeks to invest in companies that demonstrate a majority, or an appropriate mix of these characteristics, although there is no guarantee that it will be successful in doing so.

      --   Proven track record

      --   Significant personal ownership in business

      --   Strong balance sheet

      --   Low cost structure

      --   High after-tax returns on capital

      --   High quality of earnings

      --   Non-obsolescent products / services

      --   Dominant or growing market share

      --   Participation in a growing market

      --   Global presence and brand names

     Davis' goal is to invest in companies for the long term. Davis considers selling a company if it believes the stock's market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

     The Fundamental Value Trust may also invest to a limited extent in foreign securities and fixed income securities.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Temporary Defensive Investing

     To meet redemption requests or pending investment of its assets or during unusual market conditions, the Fundamental Value Trust may place any portion of its assets in:

      -- money market instruments (which include commercial paper, certificates of deposit, bankers' acceptances and other obligations of domestic and foreign banks, repurchase agreements, nonconvertible debt securities and short term obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities);

      -- securities of other investment companies (or companies exempted under Section 3(c)(7) of the 1940 Act) that primarily invest in temporary defensive investments, subject to limitations under the 1940 Act; and

      --   cash.

     When the portfolio is in a defensive position or awaiting investment of its assets, the ability to achieve its investment objective will be limited.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Value Investing Risk
         --  Foreign Securities Risk                      --  Derivatives Risk
         --  Fixed Income Securities Risk                 --  Issuer Risk
         --  Financial Services Securities Risk           --  Active Management Risk
          (see Industry or Sector Investing Risk)

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

Performance(A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 17.39% (for the quarter ended 6/2003) and the lowest return was -12.57% (for the quarter ended 9/2002).


--------------------------------------------------------------------------------

        -16.2%     29.8%      11.8%       8.8%
         2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One     Life of    Date First
                                                          Year    Portfolio   Available
 Fundamental Value Trust
   Series I                                               8.84%     4.75%     04/30/2001
   Series II(C)                                           8.70%     4.59%     01/28/2002
   Series NAV(B)                                          8.89%     4.76%     02/28/2005
 S&P 500 Index(A)                                         4.91%     3.33%

(A)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for this index is only provided as of a month end.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

SUBADVISER AND PORTFOLIO MANAGERS

     Davis was organized in 1969 and serves as the investment adviser for all of the Davis Funds, other mutual funds and other institutional clients. The sole general partner of Davis is Davis Investments, LLC, which is controlled by Christopher C. Davis. Davis is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706.

     The Portfolio Managers are:

      -- Christopher C. Davis (since May, 2001). Mr. Davis, Chairman and Chief Executive Officer of Davis and a director and Chief Executive Officer, president or vice president of each of the Davis Funds, is co-portfolio manager of the Fundamental Value Trust and the Financial Services Trust. He has served as a portfolio manager with Davis since 1995.

      -- Kenneth Charles Feinberg (since May, 2001). Mr. Feinberg is co-portfolio manager of the Fundamental Value Trust and the Financial Services Trust. Since joining Davis in 1994, he has co-managed other equity funds advised by Davis and has also served as a research analyst.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

U.S. CORE TRUST

(formerly, Growth & Income Trust)

SUBADVISER:  Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

INVESTMENT OBJECTIVE:  To seek to achieve a high total return.

INVESTMENT STRATEGIES: The portfolio seeks to achieve its objective by outperforming its benchmark, currently the S&P 500 Index.

     The portfolio typically makes equity investments in U.S. companies with larger capitalizations to gain broad exposure to the U.S. equity market. The subadviser defines "larger capitalizations" as capitalizations similar to the capitalizations of companies that issue stocks included in the S&P 500 Index. Under normal circumstances, the portfolio invests at least 80% of its assets in investments tied economically to the U.S.

     The subadviser uses proprietary research and quantitative models to seek out stocks it believes are undervalued or it believes have improving fundamentals. Generally, these stocks trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models it uses may change over time.

     The portfolio intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment objective, the portfolio may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1 of the prospectus.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

     Benchmark. The S&P 500 Index is an index of large capitalization U.S. stocks which is independently maintained and published by Standard & Poor's. As of December 31, 2005, the market capitalizations of companies included in the S&P 500 Index ranged from $768 million to $370 billion.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

                                                          --  Derivatives Risk
         --  Equity Securities Risk                       --  Issuer Risk
         --  Growth Investing Risk                        --  Active Management Risk
         --  Credit and Counterparty Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

Performance(A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 20.16% (for the quarter ended 12/1998) and the lowest return was -17.43% (for the quarter ended 9/2002).


--------------------------------------------------------------------------------

        22.8%      32.8%      26.5%      18.9%      -7.1%      -11.3%     -24.3%     26.6%       6.8%       2.0%
         1996       1997       1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One     Five       Ten      Date First
                                                          Year    Years      Years     Available
 U.S. Core Trust
   Series I                                               2.03%   -1.53%     7.75%     04/23/1991
   Series II(B)                                           1.84%   -1.65%     7.69%     01/28/2002
   Series NAV(A)                                          1.98%   -1.54%     7.75%     04/29/2005
   S&P 500 Index                                          4.91%    0.54%     9.07%

(A)NAV shares were first offered April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(B)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

(C)Current subadviser assignment became effective August 1, 2005.

SUBADVISER AND PORTFOLIO MANAGERS

     GMO serves as subadviser to the portfolio. GMO is a private company, founded in 1977, with offices located at 40 Rowes Wharf, Boston, Massachusetts.

     Day-to-day management of the portfolios is the responsibility of the Quantitative Division comprised of several investment professionals associated with GMO, and no one person is primarily responsible for day-to-day management of the portfolio. The Division's team members work collaboratively to manage the portfolio.

     Sam Wilderman is the Director of the Division and the senior member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the portfolio.

     Mr. Wilderman joined the Division as co-director in 2005. Prior to joining the U.S. Quantitative Division in 2005, Mr. Wilderman was responsible for research and portfolio management for GMO's Emerging Markets Division.

     The Trust's Statement of Additional Information provides additional information about the senior member's compensation, other accounts managed by the senior member and the senior member's ownership of securities of the portfolio.

LARGE CAP TRUST

SUBADVISER:  UBS Global Asset Management (Americas) Inc. ("UBS")

INVESTMENT OBJECTIVE:  To seek to maximize total return, consisting of capital appreciation and current income.

INVESTMENT STRATEGIES: Under normal circumstances, the portfolio invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. large capitalization companies.

     Under normal circumstances, the portfolio invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. large capitalization companies. The portfolio defines large capitalization companies as those with a market capitalization of at least $3 billion. The portfolio may invest up to 20% of its net assets in companies that have market capitalizations within the range of the Russell 1000 Index but below $3 billion in market capitalization. As of December 31, 2005, the market cap range of the Russell 1000 Index was $582 million to $370.3 billion.

     Investments in equity securities may include dividend-paying securities, common stock and preferred stock, shares of investment companies, convertible securities, warrants and rights. In general, the portfolio emphasizes large capitalization stocks, but also may hold small and intermediate capitalization stocks. The portfolio may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

Securities Selection

     In selecting securities, the subadviser focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the subadviser's assessment of what a security is worth. The subadviser will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the subadviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The subadviser then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stock with attractive relative price/value characteristics.

     The portfolio will invest in companies within its capitalization range as described above. However, the portfolio may invest a portion of its assets in securities outside this range. Further, if movement in the market price causes a security to change from one capitalization range to another, the portfolio is not required to dispose of the security.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

     The subadviser actively manages the portfolio which may, at times, result in a higher than average portfolio turnover ratio.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Issuer Risk
         --  Derivatives Risk                             --  Active Management Risk
         --  IPOs                                         --  Exchange Traded Funds

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     In addition, the subadviser's active management of the portfolio may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Performance

     Performance is not provided since the portfolio commenced operations in May, 2005.

SUBADVISER AND PORTFOLIO MANAGERS

     UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, Illinois 60606, is an indirect wholly owned asset management subsidiary of UBS AG and a member of the UBS Global Asset Management Division. UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.

     John Leonard, Thomas M. Cole, Thomas Digenan and Scott Hazen are the members of the North American Equities investment management team primarily responsible for the day-to-day management of the Large Cap Trust. Mr. Leonard as the head of the investment management team oversees the other members of the team, leads the portfolio construction process and reviews the overall composition of each Fund's portfolio to ensure compliance with its stated investment objectives and strategies. Mr. Cole as the director of research for the investment management team oversees the analyst team that provides the investment research on the large cap markets that is used in making the security selections for each Fund's portfolio. Mr. Digenan and Mr. Hazen as the primary strategists for the investment management team provide cross-industry assessments and risk management assessments for portfolio construction for each Fund. Information about Messrs. Leonard, Cole, Digenan and Hazen is provided below.

     John Leonard is the Head of North American Equities and Deputy Global Head of Equities at UBS Global Asset Management. Mr. Leonard is also a Managing Director of UBS Global Asset Management and has been an investment professional with UBS Global Asset Management since 1991.

     Thomas M. Cole is Head of Research -- North American Equities and a Managing Director of UBS Global Asset Management. Mr. Cole has been an investment professional with UBS Global Asset Management since 1995.

     Thomas Digenan has been a North American Equity Strategist at UBS Global Asset Management since 2001 and is an Executive Director of UBS Global Asset Management. Mr. Digenan was President of The UBS Funds from 1993 to 2001.

     Scott Hazen has been a North American Equity Strategist at UBS Global Asset Management since 2004 and is an Executive Director of UBS Global Asset Management. From 1992 to 2004, Mr. Hazen was a Client Service and Relationship Management professional with UBS Global Asset Management.

     The Trust's Statement of Additional Information provides additional information about the compensation, any other accounts managed, and any fund shares held by Messrs. Leonard, Cole, Digenan and Hazen.

LARGE CAP VALUE TRUST

SUBADVISER:  Fund Asset Management, L.P. (doing business as "Mercury Advisors")

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: The portfolio will seek to achieve this objective by investing in a diversified portfolio of equity securities of large cap companies located in the U.S. The portfolio will seek to outperform the Russell 1000 Value Index by investing in equity securities that the subadviser believes are selling at below normal valuations. The Russell 1000 Value Index, a subset of the Russell 1000 Index, consists of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

     The portfolio seeks to achieve its investment objective by investing at least 80% of its net assets in equity securities of large cap companies the subadviser selects from among those that are, at the time of purchase, included in the Russell 1000 Index. As of December 31, 2005, the capitalization range of the Russell 1000 Index was $582 million to $370.3 billion.

     In selecting securities for the portfolio, the subadviser uses a proprietary model that employs three filters in its initial screens: (1) earnings momentum (which is an evaluation of what it believes to be the issuer's prospects for future earnings per share based on the growth and sustainability of earnings over previous periods); (2) earnings surprise (which analyzes an issuer's reported earnings as opposed to those that were anticipated); and (3) valuations based on price-to-earnings and a dividend discount model. The subadviser looks for strong relative earnings growth, preferring growth based on increased productivity and sales to growth resulting from the company's simply revising its pricing structure. A company's stock price relative to its earnings and book value is also examined. If the subadviser believes that a company is overvalued, the company will not be considered as an investment for the portfolio.

     After the initial screening is done, the subadviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the subadviser believes have strong, sustainable earnings growth with current momentum at attractive price valuations.

     Because the portfolio will not hold all the stocks in the Russell 1000 Value Index and because a portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the portfolio is not an "index" fund. In seeking to outperform the relevant benchmark, however, the subadviser reviews potential investments using certain criteria that are based on the securities in the relevant index. These criteria currently include the following:

      --   Relative price to earnings and price to book ratios

      --   Weighted median market capitalization of the portfolio

      -- Allocation among the economic sectors of the portfolio as compared to the applicable index

      --   Weighted individual stocks within the applicable index.

     The portfolio may invest up to 10% of its assets in securities of companies organized under the laws of countries other than the United States that are traded on foreign securities exchanges or in the foreign over-the-counter markets, including securities of foreign issuers that are represented by American Depositary Receipts ("ADRs"). Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered "foreign securities" for the purpose of the portfolio's investment allocations. The portfolio anticipates that it would generally limit its foreign securities investment to ADRs of issuers in developed countries.

     The portfolio may invest in investment grade convertible securities, preferred stocks, illiquid securities, and U.S. Government debt securities (i.e., securities that are direct obligations of the U.S. Government). There are no restrictions on the maturity of the debt securities in which a portfolio may invest.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Derivatives Risk
         --  Foreign Securities Risk                      --  Issuer Risk
         --  Value Investing Risk                         --  Active Management Risk
         --  Fixed Income Securities Risk
         --  High Portfolio Turnover Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

Performance (A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 11.84% (for the quarter ended 12/2004) and the lowest return was -0.16% (for the quarter ended 6/2004).


--------------------------------------------------------------------------------

        21.8%      15.5%
         2004       2005

--------------------------------------------------------------------------------


                                                           One      Life of    Date First
                                                           Year    Portfolio   Available
 Large Cap Value Trust
   Series I                                               15.49%    24.64%     05/05/2003
   Series II                                              15.26%    24.38%     05/05/2003
   Series NAV(B)                                          15.54%    24.66%     02/28/2005
 Russell 1000 Value Index(A)                               7.07%    18.34%

(A)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since the information for this index is only provided as of a month end.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

SUBADVISER AND PORTFOLIO MANAGERS

     Mercury Advisors, a wholly owned subsidiary of Merrill Lynch & Co., Inc., and its advisory affiliates constitute one of the world's largest asset management firms overseeing client assets in over 70 countries around the globe.

     The Portfolio Manager for the Large Cap Value strategy is:

      --   Bob Doll

     Senior Portfolio Manager Bob Doll, President and Chief Investment Officer of Merrill Lynch Investment Managers, joined Merrill Lynch Investment Managers in 1999 and heads the Merrill Lynch Large Cap Value Fund team. Mr. Doll received bachelor's degrees in accounting and economics from Lehigh University and an MBA from The Wharton School of the University of Pennsylvania. He is a CFA(R) charterholder and a Certified Public Accountant.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

QUANTITATIVE ALL CAP TRUST

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited. ("MFC GLOBAL (U.S.A.)")

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: The portfolio seeks to achieve its objective by investing, under normal circumstances, primarily in equity securities of U.S. companies. The portfolio will generally focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

     MFC Global ("U.S.A.") ranks stocks based on financial attributes, including earnings, valuation, growth and momentum using quantitative analysis. (Quantitative Analysis is the process of determining the value of a security by examining its numerical, measurable characteristics such as revenues, price, earnings, valuation and growth and by performing statistical and numerical analysis on this characteristic data.) The management team will then use fundamental analysis to identify large, mid and small cap companies with strong industry position, leading market share, proven management and strong financials. Stocks meeting both fundamental and quantitative analysis will be considered for the portfolio.

     The Quantitative All Cap Trust may invest to a limited extent in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

     The Quantitative All Cap Trust may also invest to a limited extent in fixed income securities including money market instruments.

     The portfolio may invest in or use the following derivatives for hedging purposes in a manner consistent with the investment objectives of the Fund and as permitted by applicable securities legislation: buying futures and S&P Depository Receipts. Such use would include the hedging of significant cash flows into or out of the portfolio.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Derivatives Risk
         --  Foreign Securities Risk                      --  Issuer Risk
         --  Fixed Income Securities Risk                 --  Active Management Risk
         --  High Portfolio Turnover Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

Performance(A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 11.25% (for the quarter ended 12/2004) and the lowest return was -1.74% (for the quarter ended 3/2005).


--------------------------------------------------------------------------------

        14.9%       8.6%
         2004       2005

--------------------------------------------------------------------------------


                                                           One     Life of    Date First
                                                          Year    Portfolio   Available
 Quantitative All Cap Trust
   Series I                                               8.58%    18.02%     05/05/2003
   Series II                                              8.36%    17.80%     05/05/2003
   Series NAV(B)                                          8.92%    18.16%     04/29/2005
 Russell 3000 Index(A)                                    6.13%    15.97%

(A)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since the information for this index is only provided as of a month end.

(B)NAV shares were first offered April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

SUBADVISER AND PORTFOLIO MANAGERS

     MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios listed above. MFC Global (U.S.A.) is an indirect wholly-owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and Manulife Asset

Management (Hong Kong) Limited (formerly known as Manulife Funds Direct (Hong
Kong) Limited, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

     The Portfolio Managers are:

      -- Harpreet Singh (since May, 2003). Mr. Singh joined MFC Global (U.S.A.) in August of 2000. He is Vice President and a Senior Portfolio Manager of U.S. Equities at MFC Global. Prior to joining MFC Global (U.S.A.) in 2000, Mr. Singh was Quantitative Analyst at Standish, Ayer & Wood Inc. Mr. Singh graduated with an MBA from Bentley College and a B. Tech (Chemical Engineering) from Indian Institute of Technology.

      -- Chris Hensen (since May, 2003). Mr. Hensen joined MFC Global (U.S.A.) in July of 1995. He is Assistant Vice President and Portfolio Manager of U.S. Equities at MFC Global (U.S.A.). Mr. Hensen holds the Chartered Financial Analyst designation and is a graduate of York University with a BBA and an MBA.

      -- Brett Hryb (since May, 2003). Mr. Hryb joined MFC Global (U.S.A.) in March of 1993. He is an Assistant Vice President and a Portfolio Manager of U.S. Equities at MFC Global (U.S.A.). Mr. Hyrb holds the Chartered Financial Analyst designation and is a graduate of McMaster University (B.Comm).

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

QUANTITATIVE VALUE TRUST

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: The subadviser seeks to obtain this objective by investing primarily in large-cap U.S. securities with the potential for long-term growth of capital.

     The portfolio invests primarily in large-cap U.S. securities with the potential for long-term growth of capital. The subadviser uses both qualitative and quantitative analysis to determine the best investment values, emphasizing securities that may have been undervalued by the market.

     Qualitative analysis may include company visits and management interviews while quantitative analysis may include evaluations of financial data, assessment of market share and industry position, and factors such as price-to-earnings ratios, dividend yield, and earnings growth.

     The portfolio may also hold fixed income securities (including cash and cash equivalents) and foreign securities from time to time.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Derivatives Risk
         --  Foreign Securities Risk                      --  Issuer Risk
         --  Value Investing Risk                         --  Active Management Risk
         --  High Portfolio Turnover Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

Performance(A,B)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 4.48% (for the quarter ended 9/2005) and the lowest return was -0.34% (for the quarter ended 3/2005).


--------------------------------------------------------------------------------

         9.2%
         2005

--------------------------------------------------------------------------------


                                                           One     Life of    Date First
                                                          Year    Portfolio   Available
 Quantitative Value Trust
   Series I                                               9.19%    16.08%     05/03/2004
   Series II                                              8.82%    15.79%     05/03/2004
   Series NAV(B)                                          9.23%    16.11%     02/28/2005
 Russell 1000 Value Index(A)                              7.07%    13.84%

(A)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since the information for this index is only provided as of a month end.

(B)Series NAV shares were first offered February 28, 2005. For periods prior to February 28, 2005, the performance shown reflects the performance of Series I shares. Series I shares have higher expenses than Series NAV shares. Had the performance for periods prior to February 28, 2005 reflected Series NAV expenses, performance would be higher.

SUBADVISERS AND PORTFOLIO MANAGERS

     MFC Global (U.S.A.) manages the Quantitative Value Trust. MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of the Trust for which it is the subadviser. MFC Global (U.S.A.) is an indirect wholly-owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and Manulife Fund Direct (Hong Kong) Limited, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

     The portfolio is managed by the following portfolio managers:

      -- Harpreet Singh (since May, 2004). Mr. Singh joined MFC Global (U.S.A.) in August of 2000. He is Vice President and Senior Portfolio Manager of U.S. Equities at MFC Global (U.S.A.). Prior to joining MFC Global (U.S.A.) in 2000, Mr. Singh was Quantitative Analyst at Standish, Ayer & Wood Inc. Mr. Singh graduated with an MBA from Bentley College and a B. Tech (Chemical Engineering) from Indian Institute of Technology.

      -- Chris Hensen (since May, 2004). Mr. Hensen joined MFC Global (U.S.A.) in July of 1995. He is Assistant Vice President and Portfolio Manager of U.S. Equities at MFC Global (U.S.A.). Mr. Hensen holds the Chartered Financial Analyst designation and is a graduate of York University with a BBA and an MBA.

      -- Brett Hryb (since May, 2004). Mr. Hryb joined MFC Global (U.S.A.) in March of 1993. He is an Assistant Vice President and a Portfolio Manager of U.S. Equities at MFC Global (U.S.A.). Mr. Hryb holds the Chartered Financial Analyst designation and is a graduate of McMaster University (B.Comm).

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

STRATEGIC OPPORTUNITIES TRUST

SUBADVISER:  Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE:  To seek growth of capital. Although current income is a secondary objective, growth of income may accompany growth of capital.

INVESTMENT STRATEGIES: The portfolio normally invests primarily in common stocks. Investments may include securities of domestic and foreign issuers, and growth or value stocks or a combination of both.

     FMR normally invests the portfolio's assets primarily in common stocks.

     FMR may invest the portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

     FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

     FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the portfolio's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the portfolio may not achieve its objective.

Temporary Defensive Investing

     The portfolio reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes. To the extent a portfolio is in a defensive position, its ability to achieve its investment objective will be limited.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Derivatives Risk
         --  Foreign Securities Risk                      --  Issuer Risk
         --  Value Investing Risk                         --  Active Management Risk
         --  High Portfolio Turnover Risk                 --  Growth Investing Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     In addition, the portfolio may invest in the securities of companies which the subadviser believes are poised for growth. In certain economic, political or market conditions, the price of such securities may fall to a greater extent than a decline in the overall equity markets (e.g., as represented by the Standard and Poor's Composite 500 Index) or such securities may underperform value securities.

Performance(A, B, C, D, E)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 19.59% (for the quarter ended 6/2003) and the lowest return was -27.33% (for the quarter ended 9/2001).


--------------------------------------------------------------------------------

        20.1%      19.2%       9.4%      27.7%      -6.4%      -15.3%     -38.8%     25.8%      12.3%       9.7%
         1996       1997       1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One     Five       Ten      Date First
                                                          Year    Years      Years     Available
 Strategic Opportunities Trust
   Series I                                               9.72%   -4.25%     4.20%     06/18/1985
   Series II(E)                                           9.55%   -4.33%     4.16%     01/28/2002
   Series NAV(D)                                          9.82%   -4.22%     4.22%     04/29/2005
   S&P 500 Index(B)                                       4.91%    0.54%     9.07%
 Combined Index(C)                                        4.91%    1.18%     8.66%

(A)Current subadviser assignment became effective December 13, 1991.

(B)Effective November 1, 2002, the portfolio's performance is compared against the Standard & Poor's 500 (S&P 500) Index, rather than the Russell 3000 Index, due to changes in the portfolio's investment policies which resulted in a change to the portfolio's benchmark.

(C)The Combined Index represents the performance of the Russell Midcap Index from inception to April 30, 2001 and the Russell 3000 Index from May 1, 2001 through October 2002, and the performance of the S&P 500 Index thereafter.

(D)NAV shares were first offered April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(E)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

SUBADVISER AND PORTFOLIO MANAGERS

     Fidelity Management & Research Company ("FMR") has served as the portfolio's subadviser since May 1, 2001 when it assumed responsibility from Fidelity Management Trust Company as subadviser to the portfolio listed above. FMR Corp., organized in 1972, is the ultimate parent company of FMR. The address of FMR Corp. is 82 Devonshire Street, Boston, Massachusetts 02109.

     Beginning May 1, 2001, FMR Co., Inc. (FMRC) serves as sub-subadviser for the portfolio. FMRC will be primarily responsible for choosing investments for the portfolio. FMRC is a wholly-owned subsidiary of FMR.

     The Portfolio Manager is:

      -- Jason Weiner (since April, 2003). Mr. Weiner is vice president and portfolio manager for FMRC. Since joining FMR in 1991 and FMRC in 2001, Mr. Weiner has worked as a research analyst and manager.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

STRATEGIC VALUE TRUST

SUBADVISER:  Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE:  To seek capital appreciation.

INVESTMENT STRATEGIES: The portfolio invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of companies which MFS believes are undervalued in the market relative to their long term potential.

     The equity securities of the companies invested in by the portfolio may be undervalued because they are temporarily out of favor in the market due to:

      --   A decline in the market

      --   Poor economic conditions

      -- Developments that have affected or may affect the issuer of the securities or the issuer's industry; or

      --   The market has overlooked them.

     Undervalued equity securities generally have low price-to-book, price-to-cash flow, price-to-earnings and price-to-sales ratios. The fund's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

     The fund also invests in other types of securities, such as fixed income securities, including lower rated securities commonly referred to as junk bonds, and warrants, when relative value make such purchases attractive. The fund may invest up to, but not including, 10% of its net assets in lower rated bonds.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented portfolios (such as the Strategic Value Trust) that it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management abilities) performed by the portfolio managers of the portfolio and MFS' large group of equity research analysts.

     The Strategic Value Trust may invest in foreign securities (including emerging market securities) up to 20% of its net assets and may have exposure to foreign currencies. The Strategic Value Trust may establish "short" positions, including, but not limited to short positions in specific securities or stock indices. The Strategic Value Trust may invest up to 15% of its net assets in short sales. Short sales are described under "Additional Investment
Policies -- Short Sales."

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use any of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions."

Temporary Defensive Investing

     The portfolio may depart from its principal investment strategies by temporary investing in cash and cash equivalents for defensive purposes when adverse market, economic or political conditions exist. While the portfolio invests defensively, it may not be able to pursue its investment objective. The portfolio's defensive investment position may not be effective in protecting its value.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Derivatives Risk
         --  Foreign Securities Risk                      --  Issuer Risk
         --  Fixed Income Securities Risk                 --  Active Management Risk
         --  Value Investing Risk                         --  Short Sale Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     The portfolio invests in value stocks. A value stock may not increase in price, as anticipated by the subadviser, if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster-growing companies.

Performance(A, B, C, D, E)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 19.83% (for the quarter ended 6/2003) and the lowest return was -17.89% (for the quarter ended 9/2002).


--------------------------------------------------------------------------------

        -27.2%     28.8%      18.0%      -0.3%
         2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One      Life of    Date First
                                                           Year    Portfolio   Available
 Strategic Value Trust
   Series I                                               -0.30%    -1.22%     04/30/2001
   Series II(E)                                           -0.53%    -1.35%     01/28/2002
   Series NAV(D)                                          -0.27%    -1.22%     02/28/2005
 Russell 1000 Value Index(B)                               7.07%     5.95%
 Combined Index(B, C)                                      7.05%     3.74%

(A)Effective May 1, 2003, the portfolio changed its investment policies.

(B)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since the information for this index is only provided as of a month end.

(C)The Combined Index represents the performance of the S&P 500 Index from inception to April 30, 2003 and the Russell 1000 Value Index from May 1, 2003 thereafter.

(D)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(E)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflect the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

SUBADVISER AND PORTFOLIO MANAGERS

     Massachusetts Financial Services Company ("MFS") is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. MFS is an indirect subsidiary of Sun Life Financial Inc. (an insurance company). MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

     The Portfolio Managers are:

      -- Kenneth Enright (since November, 2002). Mr. Enright is one of the current portfolio managers of the MFS Strategic Value retail mutual fund. He is a Senior Vice President at MFS and has been employed in the investment management area of MFS since 1986.

      -- Alan T. Langsner (since July, 2004). Mr. Langsner is one of the current portfolio managers of the MFS Strategic Value retail mutual fund. He is a Vice President at MFS and has been employed in the investment management area of MFS since 1999.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

U.S. GLOBAL LEADERS GROWTH TRUST

SUBADVISER:  Sustainable Growth Advisers, L.P. ("SGA")

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: The portfolio invests, under normal market conditions, primarily in common stocks of "U.S. Global Leaders."

     Under normal market conditions, at least 80% of the portfolio's assets will be invested in stocks of companies the subadviser regards as U.S. Global Leaders. The subadviser consider U.S. Global Leaders to be U.S. companies with multi-national operations that typically exhibit the following sustainable growth characteristics:

      -- Hold leading market share of their relevant industries that result in high profit margins and high investment returns.

      -- Supply consumable products or services so that their revenue streams are recurring.

     The subadvisers seek to identify companies with superior long-term earnings prospects and to continue to own them as long as the subadvisers believe they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace.

     As a result of its investment strategy, the portfolio typically invests in large capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Index).

     The portfolio may invest in other types of equities and foreign stocks.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Derivatives Risk
         --  Foreign Securities Risk                      --  Issuer Risk
         --  Non-Diversified Portfolios Risk              --  Active Management Risk
         --  Growth Investing Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     In addition, the portfolio's management strategy has a significant influence on portfolio performance. Large capitalization stocks as a group could fall out of favor with the market, causing the portfolio to underperform investments that focus on small- or medium capitalization stocks.

Performance(A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 3.54% (for the quarter ended 9/2005) and the lowest return was -5.32% (for the quarter ended 3/2005).


--------------------------------------------------------------------------------

         0.9%
         2005

--------------------------------------------------------------------------------


                                                           One     Life of    Date First
                                                          Year    Portfolio   Available
 U.S. Global Leaders Growth Trust
   Series I                                               0.87%     4.00%     05/03/2004
   Series II                                              0.78%     3.87%     05/03/2004
   Series NAV(B)                                          1.00%     4.08%     02/28/2005
 S&P 500 Index(A)                                         4.91%     9.40%

(A)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since the information for this index is only provided as of a month end.

(B)Series NAV shares were first offered February 28, 2005. For periods prior to February 28, 2005, the performance shown reflects the performance of Series I shares. Series I shares have higher expenses than Series NAV shares. Had the performance for periods prior to February 28, 2005 reflected Series NAV expenses, performance would be higher.

SUBADVISERS AND PORTFOLIO MANAGERS

     SGA manages the U.S. Global Leader Growth Trust. SGA is located at 3 Stamford Plaza, 301 Tresser Boulevard, Suite 1310, Stamford, CT 06901. SGA was founded in July, 2003 and is controlled by its founders, George P. Fraise, Gordon M. Marchand and Robert L. Rohn, who are also the portfolio managers of the portfolio.

     The portfolio is managed by the following portfolio managers.

      -- George P. Fraise (since May, 2004). Mr. Fraise is a principal of SGA. From 2000-2003, Mr. Fraise was executive vice president of Yeager, Wood & Marshall, Inc. and a member of that firm's Investment Policy Committee. From 1997 to 2000, Mr. Fraise was a portfolio manager at Scudder Kemper Investments.

      -- Gordon M. Marchand (since May, 2004). Mr. Marchand is a principal of SGA. From 1984-2003, Mr. Marchand was chief financial and operating officer of Yeager, Wood & Marshall, Inc. and a member of that firm's Investment Policy Committee.

      -- Robert L. Rohn (since May, 2004). Mr. Rohn is a principal of SGA. From 1992 to 2003, Mr. Rohn was an Analyst and Portfolio Manager at W.P. Stewart & Co. ("W.P. Stewart") and held positions of Chairman of the Board and Chief Executive Officer of W.P. Stewart Inc., W.P. Stewart's core U.S. investment business, and served as Chairman of the W.P. Stewart Inc.'s Management Committee.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

U.S. LARGE CAP TRUST

(formerly, U.S. Large Cap Value Trust)

SUBADVISER:  Capital Guardian Trust Company ("CGTC")

INVESTMENT OBJECTIVE:  To seek long-term growth of capital and income.

INVESTMENT STRATEGIES: The portfolio invests at least 80% of its net assets
                       (plus any borrowings for investment purposes), under normal market conditions, in equity and equity-related securities of companies with market capitalization greater than $500 million at the time of purchase. In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income.

     The portfolio may hold ADRs and other U.S. registered securities of foreign issuers which are denominated in U.S. dollars.

Temporary Defensive Investing

     To meet redemption requests or pending investment of its assets or during unusual market conditions, the U.S. Large Cap Trust may invest all or a portion of its assets in preferred stocks, bonds, cash and cash equivalents. To the extent the portfolio is in a defensive position, the ability to achieve its investment objective will be limited.

Use of Hedging and Other Strategic Transactions

     The U.S. Large Cap Trust is currently authorized to use all of the investment strategies referred to under "Hedging and Other Strategic Transactions." However, it is not presently contemplated that any of these strategies will be used to a significant degree by the portfolio.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Issuer Risk
         --  Foreign Securities Risk                      --  Active Management Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

Performance(A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 18.70% (for the quarter ended 6/2003) and the lowest return was -20.15% (for the quarter ended 9/2002).

--------------------------------------------------------------------------------

         2.8%      -2.5%      -25.2%     37.1%       9.4%       5.8%
         2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One    Five     Life of    Date First
                                                          Year    Years   Portfolio   Available
 U.S. Large Cap Trust
   Series I                                               5.82%   2.96%     3.04%     05/01/1999
   Series II(C)                                           5.73%   2.83%     2.95%     01/28/2002
   Series NAV(B)                                          5.92%   2.98%     3.06%     02/28/2005
 S&P 500 Index(A)                                         4.91%   0.54%     0.54%

(A)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of a month end.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

SUBADVISER AND PORTFOLIO MANAGERS

     CGTC is located at 333 South Hope Street, Los Angeles, California 90071. CGTC is a wholly-owned subsidiary of Capital Group International, Inc. which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc. CGTC has been providing investment management services since 1968.

     Capital Guardian Trust Company ("CGTC") uses a multiple portfolio manager system in managing the fund's assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. Each manager's role is to decide how their respective segment will be invested by selecting securities within the limits provided by the fund's objectives and policies. CGTC's investment committee oversees this process. In addition, CGTC's investment analysts also may make investment decisions with respect to a portion of a fund's portfolio. Certain portfolio managers may also have investment analyst responsibilities with respect to specific research coverage.

-------------------------------------------------------------------------------------------------------------
                                                  LENGTH OF SERVICE
PORTFOLIO MANAGER                                   WITH CGTC OR            BUSINESS EXPERIENCE DURING
TITLE, COMPANY AFFILIATION                          AN AFFILIATE                 THE PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------
TERRY BERKEMEIER
Senior Vice President, CGTC                          14 years         Portfolio Manager selecting equity
                                                                      securities
-------------------------------------------------------------------------------------------------------------
MICHAEL R. ERICKSEN
Director and Senior Vice President, CGTC             19 years         Portfolio Manager selecting equity
                                                                      securities
-------------------------------------------------------------------------------------------------------------
DAVID I. FISHER
Chairman of the Board, CGTC                          36 years         Portfolio Manager selecting equity
                                                                      securities
-------------------------------------------------------------------------------------------------------------
KAREN A. MILLER
Director and Senior Vice President, CGTC             15 years         Portfolio Manager selecting equity
                                                                      securities
-------------------------------------------------------------------------------------------------------------
THEODORE R. SAMUELS
Director and Senior Vice President, CGTC             24 years         Portfolio Manager selecting equity
                                                                      securities
-------------------------------------------------------------------------------------------------------------
EUGENE P. STEIN
Vice Chairman, CGTC                                  33 years         Portfolio Manager selecting equity
                                                                      securities
-------------------------------------------------------------------------------------------------------------
ALAN J. WILSON
Director and Senior Vice President, CGTC             15 years         Portfolio Manager selecting equity
                                                                      securities
-------------------------------------------------------------------------------------------------------------

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

U.S. MULTI SECTOR TRUST

SUBADVISER:  Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

INVESTMENT OBJECTIVE:  To seek long term capital appreciation.

INVESTMENT STRATEGIES: The portfolio seeks total return greater than its benchmark. To pursue this goal, the portfolio normally invests in securities in the Wilshire 5000 Stock Index, an independently maintained and published equity index which measures the performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S. The portfolio normally invests at least 80% of its assets in investments tied economically to the U.S.

     The portfolio's benchmark is the Russell 3000 Index, an independently maintained and published index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. This index represents approximately 98% of the investable U.S. equity market. As of December 31, 2005, the market capitalizations of companies included in the Russell 3000 Index ranged from $26 million to $370 billion.

     In managing the portfolio, GMO uses proprietary research and quantitative models to determine the portfolio's selections of securities. These models use rolling 7-year forecasts of relative value and risk among the major sectors in the U.S. equity market (large cap value, large cap growth, large cap core, small cap value, small cap growth, and real estate/ REIT) in which the portfolio invests.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Real Estate Securities Risk
         --  Foreign Securities Risk                      --  Currency Risk
         --  Small and Medium Size Companies Risk         --  Liquidity Risk
         --  Non-Diversified Portfolios Risk              --  Derivatives Risk
         --  Growth Investing Risk                        --  Issuer Risk
         --  Value Investing Risk                         --  Active Management Risk
         --  Credit and Counterparty Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

Performance

     Performance is not provided since the portfolio commenced operations in October, 2005.

SUBADVISER AND PORTFOLIO MANAGERS

     GMO serves as subadviser to the portfolio. GMO is a private company, founded in 1977, with offices located at 40 Rowes Wharf, Boston, Massachusetts.

     Day-to-day management of the portfolios is the responsibility of the Quantitative Division comprised of several investment professionals associated with GMO, and no one person is primarily responsible for day-to-day management of the portfolio. The Division's team members work collaboratively to manage the portfolio.

     Sam Wilderman is the Director of the Division and the senior member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the portfolio.

     Mr. Wilderman joined the Division as co-director in 2005. Prior to joining the U.S. Quantitative Division in 2005, Mr. Wilderman was responsible for research and portfolio management for GMO's Emerging Markets Division.

     The Trust's Statement of Additional Information provides additional information about the senior member's compensation, other accounts managed by the senior member and the senior member's ownership of securities of the portfolio.

                              INTERNATIONAL FUNDS

AMERICAN INTERNATIONAL TRUST
(See "AMERICAN FUNDS")

GLOBAL TRUST
(formerly, Global Equity Trust)

SUBADVISER:  Templeton Global Advisors Limited ("Templeton Global").

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of companies located anywhere in the world, including emerging markets. At least 65% of its total assets will be invested in issuers located in at least three different countries (including the U.S.).

     Equity securities include common stocks and preferred stocks. The portfolio also invests in American, European and Global Depositary Receipts. These are certificates issued typically by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. The portfolio, from time to time, may have significant investments in one or more countries or in particular sectors such as technology (including computer hardware and software, electronics, and telecommunications) and financial institutions.

     Depending upon current market conditions, the portfolio generally invests a portion of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities.

     The portfolio may use swap agreements as a derivative strategy to protect its assets, implement a cash or tax management strategy or enhance its returns. The portfolio may invest up to 5% of its total assets in swap agreements. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. Please see "Hedging and Other Strategic Transactions -- Swaps, Caps, Floors and Collars in the Statement of Additional Information for further information.

     When choosing equity investments for the portfolio, the subadviser applies a "bottom-up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the subadviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The subadviser also considers and analyzes various measure related to stock valuation, such as a company's price/cash flow ratio, price/earnings ratio, profit margins and liquidation value.

Temporary Defensive Investing

     To meet redemption requests or pending investment of its assets or during unusual market conditions, the Global Trust may invest primarily in cash, cash equivalents, money market securities or other short-term debt securities. When the portfolio is in a defensive position or awaiting investment of its assets, the ability to achieve its investment objective will be limited.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Issuer Risk
         --  Foreign Securities Risk                      --  Active Management Risk
         --  Derivatives Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     In addition, market timers may target portfolios with significant investments in foreign securities traded on markets that close before the portfolio determines its net asset value. The portfolio may invest significant amounts in such securities. While the Trust will seek to identify and prevent such trading no assurance can be given that the Trust will be successful in doing so.

Performance(A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 17.83% (for the quarter ended 6/2003) and the lowest return was -16.96% (for the quarter ended 9/2001).


--------------------------------------------------------------------------------

        12.6%      20.8%      12.3%       3.7%      12.2%      -16.1%     -19.1%     27.5%      14.8%      10.7%
         1996       1997       1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                            One      Five        Ten      Date First
                                                           Year      Years      Years     Available
 Global Trust
   Series I                                                10.72%     1.91%     6.92%     03/18/1988
   Series II(C)                                            10.50%     1.79%     6.86%     01/28/2002
   Series NAV(B)                                           10.72%     1.91%     6.92%     04/29/2005
 MSCI World Index                                          10.02%     2.64%     7.47%

(A)Effective October 1, 1996, April 30, 2001 and December 9, 2003, the portfolio changed its subadviser. Performance reflects results prior to these changes.

(B)NAV shares were first offered April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

SUBADVISER AND PORTFOLIO MANAGERS

     Templeton Global, located at Box N-7759, Nassau, Bahamas has been in the business of providing investment advisory services since 1954.

     The portfolio's lead portfolio manager is:

      -- Jeffrey A. Everett (since December, 2003). Mr. Everett joined the Templeton in 1989 and is currently President of Templeton Global Advisors Limited and a Chief Investment Officer -- Retail for the Templeton Global Equity Group. He is a Chartered Financial Analyst
           (CFA).

     The following individuals have secondary portfolio management responsibilities:

      -- Murdo Murchison (since December, 2003). Mr. Murchinson joined the Templeton in 1993 and is currently Executive Vice President of Templeton Global Advisors Limited. He is a Chartered Financial Analyst (CFA).

      -- Lisa Myers (since December, 2003). Ms. Myers joined Templeton in 1996 and is currently Vice President of Templeton Global Advisors Limited. She is a Chartered Financial Analyst (CFA).

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

INTERNATIONAL OPPORTUNITIES TRUST

SUBADVISER:  Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE:  To seek long-term growth of capital

INVESTMENT STRATEGIES: The portfolio invests, under normal market conditions, at least 65% of its assets in common stocks of foreign companies that are selected for their long-term growth potential. The portfolio may invest in companies of any size throughout the world. The portfolio normally invests in issuers from at least three different countries not including the U.S. The portfolio may invest in common stocks of companies operating in emerging markets.

     The portfolio normally maintains a core position of between 35 and 50 common stocks. The portfolio may hold a limited number of additional common stocks at times such as when the portfolio manager is accumulating new positions, phasing out existing positions, or responding to exceptional market conditions.

     The portfolio's core investments generally are comprised of well-known, established growth companies. However, the portfolio also may typically include more aggressive growth companies, and companies undergoing significant changes: e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition.

     The portfolio uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection. The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, the subadviser also may examine such factors as the most attractive global investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, the subadviser identifies sectors, industries and companies that it believes may benefit from the overall trends that the subadviser has observed.

     The subadviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company is suitable for investment, the subadviser may focus on any of a number of different attributes including the company's specific market expertise or dominances, its franchise durability and pricing power, solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, use of conservative accounting standards and transparent financial disclosure), strong and ethical management, apparent commitment to shareholder interests, and reasonable valuations in the context of projected growth rates. This is called "bottom-up" stock selection.

     As part of this fundamental, "bottom-up" research, the subadviser may visit with various levels of a company's management as well as with its customers, suppliers and competitors. The subadviser may also prepare detailed earnings and cash flow models of some companies. These models enable the subadviser to attempt to project earnings growth and other important characteristics under different scenarios. Each model is customized to follow a particular company and is intended to seek to replicate and describe a company's past, present and projected future performance. The models generally include quantitative information and detailed narratives that reflect updated interpretations of corporate data.

     The subadviser may reduce a position in or sell a security when it believes there is a deterioration in the company's financial situation, the security is overvalued, when there is a negative development in the company's competitive, regulatory or economic environment, when the subadviser finds other, more attractive opportunities, or for other reasons.

     Primarily for hedging purposes, the portfolio may use options (including options on securities and securities indices), futures, and foreign currency forward contracts.

     Under normal market conditions, the portfolio may invest up to 10% of its total assets in all types of fixed income securities and up to an additional 5% of its total assets in high-yield bonds and mortgage and asset-backed securities. The portfolio may also invest in the securities of other investment companies to a limited extent, and would intend to do so primarily for cash management purposes. For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Mortgage-Backed Securities Risk
         --  Foreign Securities Risk                      --  Derivatives Risk
          (including Emerging Markets Risk)               --  Issuer Risk
         --  Fixed Income Securities Risk                 --  Active Management Risk
         --  Growth Investing Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     In addition, market timers may target portfolios with significant investments in foreign securities traded on markets that close before the portfolio determines its net asset value. The portfolio may invest significant amounts in such securities. While the Trust will seek to identify and prevent such trading no assurance can be given that the Trust will be successful in doing so.

Performance

     Performance is not provided since the portfolio commenced operations in May, 2005.

SUBADVISER AND PORTFOLIO MANAGERS

     Marsico Capital Management, LLC ("MCM"), located at 1200 17th Street, Suite 1600, Denver, CO 80202, was organized in September 1997 as a registered investment adviser. MCM provides investment management services to other mutual funds, institutional accounts and private accounts. Thomas F. Marsico is the founder and Chief Executive Officer of the firm. MCM is an indirect wholly-owned subsidiary of Bank of America Corporation.

     The portfolio manager is:

      -- James G. Gendelman (since 2005). James G. Gendelman is the portfolio manager of the International Opportunities Portfolio. Prior to joining Marsico Capital Management in May of 2000, Mr. Gendelman spent thirteen years as a Vice President of International Sales for Goldman, Sachs & Co. He holds a Bachelor's degree in Accounting from Michigan State University and a MBA in Finance from the University of Chicago. Mr. Gendelman was a certified public accountant for Ernst & Young from 1983 to 1985.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

INTERNATIONAL SMALL CAP TRUST

SUBADVISER:  Templeton Investment Counsel, LLC ("Templeton")

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: The Portfolio invests primarily in the common stock of smaller companies outside the U.S.

     Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by foreign companies which have total stock market capitalizations or annual revenues of $4 billion or less ("small company securities").

     The portfolio may invest in small company securities in emerging markets. In some emerging markets, the Portfolio may invest in companies that qualify as smaller companies but that still are among the largest in the market. The Portfolio may also invest a portion of its assets in the equity securities of larger foreign companies.

     An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which are what they can be converted into).

     The Portfolio may invest more than 25% of its assets in the securities of issuers located in any one country. At least 65% of the portfolio's total assets are normally invested in foreign securities representing a minimum of three countries (other than the United States).

     When choosing equity investments for this Portfolio, the manager applies a "bottom up", value-oriented, long-term approach, focusing on the market price of a company's securities relative to the manager's evaluation of the company's long-term earnings, asset value and cash flow potential. The manager also considers a company's price/earnings ratio, profits margins and liquidation value.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Derivatives Risk
         --  Foreign Securities Risk                      --  Issuer Risk
         --  Small Companies Risk                         --  Active Management Risk
         --  Value Investing Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     In addition, market timers may target portfolios with significant investments in foreign securities traded on markets that close before the portfolio determines its net asset value. The portfolio may invest significant amounts in such securities. While the Trust will seek to identify and prevent such trading no assurance can be given that the Trust will be successful in doing so.

Performance(A, B, C, D, E)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 58.65% (for the quarter ended 12/1999) and the lowest return was -22.36% (for the quarter ended 9/2001).

--------------------------------------------------------------------------------

         0.8%      11.9%      84.9%      -29.2%     -31.1%     -16.7%     54.7%      21.2%      10.4%
         1997       1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One      Five     Life of    Date First
                                                           Year    Years    Portfolio   Available
 International Small Cap Trust
   Series I                                               10.39%    3.51%     6.84%     03/04/1996
   Series II(E)                                           10.10%    3.39%     6.78%     01/28/2002
   Series NAV(D)                                          10.41%    3.51%     6.84%     02/28/2005
   Combined Index(B, C)                                   27.01%   11.13%     9.53%
 Citigroup Global Ex U.S.A. <$2 Billion Index(B)          26.76%   17.48%     8.50%

(A)Current subadviser assignment became effective May 1, 2003.

(B)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.

(C)The Combined Index is a blend of the MSCI World ex US Index from inception through May 31, 2003 and the Citigroup Global ex US $2 billion Index from June 1, 2003 and thereafter.

(D)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(E)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

SUBADVISER AND PORTFOLIO MANAGERS

     Templeton, located at 500 East Broward Blvd., Suite 2100, Ft. Lauderdale, FL 33394, has been in the business of providing investment advisory services since 1954. Templeton Investment Counsel, LLC is an indirect wholly owned subsidiary of Franklin Resources, Inc.

     The portfolio is managed by the following portfolio managers:

      -- Tucker Scott (since May, 2003). Mr. Scott joined Templeton in 1996 and is currently a Executive Vice President. He is a Chartered Financial Analyst (CFA).

      -- Cindy Sweeting (since May, 2003). Ms. Sweeting joined Templeton in 1997 and is currently an Executive Vice President and Director of Research. She is a Chartered Financial Analyst (CFA).

      -- Simon Rudolph (since May, 2004). Mr. Rudolph joined Templeton in 1997 and is currently an Executive Vice President. He is a Chartered Accountant (ACA) and a member of the Institute of Chartered Accountants of England and Wales.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

INTERNATIONAL CORE TRUST
(formerly, International Stock Trust)

SUBADVISER:  Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: The portfolio seeks to achieve its objective by outperforming its benchmark. The portfolio typically invests in a diversified portfolio of equity investments from developed markets other than the U.S. Under normal circumstances, the portfolio invests at least 80% of its assets in equity investments.

     The subadviser uses proprietary research and quantitative models to evaluate and select individual stocks, countries, and currencies based on several factors, including:

     Stocks -- valuation, firm quality, and improving fundamentals;

     Countries -- stock market valuation, positive GDP trends, positive market sentiment, and industrial competitiveness; and

     Currencies -- export and producer price parity, balance of payments and interest rate differentials.

     The factors considered by the subadviser and the models it uses may change over time. In using these models to construct the portfolio, the subadviser expects that stock selection will reflect a slight bias for value stocks over growth stocks. The subadviser seeks to manage the portfolio's exposure to market capitalization categories (e.g., small cap, medium cap, and large cap) relative to the portfolio's benchmark.

     The portfolio intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment objective, the portfolio may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments);
(iii) manage risk by implementing shifts in investment exposure; or (iv) adjust its foreign currency exposure. The portfolio will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or foreign currencies. However, the portfolio's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The portfolio may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

     Benchmark. The portfolio's benchmark is the MSCI EAFE Index (Europe, Australasia, and Far East), a large capitalization international stock index that is independently maintained and published by Morgan Stanley Capital International.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1 of the prospectus.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Liquidity Risk
         --  Foreign Securities Risk                      --  Derivatives Risk
         --  Value Investing Risk                         --  Issuer Risk
         --  Credit and Counterparty Risk                 --  Active Management Risk
         --  Currency Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     Market timers may target portfolios with significant investments in foreign securities traded on markets that close before the portfolio determines its net asset value. The portfolio may invest significant amounts in such securities. While the Trust will seek to identify and prevent such trading no assurance can be given that the Trust will be successful in doing so.

Performance(A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 23.58% (for the quarter ended 12/1999) and the lowest return was -22.22% (for the quarter ended 9/2002).


--------------------------------------------------------------------------------

         1.4%      14.9%      29.7%      -16.6%     -21.5%     -21.7%     30.3%      15.6%      15.9%
         1997       1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One     Five     Life of    Date First
                                                           Year    Years   Portfolio   Available
 International Core Trust
   Series I                                               15.94%   1.42%     3.41%     12/31/1996
   Series II(D)                                           15.70%   1.33%     3.36%     01/28/2002
   Series NAV(C)                                          16.13%   1.45%     3.43%     02/28/2005
 MSCI EAFE Index(B)                                       14.02%   4.94%     6.16%

(A)Effective August 1, 2005, GMO became the subadviser to the International Core Trust. Performance reflects results prior to this change.

(B)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.

(C)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(D)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

SUBADVISER AND PORTFOLIO MANAGERS

     GMO serves as subadviser to the portfolio. GMO is a private company, founded in 1977, with offices located at 40 Rowes Wharf, Boston, Massachusetts.

     Day-to-day management of the portfolio is the responsibility of GMO's International Quantitative Division. The Division's members work collaboratively to manage the portfolio, and no one person is primarily responsible for day-to-day management of the portfolio.

     Dr. Thomas Hancock is the Director of the Division and the senior member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the portfolio.

     At GMO, Dr. Hancock leads the portfolio management team responsible for the management of international developed market and global quantitative equities portfolios. Prior to joining GMO in 1995, he was a research scientist at Siemens and a software engineer at IBM.

     The Trust's Statement of Additional Information provides additional information about the senior member's compensation, other accounts managed by the senior member and the senior member's ownership of securities of the portfolios.

PACIFIC RIM TRUST
(formerly, Pacific Rim Emerging Markets Trust)

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

INVESTMENT OBJECTIVE:  To achieve long-term growth of capital.

INVESTMENT STRATEGIES: The portfolio invests primarily in common stocks and equity-related securities of companies in countries located in the Pacific Rim region. Current income from dividends and interest will not be an important consideration in the selection of portfolio securities.

     The countries of the Pacific Rim region are:

 --  Australia

 --  China

 --  India

 --  Indonesia

 --  Hong Kong

 --  Japan

 --  Malaysia

 --  New Zealand

 --  Pakistan

 --  Philippines

 --  Singapore

 --  South Korea

 --  Taiwan

 --  Thailand

     The Pacific Rim Trust, under normal conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and equity-related securities of established, larger-capitalization non-U.S. companies located in the Pacific Rim region that have attractive long-term prospects for growth of capital. Equity-related securities in which the portfolio may invest include: (i) preferred stocks, (ii) warrants and (iii) securities convertible into or exchangeable for common stocks. The Portfolio may also invest up to 20% of its assets in countries outside the Pacific Rim region.

     MFC Global (U.S.A.)'s decision to invest in a particular country or particular region will be based upon its evaluation of political, economic and market trends in the country or region and throughout the world. MFC Global (U.S.A.) will shift investments among countries and the world's capital markets in accordance with its ongoing analyses of trends and developments affecting such markets and securities.

Temporary Defensive Investing

     To meet redemption requests or pending investment of its assets or during unusual market conditions, the Pacific Rim Trust may invest all or a portion of its assets in non-convertible, fixed income securities and cash and cash equivalents. These investments may be denominated in either U.S. or non-U.S. dollars. These securities may include debt of corporations, foreign governments and supranational organizations. To the extent the portfolio is in a defensive position, the ability to achieve its investment objective will be limited.

Use of Hedging and Other Strategic Transactions

     The Pacific Rim Trust may also purchase and sell the following equity-related financial instruments:

      --   exchange-listed call and put options on equity indices,

      --   over-the-counter ("OTC") and exchange-listed equity index futures,

      -- OTC and exchange-listed call and put options on currencies in the portfolio, and

      -- OTC foreign currency futures contracts on currencies in the portfolio.

     A call option gives the holder the right to buy shares of the underlying security at a fixed price before a specified date in the future. A put option gives the holder the right to sell a specified number of shares of the underlying security at a particular price within a specified time period. See "Hedging and Other Strategic Transactions" for further information on these investment strategies.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Derivatives Risk
         --  Foreign Securities Risk                      --  Issuer Risk
          (including Emerging Markets Risk)               --  Active Management Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     In addition, since the portfolio concentrates its investments in the Pacific Rim region, the portfolio will be affected by economic and political events in this area.

     Market timers may target portfolios with significant investments in foreign securities traded on markets that close before the portfolio determines its net asset value. The portfolio may invest significant amounts in such securities. While the Trust will seek to identify and prevent such trading no assurance can be given that the Trust will be successful in doing so.

Performance(A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 24.41% (for the quarter ended 12/1998) and the lowest return was -26.12% (for the quarter ended 12/1997).


--------------------------------------------------------------------------------

         9.8%      -34.1%     -4.6%      62.9%      -24.4%     -18.6%     -12.5%     40.4%      17.2%      25.8%
         1996       1997       1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One     Five     Ten     Date First
                                                           Year    Years   Years    Available
 Pacific Rim Trust
   Series I                                               25.75%   8.06%    2.27%   10/04/1994
   Series II(B)                                           25.42%   7.95%    2.22%   01/28/2002
   Series NAV(A)                                          25.78%   8.06%    2.27%   04/29/2005
 MSCI AC Pacific Index                                    20.72%   6.47%   -0.10%

(A)NAV shares were first offered April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(B)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

(C)On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance presented for this portfolio is based upon the performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

SUBADVISER AND PORTFOLIO MANAGERS

     MFC Global (U.S.A.) manages the Pacific Rim Trust. MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of the Trust for which it is the subadviser. MFC Global (U.S.A.) is an indirect wholly-owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and Manulife Fund Direct (Hong
Kong) Limited, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

     The portfolio managers are:

      -- Seton Lor (since June, 2000). Mr. Lor joined MFC Global (U.S.A.) in 2000. He is Executive Director and Senior Portfolio Manager, Asian Equities, Manulife Funds Direct (Hong Kong) Limited. Prior to joining MFC Global (U.S.A.), he was Director of Balanced Investments at AXA Investment Managers in Hong Kong where he served from 1996 to 2000.

      -- Pauline Dan (since 2005). Ms. Dan is a portfolio manager for MFC Global (U.S.A.) and is responsible for Greater China and Hong Kong equity portfolios. She joined an affiliate of MFC Global (U.S.A.) in 2004. Prior to joining MFC Global, she was Director, Balanced Investments at AXA Investment Managers Hong Kong Limited (formerly Barclays Global Investors Hong Kong Limited).

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

                               FIXED INCOME FUNDS

ACTIVE BOND TRUST

SUBADVISER:  Declaration Management & Research LLC ("Declaration")
             Sovereign Asset Management LLC ("Sovereign")

INVESTMENT OBJECTIVE:  To seek income and capital appreciation

INVESTMENT STRATEGIES: The portfolio normally invests at least 80% of its assets in a diversified mix of debt securities and instruments.

     The portfolio, an intermediate term bond portfolio, normally invests at least 80% of its assets in a diversified mix of debt securities and instruments including but not limited to:

      --   U.S. Treasury and agency securities;

      -- Asset-backed securities and mortgage-backed securities including mortgage pass-through securities, commercial mortgage-backed securities ("CMBS") and collateralized mortgage obligations ("CMOs");

      --   Corporate bonds, both U.S. and foreign; and

      --   Foreign government and agency securities.

     The portfolio employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the portfolio. The portfolio will be rebalanced quarterly so that each subadviser manages the following portion of the portfolio:

        65%* Declaration

        35%* Sovereign

     * Percentages are approximate. Since the portfolio is only rebalanced quarterly, the actual portion of the portfolio managed by each subadviser will vary during each calendar quarter.

     This allocation methodology may change in the future.

DECLARATION

     The subadviser uses a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are attractively priced based upon market fundamentals and technical factors. The subadviser opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities.

     This portion of the portfolio normally has no more than 10% of its assets in high yield bonds and normally invests in foreign securities only if U.S. dollar denominated. This portion of the portfolio normally has an average credit rating of "A" or "AA."

     Except as otherwise stated under "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1, this portion of the portfolio normally has 10% or less (usually lower) of its assets in cash and cash equivalents.

SOVEREIGN

     The subadviser uses proprietary research to identify specific bond sectors, industries and bonds that are attractively priced. The subadviser tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months.

     This portion of the portfolio normally has no more than 25% of its assets in high yield bonds and may invest in both U.S. dollar denominated and non-U.S. dollar denominated foreign securities. This portion of the portfolio normally has an average credit rating of "A" or "AA."

     Except as otherwise stated under "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1 this portion of the portfolio normally has 10% or less (usually lower) of its assets in cash and cash equivalents.

ENTIRE PORTFOLIO

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

     The portfolio may have significant exposure to derivatives (investments whose value is based on indices or other securities), such as forwards, futures, options and swaps. Each subadviser actively uses derivatives to manage the average maturity and interest rate sensitivity for their portion of the portfolio. Currency management strategies are primarily used for hedging purposes and to protect against changes in foreign currency exchange rates. The portfolio's turnover rate will generally exceed 100%.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Fixed Income Securities Risk                 --  Derivatives Risk
         --  Lower Rated Fixed Income Securities Risk     --  Issuer Risk
         --  Foreign Securities Risk                      --  Active Management Risk
         --  Mortgage-Backed Securities Risk              --  High Portfolio Turnover Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     In addition, the portfolio's turnover rate (i.e., the rate of buying and selling securities) will generally exceed 100%. Any turnover rate in excess of 100% is considered relatively high. In general, the higher the turnover rate, the greater the impact that brokerage commissions and other transaction costs will have on the portfolio's performance.

Performance(A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 3.84% (for the quarter ended 7/1997) and the lowest return was -2.47% (for the quarter ended 6/2004).


--------------------------------------------------------------------------------

         4.1%      10.1%       8.2%      -0.9%      10.5%       7.5%       7.3%       6.5%       4.8%       2.5%
         1996       1997       1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One    Five       Ten      Date First
                                                          Year    Years     Years     Available
 Active Bond Trust
   Series NAV(A)                                          2.54%   5.69%     6.00%     03/29/1986
   Series I(B)                                            2.54%   5.69%     6.00%     04/29/2005
   Series II(B)                                           2.44%   5.67%     5.99%     04/29/2005
 Lehman Brothers Aggregate Bond Index                     2.43%   5.87%     6.16%

(A)The Series NAV shares of the Active Bond Trust were first issued on April 29, 2005 in connection with the Trust's acquisition on that date of all the assets of the Active Bond Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Active Bond Fund, the Trust's predecessor. These shares were first issued on March 29, 1986.

(B)The Series I and Series II shares of the Active Bond Trust were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Active Bond Fund, the Trust's predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I and Series II shares.

(C)Current subadvisers have managed the portfolio since April 29, 2005. The current subadvisers have managed a portion of the portfolio since its inception.

SUBADVISERS AND PORTFOLIO MANAGERS

DECLARATION

     Declaration Management & Research LLC ("Declaration") is a Delaware limited liability company located at 1650 Tysons Boulevard, Suite 1100, McLean, VA 22102-4858. Declaration is an indirect wholly owned subsidiary of John Hancock Life Insurance Company ("JHLICO"). Independence Holdings and JHLICO are located at 200 Clarendon Street, Boston, MA 02117. JHLICO is an indirect wholly owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

     The portfolio is managed by an investment team overseen by:

      -- James E. Shallcross (since 2005). Mr. Shallcross joined Declaration in 1991 and is a Senior Vice President.

      -- Peter Farley (since 2005). Mr. Farley joined Declaration in 1996 and is a Vice President.

SOVEREIGN ASSET MANAGEMENT LLC

     Sovereign Asset Management LLC ("Sovereign"), a Delaware limited liability company located at 101 Huntington Avenue, Boston, Massachusetts, was founded in 1979 and is a wholly owned subsidiary of John Hancock Financial Services, Inc. ("JHFS"). JHFS is a subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

     The portfolio is managed by:

      -- Howard C. Greene, CFA (since 2005). Mr. Greene joined Sovereign in December, 2005 and is a Senior Vice President. Prior to joining Sovereign, Mr. Greene managed the portfolio as an employee of John Hancock Advisers, LLC ("John Hancock"). He joined John Hancock in 2002, where he was a Senior Vice President. Prior to 2002, he was Vice President of Sun Life Financial Services Company of Canada.

      -- Benjamin A. Matthews (since 2005). Mr. Matthews joined Sovereign in December, 2005 and is a Vice President. Prior to joining Sovereign, Mr. Matthews managed the portfolio as an employee of John Hancock. He joined John Hancock in 1995, where he was a Vice President.

      -- Barry H. Evans, CFA (since 2005). Mr. Evans joined Sovereign in 2005, and is a Senior Vice President. Mr. Evans is Sovereign's Chief Fixed Income Officer and a member of the Senior Investment Policy Committee. Prior to joining Sovereign, Mr. Evans managed the portfolio as an employee of John Hancock. He joined John Hancock in 1986.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

AMERICAN BOND TRUST

(See "AMERICAN FUNDS")

CORE BOND TRUST

SUBADVISER:  Wells Capital Management, Incorporated ("Wells Capital")

INVESTMENT OBJECTIVE:  To seek total return consisting of income and capital appreciation.

INVESTMENT STRATEGIES: The portfolio invests, under normal market conditions, in a broad range of investment-grade debt securities, including U.S. Government obligations, corporate bonds, mortgage- and other asset-backed securities and money market instruments. The subadviser invests in debt securities that the subadviser believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. From time to time, the portfolio may also invest in unrated bonds that the subadviser believes are comparable to investment-grade debt securities. Under normal circumstances, the subadviser expects to maintain an overall effective duration range between 4 and 5 1/2 years.

Permitted Investments

     Under normal circumstances, the subadviser invests:

      --   At least 80% of the portfolio's assets in bonds;

      --   At least 80% of the total assets in investment-grade debt securities;

      -- Up to 25% of total assets in asset-backed securities, other than mortgage-backed securities;

      -- Up to 20% of total assets in dollar-denominated obligations of foreign issuers; and

      --   Up to 10% of total assets in stripped mortgage-backed securities.

     As part of a mortgage-backed securities investment strategy, the portfolio may enter into dollar rolls. The portfolio may also enter into reverse repurchase agreements to enhance return. These strategies are further described under "Additional Investment Policies."

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

     The portfolio's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Fixed Income Securities Risk                 --  Derivatives Risk
         --  Lower Rated Fixed Income Securities Risk     --  Issuer Risk
         --  Foreign Securities Risk                      --  Active Management Risk
         --  Mortgage-Backed Securities Risk              --  High Portfolio Turnover Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     In addition, the portfolio may invest in stripped mortgage-backed securities which have greater interest rate risk than mortgage-backed securities with like maturities, and the portfolio's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Performance

     Performance information is not provided since the portfolio commenced operation in May 2005.

SUBADVISER AND PORTFOLIO MANAGERS

     Wells Capital, located at 525 Market St., San Francisco, California, is a wholly-owned subsidiary of Wells Fargo Bank, N.A., which in turn is wholly owned by Wells Fargo & Company. Wells Capital Management was created to succeed the mutual fund advisory responsibilities of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States.

     The portfolio managers are:

      -- William Stevens (since 2005). Mr. Stevens joined Wells Capital in 2003 and serves as senior portfolio manager and co-head of the Montgomery Fixed Income team. Prior to joining Wells Capital, Mr. Stevens founded the Fixed Income team of Montgomery Asset Management in 1992. Mr. Stevens also served as Montgomery's President and Chief Investment Officer, and senior portfolio manager and co-head of the Fixed Income team.

      -- Marie Chandoha (since 2005). Ms. Chandoha joined Wells Capital in 2003 and serves as senior portfolio manager and co-head of the Montgomery Fixed Income team. Prior to joining Wells Capital, Ms. Chandoha was senior portfolio manager and co-head of the Fixed Income team at Montgomery Asset Management. She joined the firm in 1999.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

GLOBAL BOND TRUST

SUBADVISER:  Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE:  To seek to realize maximum total return, consistent with preservation of capital and prudent investment management.

INVESTMENT STRATEGIES: PIMCO seeks to achieve this investment objective by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in fixed income securities. These fixed income securities include fixed income securities denominated in major foreign currencies and in U.S. dollars. The portfolio may also invest in baskets of foreign currencies (such as the euro), direct currency and the U.S. dollar.

     These securities may be represented by futures contracts (including related options) with respect to such securities, and options on such securities, when PIMCO deems it appropriate to do so. Depending on PIMCO's current opinion as to the proper allocation of assets among domestic and foreign issuers, investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the portfolio's assets. The portfolio may invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated "B" or higher by Moody's or Standard & Poor's (or, if unrated, determined by PIMCO to be of comparable quality). The average portfolio duration of the Global Bond Trust will normally vary within a three to seven year time frame. (Duration is a measure of the expected life of a fixed income security on a present value basis.)

     In selecting securities for the portfolio, PIMCO utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the Global Bond Trust's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on PIMCO's outlook for the U.S. and foreign economies, the financial markets, and other factors.

     The types of fixed income securities in which the Global Bond Trust may invest include the following securities which unless otherwise noted may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

      -- securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

      -- corporate debt securities, including convertible securities and corporate commercial paper;

      --   mortgage-backed and other asset-backed securities;

      --   inflation-indexed bonds issued by both governments and corporations;

      --   structured notes, including hybrid or "indexed" securities,

      --   event-linked bonds;

      --   loan participations;

      --   delayed funding loan and revolving credit facilities;

      -- bank certificates of deposit, fixed time deposits and bankers' acceptances;

      -- debt securities issued by states or local governments and their agencies, authorities and other instrumentalities;

      --   repurchase agreements and reverse repurchase agreements;

      -- obligations of foreign governments or their subdivisions, agencies and instrumentalities; and

      --   obligations of international agencies or supranational entities.

     Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

     The portfolio may also invest in baskets of foreign currencies (such as euro), direct currency, and, and the U.S. dollar.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

Use of Hedging and Other Strategic Transactions

     The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios'
Investments -- Hedging and Other Strategic Transactions" including:

      -- purchase and sell options on domestic and foreign securities, securities indexes and currencies,

      --   purchase and sell futures and options on futures,

      --   purchase and sell currency or securities on a forward basis,

      -- enter into interest rate, index, equity, credit default swaps and currency and credit default swap agreements.

     The Global Bond Trust may use the above-mentioned strategies to obtain market exposure to the securities in which the portfolio primarily invests and to hedge currency risk. See "Hedging and Other Strategic Transactions" for further information on these investment strategies.

     The portfolio may make short sales of a security including short sales "against the box."

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Fixed Income Securities Risk                 --  Derivatives Risk
         --  Lower Rates Fixed Income Securities Risk     --  Issuer Risk
         --  Foreign Securities Risk                      --  Active Management Risk
         --  High Portfolio Turnover Risk                   Non-Diversified Portfolios Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

Performance(A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 10.64% (for the quarter ended 6/2002) and the lowest return was -4.81% (for the quarter ended 3/1999).


--------------------------------------------------------------------------------

        13.0%       2.9%       7.6%      -6.7%       1.7%       0.5%      20.1%      15.4%      10.4%      -6.7%
         1996       1997       1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One     Five     Ten    Date First
                                                           Year    Years   Years   Available
 Global Bond Trust
   Series I                                               -6.66%   7.50%   5.48%   03/18/1988
   Series II(C)                                           -6.77%   7.38%   5.43%   01/28/2002
   Series NAV(B)                                          -6.56%   7.52%   5.50%   02/28/2005
 JP Morgan Global-Unhedged Index                          -6.17%   6.98%   5.21%

(A)Effective May 1, 1999, the portfolio changed its subadviser and its investment objective. Performance reflects results prior to these changes.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

SUBADVISER AND PORTFOLIO MANAGERS

     PIMCO, located at 840 Newport Center Drive, Newport Beach, California 92660 serves as sub-advisor to the Trust portfolios listed above. PIMCO is an investment counseling firm founded in 1971. PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P., ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz AG is a European-based, multinational insurance and financial services holding company.

     The Portfolio Manager is:

      -- Sudi Mariappa, managing director, portfolio manager, and head of global portfolio management, with responsibility for overseeing PIMCO's global portfolio management efforts. Prior to joining PIMCO, he served as managing director for Merrill Lynch in Tokyo as manager of JGB and Swap Derivative Trading. Mr. Mariappa's prior experience included positions at Sumitomo Finance International PLC, Long Term Capital Management, and Salomon Brothers in San Francisco and Tokyo, where he was Director of Fixed Income Arbitrage. He holds both a bachelor's degree in chemical engineering and an MBA from Cornell University.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

HIGH YIELD TRUST

SUBADVISER:  Western Asset Management Company ("Western Asset")

INVESTMENT OBJECTIVE:  To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

INVESTMENT STRATEGIES: The portfolio invests, under normal market conditions, at least 80% of it's net assets (plus any borrowings for investment purposes) in high yield securities, including corporate bonds, preferred stocks, U.S. Government securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by Western Asset to be of equivalent quality):

                                          CORPORATE BONDS, PREFERRED STOCKS AND CONVERTIBLE SECURITIES
                                              RATING AGENCY
                                  ----------------------------------------------------------------------------
                                                 Moody's                             Ba through C
                                            Standard & Poor's                        BB through D

     Securities rated less than "Baa" by Moody's or "BBB" by Standard & Poor's are classified as non-investment grade securities and are commonly referred to as "junk bonds." The Portfolio may also invest in investment grade securities.

     The High Yield Trust may invest in foreign bonds and other fixed income securities denominated in foreign currencies, where, in the opinion of Western Asset, the combination of current yield and currency value offer attractive expected returns. Foreign securities in which the portfolio may invest include emerging market securities. Western Asset may utilize futures, swaps and other derivatives in managing the portfolio.

     The High Yield Trust may invest in fixed-and floating-rate loans, generally in the form of loan participations and assignments of such loans.

     The portfolio normally maintains an average portfolio duration of between 3 and 7 years. However, the portfolio may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of the fund's portfolio to changes in interest rates.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Fixed Income Securities Risk                 --  Derivatives Risk
         --  Lower Rated Fixed Income Securities Risk     --  Issuer Risk
         --  Foreign Securities Risk                      --  Active Management Risk
         --  Mortgage-Backed Securities Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     Because the portfolio may invest up to 100% of its assets in foreign securities, which are generally riskier investments in U.S. securities, investing in this portfolio is riskier than investing in a portfolio that invests primarily in U.S. high yield fixed income securities.

     In addition, market timers may target portfolios with significant investments in high yield securities that are infrequently traded. The portfolio may invest significant amounts in such securities. While the Trust will seek to identify and prevent such trading no assurance can be given that the Trust will be successful in doing so.

Performance (A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 7.94% (for the quarter ended 6/2003) and the lowest return was -6.52% (for the quarter ended 9/1998).


--------------------------------------------------------------------------------

         2.8%       8.0%      -9.0%      -5.5%      -6.7%      24.2%      11.1%       3.7%
         1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                            One      Five      Life of    Date First
                                                           Year      Years    Portfolio   Available
 High Yield Trust
   Series I                                                 3.70%     4.76%     4.11%     01/01/1997
   Series II(D)                                             3.56%     4.62%     4.03%     01/28/2002
   Series NAV(C)                                            3.87%     4.79%     4.13%     02/28/2005
 Citigroup High Yield Index(B)                              2.07%     8.93%     6.25%

(A)Current subadvisor assignment became effective May 1, 2003.

(B)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for this index is only provided as of a month end.

(C)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(D)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

SUBADVISER AND PORTFOLIO MANAGERS

     Western Asset Management Company ("Western Asset"), established in 1971 and now a wholly owned subsidiary of Legg Mason, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutualfunds and endowment funds. Total assets under management by Western Asset were approximately $187 billion as of December 31, 2005. The address of Western Asset is 385 East Colorado Boulevard, Pasadena, CA 91101.

     Western Asset Management Company Limited ("WAMCL"), a wholly owned subsidiary of Legg Mason, Inc., acts as sub-subadviser to the portfolio and provides certain advisory services to the portfolio with regarding to currency transactions and investments and in non-dollar denominated debt securities. WAMCL is an investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Total assets under management by WAMCL were approximately $61 billion as of December 31, 2005. The address of WAMCL is 10 Exchange Square, Primrose Street, London, England EC2A-2EN.

     A team of investment professionals at Western Asset, led by Chief Investment Officer S. Kenneth Leech, Deputy Chief Investment Officer Stephen A. Walsh and Portfolio Managers Michael C. Buchanan, Timothy J. Settel and Ian R. Edmonds manages the portfolio's assets.

     Messrs. Leech and Walsh have each served as portfolio managers for Western Asset for over 10 years. Prior to joining Western Asset as a portfolio manager and head of the U.S. High Yield team in 2005, Mr. Buchanan was a Managing Director and head of U.S. Credit Products at Credit Suisse Asset Management from 2003 to 2005. Mr. Buchanan served as Executive Vice President and portfolio manager for Janus Capital Management in 2003. Prior to joining Janus Capital Management, Mr. Buchanan was a Managing Director and head of High Yield Trading at Blackrock Financial Management from 1998 to 2003. Mr. Edmonds and Mr. Settel are currently employed as portfolio managers and have been employed as research analysts for Western Asset or an affiliate for the past five years.

     The portfolio is managed by a team of portfolio managers, sector specialists and other investment professionals. Mr. Leech and Mr. Walsh serve as co-team leaders responsible for day-to-day strategic oversight of the portfolio's investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the fund invests. Messrs. Buchanan, Settel and Edmonds are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

INVESTMENT QUALITY BOND TRUST

SUBADVISER:  Wellington Management Company, LLP ("Wellington Management")

INVESTMENT OBJECTIVE:  To provide a high level of current income consistent with the maintenance of principal and liquidity.

INVESTMENT STRATEGIES: Wellington Management seeks to achieve the portfolio's objective by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in investment grade bonds. The portfolio will tend to focus on corporate bonds and U.S. government bonds with intermediate to longer term maturities.

     Wellington Management's investment decisions derive from a three-pronged analysis, including:

      --   sector analysis,

      --   credit research, and

      --   call protection.

     Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by Wellington Management, such as call protection (payment guarantees), an issuer's industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions. Individual purchase and sale decisions are made on the basis of relative value and the contribution of a security to the desired characteristics of the overall portfolio. Factors considered include:

      --   relative valuation of available alternatives,

      --   impact on portfolio yield, quality and liquidity, and

      --   impact on portfolio maturity and sector weights.

     Wellington Management attempts to maintain a high, steady and possibly growing income stream.

     At least 80% of the Investment Quality Bond Trust's assets are invested in bonds and debentures, including:

      -- marketable investment grade debt securities of U.S. and foreign issuers (payable in U.S. dollars) rated at the time of purchase "Baa" or higher by Moody's or "BBB" or higher by Standard & Poor's (or, if unrated, of comparable quality as determined by Wellington Management), including privately placed debt securities, asset-backed securities and commercial mortgage-backed securities;

      -- securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, including mortgage-backed securities (described below under "Other Risks of Investing"); and

      -- cash and cash equivalent securities which are authorized for purchase by the Money Market Trust.

      -- up to 20% of the portfolio's assets in non-U.S. dollar fixed income securities including up to 5% emerging market fixed income securities.

     The balance (no more than 20%) of the Investment Quality Bond Trust's assets may be invested in below investment grade bonds and other securities including privately placed debt securities and commercial mortgage-backed securities:

      -- U.S. and foreign debt securities rated "Ba" or lower by Moody's or "BB" or lower by Standard & Poor's (and unrated securities of comparable quality as determined by Wellington Management),

      --   preferred stocks,

      --   convertible securities (including those issued in the Euromarket),

      --   securities carrying warrants to purchase equity securities, and

      -- non-U.S. dollar fixed income securities subject to the 20% limit set forth above.

     In pursuing its investment objective, the Investment Quality Bond Trust may invest up to 20% of its assets in U.S. and foreign high yield (high risk) corporate and government debt securities (commonly known as "junk bonds"). These instruments are rated "Ba" or below by Moody's or "BB" or below by Standard & Poor's (or, if unrated, are deemed of comparable quality as determined by Wellington Management). The high yield sovereign debt securities in which the portfolio will invest are described above under "Strategic Bond Trust." No minimum rating standard is required for a purchase of high yield securities by the portfolio. While the Investment Quality Bond Trust may only invest up to 20% of its assets in securities rated in these rating categories at the time of investment, it is not required to dispose of bonds that may be downgraded after purchase, even though such downgrade may cause the portfolio to exceed this 20% maximum.

     The portfolio normally maintains an average portfolio duration of between 3 and 7 years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of the fund's portfolio to changes in interest rates.

     The risks of investing in foreign securities are set forth above under "Risks of Investing in Certain Types of Securities." Since the portfolio will, at most, invest 20% of its assets in foreign securities, the risks associated with foreign securities will not affect the portfolio as much as a portfolio that invests more of its assets in foreign securities.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Fixed Income Securities Risk                 --  Derivatives Risk
         --  Investment Grade Fixed Income Securities     --  Issuer Risk
             in the Lowest Rating Category Risk           --  Active Management Risk
         --  Lower Rated Fixed Income Securities Risk
         --  Foreign Securities Risk
             (including Emerging Markets Risk)

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     Because the portfolio invests in fixed income securities with intermediate to longer-term maturities, the portfolio will be more sensitive to interest rate changes than a portfolio that invests in fixed income securities with shorter maturities.

Performance(A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 5.03% (for the quarter ended 12/1995) and the lowest return was -3.01% (for the quarter ended 6/2004).


--------------------------------------------------------------------------------

        19.9%       2.6%       9.8%       8.7%      -1.8%       9.4%       7.3%       9.9%       7.3%       4.8%       2.3%
         1995       1996       1997       1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                            One      Five        Ten      Date First
                                                           Year      Years      Years     Available
 Investment Quality Bond Trust
 Series I                                                   2.26%     6.30%     5.97%     06/18/1985
 Series II(D)                                               2.03%     6.18%     5.91%     01/28/2002
 Series NAV(C)                                              2.38%     6.33%     5.98%     02/28/2005
 Lehman Brothers Aggregate Bond Index                       2.43%     5.87%     6.16%
 Combined Index(B)                                          2.30%     6.26%     6.20%

(A)Effective April 23, 1991, the portfolio changed its subadviser and investment objective. Performance reflects results prior to these changes.

(B)The Combined Index is comprised of 50% of the return of the Lehman Brothers Government Bond Index and 50% of the return of the Lehman Brothers Credit Bond Index.

(C)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(D)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series III expenses, performance would be lower.

SUBADVISER AND PORTFOLIO MANAGERS

     Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm with its principal business offices located at 75 State Street, Boston, Massachusetts 02109. Wellington Management and its predecessor organizations have provided investment services to investment companies, employee benefit plans, endowments, foundations and other institutions since 1928. The managing partners of Wellington Management are Laurie A. Gabriel, Perry M. Traquina and John R. Ryan.

     The following people are primarily responsible for management of the Investment Quality Bond Trust:

      -- Thomas L. Pappas, CFA, Senior Vice President and fixed income Portfolio Manager of Wellington Management, has served as Portfolio Manager of the Investment Quality Bond Trust since March, 1994. Mr. Pappas joined Wellington Management as an investment professional in 1987.

      -- Richard T. Crawford, CFA, Vice President of Wellington Management, joined the firm as an investment professional in 1994. Mr. Crawford has been involved in portfolio management and securities analysis (with specific focus on non- investment grade, or high-yield, securities) for the Trust since March, 1997.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

MONEY MARKET TRUST

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

INVESTMENT OBJECTIVE:  To obtain maximum current income consistent with preservation of principal and liquidity.

INVESTMENT STRATEGIES: The portfolio invests in high quality, U.S. dollar denominated money market instruments.

MFC Global (U.S.A.) may invest the portfolio's assets in high quality, U.S. dollar denominated money market instruments of the following types:

      -- obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress ("U.S. Government Securities"), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the portfolio must be payable in U.S. dollars);

      -- certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers' acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100,000,000 (or less than $100,000,000 if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance Fund);

      -- commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any NRSRO (such as "P-1" or "P-2" by Moody's or "A-1" or "A-2" by Standard & Poor's) or, if not rated, is issued by a company which MFC Global (U.S.A.) acting pursuant to guidelines established by the Trust's Board of Trustees, has determined to be of minimal credit risk and comparable quality;

      -- corporate obligations maturing in 397 days or less which at the date of investment are rated within the two highest rating categories by any NRSRO (such as "Aa" or higher by Moody's or "AA" or higher by Standard & Poor's);

      -- short-term obligations issued by state and local governmental issuers;

      -- securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and

      -- repurchase agreements with respect to any of the foregoing obligations.

     Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the Money Market Trust and the note issuer. MFC Global (U.S.A.) monitors the creditworthiness of the note issuer and its earning power and cash flow. MFC Global (U.S.A.) will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

     All of the Money Market Trust's investments will mature in 397 days or less and the portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less. By limiting the maturity of their investments, the Money Market Trust seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. In addition, the Money Market Trust invests only in securities which the Trust's Board of Trustees determine to present minimal credit risks and which at the time of purchase are "eligible securities" as defined by Rule 2a-7 under the Investment Company Act of

1940, as amended (the "1940 Act"). The Money Market Trust also intends to maintain, to the extent practicable, a constant per share net asset value of $10.00. There is no assurance that the portfolio will be able to do so.

     The Money Market Trust may invest up to 20% of its assets in any of the U.S. dollar denominated foreign securities described above. The Money Market Trust is authorized to enter into mortgage dollar rolls or warrants.

Use of Hedging and Other Strategic Transactions

     The Money Market Trust is not authorized to use any of the various investment strategies referred to under "Hedging and Other Strategic Transactions."

Principal Risks of Investing in this Portfolio

      -- An investment in the Money Market Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Trust seeks to preserve the value of a shareholder's investment at $10.00 per share, it is possible to lose money by investing in this portfolio. For example, the portfolio could lose money if a security purchased by the portfolio is downgraded and the portfolio must sell the security at less than the cost of the security.

      -- The portfolio may invest up to 20% of its assets in U.S. dollar denominated foreign securities which increases the risk of investing in the portfolio as described below under "Risks of Investing in Certain Types of Securities." Since the portfolio only invests in U.S. dollar denominated securities, it will not be subject to the exchange rate risks described in this section.

MONEY MARKET TRUST

Performance(A)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 1.52% (for the quarter ended 12/2000) and the lowest return was 0.11% (for the quarter ended 3/2004).


--------------------------------------------------------------------------------

         5.1%       5.2%       5.1%       4.6%       5.9%       3.6%       1.2%       0.6%       0.8%       2.7%
         1996       1997       1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One    Five     Ten    Date First
                                                          Year    Years   Years   Available
 Money Market Trust
   Series I                                               2.66%   1.76%   3.44%   06/18/1985
   Series II(A)                                           2.46%   1.60%   3.36%   01/28/2002
 Citigroup 3mth Treasury Bill Index                       3.00%   2.21%   3.72%

(A) Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

REAL RETURN BOND TRUST

SUBADVISER:  Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE:  To seek maximum real return, consistent with preservation of real capital and prudent investment management

INVESTMENT STRATEGIES: The portfolio seeks to achieve its objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

     Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

     Portfolio Duration of Fund. The average portfolio duration of this fund normally varies within two years (plus or minus) of the duration of the Lehman Global Real: U.S. TIPS Index.

     Credit Quality. The portfolio invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

     Foreign Securities. The portfolio may also invest up to [30%] of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

     Fixed Income Securities. The types of fixed income securities in which the portfolio may invest include the following securities which unless otherwise noted may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

     - securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

     - corporate debt securities, including convertible securities and corporate commercial paper;

     -  mortgage-backed and other asset-backed securities;

     -  inflation-indexed bonds issued by both governments and corporations;

     -  structured notes, including hybrid or "indexed" securities,

     -  event-linked bonds;

     -  loan participations;

     -  delayed funding loan and revolving credit facilities;

     - bank certificates of deposit, fixed time deposits and bankers' acceptances;

     - debt securities issued by states or local governments and their agencies, authorities and other instrumentalities;

     -  repurchase agreements and reverse repurchase agreements;

     - obligations of foreign governments or their subdivisions, agencies and instrumentalities; and

     -  obligations of international agencies or supranational entities.

     Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

     The portfolio may also invest in baskets of foreign currencies (such as the euro), direct currency, and the U.S. dollar.

     Securities Lending. The portfolio may also lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

     Nondiversified Status. The portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified portfolio.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions" including:

      -- Purchasing and selling options on domestic and foreign securities, securities indexes and currencies,

      --   Purchasing and selling futures and options on futures,

      --   Purchasing and selling currency or securities on a forward basis, and

      -- Entering into interest rate, index, equity, total return, currency and credit default swap agreements.

     More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

     The portfolio may make short sales of a security including short sales "against the box."

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Fixed Income Securities Risk                 --  Derivatives Risk
         --  Foreign Securities Risk                      --  Issuer Risk
         --  Non-Diversified Portfolios Risk              --  Active Management Risk
         --  Lower Rated Fixed Income Securities Risk     --  High Portfolio Turnover Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions.

Performance(A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 5.80% (for the quarter ended 3/2004) and the lowest return was -3.02% (for the quarter ended 6/2004).


--------------------------------------------------------------------------------

         9.1%       1.4%
         2004       2005

--------------------------------------------------------------------------------


                                                            One      Life of    Date First
                                                           Year     Portfolio   Available
 Real Return Bond Trust
 Series I                                                   1.44%     5.75%     05/05/2003
 Series II                                                  1.21%     5.51%     05/05/2003
 Series NAV(B)                                              1.44%     5.76%     02/28/2005
 Lehman Brothers Global Real US TIPS Index(A)               2.77%     6.32%

(A)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since the information for this index is only provided as of a month end.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

SUBADVISER AND PORTFOLIO MANAGERS

     PIMCO, located at 840 Newport Center Drive, Newport Beach, California 92660 serves as subadviser to the Trust portfolios listed above. PIMCO is an investment counseling firm founded in 1971. Pacific Investment Management Company LLC ("PIMCO"), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P., ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz AG is a European-based, multinational insurance and financial services holding company.

     The Portfolio Manager is:

      -- John B. Brynjolfsson, CFA, managing director, portfolio manager, joined PIMCO in 1989. Prior to joining PIMCO, he was associated with Charles River Associates and JP Morgan Securities. Mr. Brynjolfsson has eighteen years of investment experience and is co-author of Inflation-Protection Bonds and co-editor of The Handbook of Inflation-Indexed Bonds. He holds a bachelor's degree in physics and mathematics from Columbia College and an MBA from the MIT Sloan School of Management.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

STRATEGIC BOND TRUST

SUBADVISER:  Western Asset Management Company ("Western Asset")

INVESTMENT OBJECTIVE:  To seek a high level of total return consistent with preservation of capital.

INVESTMENT STRATEGIES: The portfolio invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities.

     The portfolio's assets may be allocated among the following five sectors of the fixed income market listed below:

     (a) U.S. government obligations,

     (b) investment grade domestic corporate fixed income securities,

     (c) below investment grade or non-investment grade high yield corporate fixed income securities,

     (d) mortgage-backed and asset-backed securities and

     (e) investment grade and below investment grade or non-investment grade high yield international fixed income securities.

     The portfolio invests in fixed income securities across a range of credit qualities and may invest a substantial portion of its assets in obligations rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality as determined by the subadviser. Below investment grade securities are commonly referred to as "junk bonds".

     The subadviser will determine the amount of assets to be allocated to each type of security based on its assessment of the maximum level of total return that can be achieved from a portfolio which is invested in these securities without incurring undue risks to principal value. The allocation decisions are based on the subadviser's analysis of current economic and market conditions and the relative risks and opportunities presented in these markets.

     In making this determination, the subadviser relies in part on quantitative analytical techniques that measure relative risks and opportunities of each type of security. The subadviser also relies on its own assessment of economic and market conditions both on a global and local (country) basis. The subadviser considers economic factors including current and projected levels of growth and inflation, balance of payment status and monetary policy. The allocation of assets to international debt securities is further influenced by current and expected currency relationships and political and sovereign factors. The portfolio's assets may not always be allocated to the highest yielding securities if the subadviser believes that such investments would impair the portfolio's ability to preserve shareholder capital. The subadviser will continuously review this allocation of assets and make such adjustments as it deems appropriate. The portfolio does not plan to establish a minimum or a maximum percentage of the assets which it will invest in any particular type of fixed income security.

     The types and characteristics of the U.S. government obligations, mortgage-backed and asset-backed securities, investment grade corporate fixed income securities and investment grade international fixed income securities purchased by the Strategic Bond Trust are set forth in the discussion of investment objectives and policies for the Investment Quality Bond, U.S. Government Securities and Global Bond Trusts, and in the section entitled "Other Instruments" in the Statement of Additional Information. The types and characteristics of the money market securities purchased by the portfolio are set forth in the discussion of investment objectives of the Money Market Trust. Potential investors should review these other discussions in considering an investment in shares of the Strategic Bond Trust. The Strategic Bond Trust may invest without limitation in high yield domestic and foreign fixed income securities and up to 100% of the Strategic Bond Trust's assets may be invested in foreign securities. The subadviser has discretion to select the range of maturities of the various fixed income securities in which the portfolio invests. Such maturities may vary substantially from time to time depending on economic and market conditions.

     The high yield sovereign fixed income securities in which the Strategic Bond Trust may invest are U.S. dollar-denominated and non-dollar-denominated fixed income securities issued or guaranteed by governments or governmental entities of developing and emerging countries. The subadviser expects that these countries will consist primarily of those which have issued or have announced plans to issue Brady Bonds, but the portfolio is not limited to investing in the debt of such countries. Brady Bonds are debt securities issued under the framework of the Brady Plan.

     Although the subadviser does not anticipate investing in excess of 75% of the portfolio's assets in domestic and developing country fixed income securities that are rated below investment grade, the portfolio may invest a greater percentage in such securities when, in the opinion of the subadviser, the yield available from such securities outweighs their additional risks. By investing a portion of the portfolio's assets in securities rated below investment grade, as well as through investments in mortgage-backed securities and international debt securities, as described below, the subadviser seeks to provide investors with a higher yield than a high-quality domestic corporate bond fund with less risk than a fund that invests principally in securities rated below investment grade. Certain of the debt securities in which the portfolio may invest may have, or be considered comparable to securities having, the lowest ratings for non-subordinated debt instruments assigned by Moody's or Standard & Poor's (i.e., rated "C" by Moody's or "CCC" or lower by Standard & Poor's).

     In light of the risks associated with investing in high yield corporate and sovereign debt securities, the subadviser considers various factors in evaluating the credit worthiness of an issue. These factors will typically include:

          CORPORATE DEBT SECURITIES                         SOVEREIGN DEBT INSTRUMENTS
------------------------------------------------------------------------------------------------
 --  issuer's financial condition                 --  economic and political conditions within
 --  issuer's sensitivity to economic             the issuer's country
     conditions and trends                        --  issuer's external and overall Debt levels,
 --  issuer's operating history                   and its ability to pay principal and interest
 --  experience and track record of the               when due
     issuer's management                          --  issuer's access to capital markets and
                                                  other sources of funding
                                                  --  issuer's debt service payment history

     The subadviser also reviews the ratings, if any, assigned to a security by any recognized rating agencies, although its judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. The portfolio's ability to achieve its investment objective may be more dependent on the subadviser's credit analysis than would be the case if it invested in higher quality debt securities.

     The portfolio may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

Use of Hedging and Other Strategic Transactions

     The Strategic Bond Trust is currently authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions." With the exception of currency transactions, however, it is not presently anticipated that any of these strategies will be used to a significant degree by the portfolio.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Fixed Income Securities Risk                 --  Derivatives Risk
         --  Lower Rated Fixed Income Securities Risk     --  Issuer Risk
         --  Mortgage-Backed Securities Risk              --  Active Management Risk
         --  Foreign Securities Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     Whether the portfolio achieves its investment objective is significantly dependent on the ability of the subadviser to allocate the portfolio effectively among the different investment categories. If the subadviser does not correctly assess the returns that can be achieved from a particular category of assets, the returns for the portfolio could be volatile and the value of the portfolio may decline.

     Investing in foreign securities increases the risk of investing in the portfolio. However, the ability of the portfolio to spread its investments among the fixed income markets in a number of different countries may reduce the overall level of market risk of the portfolio to the extent it may reduce the portfolio's exposure to a single market.

Performance(A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 5.94% (for the quarter ended 6/2003) and the lowest return was -3.29% (for the quarter ended 9/1998).


--------------------------------------------------------------------------------

        14.7%      11.0%       1.3%       2.2%       7.4%       6.2%       9.0%      13.1%       6.7%       2.7%
         1996       1997       1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                            One      Five      Ten     Date First
                                                           Year      Years    Years    Available
 Strategic Bond Trust
   Series I                                                 2.70%     7.48%    7.34%   02/19/1993
   Series II(B)                                             2.44%     7.32%    7.26%   01/28/2002
   Series NAV(A)                                            2.76%     7.49%    7.35%   02/28/2005
 Lehman Brothers Aggregate Bond Index(A)                    2.43%     5.87%    6.16%

(A)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(B)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

SUBADVISER AND PORTFOLIO MANAGERS

     Western Asset Management Company ("Western Asset") is the subadviser to the Strategic Bond Trust. Western Asset was established in 1971 and now a wholly owned subsidiary of Legg Mason, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Total assets under management by Western Asset were approximately $249.2 billion as of December 31, 2005. The address of Western Asset is 385 East Colorado Boulevard, Pasadena, CA 91101.

     Western Asset Management Company Limited ("WAMCL"), a wholly owned subsidiary of Legg Mason, Inc., acts as sub-subadviser to the portfolio and provides certain advisory services to the portfolio with regarding to currency transactions and investments and in non-dollar denominated debt securities. WAMCL is an investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Total assets under management by WAMCL were approximately $61 billion as of December 31, 2005. The address of WAMCL is 10 Exchange Square, Primrose Street, London, England EC2A-2EN.

     A team of investment professionals at Western Asset, led by Chief Investment Officer S. Kenneth Leech, Deputy Chief Investment Officer Stephen A. Walsh and Portfolio Managers Keith J. Gardner, Michael C. Buchanan and Matthew
C. Duda, manages the portfolio.

     Mr. Leech, Mr. Walsh, Mr. Gardner and Mr. Duda have been employed as portfolio managers for Western Asset for the past five years. Prior to joining Western Asset as a portfolio manager and head of the U.S. High Yield team in 2005, Mr. Buchanan was a Managing Director and head of U.S. Credit Products at Credit Suisse Asset Management from 2003 to 2005. Mr. Buchanan served as Executive Vice President and portfolio manager for Janus Capital Management in 2003. Prior to joining Janus Capital Management, Mr. Buchanan was a Managing Director and head of High Yield Trading at Blackrock Financial Management from 1998 to 2003.

     The portfolio is managed by a team of portfolio managers, sector specialists and other investment professionals. Mr. Leech and Mr. Walsh serve as co-team leaders responsible for day-to-day strategic oversight of the portfolio's investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the portfolio invests. Mr. Gardner, Mr. Buchanan and Mr. Duda are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

STRATEGIC INCOME TRUST

SUBADVISER:  Sovereign Asset Management LLC ("Sovereign")

INVESTMENT OBJECTIVE:  To seek a high level of current income.

INVESTMENT STRATEGIES: The portfolio invests, under normal market conditions, primarily in foreign government and corporate debt securities from developed and emerging markets; U.S. Government and agency securities; and U.S. high yield bonds.

     The portfolio invests, under normal market conditions, primarily in the following types of securities:

      -- foreign government and corporate debt securities from developed and emerging markets;

      --   U.S. Government and agency securities; and

      --   U.S. high yield bonds.

     The portfolios may also invest in preferred stock and other types of debt securities, including domestic corporate debt securities and mortgage-backed securities.

     Although the portfolio invests in securities rates as low as CC/Ca and their unrated equivalents, it generally intends to keep its average credit quality in the investment-grade (AAA to BBB). There is no limit on the portfolio's average maturity.

     In managing the portfolio, the subadviser allocates assets among the three major sectors based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the subadviser may invest up to 100% of the portfolio's assets in any one sector.

     Within each sector, the subadviser looks for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

     The portfolio may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the portfolio may invest up to 10% of net assets in U.S. or foreign stocks.

     The portfolio may trade securities actively, which could increase its transaction costs (thus lowering performance).

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Fixed Income Securities Risk                 --  Derivatives Risk
         --  Lower Rated Fixed Income Securities Risk     --  Issuer Risk
         --  Foreign Securities Risk                      --  Active Management Risk
         --  Equity Securities Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

Performance(A,B)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 1.63% (for the quarter ended 9/2005) and the lowest return was -0.60% (for the quarter ended 3/2005).


--------------------------------------------------------------------------------

         2.1%
         2005

--------------------------------------------------------------------------------


                                                            One      Life of    Date First
                                                           Year     Portfolio   Available
 Strategic Income Trust
   Series I                                                 2.13%     6.62%     05/03/2004
   Series II                                                1.92%     6.45%     05/03/2004
   Series NAV(B)                                            2.19%     6.66%     04/29/2005
 Lehman Brothers Aggregate Bond Index(A)                    2.43%     4.07%

(A)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since the information for this index is only provided as of a month end.

(B)Series NAV shares were first offered April 29, 2005. For periods prior to April 29, 2005, the performance shown reflects the performance of Series I shares. Series I shares have higher expenses than Series NAV shares. Had the performance for periods prior to April 29, 2005 reflected Series NAV expenses, performance would be higher.

SUBADVISERS AND PORTFOLIO MANAGERS

     Sovereign Asset Management LLC ("Sovereign"), a Delaware limited liability company located at 101 Huntington Avenue, Boston, Massachusetts, was founded in 1979 and is a wholly owned subsidiary of John Hancock Financial Services, Inc. ("JHFS"). JHFS is a subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

     The portfolio is managed jointly by the following portfolio managers.

      -- Frederick L. Cavanaugh, Jr. (since May, 2004). Mr. Cavanaugh joined Sovereign in December, 2005 and is a Senior Vice President. Prior to joining Sovereign, Mr. Cavanaugh managed the portfolio as an employee of John Hancock Advisers, LLC ("John Hancock"). He joined John Hancock in 1986, where he was a Senior Vice President.

      -- Daniel S. Janis, III (since May, 2004). Mr. Janis joined Sovereign in December, 2005, and is a Vice President. Prior to joining Sovereign, Mr. Janis managed the portfolio as an employee of John Hancock. He joined John Hancock in 1999, where he was a Vice President.

      -- John F. Iles (since August, 2005). Mr. Iles joined Sovereign in December, 2005, and is a Vice President. Prior to joining Sovereign, Mr. Iles was a Vice President at John Hancock. He joined John Hancock in 1999.

      -- Barry H. Evans, CFA (since January 2006). Mr. Evans joined Sovereign in 2005, and is a Senior Vice President. Mr. Evans is Sovereign's Chief Fixed Income Officer, Chief Operating Officer and a member of the Senior Investment Policy Committee. Prior to joining Sovereign, Mr. Evans was a Senior Vice President and Chief Income Officer of John Hancock. He joined John Hancock in 1986.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

TOTAL RETURN TRUST

SUBADVISER:  Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE:  To seek to realize maximum total return, consistent with preservation of capital and prudent investment management.

INVESTMENT STRATEGIES: The portfolio invests, under normal market conditions, at least 65% of the portfolio's total assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration of the Total Return Trust will normally vary within a three to six year time frame based on PIMCO's forecast for interest rates. (Duration is a measure of the expected life of a fixed income security on a present value basis.)

     The portfolio may invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated "B" or higher by Moody's or Standard & Poor's (or if unrated, determined by PIMCO to be of comparable quality). The portfolio may also invest up to 30% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Portfolio holdings will be concentrated in areas of the bond market (based on quality, sector, coupon or maturity) which PIMCO believes to be relatively undervalued.

     In selecting securities for the portfolio, PIMCO utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the Total Return Trust's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on PIMCO's outlook for the U.S. and foreign economies, the financial markets, and other factors.

     The types of fixed income securities in which the Total Return Trust may invest include the following securities which unless otherwise noted may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

      -- securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

      -- corporate debt securities, including convertible securities and corporate commercial paper;

      --   mortgage-backed and other asset-backed securities;

      --   inflation-indexed bonds issued by both governments and corporations;

      --   structured notes, including hybrid or "indexed" securities;

      --   event-linked bonds;

      --   loan participations;

      --   delayed funding loan and revolving credit facilities;

      -- bank certificates of deposit, fixed time deposits and bankers' acceptances;

      -- debt securities issued by states or local governments and their agencies, authorities and other instrumentalities;

      --   repurchase agreements and reverse repurchase agreements;

      -- obligations of foreign governments or their subdivisions, agencies and instrumentalities; and

      --   obligations of international agencies or supranational entities.

     Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

     The portfolio may also invest in baskets of foreign currencies (such as the euro), direct currency, and the U.S. dollar.

Temporary Defensive Investing

     To meet redemption requests or pending investment of its assets or during unusual market conditions, the Total Return Trust may invest all or a portion of its assets in repurchase agreements, cash and cash equivalents. To the extent the portfolio is in a defensive position, the ability to achieve its investment objective will be limited.

Use of Hedging and Other Strategic Transactions

     The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios'
Investments -- Hedging and Other Strategic Transactions" including:

      -- purchase and sell options on domestic and foreign securities, securities indexes and currencies,

      --   purchase and sell futures and options on futures,

      --   purchase and sell currency or securities on a forward basis,

      -- enter into interest rate, index, equity, total return, currency and credit default swap agreements.

     The Total Return Trust may use the above-mentioned strategies to obtain market exposure to the securities in which the portfolio primarily invests and to hedge currency risk. As a non-fundamental operating policy, PIMCO normally intends to use foreign currency-related strategic transactions in an effort to hedge foreign currency risk with respect to at least 75% of the assets of the portfolio denominated in currencies other than the U.S. dollar. See "Hedging and Other Strategic Transactions" for further information on these investment strategies.

     The Total Return Trust may make short sales of a security including short sales "against the box."

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Fixed Income Securities Risk                 --  Derivatives Risk
         --  Lower Rates Fixed Income Securities Risk     --  Issuer Risk
         --  Foreign Securities Risk                      --  High Portfolio Turnover Risk
         --  Mortgage-Backed and Asset-Backed             --  Active Management Risk
          Securities Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

Performance(A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 6.43% (for the quarter ended 9/2001) and the lowest return was -2.19% (for the quarter ended 6/2004).


--------------------------------------------------------------------------------

        10.9%       8.3%       9.5%       5.0%       5.0%       2.4%
         2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                            One      Five      Life of    Date First
                                                           Year      Years    Portfolio   Available
 Total Return Trust
   Series I                                                 2.40%     6.00%     5.94%     05/01/1999
   Series II(C)                                             2.25%     5.88%     5.84%     01/28/2002
   Series NAV(B)                                            2.49%     6.02%     5.95%     02/28/2005
 Lehman Brothers Aggregate
   Bond Index(A)                                            2.43%     5.87%     6.01%

(A)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of a month end.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

SUBADVISER AND PORTFOLIO MANAGERS

     PIMCO, located at 840 Newport Center Drive, Newport Beach, California 92660 serves as subadviser to the Trust portfolios listed above. PIMCO is an investment counseling firm founded in 1971. Pacific Investment Management Company LLC ("PIMCO"), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P., ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz AG is a European-based, multinational insurance and financial services holding company.

     The Portfolio Manager is:

      -- William H. Gross, CFA, managing director, portfolio manager, and chief investment officer, was a founding partner of PIMCO in 1971. Mr. Gross has thirty-five years of investment experience and is the author of Bill Gross on Investing. Mr. Gross has a bachelor's degree from Duke University and an MBA from the UCLA Graduate School of Business.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

U.S. GOVERNMENT SECURITIES TRUST

SUBADVISER:  Western Asset Management Company ("Western Asset")

INVESTMENT OBJECTIVE:  To obtain a high level of current income consistent with preservation of capital and maintenance of liquidity.

INVESTMENT STRATEGIES: The portfolio invests a substantial portion of its assets in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities and futures contracts. The portfolio may also invest a portion of its assets in the types of securities in which the Investment Quality Bond Trust may invest.

     SaBAM seeks to attain this objective by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and derivative securities including:

      -- mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government and which are the "modified pass-through" type of mortgage-backed security ("GNMA Certificates"). Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;

      -- U.S. Treasury obligations (including repurchase agreements collateralized by U.S. Treasury obligations) (U.S. Treasury obligations are supported by the full faith and credit of the U.S. government);

      -- obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government (including repurchase agreements collateralized by these obligations);

      -- mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association; and

      --   futures contracts or financial instruments and indices.

      -- collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed (i) by the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) by the full faith and credit of the U.S. Government.

     As noted above, the portfolio may invest not only in U.S. government securities that are backed by the full faith and credit of the U.S. government, such as GNMA Certificates and U.S. Treasury obligations, but also in U.S. Government securities that are backed only by their own credit and not the full faith and credit of the U.S. government (such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation).

     The U.S. Government Securities Trust must comply with diversification requirements established pursuant to the Code for investments of separate accounts funding contracts. Under these requirements, the value of the assets of the portfolio are subject to the following restrictions:

      -- no more than 55% of the value of the portfolio's assets may be represented by any one investment;

      -- no more than 70% of the value of the portfolio's assets may be represented by any two investments;

      -- no more than 80% of the value of the portfolio's assets may be represented by any three investments; and

      -- no more than 90% of the value of the portfolio's assets may be represented by any four investments.

     To determine the portfolio's compliance with the requirements above, all securities of the same issuer are treated as a single investment and each U.S. Government agency or instrumentality is treated as a separate issuer. As a result of these requirements, the U.S. Government Securities Trust may not invest more than 55% of the value of its assets in GNMA Certificates or in securities issued or guaranteed by any other single U.S. Government agency or instrumentality.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

Use of Hedging and Other Strategic Transactions

     The U.S. Government Securities Trust is currently authorized to use only certain of the various investment strategies referred to under "Hedging and Other Strategic Transactions." Specifically, the U.S. Government Securities Trust may:

      -- write covered call options and put options on securities and purchase call and put options on securities,

      -- write covered call and put options on securities indices and purchase call and put options on securities indices,

      -- enter into futures contracts on financial instruments and indices, and

      --   write and purchase put and call options on such futures contracts.

Principal Risks of Investing in this Portfolio

      -- While the portfolio invests a substantial portion of its assets in securities which are guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities, the market value of the portfolio could still decline due to interest rate changes. When interest rates decline, the market value of the portion of the portfolio invested at higher yields can be expected to rise. Conversely, when interest rates rise, the market value of a portfolio invested at lower yields can be expected to decline. Fixed-income securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities.

      -- Investing in mortgage backed securities subjects the portfolio to prepayment risk. Prepayment of underlying mortgages results in a loss of anticipated interest payments and all or part of any premium paid for the security. Therefore, the portfolio could make less money than expected or could lose money. Mortgage prepayments generally increase with falling interest rates and decrease with rising interest rates.

      -- The portfolio may invest in derivatives. The risks of investing in derivatives are set forth in the Prospectus under "Hedging and Other Strategic Transactions."

Performance(A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 4.48% (for the quarter ended 9/2001) and the lowest return was -1.54% (for the quarter ended 3/1996).


--------------------------------------------------------------------------------

         3.4%       8.5%       7.5%      -0.2%      10.9%       7.0%       8.0%       1.7%       2.9%       1.6%
         1996       1997       1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                            One      Five        Ten      Date First
                                                           Year      Years      Years     Available
 U.S. Government Securities Trust
   Series I                                                 1.58%     4.21%     5.06%     03/18/1988
   Series II(C)                                             1.45%     4.10%     5.01%     01/28/2002
   Series NAV(B)                                            1.60%     4.21%     5.06%     02/28/2005
 Citigroup 1-10 Year Treasury Index                         1.57%     4.54%     5.35%

(A)Effective December 13, 1991, the portfolio changed its subadviser and its investment objective. Performance reflects results prior to these changes.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

SUBADVISER AND PORTFOLIO MANAGERS

     Western Asset Management Company ("Western Asset"), established in 1971 and now a wholly owned subsidiary of Legg Mason, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Total assets under management by Western Asset were approximately $249.2 billion as of December 31, 2005. The address of Western Asset is 385 East Colorado Boulevard, Pasadena, CA 91101.

     A team of investment professionals at Western Asset, led by Chief Investment Officer S. Kenneth Leech, Deputy Chief Investment Officer Stephen A. Walsh and Portfolio Managers Mark Lindbloom Ron Mass and Fredrick Marci manages the portfolio's assets.

     Messrs. Leech, Walsh and Mass have each served as portfolio managers for Western Asset for over 10 years. Mr. Lindbloom joined Western Asset in 2006. Prior to this, Mr. Lindbloom was a managing director of Salomon Brothers Asset Management Inc and a senior portfolio manager responsible for managing its Mortgage/Corporate Group and was associated with Citigroup Inc. or its predecessor companies since 1986. Prior to joining Western Asset in 2006, Mr. Marki was a director of Salomon Brothers Asset Management Inc and a senior portfolio manager responsible for managing Treasury/Agency portfolios, and was associated with Citigroup Inc. or its predecessor companies since 1991.

     The portfolio is managed by a team of portfolio managers, sector specialists and other investment professionals. Mr. Leech and Mr. Walsh serve as co-team leaders responsible for day-to-day strategic oversight of the portfolio's investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the portfolio invests. Mr. Lindbloom, Mr. Mass and Mr. Marki are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

U.S. HIGH YIELD BOND TRUST

SUBADVISER:  Wells Capital Management, Incorporated ("Wells Capital")

INVESTMENT OBJECTIVE:  To seek total return with a high level of current income

INVESTMENT STRATEGIES: The portfolio invests, under normal market conditions, primarily in below investment-grade debt securities (sometimes referred to as "junk bonds" or high yield securities). The portfolio also invests in corporate debt securities and may buy preferred and other convertible securities and bank loans.

Investment Strategies

     The subadviser actively manages a diversified portfolio of below investment-grade debt securities (often called "junk bonds" or high yield securities). The subadviser does not manage the portfolio to a specific maturity or duration. The subadviser focuses on individual security selection (primarily using a "bottom-up" approach) and seeks to identify high yield securities that appear comparatively undervalued. The subadviser uses its knowledge of various industries to assess the risk/return tradeoff among issues within particular industries, in seeking to identify compelling relative value investments. The subadviser analyzes the issuers' long-term prospects and focus on characteristics such as management, asset coverage, free cash flow generation, liquidity and business risk. The subadvisers' research and analysis highlights industry drivers, competitive position and operating trends with an emphasis on cash flow. The subadviser also talks to management, and consults industry contacts, debt and equity analysts, and rating agencies.

     The subadviser purchases securities for the portfolio when attractive risk/reward ideas are identified and sells securities when either the securities become overvalued or circumstances change in a way that adversely affects this risk/return profile. Rigorous credit analysis of individual issuers is an integral part of the selection process. The subadviser attempts to invest in high yield securities of issuers who the subadviser believes have ample asset coverage for their debt securities in comparison to other high yield security issuers in an effort to minimize default risk and maximize risk-adjusted returns. The strategy is focused on selecting investments that can capture the significant current income and capital appreciation potential of the high yield market while also managing downside risk. The total return sought by the portfolio consists of income earned on the portfolio's investments, together with the appreciation that may result from decreases in interest rates or improving credit fundamentals for a particular industry or issuer.

Permitted Investments

     Under normal circumstances, the subadviser invests:

      -- At least 80% of the portfolio's assets in corporate debt securities that are below investment-grade, including preferred and other convertible securities;

      --   Up to 15% of total assets in any one industry; and

      --   Up to 5% of total assets in any one issuer.

     The subadviser will generally invest in below investment-grade debt securities that are rated at least "Caa" by Moody's or "CCC" by S&P, or that are unrated but deemed by the subadviser to be of comparable quality but may also invest in securities rated below these ratings (or unrated securities of comparable quality). The average credit quality of the portfolio securities is expected to be at least B- as rated by S&P.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Fixed Income Securities Risk                 --  Issuer Risk
         --  Lower Rated Fixed Income Securities Risk     --  Active Management Risk
         --  Derivatives Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     In addition, market timers may target portfolios with significant investments in high yield securities that are infrequently traded. The portfolio may invest significant amounts in such securities. While the Trust will seek to identify and prevent such trading no assurance can be given that the Trust will be successful in doing so.

Performance

     Performance is not provided since the portfolio commenced operations in May, 2005.

SUBADVISER AND PORTFOLIO MANAGERS

     Wells Capital, located at 525 Market St., San Francisco, California, is an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States.

     The portfolio managers are:

      -- Roger Wittlin (since 2005). Mr. Wittlin is the Senior Managing Director of the Sutter High Yield Group and managing director of Sutter Advisors, LLC, an indirect, wholly owned subsidiary of Wells Fargo & Company and a direct subsidiary of Wells Capital. Mr. Wittlin joined Sutter in 2000 after 18 years of capital markets experience with Goldman Sachs, Deutsche Bank and Morgan Stanley.

      -- Phil Susser (since 2005). Mr. Susser joined Sutter Advisors, LLC in September 2001 as an analyst specializing in the telecommunications, REITs, lodging and distressed market sectors and currently serves as a portfolio manager. Prior to joining Sutter Advisors, LLC, Mr. Susser worked at Deutsche Bank Securities Inc. as an associate research analyst.

      -- Chris Lee (since 2005). Mr. Lee joined Sutter Advisors, LLC in September 2002 as an analyst covering the food and beverage, and financial services sectors and currently serves as a portfolio manager. He initially joined Wells Fargo in 2001 as an analyst in the Wells Fargo Structured Finance Group and prior to joining the firm, Mr. Lee worked as an operations manager in the food and beverage industry.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

                                 AMERICAN FUNDS

AMERICAN BLUE CHIP INCOME AND GROWTH TRUST

AMERICAN BOND TRUST

AMERICAN GROWTH-INCOME TRUST

AMERICAN GROWTH TRUST

AMERICAN INTERNATIONAL TRUST

MASTER-FEEDER STRUCTURE

     Each of the American Blue Chip Income and Growth Trust, American Bond Trust, American Growth-Income Trust, American Growth Trust and American International Trust operates as a "feeder fund" which means that the portfolio does not buy investment securities directly. Instead, it invests in a "master fund" which in turn purchases investment securities. Each portfolio has the same investment objective and limitations as its master fund. Each master fund is a series of American Funds Insurance Series ("American Funds"). Each portfolio's master fund is listed below:

                 TRUST FEEDER FUND                                 AMERICAN FUND MASTER FUND
American Blue Chip Income and Growth Trust            Blue Chip Income and Growth Fund (Class 2 shares)
American Bond Trust                                   Bond Fund (Class 2 shares)
American Growth-Income Trust                          Growth-Income Fund (Class 2 shares)
American Growth Trust                                 Growth Fund (Class 2 shares)
American International Trust                          International Fund (Class 2 shares)

THE PROSPECTUS FOR THE AMERICAN FUND MASTER FUND IS DELIVERED TOGETHER WITH THIS PROSPECTUS.

     Series I shares of these portfolios are only available for sale to separate accounts that are used to support variable life insurance policies issued by certain insurance companies affiliated with the Adviser.

INVESTMENT OBJECTIVES AND STRATEGIES

     Each portfolio has a stated investment objective which is the same as the objective of the master fund in which it invests. Each master fund pursues this objective through separate investment strategies or policies. There can be no assurance that the portfolio or the master fund will achieve its investment objective. The differences in objectives and policies among the master funds can be expected to affect the return of each portfolio and the degree of market and financial risk to which each portfolio is subject. Additional information about the portfolios' and master funds' investment policies is set forth below under "Additional Information about the Portfolios' Investments -- Additional Investment Policies." The investment objective of each portfolio is nonfundamental (i.e., the objective may be changed without the approval of shareholders).

     More complete descriptions of certain other instruments in which the portfolios may invest are set forth in the Statement of Additional Information.

     Portfolio Turnover. Portfolio changes of the master funds will be made without regard to the length of time particular investments may have been held. Unless otherwise noted in the following descriptions, each master fund anticipates that its annual portfolio turnover rate will not exceed 100%. A high portfolio turnover rate generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the master Fund. The portfolio turnover rate of each master fund may vary from year to year, as well as within a year.

AMERICAN BLUE CHIP INCOME AND GROWTH TRUST

ADVISER TO MASTER FUND:  Capital Research and Management Company ("CRMC")

INVESTMENT OBJECTIVE:  To seek to produce income exceeding the average yield on
                       U.S. stock generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing.

INVESTMENT STRATEGIES: The American Blue Chip Income and Growth Trust invests all of its assets in the master fund, Class 2 shares of the Blue Chip Income and Growth Fund, a series of American Funds Insurance Series. The Blue Chip Income and Growth Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

Temporary Defensive Investing

     The Blue Chip Income and Growth Fund may also hold cash or money market instruments. The size of the funds' cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of a fund's objective in a period of rising market prices; conversely, it would reduce a fund's magnitude of loss in the event of a general downturn and provide liquidity to make additional investments or to meet redemptions.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Issuer Risk
         --  Foreign Securities Risk                      --  Active Management Risk
         --  Derivatives Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

Performance(A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series II shares. During the period shown in the bar chart, the highest quarterly return was 8.33% (for the quarter ended 12/2004) and the lowest return was -1.90% (for the quarter ended 3/2005).


--------------------------------------------------------------------------------

         9.1%       6.7%
         2004       2005

--------------------------------------------------------------------------------


                                                           One     Life of    Date First
                                                          Year    Portfolio   Available
 American Blue Chip Income & Growth Trust
   Series II                                              6.66%    12.08%     05/05/2003
   Series I(A)                                            6.76%    11.90%     07/09/2003
 S&P 500 Index(B)                                         4.91%    14.26%

(A)Series I shares were first offered July 9, 2003. For periods prior to July 9, 2003, the performance shown reflects the performance of Series II shares. Series II shares have higher expenses than Series I shares. Had the performance for periods prior to July 9, 2003 reflected Series I expenses, performance would be higher.

(B)The return for the index under "Life of Portfolio" is calculated for the month end closest to the inception date of the portfolio since information for this index is only provided as of a month end.

AMERICAN BOND TRUST

ADVISER TO MASTER FUND:  Capital Research and Management Company ("CRMC")

INVESTMENT OBJECTIVE:  To seek to maximize current income and preserve capital.

INVESTMENT STRATEGIES: The American Bond Trust invests all of its assets in the master fund, Class 2 shares of the Bond Fund, a series of American Funds Insurance Series. The Bond Fund normally invests at least 80% of its assets in bonds. (This policy is subject to change only upon 60 days' notice to shareholders.) The Bond Fund will invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents) and may invest up to 35% of its assets in bonds that are rated Ba or below by Moody's and BB or below by S&P or that are unrated but determined to be of equivalent quality (so called "junk bonds"). It may invest in bonds of issuers domiciled outside the United States.

Temporary Defensive Investing

     The Bond Fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could negatively affect the fund's investment results in a period of rising market prices; conversely, it would reduce a fund's magnitude of loss in the event of a general downturn and provide liquidity to make additional investments or to meet redemptions.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Fixed Income Securities Risk                 --  Issuer Risk
         --  Lower Rated Fixed Income Securities Risk     --  Active Management Risk
         --  Foreign Securities Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

Performance

     Performance information is not provided since the portfolio commenced operation in October, 2005.

AMERICAN GROWTH-INCOME TRUST

ADVISER TO MASTER FUND:  Capital Research and Management Company ("CRMC")

INVESTMENT OBJECTIVE:  To seek to make the shareholders investment grow and to provide the shareholder with income over time.

INVESTMENT STRATEGIES: The American Growth-Income Trust invests all of its assets in the master fund, Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series. The Growth-Income Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund may invest a portion of its assets in securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 composite Index.

Temporary Defensive Investing

     The Growth-Income Fund may also hold cash or money market instruments. The size of the funds' cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of a fund's objective in a period of rising market prices; conversely, it would reduce a fund's magnitude of loss in the event of a general downturn and provide liquidity to make additional investments or to meet redemptions.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Issuer Risk
         --  Foreign Securities Risk                      --  Active Management Risk
         --  Derivatives Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

Performance(A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series II shares. During the period shown in the bar chart, the highest quarterly return was 8.08% (for the quarter ended 12/2004) and the lowest return was -2.30% (for the quarter ended 3/2005).


--------------------------------------------------------------------------------

         9.8%       5.3%
         2004       2005

--------------------------------------------------------------------------------


                                                            One      Life of    Date First
                                                           Year     Portfolio   Available
 American Growth-Income Trust
   Series II                                                5.29%    11.40%     05/05/2003
   Series I(A)                                              5.44%    11.58%     07/09/2003
 S&P 500 Index(B)                                           4.91%    14.26%

(A)Series I shares were first offered July 9, 2003. For periods prior to July 9, 2003, the performance shown reflects the performance of Series II shares. Series II shares have higher expenses than Series I shares. Had the performance for periods prior to July 9, 2003 reflected Series I expenses, performance would be higher.

(B)The return for the index under "Life of Portfolio" is calculated for the month end closest to the inception date of the portfolio since information for this index is only provided as of a month end.

AMERICAN GROWTH TRUST

ADVISER TO MASTER FUND:  Capital Research and Management Company ("CRMC")

INVESTMENT OBJECTIVE:  To seek to make the shareholders investment grow

INVESTMENT STRATEGIES: The American Growth Trust invests all of its assets in the master fund, Class 2 shares of the Growth Fund, a series of American Funds Insurance Series. The Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The Growth Fund may also invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and Canada and not included in the S&P 500 Composite Index.

Temporary Defensive Investing

     The Growth Fund may also hold cash or money market instruments. The size of the funds' cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of a fund's objective in a period of rising market prices; conversely, it would reduce a fund's magnitude of loss in the event of a general downturn and provide liquidity to make additional investments or to meet redemptions.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Issuer Risk
         --  Foreign Securities Risk                      --  Active Management Risk
         --  Derivatives Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     The Growth Fund may invest in the securities of companies which the subadviser believes are poised for growth. In certain economic, political or market conditions, the price of such securities may fall to a greater extent than a decline in the overall equity markets (e.g., as represented by the Standard and Poor's Composite 500 Index) or such securities may underperform value securities.

Performance(A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series II shares. During the period shown in the bar chart, the highest quarterly return was 10.49% (for the quarter ended 12/2004) and the lowest return was -2.92% (for the quarter ended 9/2004).


--------------------------------------------------------------------------------

        11.9%      15.6%
         2004       2005

--------------------------------------------------------------------------------


                                                           One      Life of    Date First
                                                           Year    Portfolio   Available
 American Growth Trust
   Series II                                              15.59%    15.72%     05/05/2003
   Series I(A)                                            15.78%    15.91%     07/09/2003
 S&P 500 Index(B)                                          4.91%    14.26%

(A)Series I shares were first offered July 9, 2003. For periods prior to July 9, 2003, the performance shown reflects the performance of Series II shares. Series II shares have higher expenses than Series I shares. Had the performance for periods prior to July 9, 2003 reflected Series I expenses, performance would be higher.

(B)The return for the index under "Life of Portfolio" is calculated for the month end closest to the inception date of the portfolio since information for this index is only provided as of a month end.

AMERICAN INTERNATIONAL TRUST

ADVISER TO MASTER FUND:  Capital Research and Management Company ("CRMC")

INVESTMENT OBJECTIVE:  To seek to make the shareholders investment grow

INVESTMENT STRATEGIES: The American International Trust invests all of its assets in the master fund, Class 2 shares of the International Fund, a series of American Funds Insurance Series. The International Fund invests primarily in common stocks of companies located outside the United States.

Temporary Defensive Investing

     The International Fund may also hold cash or money market instruments. The size of the funds' cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of a fund's objective in a period of rising market prices; conversely, it would reduce a fund's magnitude of loss in the event of a general downturn and provide liquidity to make additional investments or to meet redemptions.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Issuer Risk
         --  Foreign Securities Risk                      --  Active Management Risk
         --  Derivatives Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     In addition, market timers may target portfolios with significant investments in foreign securities traded on markets that close before the portfolio determines its net asset value. The portfolio may invest significant amounts in such securities. While the Trust will seek to identify and prevent such trading no assurance can be given that the Trust will be successful in doing so.

Performance(A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series II shares. During the period shown in the bar chart, the highest quarterly return was 12.55% (for the quarter ended 12/2004) and the lowest return was -1.98% (for the quarter ended 6/2004).


--------------------------------------------------------------------------------

        18.7%      20.9%
         2004       2005

--------------------------------------------------------------------------------


                                                           One      Life of    Date First
                                                           Year    Portfolio   Available
 American International Trust
   Series II                                              20.87%    29.64%     05/05/2003
   Series I(A)                                            21.07%    25.28%     07/09/2003
 MSCI EAFE Index(B)                                       14.02%    27.07%

(A)Series I shares were first offered July 9, 2003. For periods prior to July 9, 2003, the performance shown reflects the performance of Series II shares. Series II shares have higher expenses than Series I shares. Had the performance for periods prior to July 9, 2003 reflected Series I expenses, performance would be higher.

(B)The return for the index under "Life of Portfolio" is calculated for the month end closest to the inception date of the portfolio since information for this index is only provided as of a month end.

                          ADDITIONAL INFORMATION ABOUT
   AMERICAN BLUE CHIP INCOME AND GROWTH TRUST, AMERICAN BOND TRUST, AMERICAN
                              GROWTH-INCOME TRUST,
 AMERICAN GROWTH TRUST AND AMERICAN INTERNATIONAL TRUST AND EACH MASTER FUND'S
                                  INVESTMENTS

REPURCHASE AGREEMENTS

Each of the portfolios may enter into repurchase agreements. Information regarding repurchase agreements is set forth under "Additional Information about the Portfolios' Investments -- Repurchase Agreements."

ADDITIONAL INVESTMENT POLICIES

Additional investment policies of the master funds are set forth in the statement of additional information of the master fund which is available upon request.

                             ADVISORY ARRANGEMENTS

     The portfolios do not have an investment adviser.

     Capital Research and Management Company ("CRMC"), an experienced investment management organization founded in 1931, serves as investment adviser to each American Fund master fund and to other mutual funds, including those in The American Funds Group. CRMC, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. CRMC manages the investment portfolio and business affairs of each American Fund master fund.

     The total management fee paid by each master fund, as a percentage of average net assets, for the fiscal year ended December 31, 2005 is as follows:

                            Blue Chip Income and Growth Fund.................    0.41%
                            Bond Fund........................................    0.40%
                            Growth-Income Fund...............................    0.27%
                            Growth Fund......................................    0.32%
                            International Fund...............................    0.52%

     CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by CRMC's investment committee. In addition, CRMC's investment analysts may make investment decisions with respect to a portion of a fund's portfolio.

     The primary individual portfolio counselors for the Blue Chip Income and Growth Fund are:

-------------------------------------------------------------------------------------------------------------
                                                         PRIMARY TITLE WITH
                                                         INVESTMENT ADVISER
PORTFOLIO COUNSELOR FOR THE     PORTFOLIO COUNSELOR      (OR AFFILIATE) AND     PORTFOLIO COUNSELOR'S ROLE IN
SERIES/TITLE (IF APPLICABLE)  EXPERIENCE IN THIS FUND   INVESTMENT EXPERIENCE      MANAGEMENT OF THE FUND
-------------------------------------------------------------------------------------------------------------
James K. Dunton               5 years (since the fund   Senior Vice President   An equity portfolio counselor
Vice Chairman of the Board    began operations)         and Director, Capital
                                                        Research and
                                                        Management Company
                                                        Investment
                                                        professional for 44
                                                        years, all with
                                                        Capital Research and
                                                        Management Company or
                                                        affiliate
-------------------------------------------------------------------------------------------------------------
J. Dale Harvey                Less than one year        Vice President,         An equity portfolio counselor
                                                        Capital Research and
                                                        Management Company
                                                        Investment
                                                        professional for 16
                                                        years in total; 14
                                                        years with Capital
                                                        Research and
                                                        Management Company or
                                                        affiliate
-------------------------------------------------------------------------------------------------------------
C. Ross Sappenfield           5 years (since the fund   Vice President,         An equity portfolio counselor
                              began operations)         Capital Research
                                                        Company
                                                        Investment
                                                        professional for 14
                                                        years, all with
                                                        Capital Research and
                                                        Management Company or
                                                        affiliate
-------------------------------------------------------------------------------------------------------------

     The primary portfolio counselors for the Bond Fund are listed below.

-------------------------------------------------------------------------------------------------------------
                                                         PRIMARY TITLE WITH
                                                         INVESTMENT ADVISER
PORTFOLIO COUNSELOR FOR THE     PORTFOLIO COUNSELOR      (OR AFFILIATE) AND     PORTFOLIO COUNSELOR'S ROLE IN
SERIES/TITLE, IF APPLICABLE)  EXPERIENCE IN THIS FUND   INVESTMENT EXPERIENCE      MANAGEMENT OF THE FUND
-------------------------------------------------------------------------------------------------------------
Abner D. Goldstine,           10 years (since the       Senior Vice President   A fixed-income portfolio
Senior Vice President         fund's inception)         and Director, Capital   counselor
                                                        Research and
                                                        Management Company
                                                        Investment
                                                        professional for 54
                                                        years in total; 39
                                                        years with Capital
                                                        Research and
                                                        Management Company or
                                                        affiliate
-------------------------------------------------------------------------------------------------------------
John H. Smet                  10 years (since the       Senior Vice             A fixed-income portfolio
Senior Vice President         fund's inception)         President, Capital      counselor
                                                        Research and
                                                        Management Company
                                                        Investment
                                                        professional for 24
                                                        years in total; 23
                                                        years with Capital
                                                        Research and
                                                        Management Company or
                                                        affiliate
-------------------------------------------------------------------------------------------------------------
David C. Barclay              8 years                   Senior Vice             A fixed-income portfolio
                                                        President, Capital      counselor
                                                        Research and
                                                        Management Company
                                                        Investment
                                                        professional for 25
                                                        years in total; 18
                                                        years with Capital
                                                        Research and
                                                        Management Company or
                                                        affiliate
-------------------------------------------------------------------------------------------------------------
Mark H. Catzell               1 year                    Senior Vice             A fixed-income portfolio
                                                        President, Capital      counselor
                                                        Research Company
                                                        Investment
                                                        professional for 28
                                                        years in total; 18
                                                        years with Capital
                                                        Research and
                                                        Management Company or
                                                        affiliate
-------------------------------------------------------------------------------------------------------------

     The primary individual portfolio counselors for the Growth-Income Fund:

-------------------------------------------------------------------------------------------------------------
                                                         PRIMARY TITLE WITH
                                                         INVESTMENT ADVISER
PORTFOLIO COUNSELOR FOR THE     PORTFOLIO COUNSELOR      (OR AFFILIATE) AND     PORTFOLIO COUNSELOR'S ROLE IN
SERIES/TITLE (IF APPLICABLE)  EXPERIENCE IN THIS FUND   INVESTMENT EXPERIENCE      MANAGEMENT OF THE FUND
-------------------------------------------------------------------------------------------------------------
James K. Dunton               23 years (since the       Senior Vice President   An equity portfolio counselor
Vice Chairman of the Board    fund began operations)    and Director, Capital
                                                        Research and
                                                        Management Company
                                                        Investment
                                                        professional for 44
                                                        years, all with
                                                        Capital Research and
                                                        Management Company or
                                                        affiliate
-------------------------------------------------------------------------------------------------------------
Donald O. O'Neal              Less than one year        Senior Vice             An equity portfolio counselor
President and Trustee                                   President, Capital
                                                        Research and
                                                        Management Company
                                                        Investment
                                                        professional for 20
                                                        years, all with
                                                        Capital Research and
                                                        Management Company or
                                                        affiliate
-------------------------------------------------------------------------------------------------------------
Claudia P. Huntington         12 years (plus 5 years    Senior Vice             An equity portfolio counselor
Vice President                prior experience as a     President, Capital
                              research professional     Research and
                              for the fund)             Management Company
                                                        Investment
                                                        professional for 33
                                                        years in total; 31
                                                        years with Capital
                                                        Research and
                                                        Management Company or
                                                        affiliate
-------------------------------------------------------------------------------------------------------------
Robert G. O'Donnell           16 years (plus 1 year     Senior Vice President   An equity portfolio counselor
                              prior experience as a     and Director, Capital
                              research professional     Research and
                              for the fund)             Management Company
                                                        Investment
                                                        professional for 34
                                                        years in total; 31
                                                        years with Capital
                                                        Research and
                                                        Management Company or
                                                        affiliate
-------------------------------------------------------------------------------------------------------------
C. Ross Sappenfield           7 years                   Vice President,         An equity portfolio counselor
                                                        Capital Research
                                                        Company
                                                        Investment
                                                        professional for 14
                                                        years, all with
                                                        Capital Research and
                                                        Management Company or
                                                        affiliate
-------------------------------------------------------------------------------------------------------------

     The primary individual portfolio counselors for the Growth Fund are:

-------------------------------------------------------------------------------------------------------------
                                                         PRIMARY TITLE WITH
                                                         INVESTMENT ADVISER
PORTFOLIO COUNSELOR FOR THE     PORTFOLIO COUNSELOR      (OR AFFILIATE) AND     PORTFOLIO COUNSELOR'S ROLE IN
SERIES/TITLE (IF APPLICABLE)  EXPERIENCE IN THIS FUND   INVESTMENT EXPERIENCE      MANAGEMENT OF THE FUND
-------------------------------------------------------------------------------------------------------------
Donnalisa P. Barnum           3 years                   Senior Vice             An equity portfolio counselor
                                                        President, Capital
                                                        Research Company
                                                        Investment
                                                        professional for 25
                                                        years in total; 19
                                                        years with Capital
                                                        Research and
                                                        Management Company or
                                                        affiliate
-------------------------------------------------------------------------------------------------------------
Gordon Crawford               Growth Fund -- 12 years   Senior Vice President   An equity portfolio counselor
                              (plus 5 years prior       and Director, Capital
                              experience as a           Research and
                              research professional     Management Company
                              for the fund)
                                                        Investment
                                                        professional for 35
                                                        years, all with
                                                        Capital Research and
                                                        Management Company or
                                                        affiliate
-------------------------------------------------------------------------------------------------------------
J. Blair Frank                6 years (plus 3 years     Vice President,         An equity portfolio counselor
                              prior experience as a     Capital Research
                              research professional     Company
                              for the fund)
                                                        Investment
                                                        professional for 13
                                                        years in total; 12
                                                        years with Capital
                                                        Research and
                                                        Management Company or
                                                        affiliate
-------------------------------------------------------------------------------------------------------------
Michael T. Kerr               Less than one year        Vice President,         An equity portfolio counselor
                                                        Capital Research and
                                                        Management Company
                                                        Investment
                                                        professional for 23
                                                        years in total; 21
                                                        years with Capital
                                                        Research and
                                                        Management Company or
                                                        affiliate
-------------------------------------------------------------------------------------------------------------
Ronald B. Morrow              3 years (plus 6 years     Senior Vice             An equity portfolio counselor
                              prior experience as a     President, Capital
                              research professional     Research Company
                              for the fund)
                                                        Investment
                                                        professional for 38
                                                        years in total; 9
                                                        years with Capital
                                                        Research and
                                                        Management Company or
                                                        affiliate
-------------------------------------------------------------------------------------------------------------

     The primary individual portfolio counselors for the International Fund are:

-------------------------------------------------------------------------------------------------------------
                                                         PRIMARY TITLE WITH
                                                         INVESTMENT ADVISER
PORTFOLIO COUNSELOR FOR THE     PORTFOLIO COUNSELOR      (OR AFFILIATE) AND     PORTFOLIO COUNSELOR'S ROLE IN
SERIES/TITLE (IF APPLICABLE)  EXPERIENCE IN THIS FUND   INVESTMENT EXPERIENCE      MANAGEMENT OF THE FUND
-------------------------------------------------------------------------------------------------------------
Robert W. Lovelace            12 years                  Chairman, Capital       A non-U.S. equity portfolio
Vice President                                          Research Company        counselor
                                                        Investment
                                                        professional for 21
                                                        years, all with
                                                        Capital Research and
                                                        Management Company or
                                                        affiliate
-------------------------------------------------------------------------------------------------------------
Alwyn Heong                   10 years                  Senior Vice             A non-U.S. equity portfolio
                                                        President, Capital      counselor
                                                        Research Company
                                                        Investment
                                                        professional for 17
                                                        years in total; 14
                                                        years with Capital
                                                        Research and
                                                        Management Company or
                                                        affiliate
-------------------------------------------------------------------------------------------------------------
Sung Lee                      Less than one year        Executive Vice          A non-U.S. equity portfolio
                                                        President, Capital      counselor
                                                        Research Company
                                                        Investment
                                                        professional for 14
                                                        years, all with
                                                        Capital Research and
                                                        Management Company or
                                                        affiliate
-------------------------------------------------------------------------------------------------------------

     Additional information regarding the portfolio managers' compensation, holdings in other accounts, and ownership of securities in The American Funds Insurance Series can be found in the Statement of Additional Information.

                              GENERAL INFORMATION

MASTER-FEEDER STRUCTURE

Each master fund may have other shareholders, each of whom will pay their proportionate share of the master fund's expenses. Each of the American Blue Chip Income and Growth Trust, American Bond Trust, American Growth-Income Trust, American Growth Trust and American International Trust has the right to switch master funds or decide to manage its assets directly at any time the Trust Board of Trustees decides it is in the best interest of a portfolio to do so.

                                  HYBRID FUNDS

GLOBAL ALLOCATION TRUST

SUBADVISER:  UBS Global Asset Management (Americas) Inc. ("UBS")

INVESTMENT OBJECTIVE:  To seek total return, consisting of long-term capital appreciation and current income.

INVESTMENT STRATEGIES: The portfolio invests in equity and fixed income securities of issuers located within and outside the U.S. Under normal circumstances, the portfolio will allocate its assets between fixed income securities and equity securities.

     Investments in fixed income securities may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations, mortgage-backed securities and asset-backed securities. Investment in equity securities may include common stock and preferred stock. The portfolio may invest in certain issuers by investing in other open-end investment companies, including investment companies advised by the subadviser, to the extent permitted by applicable law. In addition, the portfolio attempts to generate positive returns through sophisticated currency management techniques. These decisions are integrated with analysis of global market and economic conditions. The portfolio may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

     The portfolio is a multi-asset portfolio and invests in each of the major asset classes: U.S. fixed income, U.S. equities, international fixed income and international equities, based upon the subadviser's assessment of prevailing market conditions in the U.S. and abroad.

     Within the equity portion of the portfolio, the subadviser selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the subadviser's assessment of what a security is worth. The subadviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The subadviser then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

     For each security under analysis, the fundamental value estimate is compared to the company's current market price to ascertain whether a valuation anomaly exists. A stock with a market price below the estimated intrinsic or fundamental value would be considered a candidate for inclusion in the portfolio. The comparison between price and intrinsic or fundamental value allows comparisons across industries and countries.

     In selecting fixed income securities, the subadviser uses an internally developed valuation model that quantifies return expectations for all major bond markets, domestic and foreign. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the subadviser considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. These securities will have an initial maturity of more than one year and will generally be of investment-grade quality and possess a minimum rating of BBB by S&P or Baa by Moody's, or, if unrated, determined to be of comparable quality by the subadviser. These securities will have an initial maturity of more than one year. The portfolio may invest in both investment grade and high yield (lower-rated) securities.

     The subadviser's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings within a country. The subadviser manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risks.

     The portfolio's risk is carefully monitored with consideration given to the risk generated by individual positions, sector, country and currency views.

     The portfolio may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the portfolio may make substantial temporary defensive investments in cash equivalents, which may affect the portfolio's ability to pursue its investment objective. The subadviser actively manages the portfolio. As such, increased portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic

Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Derivatives Risk
         --  Fixed Income Securities Risk                 --  Issuer Risk
         --  Foreign Securities Risk                      --  Active Management Risk
         (including Emerging Markets Risk)                --  IPOs
         --  Exchange Traded Funds

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions.

     The subadviser allocates the portfolio's assets among several asset categories. The risks associated with asset allocation include the risk that the portfolio may allocate assets to an asset category that underperforms other asset categories. For example, the portfolio may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

Performance (A, B, C, D, E)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 14.38% (for the quarter ended 6/2003) and the lowest return was -17.65% (for the quarter ended 9/2002).


--------------------------------------------------------------------------------

        -13.4%     -23.2%     26.4%      12.7%       6.2%
         2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One    Five     Life of    Date First
                                                          Year    Years   Portfolio   Available
 Global Allocation Trust
   Series I                                               6.20%   0.14%    -0.45%     05/01/2000
   Series II(D)                                           5.93%   0.03%    -0.55%     01/28/2002
   Series NAV(C)                                          6.30%   0.23%    -0.37%     02/28/2005
 Global Securities Markets Index(A, B)                    7.09%   5.35%     3.89%
 S&P 500 Index(A)                                         4.91%   0.54%    -1.06%

(A)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for this index is only provided as of a month end.
(B)The Global Securities Markets Index is an unmanaged index compiled by UBS Global Asset Management. It is currently constructed as follows: 40% Russell 3000 Index, 22% MSCI World ex-USA (free) Index, 21% Citigroup Broad Investment Grade (BIG) Bond Index, 9% Citigroup World Government Bond non-US Index, 3% Merrill Lynch High Yield Cash Pay Index, 3% MSCI Emerging Free Markets Index and 2% J.P. Morgan EMBI Global Index.
(C)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.
(D)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
(E)Current subadvisors assignment became effective May 1, 2003.

SUBADVISER AND PORTFOLIO MANAGERS

     UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, Illinois, 60606, is an indirect wholly owned asset management subsidiary of UBS AG and a member of the UBS Global Asset Management Division.

UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.

     Brian D. Singer is the lead portfolio manager for the Global Allocation Trust. Mr. Singer has access to certain members of the fixed-income and equities investment management teams, each of whom is allocated a specified portion of the portfolio over which he or she has independent responsibility for research, security selection, and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in which the portfolio invests. Mr. Singer, as lead portfolio manager and coordinator for management of the portfolio, has responsibility for allocating the portfolio among the various managers and analysts, occasionally implementing trades on behalf of analysts on the team and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment objectives and strategies. Information about Mr. Singer is provided below.

     Brian D. Singer is the Chief Investment Officer, Americas, at UBS Global Asset Management. Mr. Singer has been a Managing Director of UBS Global Asset Management since 1990.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

INCOME & VALUE TRUST

SUBADVISER:  Capital Guardian Trust Company ("CGTC")

INVESTMENT OBJECTIVE:  To seek the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income.

INVESTMENT STRATEGIES: The portfolio invests its assets in both equity and fixed income securities. CGTC has full discretion to determine the allocation of assets between equity and fixed income securities. Generally, between 25% and 75% of the portfolio's assets will be invested in fixed income securities unless CGTC determines that some other proportion would better serve the portfolio's investment objective.

     Fixed Income Securities. At least 80% of the fixed income portion of the portfolio will consist of the following:

      -- securities rated "Baa" or better at the time of purchase by Moody's or "BBB" by Standard & Poor's or deemed by CGTC to be of equivalent investment quality including mortgage-related and asset-backed securities (see "Other Risks of Investing" below for a description of these securities);

      -- non-U.S. dollar fixed income securities (up to 15% of the portfolio's assets including up to 5% in emerging market fixed income securities);

      -- securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

      -- cash or cash equivalents including commercial bank obligations and commercial paper.

     Fixed-income securities may include ADRs, Yankee Bonds and Eurodollar instruments which are U.S. dollar denominated and non-U.S. dollar fixed income securities subject to the limits set forth above.

     Equity Securities. Equity securities shall be traded on national securities exchanges, NASDAQ or in other national OTC markets and may include ADRs and other U.S. registered securities of foreign issuers which are denominated in U.S. dollars.

Temporary Defensive Investing

     To meet redemption requests or pending investment of its assets or during unusual market conditions, the Income & Value Trust may invest all or a portion of its assets in fixed income securities, cash and cash equivalents. To the extent the portfolio is in a defensive position, the ability to achieve its investment objective will be limited.

Use of Hedging and Other Strategic Transactions

     The Income & Value Trust is currently authorized to use all of the investment strategies referred to under "Hedging and Other Strategic Transactions." However, it is not presently contemplated that any of these strategies will be used to a significant degree by the portfolio.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Mortgage- and Asset-Backed Securities Risk
         --  Fixed Income Securities Risk                 --  Derivatives Risk
         --  Lower Rated Fixed Income Securities Risk     --  Issuer Risk
         --  Foreign Securities Risk                      --  Active Management Risk
         (including Emerging Markets Risk)

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

Performance (A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 13.68% (for the quarter ended 6/2003) and the lowest return was -13.70% (for the quarter ended 9/2002).


--------------------------------------------------------------------------------

        10.0%      15.9%      15.3%       8.5%       4.9%       1.0%      -15.9%     26.5%       7.6%       5.2%
         1996       1997       1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One    Five     Ten    Date First
                                                          Year    Years   Years   Available
 Income & Value Trust
   Series I                                               5.22%   3.99%   7.36%   08/03/1989
   Series II(D)                                           4.98%   3.85%   7.28%   01/28/2002
   Series NAV(C)                                          5.22%   3.99%   7.36%   04/29/2005
 Combined Index(B)                                        4.06%   3.01%   6.32%
 Citigroup BIG Index                                      2.57%   5.93%   6.19%
 S&P 500 Index                                            4.91%   0.54%   9.07%

(A)Effective May 1, 1999, the portfolio changed its subadviser and its investment objective. Performance reflects results prior to these changes.
(B)The Combined Index represents 32.5% of the return of the Dow Jones Wilshire 5000 Index, 10% of the MSCI EAFE Index, 40% of the Lehman Brothers Aggregate Bond Index, 10% of the 90 Day T-Bill, and 7.5% of the Merrill Lynch High Yield Index through April 30, 1999, and 60% of the return of the S&P 500 Index and 40% of the return of the Citigroup Broad Investment Grade Bond Index from May 1, 1999 and thereafter.
(C)NAV shares were first offered April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.
(D)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

SUBADVISER AND PORTFOLIO MANAGERS

     CGTC is located at 333 South Hope Street, Los Angeles, California 90071. CGTC is a wholly-owned subsidiary of Capital Group International, Inc. which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc. CGTC has been providing investment management services since 1968.

     Capital Guardian Trust Company ("CGTC") uses a multiple portfolio manager system in managing the fund's assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. Each manager's role is to decide how their respective segment will be invested by selecting securities within the limits provided by the fund's objectives and policies. CGTC's investment committee oversees this process. In addition, CGTC's investment analysts also may make investment decisions with respect to a portion of a fund's portfolio. Certain portfolio managers may also have investment analyst responsibilities with respect to specific research coverage.

-----------------------------------------------------------------------------------------------
PORTFOLIO MANAGER               LENGTH OF SERVICE WITH CGTC        BUSINESS EXPERIENCE DURING
TITLE, COMPANY AFFILIATION      OR AN AFFILIATE                         THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------
Terry Berkemeier                14 years                         Portfolio Manager selecting
Vice President, CGTC                                             equity securities
-----------------------------------------------------------------------------------------------
Christine Cronin                9 years                          Portfolio Manager selecting
Vice President of Capital                                        fixed income securities
Research Company, an affiliate
of CGTC
-----------------------------------------------------------------------------------------------
Michael R. Ericksen             19 years                         Portfolio Manager selecting
Director and Senior Vice                                         equity securities
President, CGTC
-----------------------------------------------------------------------------------------------
David I. Fisher                 36 years                         Portfolio Manager selecting
Chairman of the Board, CGTC                                      equity securities
-----------------------------------------------------------------------------------------------
Michael D. Locke                10 years                         Portfolio Manager selecting
Vice President of Capital                                        fixed income securities
Research Company, an affiliate
of CGTC
-----------------------------------------------------------------------------------------------
Karen A. Miller                 15 years                         Portfolio Manager selecting
Director and Senior Vice                                         equity securities
President CGTC
-----------------------------------------------------------------------------------------------
James R. Mulally                26 years                         Portfolio Manager selecting
Director and Senior Vice                                         fixed income securities
President, CGTC
-----------------------------------------------------------------------------------------------
Wesley K.-S. Phoa               7 years                          Fixed-Income Quantitative
Vice President, CGTC                                             Analyst, Investment Analyst
                                                                 covering U.S. Government Bonds
-----------------------------------------------------------------------------------------------
Theodore R. Samuels             24 years                         Portfolio Manager selecting
Director and Senior Vice                                         equity securities
President, CGTC
-----------------------------------------------------------------------------------------------
Eugene P. Stein Vice Chairman,  33 years                         Portfolio Manager selecting
CGTC                                                             equity securities
-----------------------------------------------------------------------------------------------
Alan J. Wilson                  14 years                         Portfolio Manager selecting
Director and Senior Vice                                         equity securities
President, CGTC
-----------------------------------------------------------------------------------------------

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

                                SPECIALTY FUNDS

FINANCIAL SERVICES TRUST

SUBADVISER:  Davis Selected Advisers, L.P. ("Davis")

INVESTMENT OBJECTIVE:  To seek growth of capital.

INVESTMENT STRATEGIES: The portfolio invests primarily in common stocks of financial services companies. During normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.

     Companies in the financial services industry include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services. The portfolio may also invest in other equity securities and in foreign and fixed income securities.

     Davis uses the Davis Investment Discipline in managing the Financial Services Trust's portfolio. Davis conducts extensive research to seek to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. Davis emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

     Davis has developed a list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, Davis seeks to invest in companies that demonstrate a majority, or an approximate mix of these characteristics, although there is no guarantee that it will be successful in doing so.

      --   Proven track record

      --   Significant personal ownership in business

      --   Strong balance sheet

      --   Low cost structure

      --   High after-tax returns on capital

      --   High quality of earnings

      --   Non-obsolescent products/services

      --   Dominant or growing market share

      --   Participation in a growing market

      --   Global presence and brand names

     Davis' goal is to invest in companies for the long term. Davis considers selling a company if it believes the stock's market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

     The portfolio may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

Temporary Defensive Investing

     To meet redemption requests or pending investment of its assets or during unusual market conditions, the Financial Services Trust may place any portion of its assets in:

      -- money market instruments (which include commercial paper, certificates of deposit, bankers' acceptances and other obligations of domestic and foreign banks, repurchase agreements, nonconvertible debt securities and short term obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities);

      -- securities of other investment companies (or companies exempted under Section 3(c)(7) of the 1940 Act) that primarily invest in temporary defensive investments, subject to limitations under the 1940 Act.; and

      --   cash.

     When the portfolio is in a defensive position or awaiting investment of its assets, the ability to achieve its investment objective will be limited.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Fixed Income Securities Risk
         --  Foreign Securities Risk                      --  Derivatives Risk
         --  Non-Diversified Portfolios Risk              --  Issuer Risk
         --  Growth Investing Risk                        --  Active Management Risk
         --  Industry or Sector Investing Risk
          (Financial Services)

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     The portfolio concentrates its investments in securities of companies engaged in the financial services industries, a comparatively narrow segment of the economy, and may therefore experience greater volatility than funds investing in a broader range of industries. Moreover, a portfolio which concentrates its investments in a particular sector is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that sector.

Performance(A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 20.96% (for the quarter ended 6/2003) and the lowest return was -15.36% (for the quarter ended 9/2002).


--------------------------------------------------------------------------------

        -17.9%     33.6%      10.4%       9.8%
         2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                          One     Life of    Date First
                                                          Year   Portfolio   Available
                                                          ----   ---------   ----------
 Financial Services Trust Series I                        9.78%    4.66%     04/30/2001
   Series II(B)                                           9.62%    4.51%     01/28/2002
   Series NAV(A)                                          9.78%    4.66%     04/29/2005
 Lipper Financial Services Fund Index(A)                  5.93%    8.02%

(A) NAV shares were first offered April 29, 2005. Performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.
()(B) Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

SUBADVISER AND PORTFOLIO MANAGERS

     Davis was organized in 1969 and serves as the investment adviser for all of the Davis Funds, other mutual funds and other institutional clients. The sole general partner of Davis is Davis Investments, LLC, which is controlled by Christopher C. Davis. Davis is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706.

     The Portfolio Managers are:

      -- Christopher C. Davis (since May, 2001). Mr. Davis, Chairman and Chief Executive Officer of Davis and a director and Chief Executive Officer, president or vice president of each of the Davis Funds, is co-portfolio manager of the Fundamental Value Trust and the Financial Services Trust. He has served as a portfolio manager with Davis since 1995.

      -- Kenneth Charles Feinberg (since May, 2001). Mr. Feinberg is co-portfolio manager of the Fundamental Value Trust and the Financial Services Trust. Since joining Davis in 1994, he has co-managed other equity funds advised by Davis and has also served as a research analyst.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

HEALTH SCIENCES TRUST

SUBADVISER:  T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: The portfolio invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

     While the portfolio may invest in companies of any size, the majority of its assets are expected to be invested in large-and mid-capitalization companies.

     T. Rowe Price's portfolio managers divide the health sciences sector into four main areas: pharmaceuticals, health care services companies, products and devices providers, and biotechnology firms. Their allocation among these four areas will vary depending on the relative potential within each area and the outlook for the overall health sciences sector. While most assets will be invested in U.S. common stocks, the portfolio may purchase other securities, including foreign securities, futures, and options in keeping with its objective.

     In managing the Health Sciences Trust, T. Rowe Price uses a fundamental, bottom-up analysis that seeks to identify high quality companies and the most compelling investment opportunities. In general, the portfolio will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy in general. When stock valuations seem unusually high, however, a "value" approach, which gives preference to seemingly undervalued companies, may be emphasized.

     The Health Sciences Trust may invest up to 35% of its total assets in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

     In pursuing its investment objective, the portfolio's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the portfolio's management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

     The Health Sciences Trust holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

     The portfolio may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Small and Medium Size Companies Risk
         --  Foreign Securities Risk                      --  Derivatives Risk
          (including Emerging Markets Risk)               --  Issuer Risk
         --  Growth Investing Risk                        --  Active Management Risk
         --  Industry or Sector Investing Risk
          (Health Sciences)

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     The portfolio concentrates its investments (invests more than 25% of its total assets) in securities of companies in the health sciences sector, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries. The portfolio may invest a considerable portion of assets in the same business, such as pharmaceuticals, or in related businesses such as hospital management and managed care. Moreover, companies in this segment are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation and the obsolescence of popular products.

Performance(A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 18.13% (for the quarter ended 6/2003) and the lowest return was -15.78% (for the quarter ended 6/2002).


--------------------------------------------------------------------------------

        -27.2%     36.2%      15.3%      12.5%
         2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One      Life of    Date First
                                                           Year    Portfolio   Available
 Health Sciences Trust
   Series I                                               12.50%     7.35%     04/30/2001
   Series II(C)                                           12.28%     7.20%     01/28/2002
   Series NAV(B)                                          12.57%     7.36%     04/29/2005
 Lipper Health/Biotechnology Fund Index(A)                11.48%     6.38%

(A)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.

(B)NAV shares were first offered April 29, 2005. Performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

(D)Since June 1, 2001, a portion of the Health Sciences Trust expenses were reimbursed.

SUBADVISER AND PORTFOLIO MANAGERS

     T. Rowe Price manages the Health Sciences Trust. T. Rowe Price, whose address is 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937 by the late Thomas Rowe Price, Jr. T. Rowe Price Group, Inc., a publicly traded financial services holding company, owns 100% of the stock of T. Rowe Price. As of December 31, 2004, T. Rowe Price and its affiliates managed over $235 billion for over eight million individual and institutional investor accounts.

     The portfolio is managed by an investment advisory committee chaired by:

      -- Kris H. Jenner, M.D., D. Phil (since May, 2001). Dr. Jenner, who joined T. Rowe Price in 1997, is a Vice-President of T. Rowe Price and has been managing investments since 1998. From 1995-1997 he was a post-doctoral fellow at the Brigham and Women's Hospital, Harvard Medical School.

      -- The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio's investment program.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

NATURAL RESOURCES TRUST

SUBADVISER:  Wellington Management Company, LLP ("Wellington Management")

INVESTMENT OBJECTIVE:  To seek long-term total return.

INVESTMENT STRATEGIES: The portfolio invests, under normal market conditions, primarily in equity and equity-related securities of natural resource-related companies worldwide.

     Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide. Natural resource-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies. The portfolio seeks to invest in companies that are expected to benefit from rising demand for natural resources and natural resource-based products and services. The portfolio invests in four major areas:
1) energy, 2) metals and mining, 3) forest products and 4) other natural resource-based companies which are described below.

     Energy. The energy sector includes companies engaged in exploration, extraction, servicing, processing, distribution and transportation of oil, natural gas and other energy sources.

     Metals and Mining. The metals and mining sector includes companies engaged in exploration, mining, processing, fabrication, marketing or distribution of precious and non-precious metals and minerals.

     Forest Products. The forest products sector includes timber, pulp and paper product companies.

     Other Natural Resources-Based Companies. The other natural resources area consists of companies engaged in producing, processing and distributing agricultural products, fertilizer, and miscellaneous raw materials.

     The portfolio's "normal" allocation across the natural resources sub-sectors is approximately:

      --   60% -- Energy and energy related

      --   30% -- Metals and mining

      -- 10% -- Forest products, miscellaneous commodities companies, and non-ferrous metals.

     The "normal" sub-sector allocation reflects Wellington Management's view on availability and relative attractiveness of investment opportunities within the natural resources sector. The portfolio's sector allocation might differ significantly from this "normal" allocation at any specific point in time.

     Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Under normal market conditions the portfolio is fully invested.

     Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management's analysis is understanding the economic and political dynamics of each of these countries. The portfolio may invest without limitation in foreign securities. The portfolio utilizes currency hedging to protect the value of the portfolio's assets when Wellington Management deems it advisable to do so.

     Wellington Management utilizes fundamental research to identify companies with the best growth prospects and relative values. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the portfolio on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

     Benchmark. The custom natural resources benchmark will consist of: 60% MSCI World Energy Sources and Equipment & Services, 30% MSCI World Metals and Mining and 10% MSCI World Forest Products & Paper.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

 --  Equity Securities Risk                      --  Derivatives Risk
 --  Foreign Securities Risk                     --  Issuer Risk
 --  Non-Diversified Portfolios Risk             --  Active Management Risk
 --  Industry or Sector Investing Risk
 (Natural Resources)

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     The portfolio invests in natural resource related companies which involves special risks. For example, these companies may be affected by international political and economic developments, energy conservation, success of exploration projects, tax and other government regulations.

Performance(A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 25.72% (for the quarter ended 9/2005) and the lowest return was -0.85% (for the quarter ended 12/2005).


--------------------------------------------------------------------------------

        24.3%      46.8%
         2004       2005

--------------------------------------------------------------------------------


                                                           One      Life of    Date First
                                                           Year    Portfolio   Available
 Natural Resources Trust
   Series I                                               46.77%    43.84%     05/01/2003
   Series II                                              46.42%    43.53%     05/01/2003
   Series NAV(B)                                          46.88%    43.88%     02/28/2005
 Lipper Natural Resources Fund Index(A)                   46.41%    41.34%
 Combined Index(A, C)                                     27.74%    35.08%

(A)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since the information for this index is only provided as of a month end.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(C)The Combined Index is comprised of 60% MSCI World Energy Index, 30% MSCI World Metals & Mining Index, and 10% MSCI World Paper & Forest Products Index.

SUBADVISER AND PORTFOLIO MANAGERS

     Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm with its principal business offices located at 75 State Street, Boston, Massachusetts 02109. Wellington Management and its predecessor organizations have provided investment services to investment companies, employee benefit plans, endowments, foundations and other institutions since 1928.

     The following people are primarily responsible for management of the Natural Resources Trust:

      -- James A. Bevilacqua, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as Portfolio Manager of the Natural Resources Trust since its inception in May, 2003. Mr. Bevilacqua joined Wellington Management as an investment professional in 1994.

      -- Karl E. Bandtel, Senior Vice President and Equity Portfolio Manager of Wellington Management, joined the firm as an investment professional in 1990. Mr. Bandtel has been involved in the portfolio management and securities analysis for the Trust since its inception in May, 2003.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

REAL ESTATE SECURITIES TRUST

SUBADVISER:  Deutsche Asset Management, Inc ("DeAM")

INVESTMENT OBJECTIVE:  To seek to achieve a combination of long-term capital appreciation and current income.

INVESTMENT STRATEGIES: The portfolio invests, under normal market conditions, at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITS") and real estate companies. Equity securities include common stock preferred stock and securities convertible into common stock.

     While DeAM is the Subadviser of the portfolio, the day-to-day activities of managing the portfolio have been delegated to RREEF America L.L.C., an investment management affiliate of DeAM ("DeAM RREEF").

     A company is considered to be a real estate company if, in the opinion of DeAM RREEF, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the portfolio are attributed to the ownership, construction, management or sale of real estate.

     DeAM RREEF looks for real estate securities it believes will provide superior returns to the portfolio, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

     To find these issuers, DeAM RREEF tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the portfolio may invest. Its analysis also includes the companies' management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers DeAM RREEF believes will be the most profitable to the portfolio. DeAM RREEF also considers the effect of the real estate securities markets in general when making investment decisions. DeAM RREEF does not attempt to time the market.

     Description of REITs. A REIT invest primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

     Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

     If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

     The portfolio may realize some short-term gains or losses if DeAM RREEF chooses to sell a security because it believes that one or more of the following is true:

      --   A security is not fulfilling its investment purpose;

      --   A security has reached its optimum valuation; or

      --   A particular company or general economic conditions have changed.

     Based on its recent practices, DeAM RREEF expects that the portfolio's assets will be invested primarily in equity REITs. In changing market conditions, the portfolio may invest in other types of REITs.

     Other Investments. When DeAM RREEF believes that it is prudent, the portfolio may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. (Stock index futures contracts, can help the portfolio's cash assets remain liquid while performing more like stocks.)

     The portfolio may invest up to 10% of its total assets in securities of foreign real estate companies.

Temporary Defensive Investing

     To meet redemption requests or pending investment of its assets or during unusual market conditions, the Real Estate Securities Trust may place all or a portion of its assets in liquid, high grade fixed income securities such as money market instruments, certificates of deposit, commercial paper, short-term corporate debt securities, variable rate demand notes, governments securities and repurchase agreements. To the extent the portfolio is in a defensive position, the ability to achieve its investment objective will be limited.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Derivatives Risk
         --  Foreign Securities Risk                      --  Issuer Risk
         --  Non-Diversified Portfolios Risk              --  Active Management Risk
         --  Real Estate Securities Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

Performance(A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 20.21% (for the quarter ended 12/1996) and the lowest return was -11.04% (for the quarter ended 9/1998).


--------------------------------------------------------------------------------

        34.7%      18.4%      -16.4%     -8.0%      25.7%       3.1%       2.6%      39.1%      32.0%      11.8%
         1996       1997       1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                            One      Five        Ten      Date First
                                                           Year      Years      Years     Available
 Real Estate Securities Trust Series I                     11.85%    16.81%    12.86%     04/30/1987
   Series II(C)                                            11.65%    16.67%    12.79%     01/28/2002
   Series NAV(B)                                           11.94%    16.83%    12.87%     02/28/2005
 Morgan Stanley
   REIT Index(B)                                           12.13%    18.71%    14.35%

(A)On November 25, 2002, the portfolio changed its subadviser. Performance reflects results prior to this change. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance presented for this portfolio is based upon the performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

SUBADVISER AND PORTFOLIO MANAGERS

Deutsche Asset Management, Inc. ("DeAM")

     Deutsche Asset Management, Inc. ("DeAM"), located at 345 Park Avenue, New York, New York 10154, is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. DeAM provides a full range of investment advisory services to retail and institutional clients.

     RREEF America L.L.C., an investment management affiliate of Deutsche Asset Management, Inc. ("DeAM RREEF"), located at The Hancock Building, 875 N. Michigan Ave, 41st Floor, Chicago, IL 60611, is an indirect wholly-owned subsidiary of Deutsche Bank AG. Other entities in the corporate chain of control of which RREEF America L.L.C. is a direct or indirect wholly-owned subsidiary include Deutsche Bank Americas Holding Corp. and Taunus Corporation. DeAM RREEF has provided real estate investment management services to institutional investors since 1975.

      -- John F. Robertson, CFA, Partner of DeAM RREEF and Lead Manager of the portfolio

        - Joined DeAM RREEF in 1997 after 6 years of experience, most recently as an Assistant Vice President for Lincoln Investment Management, Inc., responsible for REIT research for the Delaware Pooled Trust Real Estate Fund.

      -- Jerry W. Ehlinger, CFA, Managing Director of DeAM RREEF and Manager of the portfolio

        - Joined DeAM RREEF in 2004 and has over 9 years experience as Senior Vice President at Heitman Real Estate Investment Management and at Morgan Stanley as senior research associate covering REITS.

      -- Asad Kazim, Vice President of DeAM RREEF and Manager of the portfolio

        - Joined DeAM RREEF in 2002 and has over six years of industry experience, formerly as a Financial Analyst at Clarion CRA Securities.

      --   John W. Vojticek,  Partner of DeAM RREEF and Manager of the portfolio

        - Re-joined DeAM RREEF in September 2004. Prior to that, Mr. Vojticek was a Principal at KG Redding and Associates and Managing Director of DeAM RREEF.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

SCIENCE & TECHNOLOGY TRUST

SUBADVISER:  T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE:  To seek long-term growth of capital. Current income is incidental to the portfolio's objective.

INVESTMENT STRATEGIES: The portfolio invests primarily in common stocks of science and technology companies.

     The Science & Technology Trust invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology. Some industries likely to be represented in the portfolio include:

         --  Computers including hardware, software       --  life sciences and health care, including
        and   electronic components                         pharmaceuticals, medical devices, and
         --  telecommunications                             biotechnology
         --  media and information services               --  chemicals and synthetic materials
         --  environmental services                       --  defense and aerospace
         --  e-commerce

     While most of the portfolio's assets are invested in U.S. common stocks, the Science & Technology Trust may also purchase other types of securities, including U.S. and non-U.S. dollar denominated foreign securities, convertible stocks and bonds, and warrants in keeping with its objectives.

     Stock selection for the portfolio generally reflects a growth approach based on an assessment of a company's fundamental prospects for above-average earnings, rather than on a company's size. As a result, portfolio holdings can range from securities of small companies developing new technologies to securities of blue chip firms with established track records of developing and marketing technological advances. The portfolio may also invest in companies that are expected to benefit from technological advances even if they are not directly involved in research and development. The portfolio may invest in suitable technology companies through initial public offerings.

     The portfolio holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

     The portfolio may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

     The Science & Technology Trust may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options.

     In pursuing its investment objective, the portfolio's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the portfolio's management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Active Management Risk
         --  Foreign Securities Risk                      --  Derivatives Risk
         --  Small and Medium Size Companies Risk         --  Issuer Risk
         --  Industry or Sector Investing Risk
          (Telecommunications; Health Sciences;
          Technology)

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     The portfolio is subject to the risks of industry or sector investing since it invests primarily in science and technology sectors, including Internet-related investments. The products and services of companies in the science and technology sectors may not prove commercially successful or may become obsolete quickly, and a portfolio of these securities may be riskier or more volatile in price than one that invests in more market sectors. Due to the portfolio's emphasis on science and technology sectors, including Internet-related investments, an investment in the portfolio should be considered extremely risky even as compared to other portfolios that invest primarily in the securities of small companies. Investing in the portfolio alone cannot provide a balanced investment program.

Performance(A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 47.10% (for the quarter ended 12/1998) and the lowest return was -40.43% (for the quarter ended 9/2001).


--------------------------------------------------------------------------------

        43.3%      99.5%      -34.1%     -41.2%     -40.8%     50.4%       0.9%       2.1%
         1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                            One      Five      Life of    Date First
                                                           Year      Years    Portfolio   Available
 Science & Technology Trust
   Series I                                                 2.08%   -11.63%     1.32%     01/01/1997
   Series II(C)                                             1.82%   -11.70%     1.27%     01/28/2002
   Series NAV(B)                                            2.17%   -11.61%     1.33%     04/29/2005
 Lipper Science & Technology Fund Index(A)                  5.37%    -8.68%     4.62%

(A)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.

(B)NAV shares were first offered April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

(D)Since June 1, 2000, a portion of the Science & Technology Trust expenses was reimbursed. If such expenses had not been reimbursed, returns would be lower.

SUBADVISER AND PORTFOLIO MANAGERS

     T. Rowe Price manages the Science & Technology Trust. T. Rowe Price, whose address is 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937 by the late Thomas Rowe Price, Jr. T. Rowe Price Group, Inc., a publicly traded financial services holding company, owns 100% of the stock of T. Rowe Price. As of December 31, 2004, T. Rowe Price and its affiliates managed over $235 billion for over eight million individual and institutional investor accounts.

     The portfolio is managed by an investment advisory committee chaired by:

      -- Michael F. Sola (since January 2002). Mr. Sola, who joined T. Rowe Price in 1995 as a technology analyst, is a Vice President of T. Rowe Price and has been managing investments since 1997. He is a Chartered Financial Analyst.

     The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio's investment program.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

UTILITIES TRUST

SUBADVISER:  Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE:  To seek capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

INVESTMENT STRATEGIES: The portfolio invests, under normal market conditions, at least 80% of its net assets in securities of companies in the utilities industry. Securities in the utilities industry may include equity and debt securities of domestic and foreign companies (including emerging markets).

     MFS considers a company to be in the utilities industry if, at the time of investment, MFS determines that a substantial portion (i.e., at least 50%) of the company's assets or revenues are derived from one or more utilities. Securities in which the portfolio invests are not selected based upon what sector of the utilities industry a company is in (i.e., electric, gas telecommunications) or upon a company's geographic region. Companies in the utilities industry include: (i) companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and (ii) companies engaged in telecommunications, including telephone, cellular, telegraph, satellite, microwave, cable television and other communications media.

     The portfolio is non-diversified. This means that it may invest its assets in one or a few issuers.

     Equity Investments. The portfolio may invest in equity securities, including common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (including the equity portion of the fund) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the portfolio manager of the portfolio and MFS' large group of equity research analysts. In performing this analysis and selecting securities for the portfolio, MFS places particular emphasis on each of the following factors:

      --   the current regulatory environment;

      --   the strength of the company's management team; and

      -- the company's growth prospects and valuation relative to its long-term potential.

     Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

     As noted above, the portfolio's investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

      --   a fixed income stream, and

      -- the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

     Fixed Income Investments. The portfolio invests in the following fixed income securities:

      -- corporate bonds, which are bonds or other debt obligations issued by corporations or similar entities, including up to but not including 20% of its net assets in lower rated bonds, commonly known as junk bonds (see "Other Risks of Investing -- Lower Rated Fixed Income Securities" for further information on these securities.)

      -- mortgage-back securities and asset-back securities, (see "Other Risks of Investing -- Asset Back Securities/ Mortgage Backed Securities" for further information on these securities.)

      -- U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed by, the U.S. government or one of its agencies or instrumentalities or a government sponsored enterprise. Certain U.S. Government securities in which the portfolio may invest, such as U.S. Treasury obligations (including bills, notes and bonds) and mortgage-backed securities guaranteed by the Government National Mortgage Association
           (GNMA), are backed by the full faith and credit or the United States Government and ordinarily involve minimal credit risk. Other U.S. Government securities in which the portfolio may invest involve increased credit risk because they are backed only by the credit of a U.S. federal agency or government sponsored enterprise, such as the Federal Home Loan Bans (FHLBs), the Federal Home Loan Mortgage Corporation (Freddie Mac) or the Federal National Mortgage Association (Fannie
           Mae). Although government sponsored enterprises such as FHLBs, Freddie Mac and Fannie Mae may be charted or sponsored by Congress, they are not funded by Congressional appropriations and their securities are not issued or guaranteed by the U.S. Treasury or supported by the full faith and credit of the United States Government.

     In selecting fixed income investments for the portfolio, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed income oriented funds (including the fixed income portion of the fund) as a tool in making or adjusting the fund's asset allocations to these various segments of the fixed income markets. In assessing the credit quality of fixed income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

     Foreign Securities. The portfolio may not exceed 35% of its net assets in foreign securities (including emerging markets securities, Brady bonds and depositary receipts) such as:

      --   Equity securities of foreign companies in the utilities industry,

      -- Fixed income securities of foreign companies in the utilities industry,

      --   Fixed income securities issued by foreign governments.

     The portfolio may have exposure to foreign currencies through its investments in foreign securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

     General. The Utilities Trust may also invest to a limited extent in: (a) municipal bonds, (b) variable and floating rate obligations, (c) zero coupon bonds, deferred interest bonds and PIK bonds, (d) investment companies, (e) restricted securities, (f) indexed/structured securities and (g) repurchase agreements, (h) short-term instruments and (i) when-issued securities. These investment techniques and practices are described further in the prospectus under "Additional Investment Policies and Transactions" and in the Statement of Additional Information.

     The Utilities Trust may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

     For information on temporary defensive investing see "Investment Objectives and Strategies -- Temporary Defensive Investing" on page 1.

Use of Hedging and Other Strategic Transactions

     The Utilities Trust is currently authorized to use all of the various investment strategies referred to under "Additional Information About the Portfolios' Investments -- Hedging and Other Strategic Transactions" (except swaps and related derivative instruments). More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

     The principal risks of investing in the portfolio, which could adversely affect its net asset value and performance, include:

         --  Equity Securities Risk                       --  Mortgage- and Asset-Backed Securities Risk
         --  Non-Diversified Portfolios Risk              --  Foreign Securities Risk
         --  Fixed Income Securities Risk                 --  Derivatives Risk
         --  Lower Rated Fixed Income Securities Risk     --  Issuer Risk
         --  Industry or Sector Investing Risk            --  Active Management Risk
        (Utilities)
         --  High Portfolio Turnover Risk

     These and other risks are described under "Risks of Investing in Certain Types of Securities" following the fund descriptions. The risks of investing in derivatives are described in the Prospectus under "Hedging and Other Strategic Transactions."

     The portfolio's investment performance will be closely tied to the performance of utility companies. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plans, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition.

     Furthermore, there are uncertainties resulting from certain telecommunications companies' diversification into new domestic and international businesses as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the active operating profits of the enterprise. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions. These price movements may have a larger impact on the portfolio than on a portfolio with a more broadly diversified portfolio.

Performance(A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 19.87% (for the quarter ended 6/2003) and the lowest return was -15.58% (for the quarter ended 6/2002).


--------------------------------------------------------------------------------

        -23.5%     34.5%      29.4%      16.8%
         2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                            One      Life of    Date First
                                                           Year     Portfolio   Available
 Utilities Trust
   Series I                                                16.82%     3.28%     04/30/2001
   Series II(C)                                            16.56%     3.12%     01/28/2002
   Series NAV(B)                                           16.73%     3.27%     04/29/2005
 S&P Utilities Sector Index(A)                             16.84%    -2.05%

(A)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since the information for this index is only provided as of a month end.

(B)NAV shares were first offered April 29, 2005. Performance prior to April 29, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

SUBADVISER AND PORTFOLIO MANAGERS

     MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. MFS is an indirect subsidiary of Sun Life Financial Inc. (an insurance company). MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

     The Portfolio Managers are:

      -- Maura A. Shaughnessy (since May, 2001). Ms. Shaughnessy focuses primarily on equity securities. She is a Senior Vice President of MFS and has been employed in the investment management area of MFS since 1991. Ms. Shaughnessy has managed the MFS Utilities Fund since 1992.

      -- Robert D. Persons (since May, 2005). Mr. Persons focuses primarily on debt securities. He is a Vice President of MFS and has been employed in the investment management area of MFS since 2000. Mr. Persons has managed the MFS Utilities Fund since May, 2005.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

                                LIFESTYLE FUNDS

THE LIFESTYLE TRUSTS

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

     There are five Lifestyle Trusts (each of which is a fund of funds) -- Aggressive, Growth, Balanced, Moderate and Conservative. The Lifestyle Trusts differ from the portfolios previously described in that each Lifestyle Trust invests in a number of the other portfolios of the Trust which invest primarily in either equity securities or fixed income securities, as applicable ("Underlying Portfolios"). Each Lifestyle Trust has a target percentage allocation between the two types of Underlying Portfolios (fixed income and equity).

-----------------------------------------------------------------------------------------------------------
        PORTFOLIO                   INVESTMENT OBJECTIVE                     INVESTMENT STRATEGIES
-----------------------------------------------------------------------------------------------------------
Lifestyle Aggressive       Long-term growth of capital. Current     The portfolio invests 100% of its
(formerly, Lifestyle       income is not a consideration.           assets in Underlying Portfolios which
Aggressive 1000)                                                    invest primarily in equity securities.
Lifestyle Growth           Long-term growth of capital. Current     The portfolio invests approximately 20%
  (formerly, Lifestyle     income is also a consideration.          of its assets in Underlying Portfolios
  Growth 820)                                                       which invest primarily in fixed income
                                                                    securities and approximately 80% in
                                                                    Underlying Portfolios which invest
                                                                    primarily in equity securities.
Lifestyle Balanced         A balance between a high level of        The portfolio invests approximately 40%
(formerly, Lifestyle       current income and growth of capital,    of its assets in Underlying Portfolio
Balanced 640)              with a greater emphasis on growth of     which invest primarily in fixed income
                           capital.                                 securities and approximately 60% in
                                                                    Underlying Portfolios which invest
                                                                    primarily in equity securities.
Lifestyle Moderate         A balance between a high level of        The portfolio invests approximately 60%
(formerly, Lifestyle       current income and growth of capital,    of its assets in Underlying Portfolios
Moderate 460)              with a greater emphasis on income.       which invest primarily in fixed income
                                                                    securities and approximately 40% in
                                                                    Underlying Portfolios which invest
                                                                    primarily in equity securities.
Lifestyle Conservative     A high level of current income with      The portfolio invests approximately 80%
(formerly, Lifestyle       some consideration given to growth of    of its assets in Underlying Portfolios
Conservative 280)          capital.                                 which invest primarily in fixed income
                                                                    securities and approximately 20% in
                                                                    Underlying Portfolio which invest
                                                                    primarily in equity securities.
-----------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ON INVESTMENT STRATEGIES

     The Lifestyle Trusts seek to provide a variety of comprehensive investment programs designed for differing investment orientations. Each program is implemented by means of selected long-term investment allocations among the Underlying Portfolios.

     The portfolios eligible for purchase by the Lifestyle Trusts consist of all of the non-Lifestyle Trusts except the Index Allocation Trust, the Absolute Return Trust and the American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust and American Growth-Income Trust. The Underlying Portfolios are grouped according to whether they invest primarily in fixed income securities or equity securities. The Underlying Portfolios investing primarily in fixed income securities are the:

         --  Active Bond Trust                            --  Short-Term Bond Trust
         --  Core Bond Trust                              --  Spectrum Income Trust
         --  Global Bond Trust                            --  Strategic Bond Trust
         --  High Yield Trust                             --  Strategic Income Trust
         --  Investment Quality Bond Trust                --  Total Return Trust
         --  Money Market Trust                           --  U.S. Government Securities Trust
         --  Real Return Bond Trust                       --  U.S. High Yield Bond Trust

     The other Underlying Portfolios invest primarily in equity securities. Because substantially all of the securities in which the Lifestyle Trusts may invest are Underlying Portfolios, each of the Lifestyle Trusts is non-diversified for purposes of the 1940 Act.

     Variations in the target percentage allocations between the two types of Underlying Portfolios (fixed income and equity) are permitted up to 10% in either direction. For example, based on its investment allocation of approximately 80% of assets in fixed income securities and 20% of assets in equity securities, the Lifestyle Conservative Trust may have a fixed income/ equity allocation of 10%/90% or 30%/70%. Variations beyond the permissible deviation range of 10% are not permitted. However, in light of market or economic conditions, MFC Global (U.S.A.) may determine that the normal percentage limitations should be exceeded to protect the portfolio or to achieve the portfolio's objective.

     Each Lifestyle Trust purchases only NAV shares of the Underlying Portfolios. (NAV shares are not subject to any Rule 12b-1 fees).

Rebalancing

     Each Lifestyle Trust is monitored daily. To maintain target allocations in the Underlying Portfolios, daily cash flow for each Lifestyle Trust will be directed to its Underlying Portfolio that most deviates from target. Quarterly, the subadviser may also rebalance each Lifestyle Trust's Underlying Portfolios to maintain target allocations. The subadviser may from time to time adjust the percent of assets invested in any specific Underlying Portfolio held by a Lifestyle Trust. Such adjustments may be made to increase or decrease the Lifestyle Trust's holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the Lifestyle Trust's assets subject to the management of a particular Underlying Portfolio subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

     The investment performance of each Lifestyle Trust will reflect both its subadviser's allocation decisions with respect to Underlying Portfolios and the investment decisions made by the Underlying Portfolios' subadvisers. Each Lifestyle Trust bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Portfolio in which it invests.

Temporary Defensive Investing

     Although substantially all of the assets of the Lifestyle Trusts will be invested in shares of the Underlying Portfolios, the Lifestyle Trusts may invest up to 100% of their assets in cash or money market instruments of the type in which the Money Market Trust is authorized to invest for the purpose of:

      --   meeting redemption requests,

      --   making other anticipated cash payments, or

      -- protecting the portfolio in the event MFC Global (U.S.A.) determines that market or economic conditions warrant a defensive posture.

     To the extent a Lifestyle Trust is in a defensive position, the ability to achieve its investment objective will be limited.

Use of Hedging and Other Strategic Transactions.

     The Lifestyle Trusts are not authorized to use any of the various investment strategies referred to under "Hedging and Other Strategic Transactions." The Lifestyle Trusts are not authorized to purchase warrants or indexed/structured securities or enter into mortgage dollar rolls.

Principal Risks of Investing in the Lifestyle Trusts

     The Lifestyle Trusts are ranked in order of risk. The Lifestyle Aggressive portfolio is the riskiest of the Lifestyle Trusts since it invests 100% of its assets in Underlying Portfolios which invest primarily in equity securities. The Lifestyle Conservative portfolio is the least risky of the Lifestyle Trusts since it invests approximately 80% of its assets in Underlying Portfolios which invest primarily in fixed income securities. Each Lifestyle Trust is subject to the same risks as the Underlying Portfolios in which it invests. The principal risks of investing in each of the Lifestyle Trusts are:

      -- To the extent a Lifestyle Trust invests in Underlying Portfolios that invest primarily in equity securities, the portfolio will be subject to the risks of investing in equity securities. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities."

      -- To the extent a Lifestyle Trust invests in Underlying Portfolios that invest primarily in fixed income securities, the portfolio will be subject to the risks of investing in fixed income securities. Some of the fixed income portfolios may invest in non-investment grade securities. The risks of investing in fixed income securities, including non-investment grade securities, are set forth below under "Risks of Investing in Certain Types of Securities."

      -- To the extent a Lifestyle Trust invests in Underlying Portfolios that invest in foreign securities, the portfolio will be subject to the risks of investing in foreign securities. These risks are set forth below under "Risks of Investing in Certain Types of Securities."

      -- Each of the Lifestyle Trusts is a non-diversified portfolio so that it may invest substantially all of its assets in other portfolios of the Trust. Since a non-diversified portfolio may invest a high percentage of its assets in the securities of a small number of companies, a non-diversified portfolio may be affected more than a diversified portfolio by a change in the financial condition of any of these companies or by the financial markets' assessment of any of these companies. In the case of the Lifestyle Trusts, this risk is greatly reduced since each Lifestyle Trust invests its assets in other portfolios of the Trust which have diverse holdings. See "Risks of Investing in Certain Types of Securities" for a complete definition of a non-diversified portfolio.

Performance(A, B, C, D, E, F, G, H, I)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 18.07% (for the quarter ended 6/2003) and the lowest return was -18.84% (for the quarter ended 9/2002).


--------------------------------------------------------------------------------

         4.8%      14.6%      -5.1%      -13.8%     -20.7%     34.9%      16.1%      10.6%
         1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                            One      Five      Life of    Date First
                                                           Year      Years    Portfolio   Available
 Lifestyle Aggressive Trust
   Series I                                                10.64%     3.43%     4.58%     01/07/1997
   Series II(H)                                            10.47%     3.40%     4.56%     01/28/2002
   Series NAV(G)                                           10.80%     3.44%     4.60%     04/29/2005
 S&P 500 Index(A, B)                                        4.91%     0.54%     7.63%

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 14.90% (for the quarter ended 6/2003) and the lowest return was -14.50% (for the quarter ended 9/2002).


--------------------------------------------------------------------------------

         6.1%      16.5%      -3.2%      -9.2%      -15.8%     29.5%      14.6%       8.7%
         1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                            One      Five      Life of    Date First
                                                           Year      Years    Portfolio   Available
 Lifestyle Growth Trust
   Series I                                                 8.66%     4.28%     5.95%     01/07/1997
   Series II(H)                                             8.51%     4.22%     5.92%     01/28/2002
   Series NAV(G)                                            8.68%     4.28%     5.95%     04/29/2005
 S&P 500 Index(A)                                           4.91%     0.54%     7.63%
 Combined Index(A, C)                                       4.47%     1.82%     7.64%

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 11.62% (for the quarter ended 6/2003) and the lowest return was -10.36% (for the quarter ended 9/1998).


--------------------------------------------------------------------------------

         5.7%      12.4%       2.3%      -4.9%      -10.0%     24.0%      13.5%       6.9%
         1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                            One      Five      Life of    Date First
                                                           Year      Years    Portfolio   Available
 Lifestyle Balanced Trust Series I                          6.88%     5.20%     6.68%     01/07/1997
   Series II(H)                                             6.80%     5.16%     6.65%     01/28/2002
   Series NAV(G)                                            6.82%     5.19%     6.67%     04/29/2005
 Combined Index(A, D)                                       4.00%     2.99%     7.53%
 S&P 500 Index(A)                                           4.91%     0.54%     7.63%

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 8.71% (for the quarter ended 6/2003) and the lowest return was -5.57% (for the quarter ended 9/2002).


--------------------------------------------------------------------------------

         9.8%       7.8%       3.9%      -1.1%      -4.1%      17.8%      11.0%       4.2%
         1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                            One      Five      Life of    Date First
                                                           Year      Years    Portfolio   Available
 Lifestyle Moderate Trust Series I                          4.15%     5.27%     6.82%     01/07/1997
   Series II(H)                                             4.00%     5.24%     6.80%     01/28/2002
   Series NAV(G)                                            4.15%     5.27%     6.82%     04/29/2005
 Lehman Brothers
   Aggregate Bond Index(A)                                  2.43%     5.87%     6.45%
 Combined Index(A, E)                                       3.51%     4.06%     7.29%

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 5.64% (for the quarter ended 6/2003) and the lowest return was -2.08% (for the quarter ended 6/2004).


--------------------------------------------------------------------------------

        10.2%       4.2%       7.5%       3.3%       1.8%      11.5%       8.6%       2.9%
         1998       1999       2000       2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                            One      Five      Life of    Date First
                                                           Year      Years    Portfolio   Available
 Lifestyle Conservative Trust
   Series I                                                 2.88%     5.54%     6.85%     01/07/1997
   Series II(H)                                             2.81%     5.50%     6.83%     01/28/2002
   Series NAV(G)                                            3.04%     5.57%     6.87%     04/29/2005
 Lehman Brothers
   Aggregate Bond Index(A)                                  2.43%     5.87%     6.45%
 Combined Index(A, F)                                       2.98%     5.02%     6.93%

(A)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since the information for this index is only provided as of a month end.
(B)The S&P 500 Index was added to more accurately reflect the investment objective of the Lifestyle Aggressive Trust.
(C)The Combined Index was added to more accurately reflect the investment objective of the Lifestyle Growth Trust. The Combined Index consists of 80% of the S&P 500 Index and 20% of the Lehman Brothers Aggregate Bond Index.
(D)The Combined Index was added to more accurately reflect the investment objective of the Lifestyle Balanced Trust. The Combined Index consists of 60% of the S&P 500 Index and 40% of the Lehman Brothers Aggregate Bond Index.
(E)The Combined Index was added to more accurately reflect the investment objective of the Lifestyle Moderate Trust. The Combined Index consists of 40% of the S&P 500 Index and 60% of the Lehman Brothers Aggregate Bond Index.
(F)The Combined Index was added to more accurately reflect the investment objective of the Lifestyle Conservative Trust. The Combined Index consists of 20% of the S&P 500 Index and 80% of the Lehman Brothers Aggregate Bond Index.
(G)NAV shares were first offered April 29, 2005. For periods prior to April 29, 2005, performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.
(H)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
(I)During the time periods shown below, a portion of the Lifestyle Trust's expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

SUBADVISER AND PORTFOLIO MANAGERS

     MFC Global (U.S.A.) manages each Lifestyle Trust. MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of the Trust for which it is the subadviser. MFC Global (U.S.A.) is an indirect wholly-owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

     The Portfolio Manager is:

      -- Steve Orlich (since July 2002). Mr. Orlich is Vice President and Senior Portfolio Manager, Asset Allocation at MFC Global Investment Management. He joined MFC Global in 1998. He is an associate of the Society of Actuaries and has a M.A. in Theoretical Mathematics.

     Deutsche Asset Management, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Lifestyle Trusts.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

                                  INDEX FUNDS

INDEX ALLOCATION TRUST

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

INVESTMENT OBJECTIVE:  Long term growth of capital. Current income is also a consideration.

INVESTMENT STRATEGIES: The Index Allocation Trust invests in a number of the other index portfolios of the Trust ("Underlying Portfolios"). The portfolio invests approximately 70% of its assets in Underlying Portfolios which invest primarily in equity securities and approximately 30% of its assets in Underlying Portfolios which invest primarily in fixed income securities.

     The portfolios eligible for purchase by the Index Allocation Trust are the 500 Index Trust, the Mid Cap Index Trust, the Small Cap Index Trust, the International Equity Index Trust A and the Bond Index Trust A. The Underlying Portfolios are grouped according to whether they invest primarily in fixed income securities or equity securities. The Underlying Portfolio investing primarily in fixed income securities is the Bond Index Trust A. All other Underlying Portfolios invest primarily in equities securities. The Underlying Portfolios are described in Appendix A in this prospectus.

     Because substantially all of the securities in which the Index Allocation Trust may invest are Underlying Portfolios, the Index Allocation Trust is non-diversified for purposes of the 1940 Act.

     Variations in the target percentage allocations between the two types of Underlying Portfolios (fixed income and equity) are permitted up to 10% in either direction. For example, based on its investment allocation of approximately 30% of assets in fixed income securities and 70% of assets in equity securities, the Index Allocation Trust may have a fixed income/equity allocation of 20%/80% or 40%/60%. Variations beyond the permissible deviation range of 10% are not permitted except that, in light of market or economic conditions, MFC Global (U.S.A.) may determine that the normal percentage limitations should be exceeded to protect the portfolio or to achieve the portfolio's objective.

     The Index Allocation Trust is monitored daily. To maintain target allocations in the Underlying Portfolios, daily cash flow for the Index Allocation Trust will be directed to the Underlying Portfolio that most deviates from target. Quarterly, the subadviser may also rebalance the Index Allocation Trust's Underlying Portfolios to maintain target allocations. The subadviser may from time to time adjust the percent of assets invested in any specific Underlying Portfolio held by the Index Allocation Trust. Such adjustments may be made to increase or decrease the Index Allocation Trust's holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the Index Allocation Trust's assets subject to the management of a particular Underlying Portfolio subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

     The investment performance of Index Allocation Trust will reflect both its subadviser's allocation decisions with respect to Underlying Portfolios and the investment decisions made by the Underlying Portfolios' subadvisers. The Index Allocation Trust bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Portfolio in which it invests.

     The Index Allocation Trust purchases only NAV shares of the Underlying Portfolios. (NAV shares are not subject to any Rule 12b-1 fees).

Temporary Defensive Investing

     Although substantially all of the assets of the Index Allocation Trust will be invested in shares of the Underlying Portfolios, the Index Allocation Trust may invest up to 100% of its assets in cash or money market instruments for the purpose of:

      --   meeting redemption requests,

      --   making other anticipated cash payments, or

      -- protecting the portfolio in the event MFC Global (U.S.A.) determines that market or economic conditions warrant a defensive posture.

     To the extent the Index Allocation Trust is in a defensive position, the ability to achieve its investment objective will be limited.

Use of Hedging and Other Strategic Transactions.

     The Index Allocation Trust is not authorized to use any of the various investment strategies referred to under "Hedging and Other Strategic Transactions."

Principal Risks of Investing in the Index Allocation Trust

     The principal risks of investing in the Index Allocation Trust are:

      -- To the extent the Index Allocation Trust invests in Underlying Portfolios that invest primarily in equity securities, the portfolio will be subject to the risks of investing in equity securities. The risks of investing in these securities are set forth below under "Risks of Investing in Certain Types of Securities -- Equity Securities."

      -- To the extent the Index Allocation Trust invests in Underlying Portfolios that invest primarily in fixed income securities, the portfolio will be subject to the risks of investing in fixed income securities. The risks of investing in fixed income securities, are set forth below under "Risks of Investing in Certain Types of Securities -- Fixed Income Securities."

      -- To the extent that Index Allocation Trust invests in Underlying Portfolios that invest in foreign securities, the portfolio will be subject to the risks of investing in foreign securities. These risks are set forth below under "Risks of Investing in Certain Types of Securities -- Foreign Securities."

      -- The Index Allocation Trust is a non-diversified portfolio so that it may invest substantially all of its assets in other portfolios of the Trust. Since a non-diversified portfolio may invest a high percentage of its assets in the securities of a small number of companies, a non-diversified portfolio may be affected more than a diversified portfolio by a change in the financial condition of any of these companies or by the financial markets' assessment of any of these companies. In the case of the Index Allocation Trust, this risk is greatly reduced since the Index Allocation Trust invests its assets in Underlying Portfolios which have diverse holdings. See "Risks of Investing in Certain Types of Securities -- Non-Diversified Portfolios" for a complete definition of a non-diversified portfolio.

PERFORMANCE

     Performance is not provided since the portfolio commenced operations in February, 2006.

SUBADVISER AND PORTFOLIO MANAGERS

     MFC Global (U.S.A.) manages the Index Allocation Trust. MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of the Trust and other John Hancock funds for which it is the subadviser. MFC Global (U.S.A.) is an indirect wholly-owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

     The Portfolio Manager is:

      -- Steve Orlich (since 2006). Mr. Orlich is Vice President and Senior Portfolio Manager, Asset Allocation at MFC Global Investment Management. He joined MFC Global in 1998. He is an associate of the Society of Actuaries and has a M.A. in Theoretical Mathematics.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

DESCRIPTIONS OF THE UNDERLYING PORTFOLIOS

     Each of the Underlying Portfolios -- the 500 Index Trust, the Mid Cap Index Trust, the Small Cap Index Trust, the International Equity Index Trust A and the Bond Index Trust A -- is described in this prospectus. Each is an index portfolio which differs from an actively managed portfolio. Actively managed portfolios seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. Index portfolios, however, seek to mirror the performance of their target indices, minimizing performance differences over time.

THE INDEX TRUSTS

     There are nine Index Trusts -- International Equity Index A, International Equity Index B, Small Cap Index, Mid Cap Index, Total Stock Market Index, 500 Index, 500 Index B, Bond Index A and Bond Index B (the "Index Trusts") -- each with its own investment objective and policy. The Index Trusts differ from the actively managed portfolios described in this prospectus. Actively managed portfolios seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. Index portfolios, however, seek to mirror the performance of their target indices, minimizing performance differences over time.

     SMALL CAP INDEX TRUST

     MID CAP INDEX TRUST

     TOTAL STOCK MARKET INDEX TRUST

     500 INDEX TRUST

     SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

     An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. Each Index Trust managed by MFC Global (U.S.A.) attempts to match the performance of a particular index by: (a) holding all, or a representative sample, of the securities that comprise the index and/or (b) by holding securities (which may or may not be included in the index) that MFC Global (U.S.A.) believes as a group will behave in a manner similar to the index. However, an index portfolio has operating expenses and transaction costs, while a market index does not. Therefore, an Index Trust, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time. MFC Global (U.S.A.) will reflect those changes in the composition of the portfolio as soon as practicable.

----------------------------------------------------------------------------------------------------------
                                                                                MARKET CAP OF INDEX AS OF
     PORTFOLIO          INVESTMENT OBJECTIVE         INVESTMENT STRATEGY*           DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------
Small Cap Index      To seek to approximate the   Invests, under normal        $105 million to $4.4
                     aggregate total return of a  market conditions, at least  billion
                     small cap U.S. domestic      80% of its net assets (plus
                     equity market index          any borrowings for
                                                  investment purposes) in (a)
                                                  the common stocks that are
                                                  included in the Russell
                                                  2000 Index and (b)
                                                  securities (which may or
                                                  may not be included in the
                                                  Russell 2000 Index) that
                                                  MFC Global (U.S.A.)
                                                  believes as a group will
                                                  behave in a manner similar
                                                  to the index.
Mid Cap Index        To seek to approximate the   Invests, under normal        $423 million to $14.6
                     aggregate total return of a  market conditions, at least  billion
                     mid cap U.S. domestic        80% of its net assets (plus
                     equity market index          any borrowings for
                                                  investment purposes) in (a)
                                                  the common stocks that are
                                                  included in the S&P 400
                                                  Index and (b) securities
                                                  (which may or may not be
                                                  included in the S&P 400
                                                  Index) that MFC Global
                                                  (U.S.A.) believes as a
                                                  group will behave in a
                                                  manner similar to the
                                                  index.
Total Stock Market   To seek to approximate the   Invests, under normal        Less than $1 million to
  Index              aggregate total return of a  market conditions, at least  $370 billion
                     broad U.S. domestic equity   80% of its net assets (plus
                     market index                 any borrowings for
                                                  investment purposes) in (a)
                                                  the common stocks that are
                                                  included in the Dow Jones
                                                  Wilshire 5000 Index and (b)
                                                  securities (which may or
                                                  may not be included in the
                                                  Dow Jones Wilshire 5000
                                                  Index) that MFC Global
                                                  (U.S.A.) believes as a
                                                  group will behave in a
                                                  manner similar to the
                                                  index.
500 Index            To seek to approximate the   Invests, under normal        $768 million to $370
                     aggregate total return of a  market conditions, at least  billion.
                     broad U.S. domestic equity   80% of its net assets (plus
                     market index                 any borrowings for
                                                  investment purposes) in (a)
                                                  the common stocks that are
                                                  included in the S&P 500
                                                  Index and (b) securities
                                                  (which may or may not be
                                                  included in the S&P 500
                                                  Index) that MFC Global
                                                  (U.S.A.) believes as a
                                                  group will behave in a
                                                  manner similar to the
                                                  index.

*"Standard & Poor's(R)," "S&P 500(R)," "Standard & Poor's 500(R)," and "Standard & Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 2000(R)," "Russell 2000(R) Growth," "Russell 3000(R)" and "Russell Midcap(R)" are trademarks of Frank Russell Company. "Dow Jones Wilshire 5000(R)" is a trademark of Wilshire Associates. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

Use of Hedging and Other Strategic Transactions

     The Small Cap Index Trust and Total Stock Market may invest in Futures Contacts. A more complete description of this investment strategy appears under "Hedging and Other Strategic Transactions" below in this Prospectus and in the Statement of Additional Information.

     The Mid Cap Index Trust, 500 Index Trust and 500 Index Trust B may invest in Futures Contracts and Depository Receipts. A more complete description of this investment strategy appears under "Hedging and Other Strategic Transactions" below in this Prospectus and in the Statement of Additional Information.

Principal Risks of Investing in the Index Trusts
     Risks Applicable to the Small Cap Index Trust, the Mid Cap Index Trust, the Total Stock Market Index Trust and the 500 Index Trust

      -- Since the portfolios are not actively managed, each portfolio will generally reflect the performance of the index its attempts to track even in markets when this index does not perform well.

      -- The following factors may cause a portfolio to deviate from the performance of the index:

      -- The securities held by the portfolio may not be fully representative of the index.

      -- An index portfolio has operating expenses and transactions costs while an index does not.

      -- The size and timing of the portfolio's cash flows may result in the portfolio's performance being different than that of the index.

      -- Each of the portfolios may invest in derivatives. The risks of investing in derivatives are set forth under "Hedging and Other Strategic Transactions."

     Risks Applicable to the Small Cap Index Trust

      -- An investment in the Small Cap Index Trust involves risks similar to the risks of investing directly in the equity securities included in the Russell 2000 Index which are primarily small and mid cap securities. The risks of investing in equity securities and the risks of investing in small and mid cap securities (small and medium companies) are set forth below under "Risks of Investing in Certain Types of Securities."

     Risks Applicable to the Mid Cap Index Trust

      -- An investment in the Mid Cap Index Trust involves risks similar to the risks of investing directly in the equity securities included in the S&P 400 Index. The risks of investing in equity securities and Mid Cap securities (medium size companies) are set forth below under "Risks of Investing in Certain Types of Securities."

     Risks Applicable to the Total Stock Market Index Trust

      -- An investment in the Total Stock Market Index Trust involves risks similar to the risks of investing directly in the equity securities included in the Dow Jones Wilshire 5000 Index. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

     Risks Applicable to the 500 Index Trust

      -- An investment in the 500 Index Trust involves risks similar to the risks of investing directly in the equity securities included in the S&P 500 Index. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

Performance(A, B, C, D)

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 22.77% (for the quarter ended 6/2003) and the lowest return was -21.83% (for the quarter ended 9/2002).


--------------------------------------------------------------------------------

         1.5%      -21.5%     45.8%      17.3%       3.9%
         2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                            One      Five      Life of    Date First
                                                           Year      Years    Portfolio   Available
 Small Cap Index Trust
   Series I                                                 3.89%     7.21%     5.10%     05/01/2000
   Series II(C)                                             3.70%     7.08%     4.99%     01/28/2002
   Series NAV(B)                                            3.96%     7.22%     5.12%     04/29/2005
 Russell 2000 Index(A)                                    4.55%..     8.22%     6.52%

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 17.71% (for the quarter ended 12/2001) and the lowest return was -16.75% (for the quarter ended 9/2002).


--------------------------------------------------------------------------------

        -1.7%      -15.2%     34.6%      15.8%      12.0%
         2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                            One      Five      Life of    Date First
                                                           Year      Years    Portfolio   Available
 Mid Cap Index Trust
   Series I                                                12.02%     7.80%     8.16%     05/01/2000
   Series II(C)                                            11.79%     7.67%     8.04%     01/28/2002
   Series NAV(B)                                           12.08%     7.81%     8.17%     04/29/2005
 S&P Midcap 400 Index(A)                                   12.55%     8.60%     9.02%

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 16.26% (for the quarter ended 6/2003) and the lowest return was -16.74% (for the quarter ended 9/2002).


--------------------------------------------------------------------------------

        -11.4%     -21.3%     30.5%      11.7%       5.7%
         2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One    Five     Life of    Date First
                                                          Year    Years   Portfolio   Available
 Total Stock Market Index Trust Series I                  5.69%   1.46%    -0.59%     05/01/2000
   Series II(C)                                           5.41%   1.33%    -0.70%     01/28/2002
   Series NAV(B)                                          5.78%   1.47%    -0.57%     04/29/2005
 DJ Wilshire 5000 Index(A)                                6.32%   2.14%     0.11%

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 15.32% (for the quarter ended 6/2003) and the lowest return was -17.43% (for the quarter ended 9/2002).


--------------------------------------------------------------------------------

        -12.4%     -22.5%     28.0%      10.3%       4.3%
         2001       2002       2003       2004       2005

--------------------------------------------------------------------------------


                                                           One     Five     Life of    Date First
                                                          Year    Years    Portfolio   Available
 500 Index Trust
   Series I                                               4.29%   -0.01%    -1.77%     05/01/2000
   Series II(C)                                           4.12%   -0.16%    -1.90%     01/28/2002
 S&P 500 Index(A)                                         4.91%    0.54%    -1.08%

(A)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the (06) portfolio since information for this index is only provided as of a month end.
(B)NAV shares were first offered April 29, 2005. Performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.
(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflect the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
(D)Since May 2000, certain expenses of each of the Index Trusts (except the 500 Index Trust) were reimbursed. If such expenses had not been reimbursed, returns would be lower.

SUBADVISER AND PORTFOLIO MANAGERS

     MFC Global (U.S.A.) manages each Index Trust. MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of the Trust for which it is the subadviser. MFC Global (U.S.A.) is an indirect wholly-owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

     The Portfolio Managers are:

      -- Carson Jen (since 2003). Mr. Jen is Vice President, Index Operations at MFC Global Investment Management. Mr. Jen joined MFC Global (U.S.A.) in 1997, has a MBA from the University of Western Ontario, a BA Science (engineering) from the University of Toronto, and has a Certified Management Accounting designation.

      -- Narayan Ramani (since 2003). Mr. Ramani is an Assistant Vice President and Portfolio Manager of Index Funds at MFC Global Investment Management. Mr. Ramani joined MFC Global (U.S.A.) in 1998, has a MBA from York University, a PH.D from the University of Brunswick, and is a Chartered Financial Analyst.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

INTERNATIONAL EQUITY INDEX TRUST A

(Series I and Series II Are Available for Sale)

(NAV Shares are Available for sale to the Lifestyle Trusts and the Index Allocation Trust)

SUBADVISER:  SSgA Funds Management, Inc. ("SSgA")

-----------------------------------------------------------------------------------------------------------
                                                                                 MARKET CAP OF INDEX AS OF
     PORTFOLIO           INVESTMENT OBJECTIVE         INVESTMENT STRATEGY*           DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------
International Equity  To seek to track the         Invests, under normal        $419 million to $219.5
  Index Trust A       performance of a             market conditions, at least  billion
                      broad-based equity index of  80% of its assets in
                      foreign companies primarily  securities listed in the
                      in developed countries and,  Morgan Stanley Capital
                      to a lesser extent, in       International All Country
                      emerging market countries.   World Excluding U.S. Index

*"MSCI(R)" is a trademark of Morgan Stanley & Co. Incorporated ("Morgan Stanley"). The International Equity Index Trust is not sponsored, endorsed, managed, advised, sold or promoted by Morgan Stanley, and Morgan Stanley does not make any representation regarding the advisability of investing in the Trust.

     The investment objective and policies of the International Equity Index Trust A are set forth above. The International Equity Index Trust differs from an actively managed portfolio. Actively managed portfolios seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. Index portfolios, however, seek to mirror the performance of their target indices, minimizing performance differences over time.

     An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. The International Equity Index Trust attempts to match the performance of the Morgan Stanley Capital International All Country World Excluding U.S. Index (the "MSCI ACW ex-US Index") by holding all, or a representative sample, of the securities that comprise the index. However, an index portfolio has operating expenses and transaction costs, while a market index does not. Therefore, the International Equity Index Trust, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly.

     The International Equity Index Trust invests, under normal market conditions, at least 80% of its assets in securities listed in the MSCI ACW ex-US Index, a well know international stock market index that invests in securities in developed and emerging market countries (but not the US).

     The subadviser employs a passive management strategy by normally investing in all stocks included in the MSCI ACW ex-US Index. The subadviser normally invests in each stock in roughly the same proportion as represented by the index. The subadviser seeks to replicate as closely as possible the aggregate risk characteristics and country diversification of the index. The index composition changes from time to time. The subadviser will reflect those changes as soon as practicable.

     The International Equity Index Trust is normally fully invested. The subadviser invests in stock index futures to maintain market exposure and manage cash flow. Although the portfolio may employ foreign currency hedging techniques, it normally maintain the currency exposure of the underlying equity investments.

     The portfolio may purchase other types of securities that are not primary investment vehicles, for example, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), certain Exchange Traded Funds (ETFs), cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the portfolio may invest in stock index futures to manage cash flow.

     Use of Hedging and Other Strategic Transactions. The portfolio is authorized to use all of the various investment strategies referred to under "Additional Information about the Portfolios' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the Statement of Additional Information.

Principal Risks of Investing in the International Equity Index Trust

 -- Since the portfolio is not actively managed, it will generally reflect the performance of the MSCI ACW ex-US Index even in markets when this index does not perform well.

 -- The following factors may cause the portfolio to deviate from the performance of the index:

      -- The securities held by the portfolio may not be fully representative of the index.

      -- An index portfolio has operating expenses and transactions cots while an index does not.

      -- The size and timing of the portfolio's cash flows may result in the portfolio's performance being difference than that of the index.

 -- An investment in the portfolio involves risks similar to the risks of investing directly in the foreign equity securities in the MSCI ACW ex-US Index. The risks of investing in foreign securities and in equity securities are set forth under "Risks of Investing in Certain Types of Securities."

 -- The portfolio may invest in derivatives. The risks of investing in derivatives are set forth under "Hedging and Other Strategic Transactions."

Performance (A, B, C)

International Equity Index Trust A

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 11.68% (for the quarter ended 9/2005) and the lowest return was -0.13% (for the quarter ended 6/2005).


--------------------------------------------------------------------------------

        16.2%
         2005

--------------------------------------------------------------------------------


                                                           One      Life of    Date First
                                                           Year    Portfolio   Available
 International Equity Index Trust A
   Series I(C)                                            16.20%    49.41%     05/03/2004
   Series II(C)                                           15.94%    48.93%     05/03/2004
 MSCI AC World ex USA Index(A)                            17.11%    22.26%
 Combined Index(A, B)                                     17.78%    21.70%

(A)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since the information for this index is only provided as of a month end.
(B)The Combined Index represents the following indices over the periods indicated: MSCI EAFE Index (from January, 1994 through April, 1998); MSCI EAFE GDP index (from May, 1998 through June, 1999); 90% MSCI EAFE GDP Index/10% MSCI Emerging Markets Free Index (from July, 1999 through October, 2003); MSCI ACW Free ex US (after November, 2003).
(C)The Series I and Series II shares of the International Equity Index Trust A were first issued on April 29, 2005 in connection with the Trust's acquisition on that date of all the assets of Series I and Series II of the International Equity Index Fund of John Hancock Variable Series Trust I (the "JHVST Fund") in exchange for Series I and Series II shares of the International Equity Index Trust A pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the performance of the Series I or Series II shares of the JHVST Fund, the Trust's predecessor. The performance of the Series I and Series II shares of the JHVST Fund includes the actual performance of those shares from the date they commenced operations, May 3, 2004, and for prior periods reflects the actual performance of the NAV shares of the JHVST Fund. The NAV shares of the JHVST Fund commenced operations on May 2, 1988. The performance of the NAV shares would have been lower if it reflected the higher expenses of the Series I and Series II shares.

SUBADVISER AND PORTFOLIO MANAGERS

     SSgA Funds Management, Inc. ("SSgA") manages the International Equity Index Trust. SSgA, located at One Lincoln Street, Boston, Massachusetts 02111, is owned by State Street Corporation, a financial services holding company. SSgA and its predecessor have been managing investments since 1978.

     The Portfolio Managers are:

      -- Jeffrey Beach (since 2005). Mr. Beach has been employed by SSgA (and its predecessors) since 1986. (lead portfolio manager)

      -- Tom Coleman (since 2005). Mr. Coleman has been employed by SSgA since 1998.

     The Trust's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the portfolio.

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                          ADDITIONAL INFORMATION ABOUT

                          THE PORTFOLIOS' INVESTMENTS

RISKS OF INVESTING IN CERTAIN TYPES OF SECURITIES

     The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

NON-DIVERSIFIED PORTFOLIOS

     Definition of Non-Diversified. Any portfolio that is non-diversified is not limited as to the percentage of its assets that may be invested in any one issuer, and as to the percentage of the outstanding voting securities of such issuer that may be owned, only by the portfolio's own investment restrictions and the diversification requirements of the Internal Revenue Code (the "Code"). In contrast, a diversified portfolio may not, as to 75% of its assets, invest more than five percent of its total assets in the securities, or own more than ten percent of the outstanding voting securities, of any one issuer.

     Risks. Since a non-diversified portfolio may invest a high percentage of its assets in the securities of a small number of companies, a non-diversified portfolio may be affected more than a diversified portfolio by a change in the financial condition of any of these companies or by the financial markets' assessment of any of these companies.

EQUITY SECURITIES

     Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a portfolio could decline if the financial condition of the companies the portfolio is invested in decline or if overall market and economic conditions deteriorate. Even portfolios that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

     Value Investing Risk. Some portfolios purchase some equity securities (generally referred to as "value stocks") primarily because they are selling at prices below what their subadvisers believe to be their fundamental values and not necessarily because the issuing companies are expected to experience significant earnings growth. The portfolios bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by subadvisers investing in such securities, if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster growing companies. A portfolio's strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

     Growth Investing Risk. Some portfolios purchase some equity securities (generally referred to as "growth stocks" or "growth securities") primarily because their subadvisers believe that these securities will experience relatively rapid earnings growth. Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks. A portfolio's strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

FIXED INCOME SECURITIES

     Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

     Interest Rate Risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline.

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     Credit Quality Risk.  Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a portfolio has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the portfolio's investments. Portfolios that may invest in lower rated fixed income securities are riskier than portfolios that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

INVESTMENT GRADE FIXED INCOME SECURITIES IN THE LOWEST RATING CATEGORY

     Investment grade fixed income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by Standard & Poor's and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

LOWER RATED FIXED INCOME SECURITIES

     Lower rated fixed income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by Standard & Poor's). The principal risks of investing in these securities are as follows:

General Risks

 -- Risk to Principal and Income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

 -- Price Volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

 -- Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

 -- Dependence on Subadviser's Own Credit Analysis. While a subadviser to a portfolio may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

Additional Risks Regarding Lower Rated Corporate Fixed Income Securities
     Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional Risks Regarding Lower Rated Foreign Government Fixed Income
Securities
     Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described below under "Foreign Securities." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

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SMALL AND MEDIUM SIZE COMPANIES

Small or Unseasoned Companies

 -- Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (less than 3 years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

 -- Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

 -- Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a portfolio's investments to decrease if it needs to sell such securities when there are few interested buyers.

 -- Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

 -- Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a portfolio, a subadviser may not be aware of problems associated with the company issuing the security.

Medium Size Companies

 -- Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

FOREIGN SECURITIES

     The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

 -- Currency Fluctuations. Investments in foreign securities may cause a portfolio to lose money when converting investments from foreign currencies into U.S. dollars. A portfolio may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the portfolio could still lose money. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (of the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

 -- Political and Economic Conditions. Investments in foreign securities subject a portfolio to the political or economic conditions of the foreign country. These conditions could cause portfolio investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the portfolio from selling its investment and taking the money out of the country.

 -- Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a portfolio from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a portfolio could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

 -- Nationalization of Assets. Investments in foreign securities subject a portfolio to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

 -- Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the portfolio to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

 -- Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for a portfolio, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

INVESTMENT COMPANY SECURITIES

     Certain of the portfolios may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed end funds may involve the payment of substantial premiums above the value of such investment companies'

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portfolio securities. See "Risk Factors -- Fund of Funds Risk" in the Statement
of Information for further information regarding investments in other investments companies.

EXCHANGE TRADED FUNDS (ETFS)

     These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

STRIPPED SECURITIES

     Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

     Mortgage-Backed Securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the portfolio and not the purchase of shares of the portfolio.

     Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a "pass-through" of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.

     When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the portfolio's mortgage-backed securities will result in an unforeseen loss of interest income to the portfolio as the portfolio may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed income securities when interest rates fall.

     When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthen the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

     The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the portfolio to differ from the yield calculated on the basis of the average life of the pool. In addition, if the portfolio purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the portfolio.

     Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by the portfolio have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.

     Collateralized Mortgage Obligations. The portfolio may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the

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portfolio may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

     Asset-Backed Securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

REAL ESTATE SECURITIES

     Investing in securities of companies in the real estate industry subjects a portfolio to the risks associated with the direct ownership of real estate. These risks include:

 --   Declines in the value of real estate;      --   Change in zoning laws;
 --   Risks related to general and local         --   Losses due to costs resulting from the
      economic conditions;                       clean-up of environmental problems;
 --   Possible lack of availability of mortgage  --   Liability to third parties for damages
funds;                                           resulting from environmental problems;
 --   Overbuilding;                              --   Casualty or condemnation losses;
 --   Extended vacancies of properties;          --   Limitations on rents;
 --   Increased competition;                     --   Changes in neighborhood values and the
 --   Increases in property taxes and operating  appeal of properties to tenants; and
expenses;                                        --   Changes in interest rates.

     Therefore, for a portfolio investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the portfolio's shares may change at different rates compared to the value of shares of a portfolio with investments in a mix of different industries.

     Securities of companies in the real estate industry include REITs including Equity REITs and Mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or to maintain their exemptions form registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

     In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See "Small and Medium Size Companies" above for a discussion of the risks associated with invests in these companies. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements, than securities of larger issuers.

INDUSTRY OR SECTOR INVESTING

     When a portfolio's investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated portfolios tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a portfolio which invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and others factors affecting that industry or sector.

     Technology Related Risk. A portfolio investing in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of a small or unseason company described above under "Small and Medium Sized Companies."

     Financial Services Industry. A portfolio investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

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     Banking.  Commercial banks (including "money center" regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

     Insurance. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or "junk" bond holdings) and failures of reinsurance carriers.

     Other Financial Services Companies. Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

     Telecommunications. Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

     Health Sciences. Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, the uncertainty of governmental approval of a particular product, product liability or other litigation, patent expirations and the obsolescence of popular products. The prices of the securities of heath sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company's market value or share price.

     Utilities. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. For example, electric utilities in certain markets have experienced financial difficulties recently related to changes in regulations and price volatility in the oil and natural gas markets. Similar difficulties could arise for other types of utilities or in other regions. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

IPOS ("INITIAL PUBLIC OFFERINGS")

     Certain portfolios may invest a portion of their assets in shares of initial public offerings ("IPOs"). IPOs may have a magnified impact on the performance of a portfolio with a small asset base. The impact of IPOs on a portfolio's performance likely will decrease as the portfolio's asset size increases, which could reduce the portfolio's returns. IPOs may not be consistently available to a portfolio for investing, particularly as the portfolio's asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a portfolio may hold IPO shares for a very short period of time. This may increase the turnover of a portfolio and may lead to increased expenses for a portfolio, such as commissions and transaction costs. In

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addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

LIQUIDITY RISK

     A portfolio is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the portfolio's ability to sell particular securities or close derivative positions at an advantageous price. Portfolios with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for portfolios which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

CREDIT AND COUNTERPARTY RISK

     Credit and counterparty risk is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, or a borrower of a portfolio's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

ACTIVE MANAGEMENT RISK

     Most portfolios (other than index funds) are actively managed by their subadvisers. The performance of a portfolio that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving the portfolio's investment objective. If the subadviser's investment strategies do not perform as expected, the portfolio could underperform other mutual funds with similar investment objectives or lose money.

ISSUER RISK

     An issuer of a security purchased by a portfolio may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

DERIVATIVE RISK

     See "Hedging and Other Strategic Transactions" below.

HIGH PORTFOLIO TURNOVER RISK

     A high portfolio turnover rate generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the fund. The portfolio turnover rate of each of the Trust's funds may vary from year to year, as well as within a year. Portfolio turnover rates are set forth in the Financial Highlights included for each fund. See also "Portfolio Turnover" in the Statement of Additional Information.

SHORT SALE RISK

     See "Short Sales" below.

                               ------------------

     Additional risks of investing in the types of securities mentioned above are contained in the Statement of Additional Information.

ADDITIONAL INVESTMENT POLICIES

     Subject to certain restrictions and except as noted below, each of the portfolios of the Trust may use the following investment strategies and purchase the following types of securities. Except in the case of repurchase agreements, the disclosure below does not apply to the American Growth Trust, American International Trust, American Growth-Income Trust, American Bond Trust and American Blue Chip Income and Growth Trust (the "American Funds"). The investment strategies of the underlying master funds for each of these portfolios are set for in the master fund prospectus (the "American Funds Insurance Series" prospectus) which accompanies this prospectus.

LENDING OF PORTFOLIO SECURITIES

     Each portfolio, except each American Fund, may lend its securities so long as such loans do not represent more than 33 1/3% of a portfolio's total assets. As collateral for the lent securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the lent securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the lent securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

WHEN-ISSUED SECURITIES ("FORWARD COMMITMENTS")

     In order to help ensure the availability of suitable securities, each of the portfolios, except each American Fund, may purchase debt or equity securities on a "when-issued" or on a "forward delivery" basis. These terms mean that the obligations will be delivered to the portfolio at a future date, which may be a month or more after the date of commitment. While awaiting delivery of the obligations purchased on such bases, a portfolio will maintain on its record liquid assets equal to the amount of the commitments to purchase when-issued or forward delivery securities. At the time delivery is made, the value of when-issued or forward delivery securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction.

U.S. GOVERNMENT SECURITIES

     Certain of the portfolios may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Banks ("FHLBs") and the Federal Home Loan Mortgage Corporation ("Freddie Mac").

REPURCHASE AGREEMENTS

     Each of the portfolios may enter into repurchase agreements. Repurchase agreements involve the acquisition by a portfolio of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The portfolio's risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchases agreements maturing in more than seven days are deemed to be illiquid.

REVERSE REPURCHASE AGREEMENTS

     Each portfolio of the Trust, except each American Fund, may enter into "reverse" repurchase agreements. Under a reverse repurchase agreement, a portfolio may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The portfolio will maintain on its records liquid assets such as cash, Treasury bills or other U.S. Government Securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a portfolio's net asset value per share, each portfolio will cover the transaction as described above.

FOREIGN REPURCHASE AGREEMENTS

     Certain Trust portfolios may enter into foreign repurchase agreements. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

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

MORTGAGE DOLLAR ROLLS

     Unless otherwise explicitly prohibited in the description of a portfolio, each portfolio of the Trust, except each American Fund, may enter into mortgage dollar rolls. Under a mortgage dollar roll, a portfolio sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

     At the time a portfolio enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash, U.S. Government Securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

     A portfolio may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the portfolio may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a portfolio's net asset value per share, each portfolio will cover the transaction as described above.

WARRANTS

     Unless otherwise explicitly prohibited in the description of a portfolio, each portfolio of the Trust, except each American Fund, may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to the expiration date.

ILLIQUID SECURITIES

     Each portfolio of the Trust is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable, except that the Money Market Trust may not invest in excess of 10% of its net assets in such securities. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, the Trust may be forced to sell them at a discount from the last offer price.

INDEXED/STRUCTURED SECURITIES

     Unless otherwise explicitly prohibited in the description of a portfolio, each of the portfolios of the Trust, except each American Fund, may invest in indexed/structured securities. These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Index/structured securities may have return characteristics similar to direct investments in the underlying instruments. A portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

SHORT SALES

     Certain of the portfolios may make short sales of securities. This means a portfolio may sell a security that it does not own in anticipation of a decline in the market value of the security. The portfolio generally borrows the security to deliver to the buyer in a short sale. The portfolio must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The portfolio must pay the lender interest on the security it borrows, and the portfolio will lose money if the price of the security increases between the time of the short sale and the date when the portfolio replaces the borrowed security. Certain of the portfolios may also make short sales "against the box." In a short sale against the box, at the time of sale, the portfolio owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

     Until a portfolio closes its short position or replaces a borrowed security, the portfolio will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position.

LOAN PARTICIPATIONS

     Certain of the portfolios may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a portfolio purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

                               ------------------

     These investment strategies and securities are described further in the Statement of Additional Information.

HEDGING AND OTHER STRATEGIC TRANSACTIONS

     Individual portfolios may be authorized to use a variety of investment strategies. These strategies will be used primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the portfolio. Hedging refers to protecting against possible changes in the market value of securities a portfolio already owns or plans to buy or protecting unrealized gains in the portfolio. These strategies may also be used to gain exposure to a particular market. The hedging and other strategic transactions which may be used are described below:

      -- exchange-listed and over-the-counter put and call options on securities, financial futures contracts, currencies, fixed income indices and other financial instruments,

      --   financial futures contracts (including stock index futures),

      --   interest rate transactions,*

      --   currency transactions**

      -- Swaps (including interest rate, index, equity, credit default swaps and currency swaps)

      --   Structured notes, including hybrid or "index" securities

Collectively, these transactions are referred to in this Prospectus as "Hedging and Other Strategic Transactions." The description in this Prospectus of each portfolio (including the introductory description under "Investment Objectives and Strategies") indicates which, if any, of these types of transactions may be used by the portfolio.

* A portfolio's interest rate transactions may take the form of swaps, caps, floors and collars.

**A portfolio's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

     Hedging and Other Strategic Transactions may be used for the following purposes:

      -- to attempt to protect against possible changes in the market value of securities held or to be purchased by a portfolio resulting from securities markets or currency exchange rate fluctuations,

      -- to protect a portfolio's unrealized gains in the value of its securities,

      -- to facilitate the sale of a portfolio's securities for investment purposes,

      -- to manage the effective maturity or duration of a portfolio's securities or

      -- to establish a position in the derivatives markets as a method of gaining exposure to a particular market.

      -- to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

The ability of a portfolio to utilize Hedging and Other Strategic Transactions successfully will depend in part on its Subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize Hedging and Other Strategic Transactions are different from those needed to select a portfolio's securities. Even if a Subadviser only use Hedging and Other Strategic Transactions in a portfolio primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a loss to the portfolio. These transactions may also increase the volatility of a portfolio and may involve a small investment of cash relative to the magnitude of the risks assumed. For example, the potential loss from the use of futures can exceed a fund's initial investment in such contracts. In addition, these transactions could result in a loss to the portfolio if the counterparty to the transaction does not perform as promised. A detailed discussion of various Hedging and Other Strategic Transactions, including applicable regulations of the CFTC and the requirement to segregate assets with respect to these transactions, appears in the Statement of Additional Information.

                            MANAGEMENT OF THE TRUST

ADVISORY ARRANGEMENTS

     John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC) (the "Adviser") is the adviser to the Trust. The Adviser is a Delaware limited liability company whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The ultimate controlling parent of the Adviser is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

     The Adviser administers the business and affairs of the Trust. The Adviser also selects, contracts with and compensates Subadvisers to manage the investment and reinvestment of the assets of all portfolios of the Trust. The Adviser does not itself manage any of the Trust portfolio assets but has ultimate responsibility to oversee the Subadvisers. In this connection, the Adviser (i) monitors the compliance of the Subadvisers with the investment objectives and related policies of each portfolio, (ii) reviews the performance of the Subadvisers and (iii) reports periodically on such performance to the Trustees of the Trust.

     A discussion regarding the basis for the Board of Trustees' approval of the advisory agreement for each portfolio of the Trust offered by this Prospectus (except those listed below) is available in the Trust's semi annual report to shareholders for the six month period ended June 30, 2005. A discussion regarding the basis for the Board of Trustees' approval of the advisory agreement for the Index Allocation Trust is available in the Trust's annual report to shareholders for the year ended December 31, 2005. A discussion regarding the basis for the Board of Trustees' approval of the advisory agreement for the Emerging Small Company Trust and the amendment to the advisory agreement for the High Yield Trust, Strategic Bond Trust and U.S. Government Securities Trust will be available in the Trust's semi annual report to shareholders for the year ended June 30, 2006.

     The Trust has received an order from the SEC permitting the Adviser to appoint a Subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by shareholders. The Trust, therefore, is able to change Subadvisers or the fees paid to Subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a Subadviser that is an affiliate of the Adviser or the Trust (other than by reason of serving as Subadviser to a portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

     As compensation for its services, the Adviser receives a fee from the Trust computed separately for each portfolio. On September 22-23, 2005, the Trustees of the Trust approved an amendment to the Trust's advisory agreement changing the method of calculating the advisory fees of most Trust portfolios. This change, which is described below, became effective October 14, 2005.

     Prior to the amendment to the advisory agreement, the advisory fee was stated as an annual percentage of the current value of a Trust portfolio's net assets. Under the advisory agreement as amended, the amount of the advisory fee for most portfolios is determined by applying the daily equivalent of an annual fee rate to the net assets of the portfolio. The annual fee rate is calculated each day by applying the annual percentage rates in the tables below to the applicable portions of Aggregate Net Assets shown in the tables and dividing the sum of the amounts so determined by Aggregate Net Assets. The term Aggregate Net Assets includes the net assets of the portfolio as well as of one or more other portfolios managed by the same subadviser as indicated in the notes to the tables, but only for the period during which the subadviser for the portfolio also serves as the subadviser for the other portfolios.

     Under the advisory agreement, both before and after the amendment, the advisory fee is accrued and paid daily and is calculated for each day by multiplying the daily equivalent of the annual percentage rate for a portfolio by the value of the net assets of the portfolio at the close of business on the previous business day of the Trust.

     The following tables presents a schedule of the management fees each portfolio offered by this Prospectus currently is obligated to pay the Adviser, either as an annual percentage of the current value of the portfolio's net assets or as a percentage of Aggregate Net Assets. For information on the advisory fee for the underlying master fund for each of the American Blue Chip Income and Growth Trust, American Bond Trust, American Growth Trust, American Growth-Income Trust and American International Trust, please refer to the master fund prospectus (the American Funds Insurance Series prospectus) which accompanies this prospectus as well as the disclosure regarding these four portfolios set forth above under "Fees and Expenses for Each Portfolio."

   PORTFOLIOS WHERE NET ASSETS AGGREGATED WITH NET ASSETS OF OTHER PORTFOLIOS
                    FOR PURPOSES OF DETERMINING BREAKPOINTS

                                       FIRST          EXCESS OVER
                                   $500 MILLION     $500 MILLION OF
                                   OF AGGREGATE      AGGREGATE NET
PORTFOLIO                           NET ASSETS           ASSETS
---------                          ------------     ---------------
Emerging Small Company(1)........      0.970%            0.900%*

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Emerging Small Company Trust, a series of the Trust, and the Emerging Small Company Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN             BETWEEN
                                       FIRST        $300 MILLION AND    $500 MILLION AND      EXCESS OVER
                                   $300 MILLION     $500 MILLION OF      $1 BILLION OF       $1 BILLION OF
                                   OF AGGREGATE      AGGREGATE NET       AGGREGATE NET       AGGREGATE NET
PORTFOLIO                           NET ASSETS           ASSETS              ASSETS              ASSETS
---------                          ------------     ----------------    ----------------     -------------
Capital Appreciation(1)..........      0.850%            0.800%              0.700%              0.670%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Capital Appreciation Trust, a series of the Trust, and the Capital Appreciation Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN             BETWEEN             BETWEEN
                                       FIRST        $50 MILLION AND     $200 MILLION AND    $500 MILLION AND     EXCESS OVER
                                    $50 MILLION     $200 MILLION OF     $500 MILLION OF      $1 BILLION OF      $1 BILLION OF
                                   OF AGGREGATE      AGGREGATE NET       AGGREGATE NET       AGGREGATE NET        AGGREGATE
PORTFOLIO                           NET ASSETS           ASSETS              ASSETS              ASSETS          NET ASSETS
---------                          ------------     ---------------     ----------------    ----------------    -------------
All Cap Core(1)..................      0.800%            0.800%              0.800%              0.750%             0.750%
Blue Chip Growth(2)..............      0.825%            0.825%              0.825%              0.825%             0.800%
Dynamic Growth(3)................      0.950%            0.950%              0.950%              0.900%             0.900%
Emerging Growth(4)...............      0.800%            0.800%              0.800%              0.800%             0.800%
Equity-Income(5).................      0.825%            0.825%              0.825%              0.825%             0.800%
Global Allocation(6).............      0.850%            0.850%              0.850%              0.800%             0.800%
High Yield(7)....................      0.700%            0.700%              0.700%              0.650%             0.650%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the All Cap Core Trust, a series of the Trust, and the All Cap Core Fund, a series of John Hancock Funds II, are included.
(2)For purposes of determining Aggregate Net Assets, the net assets of: the Blue Chip Growth Trust, a series of the Trust, and the Blue Chip Growth Fund, a series of John Hancock Funds II, are included.
(3)For purposes of determining Aggregate Net Assets, the net assets of: the Dynamic Growth Trust, a series of the Trust, and the Dynamic Growth Fund, a series of John Hancock Funds II, are included.
(4)For purposes of determining Aggregate Net Assets, the net assets of: the Emerging Growth Trust, a series of the Trust, and the Emerging Growth Fund, a series of John Hancock Funds II, are included.
(5)For purposes of determining Aggregate Net Assets, the net assets of: the Equity-Income Trust, a series of the Trust, and the Equity-Income Fund, a series of John Hancock Funds II, are included.
(6)For purposes of determining Aggregate Net Assets, the net assets of: the Global Allocation Trust, a series of the Trust, and the Global Allocation Fund, a series of John Hancock Funds II, are included.
(7)For purposes of determining Aggregate Net Assets, the net assets of: the High Yield Trust, a series of the Trust, and the High Yield Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN             BETWEEN             BETWEEN
                                       FIRST        $50 MILLION AND     $200 MILLION AND    $500 MILLION AND     EXCESS OVER
                                    $50 MILLION     $200 MILLION OF     $500 MILLION OF      $1 BILLION OF      $1 BILLION OF
                                   OF AGGREGATE      AGGREGATE NET       AGGREGATE NET       AGGREGATE NET        AGGREGATE
PORTFOLIO                           NET ASSETS           ASSETS              ASSETS              ASSETS          NET ASSETS
---------                          ------------     ---------------     ----------------    ----------------    -------------
Health Sciences(1)...............      1.050%            1.050%              1.050%              1.000%             1.000%
International Small Cap(2).......      1.050%            1.050%              0.950%              0.850%             0.850%
International Value(3)...........      0.950%            0.950%              0.850%              0.800%             0.800%
Investment Quality Bond(4).......      0.600%            0.600%              0.600%              0.550%             0.550%
Mid Cap Stock(5).................      0.875%            0.875%              0.850%              0.825%             0.825%
Mid Cap Value(6).................      0.900%            0.900%              0.850%              0.825%             0.825%
Money Market(7)..................      0.500%            0.500%              0.500%              0.470%             0.470%
Natural Resources(8).............      1.050%            1.000%              1.000%              1.000%             1.000%
Pacific Rim(9)...................      0.800%            0.800%              0.800%              0.700%             0.700%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Health Sciences Trust, a series of the Trust, and the Health Sciences Fund, a series of John Hancock Funds II, are included.
(2)For purposes of determining Aggregate Net Assets, the net assets of: the International Small Cap Trust, a series of the Trust, and the International Small Cap Fund, a series of John Hancock Funds II, are included.
(3)For purposes of determining Aggregate Net Assets, the net assets of: the International Value Trust, a series of the Trust, the International Value Fund, a series of John Hancock Funds II, the Global Trust, a series of the Trust and the Global Fund, a series of John Hancock Funds II, are included.
(4)For purposes of determining Aggregate Net Assets, the net assets of: the Investment Quality Bond Trust, a series of the Trust, and the Investment Quality Bond Fund, a series of John Hancock Funds II, are included.
(5)For purposes of determining Aggregate Net Assets, the net assets of: the Mid Cap Stock Trust, a series of the Trust, and the Mid Cap Stock Fund, a series of John Hancock Funds II, are included.
(6)For purposes of determining Aggregate Net Assets, the net assets of: the Mid Cap Value Trust, a series of the Trust, and the Mid Cap Value Fund, a series of John Hancock Funds II, are included.
(7)For purposes of determining Aggregate Net Assets, the net assets of: the Money Market Trust, a series of the Trust, and the Money Market Fund, a series of John Hancock Funds II, are included.
(8)For purposes of determining Aggregate Net Assets, the net assets of: the Natural Resources Trust, a series of the Trust, and the Natural Resources Fund, a series of John Hancock Funds II, are included.
(9)For purposes of determining Aggregate Net Assets, the net assets of: the Pacific Rim Trust, a series of the Trust, and the Pacific Rim Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN             BETWEEN           BETWEEN $500
                                       FIRST        $50 MILLION AND     $200 MILLION AND      MILLION AND        EXCESS OVER
                                    $50 MILLION       $200 MILLION      $500 MILLION OF      $1 BILLION OF      $1 BILLION OF
                                   OF AGGREGATE       OF AGGREGATE       AGGREGATE NET       AGGREGATE NET        AGGREGATE
PORTFOLIO                           NET ASSETS         NET ASSETS            ASSETS              ASSETS          NET ASSETS
---------                          ------------     ---------------     ----------------     -------------      -------------
Quantitative All Cap(1)..........      0.750%            0.700%              0.700%              0.700%             0.700%
Quantitative Mid Cap(2)..........      0.750%            0.750%              0.650%              0.650%             0.650%
Real Estate Securities(3)........      0.700%            0.700%              0.700%              0.700%             0.700%
Science & Technology(4)..........      1.050%            1.050%              1.050%              1.000%             1.000%
Small Cap(5).....................      0.850%            0.850%              0.850%              0.850%             0.850%
Small Cap Opportunities(6).......      1.000%            1.000%              1.000%              0.950%             0.950%
Small Company Value(7)...........      1.050%            1.050%              1.050%              1.000%             1.000%
Special Value(8).................      1.000%            1.000%              1.000%              0.950%             0.950%
Strategic Bond(9)................      0.700%            0.700%              0.700%              0.650%             0.650%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Quantitative All Cap Trust, a series of the Trust, and the Quantitative All Cap Fund, a series of John Hancock Funds II, are included.
(2)For purposes of determining Aggregate Net Assets, the net assets of: the Quantitative Mid Cap Trust, a series of the Trust, and the Quantitative Mid Cap Fund, a series of John Hancock Funds II, are included.
(3)For purposes of determining Aggregate Net Assets, the net assets of: the Real Estate Securities Trust, a series of the Trust, and the Real Estate Fund, a series of John Hancock Funds II, are included.
(4)For purposes of determining Aggregate Net Assets, the net assets of: the Science & Technology Trust, a series of the Trust, and the Science & Technology Fund, a series of John Hancock Funds II, are included.

(5)For purposes of determining Aggregate Net Assets, the net assets of: the Small Cap Trust, a series of the Trust, and the Small Cap Fund, a series of John Hancock Funds II, are included.
(6)For purposes of determining Aggregate Net Assets, the net assets of: the Small Cap Opportunities Trust, a series of the Trust, and the Small Cap Opportunities Fund, a series of John Hancock Funds II, are included.
(7)For purposes of determining Aggregate Net Assets, the net assets of: the Small Company Value Trust, a series of the Trust, and the Small Company Value Fund, a series of John Hancock Funds II, are included.
(8)For purposes of determining Aggregate Net Assets, the net assets of: the Special Value Trust, a series of the Trust, and the Special Value Fund, a series of John Hancock Funds II, are included.
(9)For purposes of determining Aggregate Net Assets, the net assets of: the Strategic Bond Trust, a series of the Trust, and the Strategic Bond Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN             BETWEEN             BETWEEN
                                       FIRST        $50 MILLION AND     $250 MILLION AND    $500 MILLION AND     EXCESS OVER
                                    $50 MILLION     $250 MILLION OF     $500 MILLION OF      $1 BILLION OF      $1 BILLION OF
                                   OF AGGREGATE      AGGREGATE NET       AGGREGATE NET       AGGREGATE NET        AGGREGATE
PORTFOLIO                           NET ASSETS           ASSETS              ASSETS              ASSETS          NET ASSETS
---------                          ------------     ---------------     ----------------    ----------------    -------------
All Cap Value(1).................      0.850%            0.850%              0.800%              0.750%             0.750%
Financial Services(2)............      0.850%            0.800%              0.800%              0.750%             0.750%
Fundamental Value(3).............      0.850%            0.800%              0.800%              0.750%             0.750%
Large Cap(4).....................      0.850%            0.850%              0.800%              0.750%             0.750%
Mid Cap Index(5).................      0.490%            0.490%              0.480%              0.460%             0.460%
Small Cap Index(6)...............      0.490%            0.490%              0.480%              0.460%             0.460%
Total Stock Market Index(7)......      0.490%            0.490%              0.480%              0.460%             0.460%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the All Cap Value Trust, a series of the Trust, and the All Cap Value Fund, a series of John Hancock Funds II, are included.
(2)For purposes of determining Aggregate Net Assets, the net assets of: the Financial Services Trust, a series of the Trust, and the Financial Services Fund, a series of John Hancock Funds II, are included.
(3)For purposes of determining Aggregate Net Assets, the net assets of: the Fundamental Value Trust, a series of the Trust, and the Fundamental Value Fund, a series of John Hancock Funds II, are included.
(4)For purposes of determining Aggregate Net Assets, the net assets of: the Large Cap Trust, a series of the Trust, and the Large Cap Fund, a series of John Hancock Funds II, are included.
(5)For purposes of determining Aggregate Net Assets, the net assets of: the Mid Cap Index Trust, a series of the Trust, and the Mid Cap Index Fund, a series of John Hancock Funds II, are included.
(6)For purposes of determining Aggregate Net Assets, the net assets of: the Small Cap Index Trust, a series of the Trust, and the Small Cap Index Fund, a series of John Hancock Funds II, are included.
(7)For purposes of determining Aggregate Net Assets, the net assets of: the Total Stock Market Index Trust, a series of the Trust, and the Total Stock Market Index Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN             BETWEEN
                                       FIRST        $500 MILLION AND     $1 BILLION AND       EXCESS OVER
                                   $500 MILLION      $1 BILLION OF      $2.5 BILLION OF       $2.5 BILLION
                                   OF AGGREGATE      AGGREGATE NET       AGGREGATE NET        OF AGGREGATE
PORTFOLIO                           NET ASSETS           ASSETS              ASSETS            NET ASSETS
---------                          ------------     ----------------    ---------------       ------------
U.S. Multi Sector(1).............      0.780%            0.760%              0.750%              0.740%

(1)For purposes of determining Aggregate Net Assets, the net assets of the U.S. Multi Sector Trust, a series of the Trust, and the U.S. Multi Sector Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN             BETWEEN             BETWEEN
                                      FIRST         $50 MILLION AND     $200 MILLION AND    $500 MILLION AND      EXCESS OVER
                                 $50 MILLION OF     $200 MILLION OF     $500 MILLION OF      $1 BILLION OF       $1 BILLION OF
                                    AGGREGATE          AGGREGATE           AGGREGATE           AGGREGATE           AGGREGATE
PORTFOLIO                          NET ASSETS          NET ASSETS          NET ASSETS          NET ASSETS         NET ASSETS
---------                        --------------     ---------------     ----------------    ----------------     -------------
U.S. Government
  Securities(1)................       0.620%             0.620%              0.620%              0.550%              0.550%
U.S. High Yield Bond(2)........       0.750%             0.750%              0.720%              0.720%              0.720%
Value(3).......................       0.750%             0.750%              0.725%              0.650%              0.650%
500 Index(4)...................       0.470%             0.470%              0.470%              0.460%              0.460%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the U.S. Government Securities Trust, a series of the Trust, and the U.S. Government Securities Fund, a series of John Hancock Funds II, are included.

(2)For purposes of determining Aggregate Net Assets, the net assets of: the U.S. High Yield Bond Trust, a series of the Trust, and the U.S. High Yield Bond Fund, a series of John Hancock Funds II, are included.
(3)For purposes of determining Aggregate Net Assets, the net assets of: the Value Trust, a series of the Trust, and the Value Fund, a series of John Hancock Funds II, are included.
(4)For purposes of determining Aggregate Net Assets, the net assets of: the 500 Index Trust, a series of the Trust, and the 500 Index Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN
                                      FIRST         $500 MILLION AND      EXCESS OVER
                                 $500 MILLION OF     $1 BILLION OF       $1 BILLION OF
                                    AGGREGATE          AGGREGATE           AGGREGATE
PORTFOLIO                          NET ASSETS          NET ASSETS          NET ASSETS
---------                        ---------------    ----------------     -------------
Quantitative Value(1)..........       0.700%             0.650%              0.600%
Strategic Income(2)............       0.725%             0.650%              0.650%
U.S. Global Leaders
  Growth(3)....................      0.7125%             0.675%              0.675%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Quantitative Value Trust, a series of the Trust, and the Quantitative Value Fund, a series of John Hancock Funds II, are included.
(2)For purposes of determining Aggregate Net Assets, the net assets of: the Strategic Income Trust, a series of the Trust, and the Strategic Income Fund, a series of John Hancock Funds II, are included.
(3)For purposes of determining Aggregate Net Assets, the net assets of: the U.S. Global Leaders Growth Trust, a series of the Trust, and the U.S. Global Leaders Growth Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN             BETWEEN             BETWEEN
                                      FIRST         $100 MILLION AND    $200 MILLION AND    $500 MILLION AND      EXCESS OVER
                                 $100 MILLION OF    $200 MILLION OF     $500 MILLION OF      $1 BILLION OF       $1 BILLION OF
                                    AGGREGATE          AGGREGATE           AGGREGATE           AGGREGATE           AGGREGATE
PORTFOLIO                          NET ASSETS          NET ASSETS          NET ASSETS          NET ASSETS         NET ASSETS
---------                        ---------------    ----------------    ----------------    ----------------     -------------
International Equity Index
  A(1).........................       0.550%             0.530%              0.530%              0.530%              0.530%
Small Cap Growth(2)............       1.100%             1.050%              1.050%              1.050%              1.050%
Small Cap Value(3).............       1.100%             1.050%              1.050%              1.050%              1.050%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the International Equity Index Trust A, a series of the Trust, and the International Equity Index Fund A, a series of John Hancock Funds II, are included.
(2)For purposes of determining Aggregate Net Assets, the net assets of: the Small Cap Growth Trust, a series of the Trust, and the Small Cap Growth Fund, a series of John Hancock Funds II, are included.
(3)For purposes of determining Aggregate Net Assets, the net assets of: the Small Cap Value Trust, a series of the Trust, and the Small Cap Value Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN             BETWEEN             BETWEEN
                                      FIRST         $300 MILLION AND    $600 MILLION AND    $900 MILLION AND      EXCESS OVER
                                 $300 MILLION OF    $600 MILLION OF     $900 MILLION OF     $1.5 BILLION OF     $1.5 BILLION OF
                                    AGGREGATE          AGGREGATE           AGGREGATE           AGGREGATE           AGGREGATE
PORTFOLIO                          NET ASSETS          NET ASSETS          NET ASSETS          NET ASSETS         NET ASSETS
---------                        ---------------    ----------------    ----------------    ----------------    ---------------
Strategic Value(1).............       0.850%             0.825%              0.800%              0.775%              0.700%
Utilities(2)...................       0.850%             0.825%              0.800%              0.775%              0.700%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Strategic Value Trust, a series of the Trust, and the Strategic Value Fund, a series of John Hancock Funds II, are included.
(2)For purposes of determining Aggregate Net Assets, the net assets of: the Utilities Trust, a series of the Trust, and the Utilities Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN
                                      FIRST         $200 MILLION AND      EXCESS OVER
                                 $200 MILLION OF    $400 MILLION OF     $400 MILLION OF
                                    AGGREGATE          AGGREGATE           AGGREGATE
PORTFOLIO                          NET ASSETS          NET ASSETS        NET ASSETS(10)
---------                        ---------------    ----------------    ---------------
Core Bond(1)...................       0.690%             0.640%              0.600%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Core Bond Trust, a series of the Trust, and the Core Bond Fund, a series of John Hancock Funds II, are included.

                                      FIRST           EXCESS OVER
                                 $350 MILLION OF    $350 MILLION OF
                                    AGGREGATE          AGGREGATE
PORTFOLIO                          NET ASSETS          NET ASSETS
---------                        ---------------    ---------------
Core Equity(1).................       0.850%             0.750%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Core Equity Trust, a series of the Trust, and the Core Equity Fund, a series of John Hancock Funds II, are included.

                                      FIRST           EXCESS OVER
                                  $1 BILLION OF      $1 BILLION OF
                                    AGGREGATE          AGGREGATE
PORTFOLIO                          NET ASSETS          NET ASSETS
---------                         -------------      -------------
Global(1)......................       0.850%             0.800%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Global Trust, a series of the Trust, the Global Fund, a series of John Hancock Funds II, the International Value Trust, a series of the Trust, and the International Value Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN
                                      FIRST         $100 MILLION AND      EXCESS OVER
                                 $100 MILLION OF     $1 BILLION OF       $1 BILLION OF
                                    AGGREGATE          AGGREGATE           AGGREGATE
PORTFOLIO                          NET ASSETS          NET ASSETS          NET ASSETS
---------                        ---------------    ----------------     -------------
International Core(1)(formerly,
  International Stock).........       0.920%             0.895%              0.880%

(1)For the purposes of determining Aggregate Net Assets, the assets of the International Core Trust, a series of John Hancock Trust, the assets of the International Core Fund, a series of John Hancock Funds III, and the assets of the International Core Fund (formerly, the International Stock Fund), a series of John Hancock Funds II, are included.

                                                        BETWEEN
                                      FIRST         $750 MILLION AND      EXCESS OVER
                                 $750 MILLION OF    $1.5 BILLION OF     $1.5 BILLION OF
                                    AGGREGATE          AGGREGATE           AGGREGATE
PORTFOLIO                          NET ASSETS          NET ASSETS          NET ASSETS
---------                        ---------------    ----------------    ---------------
International
  Opportunities(1).............       0.900%             0.850%              0.800%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the International Opportunities Trust, a series of the Trust, and the International Opportunities Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN             BETWEEN
                                      FIRST         $100 MILLION AND    $300 MILLION AND      EXCESS OVER
                                 $100 MILLION OF    $300 MILLION OF     $500 MILLION OF     $500 MILLION OF
                                    AGGREGATE          AGGREGATE           AGGREGATE           AGGREGATE
PORTFOLIO                          NET ASSETS          NET ASSETS          NET ASSETS          NET ASSETS
---------                        ---------------    ----------------    ----------------    ---------------
Large Cap Value(1).............       0.850%             0.850%              0.825%              0.800%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Large Cap Value Trust, a series of the Trust, and the Large Cap Value Fund, a series of John Hancock Funds II, are included.

                                      FIRST           EXCESS OVER
                                 $125 MILLION OF    $125 MILLION OF
                                    AGGREGATE          AGGREGATE
PORTFOLIO                          NET ASSETS          NET ASSETS
---------                        ---------------    ---------------
Small Company(1)...............       1.050%             1.000%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Small Company Trust, a series of the Trust, and the Small Company Fund, a series of John Hancock Funds II, are included.

                                      FIRST           EXCESS OVER
                                 $7.5 BILLION OF    $7.5 BILLION OF
                                    AGGREGATE          AGGREGATE
PORTFOLIO                         NET ASSETS(1)      NET ASSETS(1)
---------                        ---------------    ---------------
Lifestyle Aggressive...........       0.050%             0.040%
Lifestyle Growth...............       0.050%             0.040%
Lifestyle Balanced.............       0.050%             0.040%
Lifestyle Moderate.............       0.050%             0.040%
Lifestyle Conservative.........       0.050%             0.040%

(1)For purposes of determining Aggregate Net Assets, the net assets of:
Lifestyle Aggressive Trust, Lifestyle Growth Trust, Lifestyle Balanced Trust, Lifestyle Moderate Trust, and Lifestyle Conservative Trust, each a series of John Hancock Trust and Lifestyle Aggressive Fund, Lifestyle Growth Fund, Lifestyle Balanced Fund, Lifestyle Moderate Fund, Lifestyle Conservative Fund, each a series of John Hancock Funds II, are included.

  PORTFOLIOS WHERE NET ASSETS NOT AGGREGATED WITH NET ASSETS OTHER PORTFOLIOS
                    FOR PURPOSES OF DETERMINING BREAKPOINTS

                                     ALL ASSET
PORTFOLIO                             LEVELS
---------                            ---------
Active Bond.....................       0.600%
Global Bond.....................       0.700%
Real Return Bond................       0.700%
Total Return....................       0.700%
Classic Value...................       0.800%
Index Allocation................      -0.050%

                                                        BETWEEN             BETWEEN             BETWEEN
                                      FIRST         $50 MILLION AND     $200 MILLION AND    $500 MILLION AND      EXCESS OVER
                                 $50 MILLION OF     $200 MILLION OF     $500 MILLION OF      $1 BILLION OF       $1 BILLION OF
                                    AGGREGATE          AGGREGATE           AGGREGATE           AGGREGATE           AGGREGATE
PORTFOLIO                          NET ASSETS          NET ASSETS          NET ASSETS          NET ASSETS         NET ASSETS
---------                        --------------     ---------------     ----------------    ----------------     -------------
All Cap Growth.................       0.850%             0.850%              0.850%              0.825%              0.800%
U.S. Large Cap.................       0.825%             0.825%              0.825%              0.825%              0.800%
Strategic Opportunities........       0.800%             0.800%              0.800%              0.800%              0.800%

                                                        BETWEEN             BETWEEN             BETWEEN
                                      FIRST         $10 MILLION AND     $50 MILLION AND     $200 MILLION AND      EXCESS OVER
PORTFOLIO                          $10 MILLION        $50 MILLION         $200 MILLION        $500 MILLION       $500 MILLION
---------                          -----------      ---------------     ---------------     ----------------     ------------
Mid Cap Core...................       0.950%             0.900%              0.875%              0.850%              0.825%

                                                        BETWEEN             BETWEEN             BETWEEN
                                      FIRST         $50 MILLION AND     $200 MILLION AND    $500 MILLION AND      EXCESS OVER
PORTFOLIO                          $50 MILLION        $200 MILLION        $500 MILLION         $1 BILLION         $1 BILLION
---------                          -----------      ---------------     ----------------    ----------------      -----------
Income & Value.................       0.800%             0.800%              0.800%              0.750%              0.750%

                                U.S. CORE TRUST
                       (formerly, Growth & Income Trust)

                                                        BETWEEN             BETWEEN
                                      FIRST         $500 MILLION AND     $1 BILLION AND        EXCESS OF
                                 $500 MILLION OF     $1 BILLION OF      $2.5 BILLION OF     $2.5 BILLION OF
                                    AGGREGATE          AGGREGATE           AGGREGATE           AGGREGATE
PORTFOLIO                          NET ASSETS*        NET ASSETS*         NET ASSETS*         NET ASSETS*
---------                        ---------------    ----------------    ---------------     ---------------
U.S. Core Trust................       0.780%             0.760%              0.750%              0.740%

*For the purposes of determining Aggregate Net Assets, the following net assets are included:
(a) the U.S. Core Trust, a series of John Hancock Trust,
(c) that portion of the net assets of the Managed Trust, a series of John Hancock Trust, that is managed by GMO.
(d) U.S. Core Fund, a series of John Hancock Funds III
(e) Growth & Income Fund, a series of John Hancock Funds II
(f) that portion of the net assets of the Managed Fund, a series of John Hancock Funds II, that is managed by GMO.

     The following table presents the investment advisory fee paid by each portfolio of the Trust for the year ended December 31, 2005.

                                                                ADVISORY FEE AS A
PORTFOLIO                                                         DOLLAR AMOUNT
---------                                                       -----------------
500 Index Trust.............................................      $  5,528,545
Active Bond Trust*..........................................         8,939,172
Aggressive Growth Trust*....................................                NA
All Cap Core Trust..........................................         1,902,798
All Cap Growth Trust........................................         4,969,132
All Cap Value Trust.........................................         3,232,395
American Blue Chip Income and Growth Trust..................                NA
American Bond Trust.........................................                NA
American Growth Trust.......................................                NA
American Growth-Income Trust................................                NA
American International Trust................................                NA
Blue Chip Growth Trust......................................        17,653,311
Capital Appreciation Trust..................................         2,574,514
Classic Value Trust.........................................           171,189
Core Bond Trust.............................................         1,025,760
Core Equity Trust...........................................         4,052,636
Diversified Bond Trust*.....................................                NA
Dynamic Growth Trust........................................         1,617,232
Emerging Growth Trust.......................................         1,651,002
Emerging Small Company Trust................................         4,540,570
Equity Index Trust*.........................................                NA
Equity-Income Trust.........................................        18,776,556
Financial Services Trust....................................         1,060,684
Fundamental Value Trust.....................................         7,610,909
Global Trust (formerly Global Equity Trust).................         3,031,854
Global Allocation Trust.....................................         1,484,826
Global Bond Trust...........................................         6,283,587
U.S. Core Trust (formerly, Growth & Income Trust)...........         8,444,839
Health Sciences Trust.......................................         2,148,480
High Yield Trust............................................         9,837,898
Income & Value Trust........................................         5,073,198
International Equity Index Trust A..........................           489,900
International Opportunities Trust...........................         2,249,136
International Small Cap Trust...............................         5,159,926
International Core Trust (formerly, International Stock
  Trust)....................................................         6,442,455
International Value Trust...................................        10,236,581
Investment Quality Bond Trust...............................         2,554,482
Large Cap Trust.............................................           685,053
Large Cap Growth Trust......................................         4,571,869
Large Cap Value Trust.......................................         1,869,079
Lifestyle Aggressive Trust..................................           356,179
Lifestyle Balanced Trust....................................         2,263,005
Lifestyle Conservative Trust................................           326,399
Lifestyle Growth Trust......................................         2,218,616
Lifestyle Moderate Trust....................................           651,563
Mid Cap Core Trust..........................................         1,406,820
Mid Cap Index Trust.........................................         1,272,121

                                                                ADVISORY FEE AS A
PORTFOLIO                                                         DOLLAR AMOUNT
---------                                                       -----------------
Mid Cap Stock Trust.........................................      $  6,855,294
Mid Cap Value Trust.........................................         5,825,921
Money Market Trust..........................................        10,844,737
Natural Resources Trust.....................................         6,966,033
Pacific Rim Trust (formerly, Pacific Rim Emerging Markets
  Trust)....................................................           931,033
Quantitative All Cap Trust..................................         2,129,616
Quantitative Mid Cap Trust..................................           890,044
Quantitative Value Trust....................................         2,095,251
Real Estate Securities Trust................................         7,953,455
Real Return Bond Trust......................................         4,301,354
Science & Technology Trust..................................         4,974,691
Small Cap Trust.............................................         1,157,054
Small Cap Growth Trust......................................         2,355,220
Small Cap Value Trust.......................................         2,720,962
Small Cap Index Trust.......................................         1,206,536
Small Cap Opportunities Trust...............................         3,676,573
Small Company Blend Trust*..................................                NA
Small Company Trust.........................................           830,515
Small Company Value Trust...................................         7,457,013
Special Value Trust.........................................           489,398
Strategic Bond Trust........................................         6,437,799
Strategic Growth Trust*.....................................                NA
Strategic Income Trust......................................           186,613
Strategic Opportunities Trust...............................         3,609,519
Strategic Value Trust.......................................         1,401,132
Total Return Trust..........................................        10,278,843
Total Stock Market Index Trust..............................         1,570,595
U.S. Global Leaders Growth Trust............................         2,095,437
U.S. Government Securities Trust............................         3,951,607
U.S. Large Cap Trust (formerly, U.S. Large Cap Value
  Trust)....................................................         5,515,641
U.S. Multi Sector Trust.....................................         1,016,405
Utilities Trust.............................................         1,034,470
Value Trust.................................................         2,168,619
Total for all Portfolios covered by this Prospectus.........      $277,291,651

*On April 29, 2005, the following portfolio combinations occurred:

ACQUIRED PORTFOLIO                           ACQUIRING PORTFOLIO
------------------                           -------------------
Aggressive Growth Trust                Mid Cap Stock Trust
Diversified Bond Trust                 Active Bond Trust
Overseas Trust                         International Value Trust
Small Company Blend Trust              Small Cap Opportunities Trust
Strategic Growth Trust                 U.S. Global Leaders Growth Trust

ADVISORY FEE WAIVERS AND EXPENSE REIMBURSEMENTS

     Advisory Fee Waiver for All Portfolios of the Trust Except Those Noted Below. Effective January 1, 2006, the Adviser has agreed to waive its management fee for certain portfolios of the Trust or otherwise reimburse the expenses of those portfolios (the "Participating Portfolios") as set forth below (the "Reimbursement"). The Participating Portfolios include all portfolios of the Trust covered by this Prospectus except the following:

     The five Lifestyle Trusts

     American Bond Trust

     American Growth Trust

     American International Trust

     American Blue Chip Income and Growth Trust

     American Growth-Income Trust

     Index Allocation Trust

     The Reimbursement will equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $50 billion. The amount of the Reimbursement will be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each portfolio. The Reimbursement may be terminated or modified at any time by the Adviser upon notice to the Trust and approval of the Board of Trustees of the Trust.

Blue Chip Growth, Equity-Income, Health Sciences, Mid Value, Science & Technology and Small Company Value.

     T. Rowe Price has voluntarily agreed to waive a portion of its subadvisory fee for the Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust, Small Company Value Trust, Spectrum Income Trust and Real Estate Equity Trust. This waiver is based on the combined average daily net assets of these portfolios and the following funds of John Hancock Funds II: Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science & Technology Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund (collectively, the "T. Rowe Portfolios").

     The percentage fee reduction is as follows:

COMBINED AVERAGE DAILY NET ASSETS OF THE T. ROWE PORTFOLIOS        FEE REDUCTION
-----------------------------------------------------------     --------------------
                                                                (AS A PERCENTAGE OF
                                                                THE SUBADVISORY FEE)
First $750 million..........................................            0.00%
Over $750 million...........................................             5.0%

     Effective November 1, 2006, the percentage reduction will be as follows:

COMBINED AVERAGE DAILY NET ASSETS OF THE T. ROWE PORTFOLIOS        FEE REDUCTION
-----------------------------------------------------------     --------------------
                                                                (AS A PERCENTAGE OF
                                                                THE SUBADVISORY FEE)
First $750 million..........................................            0.00%
Next $750 million...........................................             5.0%
Excess over $1.5 billion....................................             7.5%

     The Adviser has also voluntarily agreed to reduce the advisory fee for each
T. Rowe Portfolio by the amount that the subadvisory fee is reduced.

     This voluntary fee waiver may be terminated at any time by T. Rowe Price or the Adviser.

     Global and International Value Trusts. Effective December 9, 2003, due to a decrease in the subadvisory fees for the Global Trust and the International Value Trust, the Adviser voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for each such portfolio does not exceed 0.35% (0.45% effective April 29, 2005) of the portfolio's average net assets. These advisory fee waivers may be terminated at any time.

     Financial Services and Fundamental Value Trusts. The advisory fees for the Financial Services Trust and the Fundamental Value Trust currently are as follows:

                                                                               BETWEEN
                                                                             $50 MILLION
                                                               FIRST $50         AND         EXCESS OVER
PORTFOLIO                                                      MILLION*     $500 MILLION*   $500 MILLION*
---------                                                     -----------   -------------   -------------
Financial Services..........................................     0.90%           0.85%          0.80%
Fundamental Value...........................................     0.90%           0.85%          0.80%

*as a percentage of average annual net assets.

     For periods prior to October 14, 2005, the Adviser voluntarily agreed to reduce its advisory fee for the Financial Services and Fundamental Value Trusts to the amounts shown below. These advisory fee waivers could be terminated at any time.

                                                                                BETWEEN
                                                                              $50 MILLION
                                                               FIRST $50          AND         EXCESS OVER
PORTFOLIO                                                       MILLION*     $500 MILLION*   $500 MILLION*
---------                                                     ------------   -------------   -------------
Financial Services..........................................      0.85%          0.80%           0.75%
Fundamental Value...........................................      0.85%          0.80%           0.75%

*as a percentage of average annual net assets.

     Effective October 14, 2005, the advisory fees for the Financial Services Trust and the Fundamental Value Trust were lowered to the rates for the voluntary advisory fee waiver set forth above and the voluntary advisory fee waiver was eliminated. In addition, the administrative service agreement between the Adviser and Davis Selected Advisers, L.P. ("Davis"), the subadviser to these funds, whereby Davis paid the Adviser 0.05% of the average annual net assets of each of these funds (on an annualized basis) to defray a portion of the expense of providing continuing administrative services and investor support services to the Funds, was eliminated.

     All Portfolios Offered by this Prospectus Except the Lifestyle Trusts, Index Allocation Trust, American Bond Trust, American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust and American Growth-Income Trust (the "Excluded Portfolios"). The Adviser has agreed to reduce its advisory fee for a class of shares of a portfolio of the Trust in an amount equal to the amount by which the Expenses of such class of the portfolio exceed the Expense Limit set forth below and, if necessary, to remit to that class of the portfolio an amount necessary to ensure that such Expenses do not exceed that Expense Limit. "Expenses" means all the expenses of a class of a portfolio excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) transfer agency fees and service fees, (d) blue sky fees, (e) taxes, (f) portfolio brokerage commissions, (g) interest, and (h) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business.

EXPENSE LIMIT (AS A PERCENTAGE OF THE AVERAGE ANNUAL NET ASSETS OF THE PORTFOLIO ATTRIBUTABLE TO THE CLASS)

     - 0.050% in the case of the International Index Trust A and the 500 Index Trust,
     - 0.075% in the case of the Small Cap Index Trust, the Mid Cap Index Trust and the Total Stock Market Index Trust,
     - 0.75% in the case of the International Opportunities Trust, International Small Cap Trust, Global Trust, Global Bond Trust, International Value Trust, International Core Trust and Pacific Rim Trust,
     - 0.50% in the case of all other portfolios except the Excluded Portfolios noted above.

     These expense limitations will continue in effect unless otherwise terminated by the Adviser upon notice to the Trust. These voluntary expense limitation may be terminated any time.

     Index Allocation Trust. The Adviser has contractually agreed to reimburse expenses of the Index Allocation Trust that exceed 0.02% of the average annual net assets of the Index Allocation Trust (other than the Rule 12b-1 fees, class specific expenses (such as blue sky and transfer agency fees) and Underlying Portfolios expenses) until May 1, 2007. This reimbursement may be terminated any time after May 1, 2007.

SUBADVISORY ARRANGEMENTS

     Under the terms of each of the Subadvisory Agreements, the Subadviser manages the assets of the assigned portfolios, subject to the supervision of the Adviser and the Trustees of the Trust. The Subadviser formulates a continuous investment program for each such portfolio consistent with its investment objectives and policies outlined in this Prospectus. Each Subadviser regularly reports to the Adviser and the Trustees of the Trust with respect to the implementation of such programs.

     A discussion regarding the basis for the Board of Trustees' approval of each subadvisory agreement (except those noted below) is available in the Trust's semi annual report to shareholders for the six month period ended June 30, 2005. A discussion regarding the basis for the Board of Trustees' approval of the subadvisory agreements for the Index Allocation Trust is available in the Trust's annual report to shareholders for the year ended December 31, 2005. A discussion regarding the basis for the Board of Trustees' approval of the subadvisory agreements for the Emerging Growth Trust, Emerging Small Company Trust, High Yield Trust, Strategic Bond Trust and U.S. Government Securities Trust and the Sub-Subadvisory Agreement for the Real Estate Securities Trust will be available in the Trust's semi annual report to shareholders for the year ended June 30, 2006.

                      MULTICLASS PRICING; RULE 12B-1 PLANS

MULTIPLE CLASSES OF SHARES

     The Trust may issue five classes of shares, NAV Shares, Series I shares (formerly referred to as Class A shares), Series II shares (formerly referred to as Class B shares), Series III (also referred to as "Class R shares") and Series IIIA shares (for the Lifestyle Trusts only). Each class of shares is the same except for differences in class expenses, including different Rule 12b-1 fees, and voting rights.

     The expenses of each portfolio of the Trust are borne by its Series I, Series II, Series III, Series IIIA and NAV shares (as applicable) based on the net assets of the portfolio attributable to shares of each class. Notwithstanding the foregoing, "class expenses" are allocated to each class. "Class expenses" for each portfolio include the Rule 12b-1 fees (if any) paid with respect to a class and other expenses which the Adviser to each portfolio determines are properly allocable to a particular class. The Adviser will make such allocations in such manner and using such methodology as it determines to be reasonably appropriate. The Adviser's determination is subject to ratification or approval by the Board. The kinds of expenses that the Adviser may determine are properly allocable to a particular class include the following: (i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or owners of contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies; (ii) professional fees relating solely to such class;
(iii) Trustees' fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a particular class.

     All shares of each portfolio have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.

RULE 12B-1 PLANS

     NAV shares are not subject to a Rule 12b-1 fee.

     Series I shares of each portfolio are subject to a Rule 12b-1 fee of .05% of Series I share average daily net assets except as follows:

      -- American Growth Trust, American International Trust, American Growth-Income Trust, American Bond Trust and American Blue Chip Income and Growth Trust are subject to a Rule 12b-1 fee of .35%. In addition, each master fund pays a Rule 12b-1 fee of .25% of average annual net assets of the master fund.

     Series II shares of each portfolio are subject to a Rule 12b-1 fee of up to ..25% of Series II share average daily net assets except as follows:

      -- American Growth Trust, American International Trust, American Growth-Income Trust, American Bond Trust and American Blue Chip Income and Growth Trust are subject to a Rule 12b-1 fee of .50%. In addition, each master fund pays a Rule 12b-1 fee of .25% of average annual net assets of the master fund.

     Rule 12b-1 fees will be paid to the Trust's Distributor, John Hancock Distributors, LLC (formerly, Manulife Financial Securities LLC), or any successor thereto.

     To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

          (i) for any expenses relating to the distribution of the shares of the class,

          (ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and

          (iii) for the payment of "service fees" that come within Rule 2830(d)(5) of the Rules of Fair Practice of the National Association of Securities Dealers, Inc.

     Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a portfolio to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the portfolio serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with the Trust's investment adviser and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

     Rule 12b-1 fees are paid out of a portfolio's assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a portfolio and may, over time, be greater than other types of sales charges.

                              GENERAL INFORMATION

TAXES

     The following is a summary of some important tax issues that affect the Trust and the Portfolios. The summary is based on current tax laws which may be changed by legislative, judicial or administrative action (possibly with retroactive effect). You should not consider this to be a detailed description of the tax treatment of the Trust or the Portfolios. More information about taxes is located in the Statement of Additional Information under the heading -- "Additional Information Concerning Taxes". YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES AND THEIR IMPACT ON YOUR PERSONAL TAX LIABILITY.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY
DIVERSIFICATION REQUIREMENTS APPLICABLE TO INSURANCE COMPANY SEPARATE ACCOUNTS

     The Trust intends to take the steps necessary to qualify each portfolio as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and believes that each portfolio will so qualify. As a result of qualifying as a regulated investment company, each portfolio will not be subject to U.S. Federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year. Net investment income is defined as investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid and excluding net capital gains. Net capital gain is defined as the excess of its net realized long-term capital gain over its net realized short-term capital loss. Each portfolio is subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of ordinary income and capital gain net income. To the extent possible, each portfolio intends to make sufficient distributions to avoid the application of both corporate income and excise taxes.

     Because the Trust complies with the ownership restrictions of Treas. Reg.
Section 1.817-5(f), Rev. Rul. 81-225, Rev. Rul. 2003-91, and Rev. Rul. 2003-92
(no direct ownership by the public), the Trust expects each insurance company separate account to be treated as owning (as a separate investment) its proportionate share of each asset of any portfolio in which it invests, provided that the portfolio qualifies as a regulated investment company. Therefore, each portfolio intends to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a portfolio may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

     If a portfolio failed to qualify as a regulated investment company, owners of contracts based on the portfolio:

      -- would be treated as owning shares of the portfolio (rather than their proportionate share of the assets of such portfolio) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and

      -- the portfolio would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification.

     In addition, if a portfolio failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the portfolio might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the Subadvisers and it is intended that the portfolios will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Subadvisers might otherwise believe to be desirable.

FOREIGN INVESTMENTS

     Portfolios investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. The investment yield of any portfolio that invests in foreign securities or currencies will be reduced by these foreign taxes. The foreign tax credit, if any, allowable with respect to such foreign taxes will not benefit owners of variable annuity or variable life insurance contracts who allocate investments to a portfolio of the Trust.

TAX IMPLICATIONS FOR INSURANCE CONTRACTS WITH INVESTMENTS ALLOCATED TO THE TRUST

     For information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a portfolio of the Trust, please refer to the prospectus for the contract.

                               ------------------

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. The Code and Regulations are subject to change, possibly with retroactive effect. See "Additional Information Concerning Taxes" in the Statement of Additional Information for additional information on taxes.

DIVIDENDS

     The Trust intends to declare as dividends substantially all of the net investment income, if any, of each portfolio. Dividends from the net investment income and the net capital gain, if any, for each portfolio except the Money Market Trust will be declared not less frequently than annually and reinvested in additional full and fractional shares of that portfolio or paid in cash. Dividends from net investment income and net capital gain, if any, for the Money Market Trust will be declared and reinvested, or paid in cash, daily.

PURCHASE AND REDEMPTION OF SHARES

     Shares of each portfolio of the Trust are offered continuously, without sales charge, at a price equal to their net asset value. The Trust sells its shares directly without the use of any underwriter. Shares of each portfolio of the Trust are sold and redeemed at their net asset value next computed after a purchase payment or redemption request is received by the shareholder from the contract owner or after any other purchase or redemption order is received by the Trust. Depending upon the net asset value at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, the Trust may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

      -- trading on the New York Stock Exchange is restricted, as determined by the SEC, or such Exchange is closed for other than weekends and holidays;

      -- an emergency exists, as determined by the SEC, as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of its net assets; or

      -- the SEC by order so permits for the protection of security holders of the Trust.

Calculation of Net Asset Value

     The net asset value of the shares of each portfolio is determined once daily as of the close of day-time trading of the New York Stock Exchange, Monday through Friday, except that no determination is required on:

          (i) days on which changes in the value of such portfolio's portfolio securities will not materially affect the current net asset value of the shares of the portfolio,

          (ii) days during which no shares of such portfolio are tendered for redemption and no order to purchase or sell such shares is received by the Trust, or

          (iii) the following business holidays or the days on which such holidays are observed by the New York Stock Exchange: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The net asset values per share of all portfolios, except the Money Market Trust, are computed by:

          (i) adding the sum of the value of the securities held by each portfolio plus any cash or other assets it holds,

          (ii) subtracting all its liabilities, and

          (iii) dividing the result by the total number of shares outstanding of that portfolio at such time.

     Valuation of Securities. Securities held by each of the portfolios, except securities held by the Money Market and Lifestyle Trusts and money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, portfolio securities are valued at fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to the Trust's Pricing Committee (the "Pricing Committee"), and actual calculation of fair value may be made by persons acting pursuant to the direction of the Trustees.

     Generally, trading (i) in non-U.S. securities, (ii) U.S. Government Securities and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the New York Stock Exchange. The values of such securities used in computing the net asset value of a portfolio's shares are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Trustees or their designee believe accurately reflects its fair value.

     In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Trust may also fair value securities in other situations, for example, when a particular foreign market is closed but the Trust is calculating the net asset value for its portfolios. In view of these factors, it is likely that Trust portfolios investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Trust portfolios investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

     For purposes of determining when fair value adjustments may be appropriate with respect to Trust portfolios that invest in securities in foreign markets that close prior to the New York Stock Exchange, the Trust will, on an ongoing basis, monitor for "significant market events." A "significant market event" is a certain percentage change in the value of the S&P index or of certain "i-Share Exchange Traded Funds" ("i-Shares") which track foreign markets in which Trust portfolios have significant investments. If a significant market event occurs due to a change in the value of the S&P index or of i-Shares, the pricing for all Trust portfolios that invest in foreign market that have closed prior to the New York Stock Exchange will promptly be reviewed and potential adjustments to the net asset value of such portfolios will be recommended to the Trust's Pricing Committee where applicable.

     Fair value pricing of securities is intended to help ensure that the net asset value of a portfolio's shares reflects the value of the portfolio's securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a portfolio at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security's valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

     All instruments held by the Money Market Trust and money market instruments with a remaining maturity of 60 days or less held by the other portfolios are valued on an amortized cost basis. Underlying Portfolio shares held by the Lifestyle Trusts and by the American Growth Trust, American Bond Trust, American International Trust, American Blue Chip Income and Growth Trust and American Growth-Income Trust (the "JHT American Funds") are valued at their net asset value. The JHT American Funds invest in corresponding American Funds master funds, and the prospectus for the American Funds master funds which accompanies this prospectus describes the valuation of securities held by these master funds, including the circumstances in which such securities may be fair valued.

DISRUPTIVE SHORT TERM TRADING

     None of the Trust's portfolios are designed for short-term trading since such activity may increase portfolio transaction costs, disrupt management of a portfolio (affecting a subadviser's ability to effectively manage a portfolio in accordance with its investment objective and policies) and dilute the interest in a portfolio held for long-term investment ("Disruptive Short-Term Trading"). An investor should invest in the Trust's portfolios for long-term investment purposes only.

     The Board of Trustees has adopted procedures to deter Disruptive Short-Term Trading and the Trust seeks to deter and prevent such trading through several methods:

     First, to the extent that there is a delay between a change in the value of a portfolio's holdings, and the time when that change is reflected in the net asset value of the portfolio's shares, the portfolio is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net assets values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometime referred to as "stale price arbitrage," by the appropriate use of "fair value" pricing of the securities in the Trust's portfolios. See "Purchases and Redemption of Shares" above for further information on fair value pricing.

     Second, the Trust will seek to monitor purchases and redemptions of Trust shares. If management of the Trust becomes aware of Disruptive Short-Term Trading in any separate account of an insurance company that uses the Trust as its underlying investment vehicle, the Trust will request that the insurance company take appropriate action to ensure that the Disruptive Short-Term Trading ceases. If the Disruptive Short-Term Trading continues, the Trust will request that the insurance company impose restrictions on such trading. There can be no assurance that the insurance company will comply with the Trust's request. The Trust will cooperate with efforts by the insurance companies to limit excessive transfers in the Trust's portfolios by contract holders in their insurance products.

     Investors in the Trust should note that insurance companies have legal and technological limitations on their ability to impose restrictions on Disruptive Short-Term Trading and that restrictions may vary among insurance companies and by insurance product. Investors should also note that by their nature, insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of portfolio shares by multiple investors are aggregated for presentation to a portfolio on a net basis make it more difficult for the Trust to identify short-term transactions in a portfolio and the investor who is effecting the transaction. Therefore, no assurance can be given that the Trust will be able to impose uniform restrictions on all insurance companies and all insurance products or that it will be able to successfully impose restrictions on all Disruptive Short-Term Trading. If the Trust is unsuccessful in restricting Disruptive Short-Term Trading, the portfolios may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective and affecting the subadviser's ability to effectively manage them) and may be exposed to dilution with respect to interests held for long-term investment.

     Market timers may target portfolios with the following types of investments:

          1. Portfolios with significant investments in foreign securities traded on markets that close before the portfolio determines its net asset value. The following Trust portfolios offered by this Prospectus have significant investments in foreign securities:

            American International Trust
            Global Trust
            International Opportunities Trust
            International Small Cap Trust
            International Core Trust (formerly, International Stock Trust) International Value Trust
            Pacific Rim Trust

          2. Portfolios with significant investments in high yield securities that are infrequently traded. The following Trust portfolios offered by this Prospectus have significant investments in high yield securities:

            High Yield Trust
            U.S. High Yield Bond Trust

          3. Portfolios with significant investments in small cap securities. The following portfolios offered by this Prospectus have significant investments in small cap securities:

            Emerging Growth Trust
            Emerging Small Company Trust
            Small Cap Trust
            Small Cap Growth Trust
            Small Cap Opportunities Trust
            Small Cap Value Trust
            Small Company Trust
            Small Company Value Trust
            Special Value Trust

     Market timers may also target portfolios with other types of investments for frequent trading of shares.

POLICY REGARDING DISCLOSURE OF TRUST PORTFOLIO HOLDINGS

     The Statement of Additional Information of the Trust contains a description of the Trust's policies and procedures regarding disclosure of Trust portfolio holdings. (See "Procedures Regarding Disclosure of Trust Portfolio Holdings")

     Each of the Lifestyle Trusts invests in shares of other Trust portfolios. The holdings of each Lifestyle Trust in other Trust portfolios will be posted to the website listed below within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of a Lifestyle Trust. In addition, the ten largest holdings of each Trust portfolio will be posted to the website listed below 30 days after each calendar quarter end. The information described above will remain on the website until the date the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Trust's Form N-CSR and Form N-Q will contain each portfolio's entire portfolio holdings as of the applicable calendar quarter end.

http://www.johnhancockannuities.com/Marketing/Portfolio/PortfolioIndexPage.aspx

PURCHASERS OF SHARES OF THE TRUST

     Shares of the Trust may be sold to insurance company separate accounts for both variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans ("Qualified Plans"). Due to differences in tax treatments and other considerations, the interests of various contract owners participating in the Trust and the interests of Qualified Plans investing the Trust may conflict. The Board of Trustees of the Trust will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

                                   APPENDIX A

                                LIFESTYLE TRUSTS

                        DESCRIPTION OF UNDERLYING FUNDS

The Lifestyle Trusts may invest in any of the Trust portfolios except the Absolute Return Trust, Index Allocation Trust and the five American Trusts (the "Underlying Portfolios"). The following tables set forth, separately for the fixed-income Underlying Portfolios and the equity Underlying Portfolios of the
Trust: (i) the names of the Underlying Portfolios and of their respective subadvisers; (ii) the expense ratios (or estimated expense ratios in the case of new portfolios) of the Class NAV shares of the Underlying Portfolios for the current fiscal year; and (iii) brief descriptions of the Underlying Portfolio investment goals and principal strategies. Additional investment practices are described in the Trust's Statement of Additional Information and in the prospectuses for the Underlying Portfolios.

                       FIXED-INCOME UNDERLYING PORTFOLIOS

PORTFOLIO AND
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
ACTIVE BOND TRUST                    0.67%       Seeks income and capital appreciation by investing at least
Declaration Management &                         80% of its assets in a diversified mix of debt securities
Research LLC and Sovereign                       and instruments.
Asset Management LLC

BOND INDEX TRUST A                   0.52%       Seeks to track the performance of the Lehman Brothers
Declaration Management &                         Aggregate Index* (which represents the U.S. investment grade
Research LLC                                     bond market). The fund normally invests at least 80% of its assets in securities listed in this Index. The fund is an
                                                 intermediate-term bond fund of high and medium credit
                                                 quality.

CORE BOND TRUST                      0.74%       Seeks total return consisting of income and capital
Wells Capital Management, Inc.                   appreciation by normally investing in a broad range of
                                                 investment-grade debt securities. The subadviser invests in debt securities that it believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. From time to time, the fund may also invest in unrated bonds believed to be comparable to investment-grade debt securities. Under normal
                                                 circumstances, the subadviser expects to maintain an overall effective duration range between 4 and 5 1/2 years.

GLOBAL BOND TRUST                    0.82%       Seeks to realize maximum total return, consistent with
Pacific Investment Management                    preservation of capital and prudent investment management by
Company                                          investing primarily in fixed-income securities denominated in major foreign currencies, baskets of foreign currencies
                                                 (such as the ECU) and the U.S. dollar.

HIGH INCOME TRUST                    0.95%       Seeks high current income and as a secondary objective,
Sovereign Asset Management LLC                   capital appreciation by investing normally at least 80% of its assets in U.S. and foreign fixed- income securities
                                                 rated BB/Ba or lower and their unrated equivalents.

HIGH YIELD TRUST                     0.70%       Seeks to realize an above-average total return over a market
Western Asset Management                         cycle of three to five years, consistent with reasonable
Company                                          risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

INVESTMENT QUALITY BOND TRUST        0.69%       Seeks a high level of current income consistent with the
Wellington Management Company,                   maintenance of principal and liquidity by investing in a
LLP                                              diversified portfolio of investment grade bonds, focusing on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The fund may also invest up to
                                                 20% of its assets in non-investment grade fixed income
                                                 securities.

MONEY MARKET TRUST                   0.52%       Seeks to obtain maximum current income consistent with
MFC Global Investment                            preservation of principal and liquidity. The fund invests in
Management (U.S.A.) Limited                      high quality, U.S. dollar denominated money market
                                                 instruments.

PORTFOLIO AND
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
REAL RETURN BOND TRUST               0.77%       Seeks maximum return, consistent with preservation of
Pacific Investment Management                    capital and prudent investment management, by normally
Company                                          investing at least 80% of its net assets in
                                                 inflation-indexed bonds of varying maturities issued by the
                                                 U.S. and non-U.S. governments and by corporations.

SHORT-TERM BOND TRUST                0.68%       Seeks income and capital appreciation by investing at least
Declaration Management &                         80% of its assets in a diversified mix of debt securities
Research LLC                                     and instruments.

SPECTRUM INCOME TRUST                0.80%       Seeks a high level of current income with moderate share
T. Rowe Price Associates, Inc.                   price fluctuation. The fund diversifies its assets widely
                                                 among market segments and seeks to maintain broad exposure to several markets in an attempt to reduce the impact of
                                                 markets that are declining and to benefit from good
                                                 performance in particular segments over time. The fund
                                                 normally invests in domestic and international bonds,
                                                 income-oriented stocks, short-term securities, mortgage-
                                                 backed securities and U.S. Government securities. The fund may invest in high yield fixed-income securities (commonly known as "junk bonds").

STRATEGIC BOND TRUST                 0.75%       Seeks a high level of total return consistent with
Western Asset Management                         preservation of capital by giving its subadviser broad
Company                                          discretion to deploy the fund's assets among certain
                                                 segments of the fixed income market in the manner the
                                                 subadviser believes will best contribute to achieving the
                                                 fund's investment goal.

STRATEGIC INCOME TRUST               1.03%       Seeks a high level of current income by normally investing
Sovereign Asset Management LLC                   primarily in foreign government and corporate debt
                                                 securities from developed and emerging markets; U.S.
                                                 Government and agency securities; and U.S. high yield bonds.

TOTAL RETURN TRUST                   0.77%       Seeks to realize maximum total return, consistent with
Pacific Investment Management                    preservation of capital and prudent investment management,
Company                                          by normally investing at least 65% of its assets in a
                                                 diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally
                                                 vary within a three-to six-year time frame based on the
                                                 subadviser's forecast for interest rates.

U.S. GOVERNMENT SECURITIES           0.66%       Seeks a high level of current income, consistent with
TRUST                                            preservation of capital and maintenance of liquidity, by
Western Asset Management                         investing in debt obligations and mortgage- backed
Company                                          securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such
                                                 securities.

U.S. HIGH YIELD BOND TRUST           0.95%       Seeks total return with a high level of current income by
Wells Capital Management, Inc.                   normally investing primarily in below investment-grade debt securities (commonly known as "junk bonds" or high yield
                                                 securities). The fund also invests in corporate debt
                                                 securities and may buy preferred and other convertible
                                                 securities and bank loans.

                          EQUITY UNDERLYING PORTFOLIOS

PORTFOLIO AND
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
500 INDEX TRUST                      0.51%       Seeks to approximate the aggregate total return of a broad
MFC Global Investment                            U.S. domestic equity market index by attempting to track the
Management (U.S.A.) Limited                      performance of the S&P 500 Composite Stock Price Index.*

ALL CAP CORE TRUST                   0.87%       Seeks long-term growth of capital by investing primarily in
Deutsche Asset Management Inc.                   common stocks and other equity securities within all asset classes (small, mid and large cap), primarily those within the Russell 3000 Index.*

PORTFOLIO AND
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
ALL CAP GROWTH TRUST                 0.90%       Seeks long-term capital appreciation by normally investing
AIM Capital Management, Inc.                     its assets principally in common stocks of companies that
                                                 are likely to benefit from new or innovative products,
                                                 services or processes, as well as those that have
                                                 experienced above average, long-term growth in earnings and have excellent prospects for future growth.

ALL CAP VALUE TRUST                  0.90%       Seeks capital appreciation by investing in equity securities
Lord, Abbett & Co, LLC                           of U.S. and multinational companies in all capitalization
                                                 ranges that the subadviser believes are undervalued.

BLUE CHIP GROWTH TRUST               0.88%       Seeks to achieve long-term growth of capital (current income
T. Rowe Price Associates, Inc.                   is a secondary objective) by normally investing at least 80%
                                                 of its total assets in the common stocks of large and
                                                 medium-sized blue chip growth companies. Many of the stocks in the portfolio are expected to pay dividends.

CAPITAL APPRECIATION TRUST           0.87%       Seeks long-term capital growth by investing at least 65% of
Jennison Associates LLC                          its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects.
                                                 These companies are generally medium-to-large capitalization companies.

CLASSIC VALUE TRUST                  1.04%       Seeks long-term growth of capital by normally investing at
Pzena Investment Management,                     least 80% of its net assets in domestic equity securities.
LLC                                              The subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow.

CORE EQUITY TRUST                    0.85%       Seeks long-term capital growth by normally investing
Legg Mason Capital Management,                   primarily in equity securities that, in the subadviser's
Inc.                                             opinion, offer the potential for capital growth. The
                                                 subadviser seeks to purchase securities at large discounts to the subadviser's assessment of their intrinsic value.

DYNAMIC GROWTH TRUST                 1.02%       Seeks long-term growth of capital by investing in stocks and
Deutsche Asset Management Inc.                   other equity securities of medium-sized U.S. companies with strong growth potential.

EMERGING GROWTH TRUST                0.88%       Seeks superior long-term rates of return through capital
Sovereign Asset Management LLC                   appreciation by normally investing primarily in high quality securities and convertible instruments of small-cap U.S.
                                                 companies.

EMERGING SMALL COMPANY TRUST         1.03%       Seeks long-term capital appreciation by investing, under
RCM Capital Management LLC                       normal market conditions, at least 80% of its net assets
("RCM")                                          (plus borrowings for investment purposes) in equity
                                                 securities of U.S. companies with smaller capitalizations
                                                 (which RCM defines as companies with market capitalizations of not less than 50% and not more than 200% of the weighted average market capitalization of the Russell 2000 Index).*

EQUITY-INCOME TRUST                  0.86%       Seeks to provide substantial dividend income and also
T. Rowe Price Associates, Inc.                   long-term capital appreciation by investing primarily in
                                                 dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing
                                                 dividends and capital appreciation.

FINANCIAL SERVICES TRUST             0.91%       Seeks growth of capital by normally investing at least 80%
Davis Advisors                                   of its net assets (plus any borrowings for investment
                                                 purposes) in companies principally engaged in financial
                                                 services. A company is "principally engaged" in financial
                                                 services if it owns financial services-related assets
                                                 constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its
                                                 provision of financial services.

PORTFOLIO AND
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
FUNDAMENTAL VALUE TRUST              0.82%       Seeks growth of capital by normally investing primarily in
Davis Advisors                                   common stocks of U.S. companies with market capitalizations of at least $10 billion that the subadviser believes are
                                                 undervalued. The fund may also invest in U.S. companies with smaller capitalizations.

GLOBAL TRUST                         0.98%       Seeks long-term capital appreciation by normally investing
Templeton Global Advisors                        at least 80% of its net assets (plus any borrowings for
Limited                                          investment purposes) in equity securities of companies
                                                 located anywhere in the world, including emerging markets.

GLOBAL ALLOCATION TRUST              1.04%       Seeks total return, consisting of long-term capital
UBS Global Asset Management                      appreciation and current income, by investing in equity and
(Americas) Inc.                                  fixed income securities of issuers located within and
                                                 outside the U.S.

GLOBAL REAL ESTATE TRUST             1.21%       Seeks to achieve a combination of long-term capital
Deutsche Asset Management, Inc.                  appreciation and current income by investing, under normal market conditions, at least 80% of net assets (plus any
                                                 borrowings for investment purposes) in equity securities of real estate investment trusts ("REITS") and real estate
                                                 companies including foreign REITS and real estate companies.

GROWTH TRUST                         0.88%       Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo &                   benchmark, the Russell 1000 Growth Index. The fund typically
Co. LLC                                          makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with
                                                 size and growth characteristics similar to those of
                                                 companies with stocks in the Index.*

U.S. CORE TRUST                      0.81%       Seeks to achieve a high total return by outperforming its
(formerly, Growth & Income                       benchmark, the S&P 500 Index. The fund normally invests at
Trust)                                           least 80% of its assets in investments tied economically to
Grantham, Mayo, Van Otterloo &                   the U.S. and typically makes equity investments in larger
Co. LLC                                          capitalized U.S. companies to gain broad exposure to the
                                                 U.S. equity market.

GROWTH & INCOME TRUST                0.76%       Seeks income and long-term capital appreciation. The fund is
(formerly, Growth & Income                       a large cap stock portfolio that normally invests primarily
Trust II)                                        in a diversified mix of common stocks of large U.S.
Independence Investment LLC                      companies.

GROWTH OPPORTUNITIES TRUST           0.94%       Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo &                   benchmark, the Russell 2500 Growth Index. The fund typically
Co. LLC                                          makes equity investments in companies whose stocks are
                                                 included in the Russell 2500 Index, or in companies with
                                                 total market capitalizations similar such companies ("small cap companies"). The fund normally invests at least 80% of its assets in investments in small cap companies.*

HEALTH SCIENCES TRUST                1.17%       Seeks long-term capital appreciation by normally investing
T. Rowe Price Associates, Inc.                   at least 80% of its net assets (plus any borrowings for
                                                 investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or
                                                 the life sciences (collectively, "health sciences").

INTERNATIONAL EQUITY INDEX           0.63%       Seeks to track the performance of broad-based equity indices
TRUST A                                          of foreign companies in developed and emerging markets by
SSgA Funds Management, Inc.                      attempting to track the performance of the MSCI All Country
                                                 World ex-US Index.*

PORTFOLIO AND
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
INTERNATIONAL GROWTH TRUST           1.04%       Seeks long term capital appreciation by seeking to
Grantham, Mayo, Van Otterloo &                   outperform its benchmark, the S&P/Citigroup Primary Market
Co. LLC                                          Index ("PMI") Europe, Pacific, Asia Composite ("EPAC")
                                                 Growth Style Index. The fund typically invests in a
                                                 diversified portfolio of equity investments from the world's developed markets throughout the world.

INTERNATIONAL OPPORTUNITIES          1.01%       Seeks long-term growth of capital by normally investing at
TRUST                                            least 65% of its assets in common stocks of foreign
Marsico Capital Management, LLC                  companies selected for their long-term growth potential. The fund may invest in companies of any size throughout the
                                                 world and normally invests in issuers from at least three
                                                 different countries not including the U.S. It may invest in common stocks of companies operating in emerging markets.

INTERNATIONAL SMALL CAP TRUST        1.13%       The Portfolio invests primarily in the common stock of
Templeton Investment Counsel                     smaller companies outside the U.S.
LLC

INTERNATIONAL SMALL COMPANY          1.12%       Seeks long-term capital appreciation by investing its assets
TRUST                                            in equity securities of non-U.S. small companies of
Dimensional Fund Advisors Inc.                   developed and emerging markets.

INTERNATIONAL CORE TRUST             0.96%       Seeks long-term growth of capital by seeking to
(formerly, International Stock                   outperforming its benchmark, the MSCI EAFE Index. The fund
Trust)                                           normally invests 80% of its assets in equity securities and
Grantham, Mayo, Van Otterloo &                   typically invests in a diversified mix of equity investments
Co. LLC                                          from developed markets other than the U.S.

INTERNATIONAL VALUE TRUST            1.01%       Seeks long-term growth of capital by normally investing
Templeton Investment Counsel,                    primarily in equity securities of companies located outside
LLC                                              the U.S., including emerging markets.*

INTRINSIC VALUE TRUST                0.91%       Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo &                   benchmark, the Russell 1000 Value Index. The fund typically
Co. LLC                                          makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with
                                                 size and growth characteristics similar to those of
                                                 companies with stocks in the Index.*

LARGE CAP TRUST                      0.89%       Seeks to maximize total return, consisting of capital
UBS Global Asset Management                      appreciation and current income, by normally investing at
                                                 least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. large
                                                 capitalization companies.

LARGE CAP VALUE TRUST                0.92%       Seeks long-term growth of capital by normally investing,
Fund Asset Management, L.P.                      primarily in a diversified portfolio of equity securities of
("Mercury Advisors")                             large cap companies located in the U.S.

MANAGED TRUST                        0.75%       Seeks income and long-term capital appreciation by investing
Grantham, Mayo, Van Otterloo &                   primarily in a diversified mix of: (a) common stocks of
Co. LLC and Declaration                          large and mid sized U.S. companies; and (b) bonds with an
Management & Research LLC                        overall intermediate term average maturity. The fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently
                                                 manages its portion of the fund's portfolio.

MID CAP CORE TRUST                   0.95%       Seeks long-term growth of capital by normally investing at
AIM Capital Management, Inc.                     least 80% of its assets in equity securities, including
                                                 convertible securities, of mid- capitalization companies.

PORTFOLIO AND
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
MID CAP INDEX TRUST                  0.53%       Seeks to approximate the aggregate total return of a mid cap
MFC Global Investment                            U.S. domestic equity market index by attempting to track the
Management (U.S.A.) Limited                      performance of the S&P Mid Cap 400 Index.*

MID CAP STOCK TRUST                  0.92%       Seeks long-term growth of capital by normally investing at
Wellington Management Company,                   least 80% of its net assets (plus any borrowings for
LLP                                              investment purposes) in equity securities of medium-sized
                                                 companies with significant capital appreciation potential.
                                                 The fund tends to invest in companies having market
                                                 capitalizations similar to those of companies included in
                                                 the Russell Mid Cap Index.

MID CAP VALUE TRUST                  0.90%       Seeks capital appreciation by normally investing at least
Lord, Abbett & Co, LLC                           80% of its net assets (plus any borrowings for investment
                                                 purposes) in mid-sized companies, with market
                                                 capitalizations at the time of purchase within the market
                                                 capitalization range of companies in the Russell Mid Cap
                                                 Index.*

MID CAP VALUE EQUITY TRUST           1.02%       Seeks to provide long-term growth of capital by investing
RiverSource Investments, LLC                     under normal circumstances, at least 80% of its net assets
                                                 (including the amount of any borrowings for investment
                                                 purposes) in equity securities of medium-sized companies.
                                                 Medium-sized companies are those whose market capitalization at the time of purchase fall within the range of the Russell
                                                 Midcap Value Index.*

MID VALUE TRUST                      1.06%       Seeks long-term capital appreciation. The fund normally
T. Rowe Price Associates, Inc.                   invests primarily in a diversified mix of common stocks of mid size U.S. companies that are believed to be undervalued by various measures and to offer good prospects for capital appreciation.

NATURAL RESOURCES TRUST              1.07%       Seeks long-term total return by normally investing primarily
Wellington Management Company,                   in equity and equity-related securities of natural
LLP                                              resource-related companies worldwide.

OVERSEAS EQUITY TRUST                1.28%       Seeks long-term capital appreciation. The fund normally
Capital Guardian Trust Company                   invests at least 80% of its assets in equity securities of companies outside the U.S. in a diversified mix of large
                                                 established and medium-sized foreign companies located
                                                 primarily in developed countries and, to a lesser extent, in emerging markets.

PACIFIC RIM TRUST                    1.04%       Seeks long-term growth of capital by investing in a
MFC Global Investment                            diversified portfolio comprised primarily of common stocks
Management (U.S.A.) Limited                      and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

QUANTITATIVE ALL CAP TRUST           0.77%       Seeks long-term growth of capital by normally investing
MFC Global Investment                            primarily in equity securities of U.S. companies. The fund
Management (U.S.A.) Limited                      will generally focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

QUANTITATIVE MID CAP TRUST           0.84%       Seeks long-term growth of capital by normally investing at
MFC Global Investment                            least 80% of its total assets (plus any borrowings for
Management (U.S.A.) Limited                      investment purposes) in U.S. mid-cap stocks, convertible
                                                 preferred stocks, convertible bonds and warrants.

QUANTITATIVE VALUE TRUST             0.76%       Seeks long-term capital appreciation by investing primarily
MFC Global Investment                            in large-cap U.S. securities with the potential for
Management (U.S.A.) Limited                      long-term growth of capital.

REAL ESTATE EQUITY TRUST             1.06%       Seeks to provide long-term growth through a combination of
T. Rowe Price Associates, Inc.                   capital appreciation and current income by investing, under normal market conditions, at least 80% of net assets in the equity securities of real estate companies.

PORTFOLIO AND
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
REAL ESTATE SECURITIES TRUST         0.76%       Seeks to achieve a combination of long-term capital
Deutsche Asset Management Inc.                   appreciation and current income by normally investing at
                                                 least 80% of its net assets (plus any borrowings for
                                                 investment purposes) in equity securities of real estate
                                                 investment trusts ("REITs") and real estate companies.

SCIENCE & TECHNOLOGY TRUST           1.12%       Seeks long-term growth of capital by normally investing at
T. Rowe Price Associates, Inc.                   least 80% of its net assets (plus any borrowings for
                                                 investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of
                                                 science and technology. Current income is incidental to the fund's objective.

SMALL CAP TRUST                      0.88%       Seeks maximum capital appreciation consistent with
Independence Investment, LLC                     reasonable risk to principal by normally investing at least
                                                 80% of its net assets in equity securities of companies
                                                 whose market capitalizations are under $2 billion.

SMALL CAP GROWTH TRUST               1.13%       Seeks long-term capital appreciation by normally investing
Wellington Management Company,                   primarily in small- cap companies believed to offer above
LLP                                              average potential for growth in revenues and earnings.

SMALL CAP INDEX TRUST                0.53%       Seeks to approximate the aggregate total return of a small
MFC Global Investment                            cap U.S. domestic equity market index by attempting to track
Management (U.S.A.) Limited                      the performance of the Russell 2000 Index.*

SMALL CAP OPPORTUNITIES TRUST        1.07%       Seeks long-term capital appreciation by normally investing
Munder Capital Management                        at least 80% of its assets in equity securities of companies with market capitalizations within the range of the
                                                 companies in the Russell 2000 Index.*

SMALL CAP VALUE TRUST                1.12%       Seeks long-term capital appreciation by normally investing
Wellington Management Company,                   at least 80% of its assets in small-cap companies that are
LLP                                              believed to be undervalued by various measures and to offer good prospects for capital appreciation.

SMALL COMPANY TRUST                  1.35%       Seeks long-term capital growth by normally investing
American Century Investment                      primarily in equity securities of smaller-capitalization
Management, Inc.                                 U.S. companies. The subadviser uses quantitative,
                                                 computer-driven models to construct the fund's portfolio of stocks.

SMALL COMPANY GROWTH TRUST           1.18%       Seeks long-term growth of capital by normally investing at
AIM Capital Management, Inc.                     least 80% of its assets in securities of
                                                 small-capitalization companies. The subadviser seeks to
                                                 identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital.

SMALL COMPANY VALUE TRUST            1.08%       Seeks long-term growth of capital by investing primarily in
T. Rowe Price Associates, Inc.                   small companies whose common stocks are believed to be
                                                 undervalued. The fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes)
                                                 in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the
                                                 Russell 2000 Index at the time of purchase.*

SPECIAL VALUE TRUST                  1.21%       Seeks long-term capital growth by normally investing at
Salomon Brothers Asset                           least 80% of its net assets in common stocks and other
Management, Inc                                  equity securities of companies whose market capitalizations at the time of investment are no greater than the market
                                                 capitalization of companies in the Russell 2000 Value
                                                 Index.*

STRATEGIC VALUE TRUST                0.93%       Seeks capital appreciation by normally investing at least
Massachusetts Financial                          65% of its net assets in common stocks and related
Services Company                                 securities of companies which the subadviser believes are
                                                 undervalued in the market relative to their long term
                                                 potential.*

PORTFOLIO AND
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
TOTAL STOCK MARKET INDEX TRUST       0.53%       Seeks to approximate the aggregate total return of a broad
MFC Global Investment                            U.S. domestic equity market index by attempting to track the
Management (U.S.A.) Limited                      performance of the Wilshire 5000 Equity Index.*

U.S. GLOBAL LEADERS GROWTH           0.76%       Seeks long-term growth of capital by normally investing
TRUST                                            primarily in common stocks of "U.S. Global Leaders" as
Sustainable Growth Advisers,                     determined by the subadviser.
L.P.

U.S. LARGE CAP TRUST                 0.89%       Seeks long-term growth of capital and income. The fund
Capital Guardian Trust Company                   normally invests at least 80% of its net assets (plus any
                                                 borrowings for investment purposes) in equity and
                                                 equity-related securities of companies with market
                                                 capitalization greater than $500 million at the time of
                                                 purchase. In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income.

U.S. MULTI SECTOR TRUST              0.80%       Seeks total return greater than its benchmark, the Russell
Grantham, Mayo, Van Otterloo &                   3000 Index. The fund normally invests in securities in the
Co. LLC                                          Wilshire 5000 Index, an independently maintained index which measures the performance of all equity securities (with
                                                 readily available price data) of issuers with headquarters in the U.S. The fund normally invests at least 80% of its
                                                 assets in investments tied economically to the U.S.*

UTILITIES TRUST                      1.04%       Seeks capital growth and current income (income above that
Massachusetts Financial                          available from a portfolio invested entirely in equity
Services Company                                 securities) by normally investing at least 80% of its net
                                                 assets (plus any borrowings for investment purposes) in
                                                 equity and debt securities of domestic and foreign companies in the utilities industry.

VALUE TRUST                          0.80%       Seeks to realize an above-average total return over a market
Van Kampen                                       cycle of three to five years, consistent with reasonable
                                                 risk, by investing primarily in equity securities of
                                                 companies with capitalizations similar to the market
                                                 capitalizations of companies in the Russell Midcap Value
                                                 Index.*

VALUE & RESTRUCTURING TRUST          0.91%       Seeks long-term capital appreciation by investing primarily
U.S. Trust Advisers, Inc.                        (at least 65% of its assets) in common stocks of U.S. and
                                                 foreign companies whose share prices, in the opinion of the subadviser, do not reflect the economic value of company
                                                 assets, but where the subadviser believes restructuring
                                                 efforts or industry consolidation will serve to highlight
                                                 true company values. In choosing investments for the fund, the subadviser looks for companies as to which restructuring activities, such as consolidations, outsourcing, spin-offs or reorganizations, will offer significant value to the
                                                 issuer and increase its investment potential. The subadviser may select companies of any size for the fund, and the fund invests in a diversified group of companies across a number of different industries.

VALUE OPPORTUNITIES TRUST            0.94%       Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo &                   benchmark, the Russell 2500 Value Index. The fund typically
Co. LLC                                          makes equity investments in companies whose stocks are
                                                 included in the Russell 2500 Index, or in companies with
                                                 total market capitalizations similar such companies ("small cap companies"). The fund normally invests at least 80% of its assets in securities of small cap companies.*

PORTFOLIO AND
SUBADVISER(S)                    EXPENSE RATIO                   GOAL AND PRINCIPAL STRATEGY
-------------                    -------------                   ---------------------------
VISTA TRUST                          1.06%       Seeks long-term capital growth by normally investing in
American Century Investment                      common stocks of U.S. and foreign companies that are
Management, Inc.                                 medium-sized and smaller at the time of purchase. The fund also may invest in domestic and foreign preferred stocks,
                                                 convertible debt securities, equity-equivalent securities, non-leveraged futures contracts and options, notes, bonds
                                                 and other debt securities. The subadviser looks for stocks of medium-sized and smaller companies it believes will
                                                 increase in value over time, using a proprietary investment strategy.

* "Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc., Russell 1000(R), Russell 1000 Value(R), Russell 1000 Growth(R), "Russell 2000(R)," "Russell 2000(R) Growth", Russell 2500(R), Russell 2500 Value(R), Russell 2500 Growth(R), "Russell 3000(R)", Russell Mid Cap (R) and Russell Mid Cap Value(R) are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex-US Index" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the index funds are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the funds.

                                   APPENDIX B

                             INDEX ALLOCATION TRUST

                        DESCRIPTION OF UNDERLYING FUNDS

The Index Allocation Trust may invest in the Trust portfolios noted below (the "Index Allocation Trust Underlying Portfolios"). The following tables sets forth: (i) the names of the Index Allocation Trust Underlying Portfolios and their respective subadvisers; (ii) the expense ratios (or estimated expense ratios in the case of new portfolios) of the Class NAV shares of the Index Allocation Trust Underlying Portfolios for the current fiscal year; and (iii) brief descriptions of the Index Allocation Trust Underlying Portfolios' investment goals and principal strategies. Additional investment practices are described in the Trust's Statement of Additional Information and in the prospectuses for the Index Allocation Trust Underlying Portfolios.

INTERNATIONAL EQUITY INDEX       0.63%   Seeks to track the performance of broad-based equity indices
TRUST A                                  of foreign companies in developed and emerging markets by
SSgA Funds Management, Inc.              attempting to track the performance of the MSCI All Country
                                         World ex-US Index.*
BOND INDEX TRUST A               0.52%   Seeks to track the performance of the Lehman Brothers
Declaration Management &                 Aggregate Index* (which represents the U.S. investment grade
Research, LLC                            bond market). The fund normally invests at least 80% of its assets in securities listed in this Index. The fund is an
                                         intermediate-term bond fund of high and medium credit
                                         quality.
500 INDEX TRUST                  0.51%   Seeks to approximate the aggregate total return of a broad
MFC Global Investment                    U.S. domestic equity market index by attempting to track the
Management (U.S.A.) Limited              performance of the S&P 500 Composite Stock Price Index.*
MID CAP INDEX TRUST              0.53%   Seeks to approximate the aggregate total return of a mid cap
MFC Global Investment                    U.S. domestic equity market index by attempting to track the
Management (U.S.A.) Limited              performance of the S&P Mid Cap 400 Index.*
SMALL CAP INDEX TRUST            0.53%   Seeks to approximate the aggregate total return of a small
MFC Global Investment                    cap U.S. domestic equity market index by attempting to track
Management (U.S.A.) Limited              the performance of the Russell 2000 Index.*

* "Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc., Russell 1000(R), Russell 1000 Value(R), Russell 1000 Growth(R), "Russell 2000(R)," "Russell 2000(R) Growth", Russell 2500(R), Russell 2500 Value(R),Russell 2500 Growth(R), "Russell 3000(R)", Russell Mid Cap(R) and Russell Mid Cap Value(R) are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex-US Index" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the index funds are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the funds.

                              FINANCIAL HIGHLIGHTS

     The financial highlights table below for each portfolio is intended to help investors understand the financial performance of the portfolio for the past five years (or since inception in the case of a portfolio in operation for less than five years. Certain information reflects financial results for a single share of a Trust portfolio. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular Trust portfolio (assuming reinvestment of all dividends and distributions).

     The financial statements of the Trust as of December 31, 2005, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the Trust's financial statements, in the Trust's annual report which has been incorporated by reference into the Statement of Additional Information and is available upon request.

     On April 29, 2005, each of the following funds of John Hancock Variable Series Trust I ("JHVST") reorganized as the indicated, corresponding Trust portfolio. For each of these Trust portfolios, financial highlights for periods prior to January 1, 2005 are presented for the predecessor JHVST fund which have been audited by Ernst & Young LLP, independent registered public accounting firm.

JHVST FUND                                            CORRESPONDING TRUST PORTFOLIO
----------                                            -----------------------------
International Equity Index Fund -- Series I and       International Equity Index Trust A
  Series II Shares
Small Cap Value Fund                                  Small Cap Value Trust
Small Cap Emerging Growth Fund                        Small Cap Growth Trust
Active Bond Fund                                      Active Bond Trust

     The performance information included in the "Financial Highlights" does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                          500 INDEX
                              -------------------------------------------------------------------------------------------------
                                                   SERIES I                                           SERIES II
                              ---------------------------------------------------     -----------------------------------------
                                           YEARS ENDED DECEMBER 31,                           YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------     -----------------------------------------
                               2005       2004       2003       2002        2001       2005       2004        2003      2002(A)
                              ------     ------     ------     -------     ------     ------     -------     ------     -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD           $10.52     $ 9.63     $ 7.60     $  9.81     $11.28     $10.46     $  9.59     $ 7.59     $ 9.68
Net investment income
(loss)(H)                       0.14       0.14       0.10        0.09       0.09       0.11        0.13       0.09       0.08
Net realized and
unrealized gain (loss)
on investments                  0.30       0.84       2.01       (2.30)     (1.48)      0.31        0.82       1.99      (2.17)
                              ------     ------     ------     -------     ------     ------     -------     ------     ------
Total from investment
operations                      0.44       0.98       2.11       (2.21)     (1.39)      0.42        0.95       2.08      (2.09)
                              ------     ------     ------     -------     ------     ------     -------     ------     ------
LESS DISTRIBUTIONS
From net investment
income                         (0.16)     (0.09)     (0.08)         -(J)    (0.08)     (0.14)      (0.08)     (0.08)        -(J)
                              ------     ------     ------     -------     ------     ------     -------     ------     ------
                               (0.16)     (0.09)     (0.08)         -(J)    (0.08)     (0.14)      (0.08)     (0.08)        -(J)
                              ------     ------     ------     -------     ------     ------     -------     ------     ------
NET ASSET VALUE, END
OF PERIOD                     $10.80     $10.52     $ 9.63     $  7.60     $ 9.81     $10.74     $ 10.46     $ 9.59     $ 7.59
                              ======     ======     ======     =======     ======     ======     =======     ======     ======
       TOTAL RETURN
(%)(K)                          4.29      10.26      28.01      (22.53)    (12.37)      4.12       10.00      27.76     (21.59)(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)          $1,097     $1,115       $980        $678       $773       $129        $146       $116        $38
Ratio of net expenses
to average net assets
(%)                             0.56       0.56       0.57        0.57       0.57       0.76        0.76       0.77     0.77(R)
Ratio of gross
expenses to average
net assets (%)                     -          -          -           -          -          -           -          -          -
Ratio of net
investment income
(loss) to average net
assets (%)                      1.31       1.47       1.22        1.05       0.84       1.11        1.29       1.02     1.12(R)
Portfolio turnover (%)            11          4          1           6          1         11           4          1          6

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                500 INDEX
                              ----------------------------------------------
                                       SERIES III                SERIES NAV
                              -----------------------------     ------------
                                                                    YEAR
                                                                   ENDED
                                YEARS ENDED DECEMBER 31,        DECEMBER 31,
                              -----------------------------     ------------
                               2005       2004      2003(A)       2005(A)
                              ------     ------     -------     ------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD           $10.49     $ 9.63     $ 8.87         $ 10.28
Net investment income
(loss)(H)                       0.10       0.14       0.03            0.03
Net realized and
unrealized gain (loss)
on investments                  0.31       0.82       0.73            0.49
                              ------     ------     ------         -------
Total from investment
operations                      0.41       0.96       0.76            0.52
                              ------     ------     ------         -------
LESS DISTRIBUTIONS
From net investment
income                         (0.15)     (0.10)         -               -
                              ------     ------     ------         -------
                               (0.15)     (0.10)         -               -
                              ------     ------     ------         -------
NET ASSET VALUE, END
OF PERIOD                     $10.75     $10.49     $ 9.63         $ 10.80
                              ======     ======     ======         =======
       TOTAL RETURN
(%)(K)                        4.03(L)    10.07(L)   8.57(L)(M)      5.06(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)              $4         $3         -(O)          $256
Ratio of net expenses
to average net assets
(%)                             0.91       0.91     0.92(R)         0.52(R)
Ratio of gross
expenses to average
net assets (%)                1.43(P)    2.45(P)    11.12(P)(R)     0.52(R)
Ratio of net
investment income
(loss) to average net
assets (%)                      0.98       1.46     1.09(R)         1.80(R)
Portfolio turnover (%)            11          4          1              11

(A) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-05-03 and 10-27-05, respectively.
(H) Based on the average of the shares outstanding.
(J) Less than $0.01 per share.
(K) Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M) Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(O) Less than $500,000.
(R) Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                 ACTIVE BOND
                                        -----------------------------
                                          SERIES I        SERIES II
                                        ------------     ------------
                                         YEAR ENDED       YEAR ENDED
                                        DECEMBER 31,     DECEMBER 31,
                                          2005(A)          2005(A)
                                        ------------     ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD       $ 9.60           $ 9.60
Net investment income (loss)(H)              0.29             0.28
Net realized and unrealized gain
(loss) on investments                       (0.14)           (0.14)
                                           ------           ------
Total from investment operations             0.15             0.14
                                           ------           ------
LESS DISTRIBUTIONS
From net investment income
From net realized gain                      (0.02)           (0.02)
                                           ------           ------
                                            (0.02)           (0.02)
                                           ------           ------
NET ASSET VALUE, END OF PERIOD             $ 9.73           $ 9.72
                                           ======           ======
       TOTAL RETURN (%)(K)                 1.59(M)          1.49(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $166             $559
Ratio of net expenses to average net
 assets (%)                                0.72(R)          0.92(R)
Ratio of net investment income (loss)
to average net assets (%)                  4.33(R)          4.25(R)
Portfolio turnover (%)                      305(X)           305(X)

                                                             ACTIVE BOND
                                       -------------------------------------------------------
                                                             SERIES NAV
                                       -------------------------------------------------------
                                                      YEARS ENDED DECEMBER 31,
                                       -------------------------------------------------------
                                       2005(F)     2004(G)     2003(G)     2002(G)     2001(G)
                                       -------     -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD    $9.63       $9.64       $9.70       $9.55       $9.44
Net investment income (loss)(H)        0.43(H)       0.34        0.43        0.50        0.58
Net realized and unrealized gain
(loss) on investments                   (0.19)       0.11        0.18        0.18        0.11
                                       ------      ------      ------      ------      ------
Total from investment operations         0.24        0.45        0.61        0.68        0.69
                                       ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
From net investment income              (0.12)      (0.34)      (0.43)      (0.53)      (0.58)
From net realized gain                  (0.02)      (0.12)      (0.24)          -           -
                                       ------      ------      ------      ------      ------
                                        (0.14)      (0.46)      (0.67)      (0.53)      (0.58)
                                       ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD          $9.73       $9.63       $9.64       $9.70       $9.55
                                       ======      ======      ======      ======      ======
       TOTAL RETURN (%)(K)               2.54        4.75        6.48        7.25        7.48
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                             $1,220      $1,002      $1,056        $987        $948
Ratio of net expenses to average net
 assets (%)                              0.70        0.70        0.70        0.69        0.67
Ratio of net investment income (loss)
to average net assets (%)                4.41        3.56        4.42        5.24      5.97(U)
Portfolio turnover (%)                  305(X)        444       466(X)        291       207(X)

(A)  Series I and Series II shares began operations on 4-29-05.
(F) Effective 04-29-05, shareholders of the former John Hancock Variable Series Trust I ("VST") Active Bond Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Active Bond. Additionally, the accounting and performance history of the former VST Active Bond Fund Series NAV was redesignated as that of Series NAV shares of Active Bond.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(M)  Not annualized.
(R)  Annualized.
(U) Had the Portfolio not amortized premiums and accreted discounts on debt securities, the ratio of net investment income to average net assets would have been 6.28% for the year ended 12-31-01.
(X)  Excludes merger activity.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                   ALL CAP CORE
                                             ---------------------------------------------------------
                                                                     SERIES I
                                             ---------------------------------------------------------

                                                             YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------
                                              2005        2004        2003         2002         2001
                                             -------     -------     ------       ------       -------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD         $ 15.89     $ 13.72     $10.43       $13.95       $ 17.74
Net investment income (loss)(H)                 0.11        0.11       0.06        (0.02)        (0.06)
Net realized and unrealized gain (loss) on
investments                                     1.32        2.12       3.23        (3.50)        (3.73)
                                             -------     -------     ------       ------       -------

Total from investment operations                1.43        2.23       3.29        (3.52)        (3.79)
                                             -------     -------     ------       ------       -------

LESS DISTRIBUTIONS
From net investment income                     (0.12)      (0.06)         -            -             -
                                             -------     -------     ------       ------       -------

                                               (0.12)      (0.06)         -            -             -
                                             -------     -------     ------       ------       -------

NET ASSET VALUE, END OF PERIOD               $ 17.20     $ 15.89     $13.72       $10.43       $ 13.95
                                             =======     =======     ======       ======       =======

       TOTAL RETURN (%)(K)                      9.08       16.33      31.54       (25.23)       (21.36)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $228        $257       $264         $243          $495
Ratio of net expenses to average net assets
(%)                                             0.92        0.92       0.93         0.91          0.91
Ratio of net investment income (loss) to
average net assets (%)                          0.70        0.75       0.49        (0.20)        (0.41)
Portfolio turnover (%)                           317         257        183          153           121

                                                                    ALL CAP CORE
                                             ----------------------------------------------------------
                                                             SERIES II                      SERIES NAV
                                             -----------------------------------------     ------------
                                                                                            YEAR ENDED
                                                     YEARS ENDED DECEMBER 31,              DECEMBER 31,
                                             -----------------------------------------     ------------
                                              2005        2004       2003      2002(A)       2005(A)
                                             -------     ------     ------     -------     ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD         $ 15.83     $13.69     $10.43     $13.64      $      15.22
Net investment income (loss)(H)                 0.08       0.08       0.03      (0.02)             0.10
Net realized and unrealized gain (loss) on
investments                                     1.32       2.11       3.23      (3.19)             1.90
                                             -------     ------     ------     ------      ------------
Total from investment operations                1.40       2.19       3.26      (3.21)             2.00
                                             -------     ------     ------     ------      ------------
LESS DISTRIBUTIONS
From net investment income                     (0.10)     (0.05)         -          -                 -
                                             -------     ------     ------     ------      ------------
                                               (0.10)     (0.05)         -          -                 -
                                             -------     ------     ------     ------      ------------
NET ASSET VALUE, END OF PERIOD               $ 17.13     $15.83     $13.69     $10.43      $      17.22
                                             =======     ======     ======     ======      ============
       TOTAL RETURN (%)(K)                      8.89      16.06      31.26     (23.53)(M)        13.14(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $11        $13        $10         $4                -(O)
Ratio of net expenses to average net assets
(%)                                             1.12       1.12       1.13      1.11(R)           0.88(R)
Ratio of net investment income (loss) to
average net assets (%)                          0.50       0.56       0.29      (0.19)(R)         0.83(R)
Portfolio turnover (%)                           317        257        183        153               317

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(O)  Less than $500,000.
(M)  Not annualized.
(R)  Annualized.

--------------------------------------------------------------------------------

                                                                        ALL CAP GROWTH
                                                   --------------------------------------------------------

                                                                           SERIES I
                                                   --------------------------------------------------------

                                                                   YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------------------
                                                    2005        2004        2003         2002         2001
                                                   -------     -------     ------       ------       ------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD               $ 15.35     $ 14.41     $11.15       $14.75       $20.65
Net investment income (loss)(H)                          -(J)        -(J)   (0.05)       (0.06)       (0.06)
Net realized and unrealized gain (loss) on
investments                                           1.38        0.94       3.31        (3.54)       (4.81)
                                                   -------     -------     ------       ------       ------

Total from investment operations                      1.38        0.94       3.26        (3.60)       (4.87)
                                                   -------     -------     ------       ------       ------

LESS DISTRIBUTIONS
From net realized gain                                   -           -          -            -        (1.03)
                                                   -------     -------     ------       ------       ------

                                                         -           -          -            -        (1.03)
                                                   -------     -------     ------       ------       ------

NET ASSET VALUE, END OF PERIOD                     $ 16.73     $ 15.35     $14.41       $11.15       $14.75
                                                   =======     =======     ======       ======       ======

       TOTAL RETURN (%)(K)                            8.99        6.52      29.24       (24.41)      (23.77)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $288        $475       $520         $457         $638
Ratio of net expenses to average net assets (%)       1.00        1.00       1.01         1.02         1.01
Ratio of net investment income (loss) to average
net assets (%)                                       (0.02)      (0.01)     (0.38)       (0.43)       (0.39)
Portfolio turnover (%)                                  99          77         58           80           69

                                                                         ALL CAP GROWTH
                                                   ----------------------------------------------------------
                                                                                                    SERIES
                                                                   SERIES II                         NAV
                                                   -----------------------------------------     ------------
                                                                                                     YEAR
                                                                                                    ENDED
                                                           YEARS ENDED DECEMBER 31,              DECEMBER 31,
                                                   -----------------------------------------     ------------
                                                    2005        2004       2003      2002(A)       2005(A)
                                                   -------     ------     ------     -------     ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD               $ 15.28     $14.37     $11.14     $14.49        $ 15.20
Net investment income (loss)(H)                      (0.04)     (0.02)     (0.07)     (0.06)            -(J)
Net realized and unrealized gain (loss) on
investments                                           1.38       0.93       3.30      (3.29)          1.55
                                                   -------     ------     ------     ------        -------
Total from investment operations                      1.34       0.91       3.23      (3.35)          1.55
                                                   -------     ------     ------     ------        -------
LESS DISTRIBUTIONS
From net realized gain                                   -          -          -          -              -
                                                   -------     ------     ------     ------        -------
                                                         -          -          -          -              -
                                                   -------     ------     ------     ------        -------
NET ASSET VALUE, END OF PERIOD                     $ 16.62     $15.28     $14.37     $11.14        $ 16.75
                                                   =======     ======     ======     ======        =======
       TOTAL RETURN (%)(K)                            8.77       6.33      28.99     (23.12)(M)     10.20(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $34       $150        $87        $25            $69
Ratio of net expenses to average net assets (%)       1.20       1.20       1.21      1.22(R)        0.91(R)
Ratio of net investment income (loss) to average
net assets (%)                                       (0.24)     (0.11)     (0.58)     (0.54)(R)      (0.04)(R)
Portfolio turnover (%)                                  99         77         58         80             99

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(M)  Not annualized.
(R)  Annualized.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                     ALL CAP VALUE
                                --------------------------------------------------------
                                                        SERIES I
                                --------------------------------------------------------
                                                YEARS ENDED DECEMBER 31,
                                --------------------------------------------------------
                                 2005       2004        2003         2002        2001(A)
                                ------     -------     ------       ------       -------
PER SHARE OPERATING
PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                          $14.54     $ 12.58     $ 9.10       $12.61       $ 12.50
Net investment income
(loss)(H)                         0.11        0.12       0.07         0.02           -(J)
Net realized and unrealized
gain (loss) on investments        0.67        1.88       3.42        (3.53)         0.11
                                ------     -------     ------       ------       -------

Total from investment
operations                        0.78        2.00       3.49        (3.51)         0.11
                                ------     -------     ------       ------       -------

LESS DISTRIBUTIONS
From net investment income       (0.08)      (0.04)     (0.01)          -(J)          -(J)
From net realized gain           (0.54)          -          -            -             -
                                ------     -------     ------       ------       -------

                                 (0.62)      (0.04)     (0.01)          -(J)          -(J)
                                ------     -------     ------       ------       -------

NET ASSET VALUE, END OF PERIOD  $14.70     $ 14.54     $12.58       $ 9.10       $ 12.61
                                ======     =======     ======       ======       =======

       TOTAL RETURN (%)(K)        5.71       15.96      38.36       (27.83)        0.90(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                          $70        $204       $184          $32           $21
Ratio of net expenses to
average net assets (%)            0.94        0.95       0.98         1.15         1.42(R)
Ratio of gross expenses to
average net assets (%)
Ratio of net investment income
(loss) to average net assets
(%)                               0.78        0.94       0.64         0.15         0.05(R)
Portfolio turnover (%)              78          43         52           31          194(M)

                                             ALL CAP VALUE
                                ---------------------------------------
                                               SERIES II
                                ---------------------------------------
                                       YEARS ENDED DECEMBER 31,
                                ---------------------------------------
                                 2005      2004       2003      2002(A)
                                ------    ------     ------     -------
PER SHARE OPERATING
PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                          $14.48    $12.54     $ 9.09     $ 12.56
Net investment income
(loss)(H)                         0.09      0.11       0.05         -(J)
Net realized and unrealized
gain (loss) on investments        0.65      1.87       3.41       (3.47)
                                ------    ------     ------     -------
Total from investment
operations                        0.74      1.98       3.46       (3.47)
                                ------    ------     ------     -------
LESS DISTRIBUTIONS
From net investment income       (0.02)    (0.04)     (0.01)         -(J)
From net realized gain           (0.54)        -          -           -
                                ------    ------     ------     -------
                                 (0.56)    (0.04)     (0.01)         -(J)
                                ------    ------     ------     -------
NET ASSET VALUE, END OF PERIOD  $14.66    $14.48     $12.54     $  9.09
                                ======    ======     ======     =======
       TOTAL RETURN (%)(K)        5.42     15.79      38.16      (27.63)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                          $66      $192       $101          $7
Ratio of net expenses to
average net assets (%)            1.14      1.15       1.18       1.34(R)
Ratio of gross expenses to
average net assets (%)
Ratio of net investment income
(loss) to average net assets
(%)                               0.61      0.81       0.44       0.04(R)
Portfolio turnover (%)              78        43         52          31

                                                                                 ALL CAP VALUE
                                                              ---------------------------------------------------
                                                                         SERIES III                   SERIES NAV
                                                              --------------------------------       ------------
                                                                                                      YEAR ENDED
                                                                  YEARS ENDED DECEMBER 31,           DECEMBER 31,
                                                              --------------------------------       ------------
                                                               2005       2004         2003(A)         2005(A)
                                                              ------     -------       -------       ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                          $14.50     $ 12.58       $11.33        $      14.55
Net investment income (loss)(H)                                 0.05        0.14         0.01                0.08
Net realized and unrealized gain (loss) on investments          0.67        1.83         1.24                0.69
                                                              ------     -------       ------        ------------

Total from investment operations                                0.72        1.97         1.25                0.77
                                                              ------     -------       ------        ------------

LESS DISTRIBUTIONS
From net investment income                                     (0.05)      (0.05)           -               (0.12)
From net realized gain                                         (0.54)          -            -               (0.54)
                                                              ------     -------       ------        ------------

                                                               (0.59)      (0.05)           -               (0.66)
                                                              ------     -------       ------        ------------

NET ASSET VALUE, END OF PERIOD                                $14.63     $ 14.50       $12.58        $      14.66
                                                              ======     =======       ======        ============

       TOTAL RETURN (%)(K)                                     5.29(L)    15.73(L)     11.03(L)(M)         5.68(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           $1          $1           -(O)              $127
Ratio of net expenses to average net assets (%)                 1.29        1.30        1.33(R)             0.87(R)
Ratio of gross expenses to average net assets (%)              1.89(P)     2.86(P)     20.92(P)(R)          0.87(R)
Ratio of net investment income (loss) to average net assets
(%)                                                             0.38        1.04        0.32(R)             0.68(R)
Portfolio turnover (%)                                            78          43           52                  78

(A) Series I, Series II, Series III and Series NAV shares began operations on 4-30-01, 1-28-02, 9-5-03 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(O)  Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                  AMERICAN BLUE CHIP INCOME AND
                                             GROWTH
                         -----------------------------------------------
                                  SERIES I                      SERIES II
                         ---------------------------   ---------------------------
                          YEARS ENDED DECEMBER 31,      YEARS ENDED DECEMBER 31,
                         ---------------------------   ---------------------------
                          2005      2004     2003(A)    2005      2004      2003(A)
                         -------   -------   -------   -------   -------   -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $ 16.90   $ 15.46   $ 13.66   $ 16.85   $ 15.44   $ 12.50
Net investment income
(loss)                    0.09(H)     0.04       -(J)   0.07(H)     0.01       -(J)
Net realized and
unrealized gain (loss)
on investments              0.89      1.40      1.80      0.90      1.40      2.94
                         -------   -------   -------   -------   -------   -------
Total from investment
operations                  0.98      1.44      1.80      0.97      1.41      2.94
                         -------   -------   -------   -------   -------   -------
LESS DISTRIBUTIONS
From net investment
income                     (0.05)        -         -     (0.01)        -         -
From net realized gain     (1.83)        -         -     (1.83)        -         -
                         -------   -------   -------   -------   -------   -------
                           (1.88)        -         -     (1.84)        -         -
                         -------   -------   -------   -------   -------   -------
NET ASSET VALUE, END
OF PERIOD                $ 16.00   $ 16.90   $ 15.46   $ 15.98   $ 16.85   $ 15.44
                         =======   =======   =======   =======   =======   =======
       TOTAL RETURN
(%)(K)                      6.76      9.31   13.18(M)     6.66      9.13     23.52(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)          $7        $3        $1      $185      $180      $181
Ratio of net expenses
to average net assets
(%)(Q)                      0.39      0.39    0.39(R)     0.53      0.54      0.54(R)
Ratio of net
investment income
(loss) to average net
assets (%)(V)               0.60      0.29     (0.39)(R)    0.47    0.05     (0.54)(R)
Portfolio turnover (%)        10        54       -(M)(Z)      10      54       -(M)(Z)

(A) Series I and Series II shares began operations on 7-9-03 and 5-5-03, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(M)  Not annualized.
(Q) Does not include expenses of the investment companies in which the Portfolio invests.
(R)  Annualized.
(V) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(Z)  Less than 1%.

--------------------------------------------------------------------------------

                                AMERICAN BOND
                         ---------------------------
                           SERIES I      SERIES II
                         ------------   ------------
                             YEAR           YEAR
                            ENDED          ENDED
                         DECEMBER 31,   DECEMBER 31,
                           2005(A)        2005(A)
                         ------------   ------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD        $  12.36       $  12.50
Net investment income
(loss)(H)                     (0.01)         (0.02)
Net realized and
unrealized gain (loss)
on investments                 0.15           0.01
                           --------       --------
Total from investment
operations                     0.14          (0.01)
                           --------       --------
NET ASSET VALUE, END
OF PERIOD                  $  12.50       $  12.49
                           ========       ========
       TOTAL RETURN
(%)(K)                       1.13(M)         (0.08)(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)            -(O)          $148
Ratio of net expenses
to average net
assets(%)(Q)                 0.40(R)        0.55(R)
Ratio of net
investment income
(loss) to average net
assets (%)(V)                 (0.40)(R)      (0.55)(R)
Portfolio turnover (%)          2(M)           2(M)

(A) Series I and Series II shares began operations on 11-2-05 and 7-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(M)  Not annualized.
(O)  Less than $500,000.
(Q) Does not include expenses of the investment companies in which the Portfolio invests.
(R)  Annualized.
(V) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                          AMERICAN GROWTH-INCOME
                         ---------------------------------------------------------
                                  SERIES I                      SERIES II
                         ---------------------------   ---------------------------
                          YEARS ENDED DECEMBER 31,      YEARS ENDED DECEMBER 31,
                         ---------------------------   ---------------------------
                          2005      2004     2003(A)    2005      2004     2003(A)
                         -------   -------   -------   -------   -------   -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $ 17.00   $ 15.55   $ 13.78   $ 16.97   $ 15.53   $ 12.50
Net investment income
(loss)                    0.27(H)     0.05      0.10    0.24(H)     0.04      0.09
Net realized and
unrealized gain (loss)
on investments              0.65      1.49      1.67      0.66      1.48      2.94
                         -------   -------   -------   -------   -------   -------
Total from investment
operations                  0.92      1.54      1.77      0.90      1.52      3.03
                         -------   -------   -------   -------   -------   -------
LESS DISTRIBUTIONS
From net investment
income                     (0.08)    (0.07)        -     (0.07)    (0.06)        -
From net realized gain     (0.03)    (0.02)        -     (0.03)    (0.02)        -
                         -------   -------   -------   -------   -------   -------
                           (0.11)    (0.09)        -     (0.10)    (0.08)        -
                         -------   -------   -------   -------   -------   -------
NET ASSET VALUE, END
OF PERIOD                $ 17.81   $ 17.00   $ 15.55   $ 17.77   $ 16.97   $ 15.53
                         =======   =======   =======   =======   =======   =======
       TOTAL RETURN
(%)(K)                      5.44      9.96   12.84(M)     5.29      9.83   24.24(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)         $14        $9        $1      $873      $558      $182
Ratio of net expenses
to average net assets
(%)(Q)                      0.38      0.37    0.38(R)     0.53      0.52    0.53(R)
Ratio of net
investment income
(loss) to average net
assets (%)(V)               1.55      1.01    3.66(R)     1.41      0.68    2.08(R)
Portfolio turnover (%)         1         1       2(M)        1         1       2(M)

(A) Series I and Series II shares began operations on 7-9-03 and 5-5-03, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(M)  Not annualized.
(Q) Does not include expenses of the investment companies in which the Portfolio invests.
(R)  Annualized.
(V) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

--------------------------------------------------------------------------------

                                              AMERICAN GROWTH
                         ---------------------------------------------------------
                                  SERIES I                      SERIES II
                         ---------------------------   ---------------------------
                          YEARS ENDED DECEMBER 31,      YEARS ENDED DECEMBER 31,
                         ---------------------------   ---------------------------
                          2005      2004     2003(A)    2005      2004     2003(A)
                         -------   -------   -------   -------   -------   -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $ 17.28   $ 15.42   $ 13.94   $ 17.24   $ 15.41   $ 12.50
Net investment income
(loss)                    0.10(H)    (0.01)      -(J)   0.05(H)    (0.04)      -(J)
Net realized and
unrealized gain (loss)
on investments              2.62      1.88      1.48      2.63      1.88      2.91
                         -------   -------   -------   -------   -------   -------
Total from investment
operations                  2.72      1.87      1.48      2.68      1.84      2.91
                         -------   -------   -------   -------   -------   -------
LESS DISTRIBUTIONS
From net realized gain     (0.02)    (0.01)        -     (0.02)    (0.01)        -
                         -------   -------   -------   -------   -------   -------
                           (0.02)    (0.01)        -     (0.02)    (0.01)        -
                         -------   -------   -------   -------   -------   -------
NET ASSET VALUE, END
OF PERIOD                $ 19.98   $ 17.28   $ 15.42   $ 19.90   $ 17.24   $ 15.41
                         =======   =======   =======   =======   =======   =======
       TOTAL RETURN
(%)(K)                     15.78     12.10   10.62(M)    15.59     11.91   23.28(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)         $57       $17        $3    $1,134      $708      $270
Ratio of net expenses
to average net assets
(%)(Q)                      0.38      0.37    0.38(R)     0.53      0.52    0.53(R)
Ratio of net
investment income
(loss) to average net
assets (%)(V)               0.54     (0.12)   0.04(R)     0.25     (0.30)    (0.23)(R)
Portfolio turnover (%)         3         1       1(M)        3         1       1(M)

(A) Series I and Series II shares began operations on 7-9-03 and 5-5-03, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(M)  Not annualized.
(Q) Does not include expenses of the investment companies in which the Portfolio invests.
(R)  Annualized.
(V) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                          AMERICAN INTERNATIONAL
                         ---------------------------------------------------------
                                  SERIES I                      SERIES II
                         ---------------------------   ---------------------------
                          YEARS ENDED DECEMBER 31,      YEARS ENDED DECEMBER 31,
                         ---------------------------   ---------------------------
                          2005      2004     2003(A)    2005      2004     2003(A)
                         -------   -------   -------   -------   -------   -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $ 19.37   $ 16.68   $ 13.78   $ 19.34   $ 16.66   $ 12.50
Net investment income
(loss)                    0.34(H)     0.13      0.16    0.25(H)     0.11      0.14
Net realized and
unrealized gain (loss)
on investments              3.40      2.97      2.74      3.45      2.96      4.02
                         -------   -------   -------   -------   -------   -------
Total from investment
operations                  3.74      3.10      2.90      3.70      3.07      4.16
                         -------   -------   -------   -------   -------   -------
LESS DISTRIBUTIONS
From net investment
income                     (0.14)    (0.12)        -     (0.11)    (0.10)        -
From net realized gain     (1.53)    (0.29)        -     (1.53)    (0.29)        -
                         -------   -------   -------   -------   -------   -------
                           (1.67)    (0.41)        -     (1.64)    (0.39)        -
                         -------   -------   -------   -------   -------   -------
NET ASSET VALUE, END
OF PERIOD                $ 21.44   $ 19.37   $ 16.68   $ 21.40   $ 19.34   $ 16.66
                         =======   =======   =======   =======   =======   =======
       TOTAL RETURN
(%)(K)                     21.07     18.88   21.04(M)    20.87     18.74   33.28(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)         $35       $10        $3      $624      $307      $178
Ratio of net expenses
to average net assets
(%)(Q)                      0.38      0.38    0.39(R)     0.53      0.53    0.54(R)
Ratio of net
investment income
(loss) to average net
assets (%)(V)               1.75      1.57    3.34(R)     1.31      1.07    2.01(R)
Portfolio turnover (%)         6        65      22(M)        6        65      22(M)

(A) Series I and Series II shares began operations on 7-9-03 and 5-5-03, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(M)  Not annualized.
(Q) Does not include expenses of the investment companies in which the Portfolio invests.
(R)  Annualized.
(V) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                  BLUE CHIP GROWTH
                                -----------------------------------------------------
                                                      SERIES I
                                -----------------------------------------------------
                                              YEARS ENDED DECEMBER 31,
                                -----------------------------------------------------
                                 2005       2004        2003         2002        2001
                                ------     -------     ------       ------       ----
PER SHARE OPERATING
PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                          $16.86     $ 15.48     $11.99       $15.83       $20.13
Net investment income
(loss)(H)                         0.04        0.08       0.02         0.01         -(J)
Net realized and unrealized
gain (loss) on investments        0.90        1.32       3.48        (3.85)      (2.97)
                                ------     -------     ------       ------       ----

Total from investment
operations                        0.94        1.40       3.50        (3.84)      (2.97)
                                ------     -------     ------       ------       ----

LESS DISTRIBUTIONS
From net investment income       (0.07)      (0.02)     (0.01)           -          -
From net realized gain               -           -          -            -       (1.33)
                                ------     -------     ------       ------       ----

                                 (0.07)      (0.02)     (0.01)           -       (1.33)
                                ------     -------     ------       ------       ----

NET ASSET VALUE, END OF PERIOD  $17.73     $ 16.86     $15.48       $11.99       $15.83
                                ======     =======     ======       ======       ====

       TOTAL RETURN (%)(K)(L)     5.60        9.03      29.17       (24.26)      (14.61)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                         $769      $1,309     $1,291       $1,093       $1,633
Ratio of net expenses to
average net assets (%)            0.89        0.88       0.90         0.91       0.92
Ratio of gross expenses to
average net assets (%)(P)         0.92        0.91       0.92         0.93       0.93
Ratio of net investment income
(loss) to average net assets
(%)                               0.24        0.53       0.15         0.05         -(J)
Portfolio turnover (%)             65(X)        31         35           39         48

                                            BLUE CHIP GROWTH
                                -----------------------------------------
                                                SERIES II
                                -----------------------------------------
                                        YEARS ENDED DECEMBER 31,
                                -----------------------------------------
                                 2005        2004       2003      2002(A)
                                -------     ------     ------     -------
PER SHARE OPERATING
PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                          $ 16.78     $15.43     $11.98     $ 15.53
Net investment income
(loss)(H)                          0.01       0.07         -(J)        -(J)
Net realized and unrealized
gain (loss) on investments         0.89       1.29       3.47       (3.55)
                                -------     ------     ------     -------
Total from investment
operations                         0.90       1.36       3.47       (3.55)
                                -------     ------     ------     -------
LESS DISTRIBUTIONS
From net investment income            -      (0.01)     (0.02)          -
From net realized gain                -          -          -           -
                                -------     ------     ------     -------
                                      -      (0.01)     (0.02)          -
                                -------     ------     ------     -------
NET ASSET VALUE, END OF PERIOD  $ 17.68     $16.78     $15.43     $ 11.98
                                =======     ======     ======     =======
       TOTAL RETURN (%)(K)(L)      5.36       8.83      29.02      (22.86)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                          $181       $471       $205         $61
Ratio of net expenses to
average net assets (%)             1.09       1.08       1.10       1.11(R)
Ratio of gross expenses to
average net assets (%)(P)          1.12       1.11       1.12       1.13(R)
Ratio of net investment income
(loss) to average net assets
(%)                                0.04       0.47      (0.03)      (0.01)(R)
Portfolio turnover (%)              65(X)       31         35          39

                                                                           BLUE CHIP GROWTH
                                                              ------------------------------------------
                                                                      SERIES III             SERIES NAV
                                                              ---------------------------   ------------
                                                                                             YEAR ENDED
                                                               YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                                              ---------------------------   ------------
                                                               2005     2004      2003(A)     2005(A)
                                                              ------   ------     -------   ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                          $16.80   $15.48     $14.36    $      16.32
Net investment income (loss)(H)                                (0.02)    0.11       0.01            0.04
Net realized and unrealized gain (loss) on investments          0.90     1.25       1.11            1.45
                                                              ------   ------     ------    ------------

Total from investment operations                                0.88     1.36       1.12            1.49
                                                              ------   ------     ------    ------------

LESS DISTRIBUTIONS
From net investment income                                     (0.04)   (0.04)         -           (0.10)
From net realized gain                                             -        -          -               -
                                                              ------   ------     ------    ------------

                                                               (0.04)   (0.04)         -           (0.10)
                                                              ------   ------     ------    ------------

NET ASSET VALUE, END OF PERIOD                                $17.64   $16.80     $15.48    $      17.71
                                                              ======   ======     ======    ============

       TOTAL RETURN (%)(K)(L)                                   5.26     8.79      7.80(M)         9.19(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           $1       $1         -(O)        $1,480
Ratio of net expenses to average net assets (%)                 1.25     1.23      1.25(R)         0.84(R)
Ratio of gross expenses to average net assets (%)(P)            1.98     2.69     19.68(R)         0.87(R)
Ratio of net investment income (loss) to average net assets
(%)                                                            (0.13)    0.73      0.12(R)         0.28(R)
Portfolio turnover (%)                                           65(X)     31         35             65(X)

(A) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-05-03 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(O)  Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(X)  Excludes merger activity.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                              CAPITAL APPRECIATION
                                            ---------------------------------------------------------
                                                                    SERIES I
                                            ---------------------------------------------------------

                                                            YEARS ENDED DECEMBER 31,
                                            ---------------------------------------------------------
                                             2005        2004        2003         2002         2001
                                            -------     -------     ------       ------       -------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD        $  8.79     $  8.04     $ 6.21       $ 8.95       $ 10.97
Net investment income (loss)(H)               (0.01)       0.01      (0.01)       (0.01)        (0.02)
Net realized and unrealized gain (loss) on
investments                                    1.24        0.74       1.84        (2.73)        (2.00)
                                            -------     -------     ------       ------       -------

Total from investment operations               1.23        0.75       1.83        (2.74)        (2.02)
                                            -------     -------     ------       ------       -------

LESS DISTRIBUTIONS
From net investment income                        -           -          -            -             -
                                            -------     -------     ------       ------       -------

                                                  -           -          -            -             -
                                            -------     -------     ------       ------       -------

NET ASSET VALUE, END OF PERIOD              $ 10.02     $  8.79     $ 8.04       $ 6.21       $  8.95
                                            =======     =======     ======       ======       =======

       TOTAL RETURN (%)                       13.99        9.33      29.47       (30.61)       (18.41)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $52        $129       $121         $100           $40
Ratio of net expenses to average net
assets (%)                                     0.95        0.97       0.99         1.05          1.20
Ratio of net investment income (loss) to
average net assets (%)                        (0.10)       0.15      (0.13)       (0.14)        (0.22)
Portfolio turnover (%)                          101          79         71           67           102

                                                             CAPITAL APPRECIATION
                                            -------------------------------------------------------
                                                            SERIES II                   SERIES NAV
                                            -----------------------------------------   -----------
                                                                                        YEAR ENDED
                                                    YEARS ENDED DECEMBER 31,            DECEMBER 31
                                            -----------------------------------------   -----------
                                             2005        2004       2003      2002(A)     2005(A)
                                            -------     ------     ------     -------   -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD        $  8.76     $ 8.02     $ 6.20     $  8.73     $  8.51
Net investment income (loss)(H)               (0.02)        -(J)    (0.03)      (0.02)      (0.01)
Net realized and unrealized gain (loss) on
investments                                    1.22       0.74       1.85       (2.51)       1.53
                                            -------     ------     ------     -------     -------
Total from investment operations               1.20       0.74       1.82       (2.53)       1.52
                                            -------     ------     ------     -------     -------
LESS DISTRIBUTIONS
From net investment income                        -          -          -           -       (0.01)
                                            -------     ------     ------     -------     -------
                                                  -          -          -           -       (0.01)
                                            -------     ------     ------     -------     -------
NET ASSET VALUE, END OF PERIOD              $  9.96     $ 8.76     $ 8.02     $  6.20     $ 10.02
                                            =======     ======     ======     =======     =======
       TOTAL RETURN (%)                       13.70       9.23      29.35      (28.98)(M)    17.88(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $47       $125        $72         $23        $207
Ratio of net expenses to average net
assets (%)                                     1.15       1.17       1.19       1.25(R)     0.88(R)
Ratio of net investment income (loss) to
average net assets (%)                        (0.27)      0.02      (0.35)      (0.27)(R)     (0.18)(R)
Portfolio turnover (%)                          101         79         71          67         101

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(M)  Not annualized.
(R)  Annualized.

--------------------------------------------------------------------------------

                                                                                    CLASSIC VALUE
                                                              ----------------------------------------------------------
                                                                                                                 SERIES
                                                                   SERIES I               SERIES II               NAV
                                                              ------------------     --------------------       --------
                                                                                                                  YEAR
                                                                                                                 ENDED
                                                                 YEARS ENDED             YEARS ENDED            DECEMBER
                                                                 DECEMBER 31,            DECEMBER 31,             31,
                                                              ------------------     --------------------       --------
                                                               2005      2004(A)      2005        2004(A)       2005(A)
                                                              ------     -------     ------       -------       --------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                          $13.84     $ 12.50     $13.83       $ 12.50       $ 13.42
Net investment income (loss)(H)                                 0.13        0.05       0.09          0.04          0.09
Net realized and unrealized gain (loss) on investments          1.17        1.36       1.18          1.36          1.64
                                                              ------     -------     ------       -------       -------

Total from investment operations                                1.30        1.41       1.27          1.40          1.73
                                                              ------     -------     ------       -------       -------

LESS DISTRIBUTIONS
From net investment income                                     (0.08)      (0.03)     (0.05)        (0.03)        (0.09)
From net realized gain                                         (0.69)      (0.04)     (0.69)        (0.04)        (0.68)
                                                              ------     -------     ------       -------       -------

                                                               (0.77)      (0.07)     (0.74)        (0.07)        (0.77)
                                                              ------     -------     ------       -------       -------

NET ASSET VALUE, END OF PERIOD                                $14.37     $ 13.84     $14.36       $ 13.83       $ 14.38
                                                              ======     =======     ======       =======       =======

       TOTAL RETURN (%)(K)                                      9.42      11.31(M)(L)   9.22       11.17(M)(L)  12.88(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                          $12          $3        $19           $11            $3
Ratio of net expenses to average net assets (%)                 1.11       1.42(R)     1.32         1.62(R)       1.03(R)
Ratio of gross expenses to average net assets (%)               1.11       1.48(P)(R)   1.32        1.68(P)(R)        -
Ratio of net investment income (loss) to average net assets
(%)                                                             0.88       0.59(R)     0.62         0.44(R)       (0.91(R)
Portfolio turnover (%)                                            42          9(M)       42            9(M)          42

(A) Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total return would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                         CORE BOND
                         ------------------------------------------
                           SERIES I      SERIES II       SERIES NAV
                         ------------   ------------     ----------
                                                            YEAR
                             YEAR           YEAR           ENDED
                            ENDED          ENDED          DECEMBER
                         DECEMBER 31,   DECEMBER 31,        31,
                           2005(A)        2005(A)         2005(A)
                         ------------   ------------     ----------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
 BEGINNING OF PERIOD       $  12.50       $  12.50         $12.50
Net investment income
 (loss)(H)                     0.34           0.31           0.30
Net realized and
 unrealized gain
 (loss) on investments        (0.20)         (0.20)         (0.18)
                           --------       --------         ------
Total from investment
 operations                    0.14           0.11           0.12
                           --------       --------         ------
NET ASSET VALUE, END
 OF PERIOD                 $  12.64       $  12.61         $12.62
                           ========       ========         ======
       TOTAL RETURN
       (%)                   1.12(M)        0.88(M)        0.96(M)
RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)           -(O)            $1           $153
Ratio of net expenses
 to average net assets
 (%)                         0.93(R)        1.11(R)        0.82(R)
Ratio of net
 investment income
 (loss) to average net
 assets (%)                  4.01(R)        3.49(R)        3.55(R)
Portfolio turnover (%)        619(M)         619(M)         619(M)

(A)  Series I, Series II and Series NAV shares began operations on 4-29-05.
(H)  Based on the average of the shares outstanding.
(M)  Not annualized.
(O)  Less than $500,000.
(R)  Annualized.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                               CORE EQUITY
                                                              ----------------------------------------------
                                                                                                     SERIES
                                                                  SERIES I          SERIES II         NAV
                                                              ----------------   ----------------   --------
                                                                                                      YEAR
                                                                                                     ENDED
                                                                YEARS ENDED        YEARS ENDED      DECEMBER
                                                                DECEMBER 31,       DECEMBER 31,       31,
                                                              ----------------   ----------------   --------
                                                               2005    2004(A)    2005    2004(A)   2005(A)
                                                              ------   -------   ------   -------   --------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                          $14.23   $12.50    $14.21   $12.50     $13.71
Net investment income (loss)(H)                                 0.01       -(J)   (0.03)   (0.02)        -(J)
Net realized and unrealized gain (loss) on investments          0.83     1.73      0.85     1.73       1.38
                                                              ------   ------    ------   ------     ------
Total from investment operations                                0.84     1.73      0.82     1.71       1.38
                                                              ------   ------    ------   ------     ------
NET ASSET VALUE, END OF PERIOD                                $15.07   $14.23    $15.03   $14.21     $15.09
                                                              ------   ------    ------   ------     ------
       TOTAL RETURN (%)                                         5.90   13.84(M)    5.77   13.68(M)   10.07(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           $1     $194       $57     $237       $403
Ratio of net expenses to average net assets (%)                 0.91    0.96(R)    1.11    1.16(R)    0.85(R)
Ratio of net investment income (loss) to average net assets
(%)                                                             0.07    (0.05)(R)  (0.21)  (0.26)(R)   (0.02)(R)
Portfolio turnover (%)                                            65       6(M)      65       6(M)       65

(A) Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(M)  Not annualized.
(R)  Annualized.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                  DYNAMIC GROWTH
                                                              -------------------------------------------------------
                                                                                     SERIES I
                                                              -------------------------------------------------------
                                                                             YEARS ENDED DECEMBER 31,
                                                              -------------------------------------------------------
                                                               2005       2004       2003         2002          2001
                                                              ------     ------     ------       -------       ------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 4.84     $ 4.40     $ 3.41       $  4.76       $ 7.98
Net investment income (loss)(H)                                (0.04)     (0.03)     (0.03)        (0.02)       (0.02)
Net realized and unrealized gain (loss) on investments          0.64       0.47       1.02         (1.33)       (3.19)
                                                              ------     ------     ------       -------       ------

Total from investment operations                                0.60       0.44       0.99         (1.35)       (3.21)
                                                              ------     ------     ------       -------       ------

LESS DISTRIBUTIONS
From net investment income                                         -          -          -             -        (0.01)
                                                              ------     ------     ------       -------       ------

                                                                   -          -          -             -        (0.01)
                                                              ------     ------     ------       -------       ------

NET ASSET VALUE, END OF PERIOD                                $ 5.44     $ 4.84     $ 4.40       $  3.41       $ 4.76
                                                              ======     ======     ======       =======       ======

       TOTAL RETURN (%)(K)                                     12.40      10.00      29.03        (28.36)      (40.24)
RATIOS AND SUPPLEMENTAL DATA
Net assets,end of period (in millions)                          $133       $129       $140           $64         $133
Ratio of net expenses to average net assets (%)                 1.07       1.07     1.09(T)         1.10         1.08
Ratio of net investment income (loss) to average net assets
(%)                                                            (0.74)     (0.72)     (0.68)        (0.55)       (0.43)
Portfolio turnover (%)                                            78        121      133(X)          165          180

                                                                                     DYNAMIC GROWTH
                                                              -------------------------------------------------------------
                                                                              SERIES II                         SERIES NAV
                                                              ------------------------------------------       ------------
                                                                                                                YEAR ENDED
                                                                       YEARS ENDED DECEMBER 31,                DECEMBER 31,
                                                              ------------------------------------------       ------------
                                                               2005       2004       2003        2002(A)         2005(A)
                                                              ------     ------     ------       -------       ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 4.83     $ 4.39     $ 3.40       $  4.40       $       4.64
Net investment income (loss)(H)                                (0.05)     (0.04)     (0.03)        (0.03)             (0.02)
Net realized and unrealized gain (loss) on investments          0.63       0.48       1.02         (0.97)              0.83
                                                              ------     ------     ------       -------       ------------

Total from investment operations                                0.58       0.44       0.99         (1.00)              0.81
                                                              ------     ------     ------       -------       ------------

LESS DISTRIBUTIONS
From net investment income                                         -          -          -             -                  -
                                                              ------     ------     ------       -------       ------------

                                                                   -          -          -             -                  -
                                                              ------     ------     ------       -------       ------------

NET ASSET VALUE, END OF PERIOD                                $ 5.41     $ 4.83     $ 4.39       $  3.40       $       5.45

                                                              ======     ======     ======       =======       ------------

       TOTAL RETURN (%)(K)                                     12.01      10.02      29.12        (22.73)(M)        17.46(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets,end of period (in millions)                           $43        $40        $42            $4                 -(O)
Ratio of net expenses to average net assets (%)                 1.27       1.27     1.29(T)       1.30(R)            1.01(R)
Ratio of net investment income (loss) to average net assets
(%)                                                            (0.94)     (0.92)     (0.88)        (0.81)(R)          (0.67)(R)
Portfolio turnover (%)                                            78        121      133(X)          165                 78

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(M)  Not annualized.
(O)  Less than $500,000.
(R)  Annualized.
(T) The ratios of net operating expenses excluding costs incurred in connection with the reorganization were 1.08% for Series I and 1.28% for Series II, respectively.
(X)  Excludes merger activity.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                      EMERGING GROWTH
                              ----------------------------------------------------------------
                                        SERIES I                          SERIES II
                              -----------------------------     ------------------------------
                                YEARS ENDED DECEMBER 31,           YEARS ENDED DECEMBER 31,
                              -----------------------------     ------------------------------
                               2005       2004      2003(A)      2005        2004      2003(A)
                              ------     ------     -------     -------     ------     -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
 BEGINNING OF PERIOD          $16.46     $15.75     $12.50      $ 16.40     $15.73     $12.50
Net investment income
 (loss)(H)                     (0.07)     (0.06)     (0.09)       (0.12)     (0.11)     (0.11)
Net realized and
unrealized gain (loss)
on investments                  1.33       1.13       3.95         1.33       1.14       3.95
                              ------     ------     ------      -------     ------     ------
Total from investment
 operations                     1.26       1.07       3.86         1.21       1.03       3.84
                              ------     ------     ------      -------     ------     ------
LESS DISTRIBUTIONS
From net investment
 income                            -          -      (0.61)           -          -      (0.61)
From net realized gain             -      (0.36)         -            -      (0.36)         -
                              ------     ------     ------      -------     ------     ------
                                   -      (0.36)     (0.61)           -      (0.36)     (0.61)
                              ------     ------     ------      -------     ------     ------
NET ASSET VALUE, END
 OF PERIOD                    $17.72     $16.46     $15.75      $ 17.61     $16.40     $15.73
                              ======     ======     ======      =======     ======     ======
       TOTAL RETURN
        (%)(K)                  7.65       6.89     30.84(L)(M)    7.38       6.64     30.68(L)(M)
RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
period (in millions)              $2       $286         $3           $9        $15         $6
Ratio of net expenses
to average net assets
(%)                             0.92       0.92      1.35(R)       1.24       1.20      1.55(R)
Ratio of gross
expenses to average
net assets (%)                  0.92       0.92     2.54(P)(R)     1.24       1.20     2.74(P)(R)
Ratio of net
investment income
(loss) to average net
assets (%)                     (0.42)     (0.43)     (0.89)(R)    (0.74)     (0.74)     (1.08)(R)
Portfolio turnover (%)           121        191      183(M)         121        191      183(M)

                                            EMERGING GROWTH
                              --------------------------------------------
                                       SERIES III               SERIES NAV
                              -----------------------------     ----------
                                                                   YEAR
                                                                  ENDED
                                                                 DECEMBER
                                YEARS ENDED DECEMBER 31,           31,
                              -----------------------------     ----------
                               2005       2004      2003(A)      2005(A)
                              ------     ------     -------     ----------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
 BEGINNING OF PERIOD          $16.46     $15.75     $15.61        $16.31
Net investment income
 (loss)(H)                     (0.15)     (0.11)      0.01         (0.05)
Net realized and
unrealized gain (loss)
on investments                  1.40       1.18       0.74          1.47
                              ------     ------     ------        ------
Total from investment
 operations                     1.25       1.07       0.75          1.42
                              ------     ------     ------        ------
LESS DISTRIBUTIONS
From net investment
 income                            -          -      (0.61)            -
From net realized gain             -      (0.36)         -             -
                              ------     ------     ------        ------
                                   -      (0.36)     (0.61)            -
                              ------     ------     ------        ------
NET ASSET VALUE, END
 OF PERIOD                    $17.71     $16.46     $15.75        $17.73
                              ======     ======     ======        ======
       TOTAL RETURN
        (%)(K)                7.59(L)    6.89(L)    4.77(L)(M)    8.71(M)
RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
period (in millions)              -(O)       -(O)       -(O)         $11
Ratio of net expenses
to average net assets
(%)                             1.40       1.30      1.70(R)      0.95(R)
Ratio of gross
expenses to average
net assets (%)                2.63(P)    4.32(P)    354.65(P)(R)   0.95(R)
Ratio of net
investment income
(loss) to average net
assets (%)                     (0.89)     (0.77)     0.19(R)       (0.40)(R)
Portfolio turnover (%)           121        191       183(M)         121

(A) Series I, Series II, Series III and Series NAV shares began operations on 5-5-03, 5-5-03, 9-5-03 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(O)  Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                               EMERGING SMALL COMPANY
                              --------------------------------------------------------
                                                      SERIES I
                              --------------------------------------------------------
                                              YEARS ENDED DECEMBER 31,
                              --------------------------------------------------------
                               2005       2004        2003         2002         2001
                              ------     -------     ------       ------       -------
PER SHARE OPERATING
PERFORMANCE
NET ASSET VALUE, BEGINNING
OF PERIOD                     $28.75     $ 25.78     $18.45       $26.06       $ 35.02
Net investment income
(loss)(H)                      (0.18)      (0.21)     (0.12)       (0.12)        (0.08)
Net realized and unrealized
gain (loss) on investments      1.63        3.18       7.45        (7.49)        (7.75)
                              ------     -------     ------       ------       -------

Total from investment
operations                      1.45        2.97       7.33        (7.61)        (7.83)
                              ------     -------     ------       ------       -------

LESS DISTRIBUTIONS
From net realized gain             -           -          -            -         (1.13)
                              ------     -------     ------       ------       -------

NET ASSET VALUE, END OF
PERIOD                        $30.20     $ 28.75     $25.78       $18.45       $ 26.06
                              ======     =======     ======       ======       =======

       TOTAL RETURN (%)(K)      5.04       11.52      39.73       (29.20)       (22.24)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                   $259        $393       $401         $294          $448
Ratio of net expenses to
average net assets (%)          1.12        1.11       1.11         1.12          1.12
Ratio of gross expenses to
average net assets (%)
Ratio of net investment
income (loss) to average net
assets (%)                     (0.63)      (0.76)     (0.58)       (0.57)        (0.30)
Portfolio turnover (%)            54          55         51           35            48

                                       EMERGING SMALL COMPANY
                              ----------------------------------------
                                             SERIES II
                              ----------------------------------------
                                      YEARS ENDED DECEMBER 31,
                              ----------------------------------------
                               2005       2004       2003      2002(A)
                              ------     ------     ------     -------
PER SHARE OPERATING
PERFORMANCE
NET ASSET VALUE, BEGINNING
OF PERIOD                     $28.63     $25.72     $18.44     $ 25.13
Net investment income
(loss)(H)                      (0.23)     (0.26)     (0.18)      (0.11)
Net realized and unrealized
gain (loss) on investments      1.62       3.17       7.46       (6.58)
                              ------     ------     ------
Total from investment
operations                      1.39       2.91       7.28       (6.69)
                              ------     ------     ------     -------
LESS DISTRIBUTIONS
From net realized gain             -          -          -           -
                              ------     ------     ------     -------
NET ASSET VALUE, END OF
PERIOD                        $30.02     $28.63     $25.72     $ 18.44
                              ======     ======     ======     =======
       TOTAL RETURN (%)(K)      4.86      11.31      39.48      (26.62)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                    $71       $120        $83         $18
Ratio of net expenses to
average net assets (%)          1.32       1.31       1.31      1.32(R)
Ratio of gross expenses to
average net assets (%)
Ratio of net investment
income (loss) to average net
assets (%)                     (0.83)     (0.98)     (0.82)      (0.63)(R)
Portfolio turnover (%)            54         55         51          35

                                EMERGING SMALL COMPANY
                             -----------------------------
                                      SERIES III
                             -----------------------------

                               YEARS ENDED DECEMBER 31,
                             -----------------------------
                              2005       2004      2003(A)
                             ------     ------     -------
PER SHARE OPERATING
PERFORMANCE
NET ASSET VALUE, BEGINNING
OF PERIOD                    $28.75     $25.78     $ 23.96
Net investment income
(loss)(H)                     (0.27)     (0.30)      (0.08)
Net realized and unrealized
gain (loss) on investments     1.66       3.27        1.90
                             ------     ------     -------

Total from investment
operations                     1.39       2.97        1.82
                             ------     ------     -------

LESS DISTRIBUTIONS
From net realized gain            -          -           -
                             ------     ------     -------

NET ASSET VALUE, END OF
PERIOD                       $30.14     $28.75     $ 25.78
                             ======     ======     =======

       TOTAL RETURN (%)(K)   4.83(L)    11.52(L)    7.60(L)(M)
RATIOS AND SUPPLEMENTAL
DATA
Net assets, end of period
(in millions)                   $18         -(O)        -(O)
Ratio of net expenses to
average net assets (%)         1.47       1.46      1.46(R)
Ratio of gross expenses to
average net assets (%)       3.28(P)    4.86(P)    20.19(P)(R)
Ratio of net investment
income (loss) to average
net assets (%)                (0.90)     (1.16)      (0.98)(R)
Portfolio turnover (%)           54         55          51

                             EMERGING SMALL COMPANY
                             ------------
                              SERIES NAV
                             ------------
                              YEAR ENDED
                             DECEMBER 31,
                             ------------
                               2005(A)
                             ------------
PER SHARE OPERATING
PERFORMANCE
NET ASSET VALUE, BEGINNING
OF PERIOD                    $      28.21
Net investment income
(loss)(H)                           (0.15)
Net realized and unrealized
gain (loss) on investments           2.17
                             ------------
Total from investment
operations                           2.02
                             ------------
LESS DISTRIBUTIONS
From net realized gain                  -
                             ------------
NET ASSET VALUE, END OF
PERIOD                       $      30.23
                             ============
       TOTAL RETURN (%)(K)         7.16(M)
RATIOS AND SUPPLEMENTAL
DATA
Net assets, end of period
(in millions)                          -(O)
Ratio of net expenses to
average net assets (%)             1.03(R)
Ratio of gross expenses to
average net assets (%)             1.03(R)
Ratio of net investment
income (loss) to average
net assets (%)                    (0.61(R)
Portfolio turnover (%)                 54

(A) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-5-03 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(O)  Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                    EQUITY-INCOME
                               -------------------------------------------------------
                                                      SERIES I
                               -------------------------------------------------------
                                              YEARS ENDED DECEMBER 31,
                               -------------------------------------------------------
                                2005       2004       2003         2002          2001
                               ------     ------     ------       -------       ------
PER SHARE OPERATING
PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                         $17.04     $15.22     $12.62       $ 15.13       $16.83
Net investment income
(loss)(H)                        0.25       0.24       0.23          0.22         0.22
Net realized and unrealized
gain (loss) on investments       0.38       1.96       2.85         (2.13)       (0.06)
                               ------     ------     ------       -------       ------

Total from investment
operations                       0.63       2.20       3.08         (1.91)        0.16
                               ------     ------     ------       -------       ------

LESS DISTRIBUTIONS
From net investment income      (0.21)     (0.20)     (0.22)        (0.19)       (0.29)
From net realized gain          (0.59)     (0.18)     (0.26)        (0.41)       (1.57)
                               ------     ------     ------       -------       ------

                                (0.80)     (0.38)     (0.48)        (0.60)       (1.86)
                               ------     ------     ------       -------       ------

NET ASSET VALUE, END OF
PERIOD                         $16.87     $17.04     $15.22       $ 12.62       $15.13
                               ======     ======     ======       =======       ======

       TOTAL RETURN (%)(K)(L)    3.92      14.81      25.57        (13.28)        1.29
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                        $846     $1,364     $1,277        $1,015       $1,147
Ratio of net expenses to
average net assets (%)           0.89       0.88       0.89          0.91         0.91
Ratio of gross expenses to
average net assets (%)(P)        0.91       0.91       0.92          0.93         0.93
Ratio of net investment
income (loss) to average net
assets (%)                       1.53       1.53       1.73          1.58         1.45
Portfolio turnover (%)            48(X)       21         15            18           19

                                            EQUITY-INCOME
                               ----------------------------------------
                                              SERIES II
                               ----------------------------------------
                                       YEARS ENDED DECEMBER 31,
                               ----------------------------------------
                                2005       2004       2003      2002(A)
                               ------     ------     ------     -------
PER SHARE OPERATING
PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                         $16.96     $15.17     $12.61     $ 15.05
Net investment income
(loss)(H)                        0.22       0.21       0.21        0.21
Net realized and unrealized
gain (loss) on investments       0.38       1.95       2.84       (2.05)
                               ------     ------     ------     -------
Total from investment
operations                       0.60       2.16       3.05       (1.84)
                               ------     ------     ------     -------
LESS DISTRIBUTIONS
From net investment income      (0.16)     (0.19)     (0.23)      (0.19)
From net realized gain          (0.59)     (0.18)     (0.26)      (0.41)
                               ------     ------     ------     -------
                                (0.75)     (0.37)     (0.49)      (0.60)
                               ------     ------     ------     -------
NET ASSET VALUE, END OF
PERIOD                         $16.81     $16.96     $15.17     $ 12.61
                               ======     ======     ======     =======
       TOTAL RETURN (%)(K)(L)    3.72      14.61      25.40      (12.89)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                        $304       $573       $314         $87
Ratio of net expenses to
average net assets (%)           1.08       1.08       1.09       1.11(R)
Ratio of gross expenses to
average net assets (%)(P)        1.11       1.11       1.12       1.13(R)
Ratio of net investment
income (loss) to average net
assets (%)                       1.35       1.38       1.55       1.83(R)
Portfolio turnover (%)            48(X)       21         15          18

                                                                             EQUITY-INCOME
                                                              --------------------------------------------
                                                                      SERIES III               SERIES NAV
                                                              ---------------------------     ------------
                                                                                               YEAR ENDED
                                                               YEARS ENDED DECEMBER 31,       DECEMBER 31,
                                                              ---------------------------     ------------
                                                               2005     2004      2003(A)       2005(A)
                                                              ------   ------     -------     ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                          $16.99   $15.22     $ 13.86        $17.11
Net investment income (loss)(H)                                 0.21     0.23        0.07          0.23
Net realized and unrealized gain (loss) on investments          0.36     1.94        1.29          0.34
                                                              ------   ------     -------        ------

Total from investment operations                                0.57     2.17        1.36          0.57
                                                              ------   ------     -------        ------

LESS DISTRIBUTIONS
From net investment income                                     (0.17)   (0.22)          -         (0.24)
From net realized gain                                         (0.59)   (0.18)          -         (0.59)
                                                              ------   ------     -------        ------

                                                               (0.76)   (0.40)          -         (0.83)
                                                              ------   ------     -------        ------

NET ASSET VALUE, END OF PERIOD                                $16.80   $16.99     $ 15.22        $16.85
                                                              ======   ======     =======        ======

       TOTAL RETURN (%)(K)(L)                                   3.55    14.61       9.81(M)       3.57(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           $1       $1          -(O)      $1,189
Ratio of net expenses to average net assets (%)                 1.24     1.23       1.24(R)       0.83(R)
Ratio of gross expenses to average net assets (%)(P)            2.17     2.82      14.85(R)       0.86(R)
Ratio of net investment income (loss) to average net assets
(%)                                                             1.25     1.45       1.57(R)       1.64(R)
Portfolio turnover (%)                                           48(X)     21          15           48(X)

(A) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-5-03 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(O)  Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(X)  Excludes merger activity.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                           FINANCIAL SERVICES
                         ---------------------------------------------------------------------------------------
                                            SERIES I                                     SERIES II
                         -----------------------------------------------   -------------------------------------
                                    YEARS ENDED DECEMBER 31,                     YEARS ENDED DECEMBER 31,
                         -----------------------------------------------   -------------------------------------
                          2005      2004      2003      2002     2001(A)    2005      2004      2003     2002(A)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $ 14.00   $ 12.73   $  9.55   $ 11.63   $ 12.50   $ 13.93   $ 12.69   $  9.54   $ 11.48
Net investment income
(loss)(H)                   0.07      0.05      0.06      0.03      0.01      0.04      0.02      0.04      0.03
Net realized and
unrealized gain (loss)
on investments              1.29      1.27      3.14     (2.11)    (0.88)     1.30      1.26      3.14     (1.97)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
Total from investment
operations                  1.36      1.32      3.20     (2.08)    (0.87)     1.34      1.28      3.18     (1.94)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
LESS DISTRIBUTIONS
From net investment
income                     (0.05)    (0.05)    (0.02)      -(J)      -(J)    (0.03)    (0.04)    (0.03)      -(J)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
                           (0.05)    (0.05)    (0.02)      -(J)      -(J)    (0.03)    (0.04)    (0.03)      -(J)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
NET ASSET VALUE, END
OF PERIOD                $ 15.31   $ 14.00   $ 12.73   $  9.55   $ 11.63   $ 15.24   $ 13.93   $ 12.69   $  9.54
                         =======   =======   =======   =======   =======   =======   =======   =======   =======
       TOTAL RETURN
(%)(K)                    9.78(L)    10.38     33.58    (17.88)    (6.93)(M)  9.62(L)   10.09    33.40    (16.90)(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)         $54       $53       $52       $37       $25       $44       $43       $36       $12
Ratio of net expenses
to average net assets
(%)                         0.99      1.01      1.05      1.07    1.21(R)     1.19      1.21      1.25    1.27(R)
Ratio of gross
expenses to average
net assets (%)            1.01(P)     1.01      1.05      1.07    1.21(R)   1.21(P)     1.21      1.25    1.27(R)
Ratio of gross
expenses to average
net assets (%)(P)              -         -         -         -         -         -         -         -         -
Ratio of net
investment income
(loss) to average net
assets (%)                  0.47      0.36      0.58      0.31    0.08(R)     0.27      0.17      0.37    0.37(R)
Portfolio turnover (%)      51(X)       12        25        34      53(M)     51(X)       12        25        34

                                            FINANCIAL SERVICES
                              ----------------------------------------------
                                       SERIES III                SERIES NAV
                              -----------------------------     ------------
                                                                    YEAR
                                                                   ENDED
                                YEARS ENDED DECEMBER 31,        DECEMBER 31,
                              -----------------------------     ------------
                               2005       2004      2003(A)       2005(A)
                              ------     ------     -------     ------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD           $13.95     $12.73     $11.28         $13.32
Net investment income
(loss)(H)                       0.02        -(J)      0.04           0.05
Net realized and
unrealized gain (loss)
on investments                  1.29       1.28       1.41           1.94
                              ------     ------     ------         ------
Total from investment
operations                      1.31       1.28       1.45           1.99
                              ------     ------     ------         ------
LESS DISTRIBUTIONS
From net investment
income                         (0.05)     (0.06)         -              -
                              ------     ------     ------         ------
                               (0.05)     (0.06)         -              -
                              ------     ------     ------         ------
NET ASSET VALUE, END
OF PERIOD                     $15.21     $13.95     $12.73         $15.31
                              ======     ======     ======         ======
       TOTAL RETURN
(%)(K)                          9.40      10.11     12.85(M)      14.94(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)             -(O)       -(O)       -(O)           $54
Ratio of net expenses
to average net assets
(%)                             1.34       1.36     1.40(R)        0.88(R)
Ratio of gross
expenses to average
net assets (%)                     -          -          -              -
Ratio of gross
expenses to average
net assets (%)(P)               2.91       4.83     186.33(R)      0.92(R)
Ratio of net
investment income
(loss) to average net
assets (%)                      0.12      (0.01)    0.97(R)        0.52(R)
Portfolio turnover (%)          51(X)        12         25           51(X)

(A) Series I, Series II, Series III and Series NAV shares began operations on 4-30-01, 1-28-02, 9-5-03 and 4-29-05, respectively.
(H) Based on the average of the shares outstanding.
(J) Less than $0.01 per share.
(K) Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M) Not annualized.
(O) Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R) Annualized.
(X) Excludes merger activity.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                 FUNDAMENTAL VALUE
                              --------------------------------------------------------
                                                      SERIES I
                              --------------------------------------------------------
                                              YEARS ENDED DECEMBER 31,
                              --------------------------------------------------------
                               2005       2004        2003         2002        2001(A)
                              ------     -------     ------       ------       -------
PER SHARE OPERATING
PERFORMANCE
NET ASSET VALUE, BEGINNING
OF PERIOD                     $14.14     $ 12.71     $ 9.82       $11.73       $ 12.50
Net investment income
(loss)(H)                       0.12        0.10       0.08         0.07          0.03
Net realized and unrealized
gain (loss) on investments      1.12        1.39       2.84        (1.97)        (0.80)
                              ------     -------     ------       ------       -------

Total from investment
operations                      1.24        1.49       2.92        (1.90)        (0.77)
                              ------     -------     ------       ------       -------

LESS DISTRIBUTIONS
From net investment income     (0.06)      (0.06)     (0.03)       (0.01)            -
                              ------     -------     ------       ------       -------

                               (0.06)      (0.06)     (0.03)       (0.01)            -
                              ------     -------     ------       ------       -------

NET ASSET VALUE, END OF
PERIOD                        $15.32     $ 14.14     $12.71       $ 9.82       $ 11.73
                              ======     =======     ======       ======       =======

       TOTAL RETURN (%)(K)     8.84(L)     11.80      29.83       (16.20)        (6.16)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                   $202        $429       $355         $269          $112
Ratio of net expenses to
average net assets (%)          0.90        0.94       0.97         0.98         1.07(R)
Ratio of gross expenses to
average net assets (%)         0.92(P)      0.94       0.97         0.98         1.07(R)
Ratio of net investment
income (loss) to average net
assets (%)                      0.84        0.74       0.78         0.71         0.45(R)
Portfolio turnover (%)            36           6         12           19           16(M)

                                         FUNDAMENTAL VALUE
                              ----------------------------------------
                                             SERIES II
                              ----------------------------------------
                                      YEARS ENDED DECEMBER 31,
                              ----------------------------------------
                               2005       2004       2003      2002(A)
                              ------     ------     ------     -------
PER SHARE OPERATING
PERFORMANCE
NET ASSET VALUE, BEGINNING
OF PERIOD                     $14.07     $12.68     $ 9.82     $ 11.48
Net investment income
(loss)(H)                       0.09       0.07       0.06        0.07
Net realized and unrealized
gain (loss) on investments      1.13       1.38       2.83       (1.72)
                              ------     ------     ------     -------
Total from investment
operations                      1.22       1.45       2.89       (1.65)
                              ------     ------     ------     -------
LESS DISTRIBUTIONS
From net investment income     (0.03)     (0.06)     (0.03)      (0.01)
                              ------     ------     ------     -------
                               (0.03)     (0.06)     (0.03)      (0.01)
                              ------     ------     ------     -------
NET ASSET VALUE, END OF
PERIOD                        $15.26     $14.07     $12.68     $  9.82
                              ======     ======     ======     =======
       TOTAL RETURN (%)(K)     8.70(L)    11.44      29.57      (14.46)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                   $270       $386       $203         $65
Ratio of net expenses to
average net assets (%)          1.10       1.14       1.17       1.18(R)
Ratio of gross expenses to
average net assets (%)         1.12(P)     1.14       1.17       1.18(R)
Ratio of net investment
income (loss) to average net
assets (%)                      0.63       0.56       0.59       0.75(R)
Portfolio turnover (%)            36          6         12          19

                                                                     FUNDAMENTAL VALUE
                                                              --------------------------------
                                                                         SERIES III
                                                              --------------------------------

                                                                  YEARS ENDED DECEMBER 31,
                                                              --------------------------------
                                                               2005       2004         2003(A)
                                                              ------     -------       -------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                          $14.09     $ 12.71       $ 11.28
Net investment income (loss)(H)                                 0.06        0.08          0.02
Net realized and unrealized gain (loss) on investments          1.12        1.38          1.41
                                                              ------     -------       -------

Total from investment operations                                1.18        1.46          1.43
                                                              ------     -------       -------

LESS DISTRIBUTIONS
From net investment income                                     (0.03)      (0.08)            -
                                                              ------     -------       -------

                                                               (0.03)      (0.08)            -
                                                              ------     -------       -------

NET ASSET VALUE, END OF PERIOD                                $15.24     $ 14.09       $ 12.71
                                                              ======     =======       =======

       TOTAL RETURN (%)(K)                                      8.43       11.52        12.68(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           $1          $1            -(O)
Ratio of net expenses to average net assets (%)                 1.25        1.29         1.32(R)
Ratio of gross expenses to average net assets (%)               1.93        2.81        15.43(R)
Ratio of net investment income (loss) to average net assets
(%)                                                             0.40        0.59         0.55(R)
Portfolio turnover (%)                                            36           6            12

                                                              FUNDAMENTAL VALUE
                                                              ------------
                                                               SERIES NAV
                                                              ------------
                                                               YEAR ENDED
                                                              DECEMBER 31,
                                                              ------------
                                                                2005(A)
                                                              ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                          $      14.37
Net investment income (loss)(H)                                       0.13
Net realized and unrealized gain (loss) on investments                0.89
                                                              ------------
Total from investment operations                                      1.02
                                                              ------------
LESS DISTRIBUTIONS
From net investment income                                           (0.10)
                                                              ------------
                                                                     (0.10)
                                                              ------------
NET ASSET VALUE, END OF PERIOD                                $      15.29
                                                              ============
       TOTAL RETURN (%)(K)                                           7.14(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                               $482
Ratio of net expenses to average net assets (%)                      0.82(R)
Ratio of gross expenses to average net assets (%)                    0.84(R)
Ratio of net investment income (loss) to average net assets
(%)                                                                  1.08(R)
Portfolio turnover (%)                                                  36

(A) Series I, Series II, Series III and Series NAV shares began operations on 4-30-01, 1-28-02, 9-5-03 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(O)  Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                   GLOBAL
                         -------------------------------------------------------------------------------------------
                                            SERIES I                                       SERIES II
                         -----------------------------------------------   -----------------------------------------
                                    YEARS ENDED DECEMBER 31,                       YEARS ENDED DECEMBER 31,
                         -----------------------------------------------   -----------------------------------------
                          2005      2004      2003      2002      2001      2005      2004      2003       2002(A)
                         -------   -------   -------   -------   -------   -------   -------   -------   -----------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
 BEGINNING OF PERIOD     $ 14.79   $ 13.11   $ 10.39   $ 13.00   $ 18.48   $ 14.73   $ 13.07   $ 10.39   $     12.72
Net investment income
(loss)(H)                   0.22      0.18      0.10      0.08      0.12      0.18      0.16      0.08          0.05
Net realized and
unrealized gain (loss)
on investments              1.35      1.73      2.72     (2.54)    (2.78)     1.35      1.72      2.71         (2.23)
                         -------   -------   -------   -------   -------   -------   -------   -------   -----------
Total from investment
 operations                 1.57      1.91      2.82     (2.46)    (2.66)     1.53      1.88      2.79         (2.18)
                         -------   -------   -------   -------   -------   -------   -------   -------   -----------
LESS DISTRIBUTIONS
From net investment
 income                    (0.19)    (0.23)    (0.10)    (0.15)    (0.40)    (0.17)    (0.22)    (0.11)        (0.15)
From net realized gain         -         -         -         -     (2.42)        -         -         -             -
                         -------   -------   -------   -------   -------   -------   -------   -------   -----------
                           (0.19)    (0.23)    (0.10)    (0.15)    (2.82)    (0.17)    (0.22)    (0.11)        (0.15)
                         -------   -------   -------   -------   -------   -------   -------   -------   -----------
NET ASSET VALUE, END
 OF PERIOD               $ 16.17   $ 14.79   $ 13.11   $ 10.39   $ 13.00   $ 16.09   $ 14.73   $ 13.07   $     10.39
                         =======   =======   =======   =======   =======   =======   =======   =======   ===========
       TOTAL RETURN
        (%)(K)           10.72(L)  14.75(L)    27.46    (19.11)   (16.09)  10.50(L)  14.53(L)    27.23        (17.33)(M)
RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)       $344      $358      $363      $348      $528       $36       $28       $20            $9
Ratio of net expenses
to average net assets
(%)                         1.00      1.00      1.05      1.04      1.01      1.19      1.20      1.25        1.24(R)
Ratio of gross
expenses to average
net assets (%)            1.05(P)   1.05(P)     1.05      1.04      1.01    1.25(P)   1.25(P)     1.25        1.24(R)
Ratio of net
investment income
(loss) to average net
assets (%)                  1.43      1.36      0.93      0.72      0.81      1.21      1.21      0.68        0.55(R)
Portfolio turnover (%)        24        39       149        92       156        24        39       149            92

                                          GLOBAL
                        ------------------------------------------
                                SERIES III             SERIES NAV
                        ---------------------------   ------------
                                                       YEAR ENDED
                         YEARS ENDED DECEMBER 31,     DECEMBER 31,
                        ---------------------------   ------------
                         2005      2004     2003(A)     2005(A)
                        -------   -------   -------   ------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
 BEGINNING OF PERIOD    $ 14.74   $ 13.11   $ 12.02   $      14.36
Net investment income
(loss)(H)                  0.15      0.21      0.06           0.11
Net realized and
unrealized gain (loss)
on investments             1.37      1.67      1.03           1.70
                        -------   -------   -------   ------------
Total from investment
 operations                1.52      1.88      1.09           1.81
                        -------   -------   -------   ------------
LESS DISTRIBUTIONS
From net investment
 income                   (0.18)    (0.25)        -              -
From net realized gain        -         -         -              -
                        -------   -------   -------   ------------
                          (0.18)    (0.25)        -              -
                        -------   -------   -------   ------------
NET ASSET VALUE, END
 OF PERIOD              $ 16.08   $ 14.74   $ 13.11   $      16.17
                        =======   =======   =======   ============
       TOTAL RETURN
       (%)(K)             10.42     14.53    9.07(M)       12.60(M)
RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)        -(O)      -(O)      -(O)           -(O)
Ratio of net expenses
to average net assets
(%)                        1.34      1.35    1.40(R)        0.91(R)
Ratio of gross
expenses to average
net assets (%)             2.66      5.53   345.59(R)       0.97(R)
Ratio of net
investment income
(loss) to average net
assets (%)                 1.00      1.58    1.38(R)        0.99(R)
Portfolio turnover (%)       24        39       149             24

(A) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-5-03 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(O)  Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                   GLOBAL ALLOCATION
                         ------------------------------------------------------------------------------------------------------
                                            SERIES I                                     SERIES II                  SERIES NAV
                         -----------------------------------------------   -------------------------------------   ------------
                                                                                                                       YEAR
                                                                                                                      ENDED
                                    YEARS ENDED DECEMBER 31,                     YEARS ENDED DECEMBER 31,          DECEMBER 31,
                         -----------------------------------------------   -------------------------------------   ------------
                          2005      2004      2003      2002      2001      2005      2004      2003      2002       2005(A)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------   ------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $ 10.82   $  9.70   $  7.71   $ 10.04   $ 11.67   $ 10.78   $  9.68   $  7.70   $  9.91      $ 10.87
Net investment income
(loss)(H)                   0.16      0.14      0.06      0.04      0.01      0.13      0.11      0.04      0.04         0.16
Net realized and
unrealized gain (loss)
on investments              0.50      1.08      1.97     (2.37)    (1.57)     0.50      1.09      1.99     (2.25)        0.46
                         -------   -------   -------   -------   -------   -------   -------   -------   -------      -------
Total from investment
operations                  0.66      1.22      2.03     (2.33)    (1.56)     0.63      1.20      2.03     (2.21)        0.62
                         -------   -------   -------   -------   -------   -------   -------   -------   -------      -------
LESS DISTRIBUTIONS
From net investment
income                     (0.10)    (0.10)    (0.04)      -(J)    (0.01)    (0.09)    (0.10)    (0.05)      -(J)       (0.12)
From net realized gain         -         -         -         -     (0.06)        -         -         -         -            -
                         -------   -------   -------   -------   -------   -------   -------   -------   -------      -------
                           (0.10)    (0.10)    (0.04)      -(J)    (0.07)    (0.09)    (0.10)    (0.05)      -(J)       (0.12)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------      -------
NET ASSET VALUE, END
OF PERIOD                $ 11.38   $ 10.82   $  9.70   $  7.71   $ 10.04   $ 11.32   $ 10.78   $  9.68   $  7.70      $ 11.37
                         =======   =======   =======   =======   =======   =======   =======   =======   =======      =======
       TOTAL RETURN
(%)(K)                      6.20     12.73     26.43    (23.21)   (13.38)     5.93     12.52     26.47    (22.30)(M)     5.81(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)         $80      $110       $64       $57       $74      $113       $93       $19        $5          -(O)
Ratio of net expenses
to average net assets
(%)                         1.09      1.10      1.22      1.18      1.30      1.29      1.30      1.42    1.38(R)      0.94(R)
Ratio of net
investment income
(loss) to average net
assets (%)                  1.44      1.38      0.74      0.44      0.11      1.21      1.12      0.49    0.51(R)      1.92(R)
Portfolio turnover (%)       129        76       147        18        25       129        76       147        18          129

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(M)  Not annualized.
(O)  Less than $500,000.
(R)  Annualized.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                GLOBAL BOND
                         ------------------------------------------------------------------------------------------
                                            SERIES I                                      SERIES II
                         -----------------------------------------------   ----------------------------------------
                                    YEARS ENDED DECEMBER 31,                       YEARS ENDED DECEMBER 31,
                         -----------------------------------------------   ----------------------------------------
                          2005     2004(D)   2003(D)   2002(D)   2001(D)    2005     2004(D)   2003(D)   2002(A)(D)
                         -------   -------   -------   -------   -------   -------   -------   -------   ----------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
 BEGINNING OF PERIOD     $ 16.28   $ 15.34   $ 13.79   $ 11.48   $ 11.42   $ 16.20   $ 15.29   $ 13.77    $ 11.36
Net investment income
 (loss)(H)                  0.44      0.32      0.44      0.40      0.41      0.41      0.29      0.39       0.40
Net realized and
unrealized gain (loss)
on investments             (1.49)     1.21      1.62      1.91     (0.35)    (1.47)     1.21      1.64       2.01
                         -------   -------   -------   -------   -------   -------   -------   -------    -------
Total from investment
 operations                (1.05)     1.53      2.06      2.31      0.06     (1.06)     1.50      2.03       2.41
                         -------   -------   -------   -------   -------   -------   -------   -------    -------
LESS DISTRIBUTIONS
From net investment
 income                    (0.73)    (0.59)    (0.51)        -         -     (0.67)    (0.59)    (0.51)         -
From net realized gain     (0.13)        -         -         -         -     (0.13)        -         -          -
                         -------   -------   -------   -------   -------   -------   -------   -------    -------
                           (0.86)    (0.59)    (0.51)        -         -     (0.80)    (0.59)    (0.51)         -
                         -------   -------   -------   -------   -------   -------   -------   -------    -------
NET ASSET VALUE, END
 OF PERIOD               $ 14.37   $ 16.28   $ 15.34   $ 13.79   $ 11.48   $ 14.34   $ 16.20   $ 15.29    $ 13.77
                         =======   =======   =======   =======   =======   =======   =======   =======    =======
       TOTAL RETURN
        (%)(K)             (6.66)    10.38     15.40     20.12      0.53     (6.77)    10.21     15.25    21.21(M)
RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)       $132      $438      $195      $182       $97      $143      $368       $64        $22
Ratio of net expenses
to average net assets
(%)                         0.86      0.85      0.91      0.92      1.02      1.06      1.05      1.11     1.12(R)
Ratio of gross
expenses to average
net assets (%)                 -         -         -         -                   -         -         -          -
Ratio of net
investment income
(loss) to average net
assets (%)                  2.89      2.13      3.10      3.23      3.56      2.67      1.93      2.74       3.30
Portfolio turnover (%)     327(X)      174       338       439       527     327(X)      174       338        439

                                         GLOBAL BOND
                        ---------------------------------------------
                                  SERIES III              SERIES NAV
                        ------------------------------   ------------
                                                             YEAR
                                                            ENDED
                           YEARS ENDED DECEMBER 31,      DECEMBER 31,
                        ------------------------------   ------------
                         2005     2004(D)   2003(A)(D)     2005(A)
                        -------   -------   ----------   ------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
 BEGINNING OF PERIOD    $ 16.22   $ 15.34    $ 13.72        $ 16.11
Net investment income
 (loss)(H)                 0.39      0.23       0.05           0.40
Net realized and
unrealized gain (loss)
on investments            (1.48)     1.25       1.57          (1.26)
                        -------   -------    -------        -------
Total from investment
 operations               (1.09)     1.48       1.62          (0.86)
                        -------   -------    -------        -------
LESS DISTRIBUTIONS
From net investment
 income                   (0.74)    (0.60)         -          (0.78)
From net realized gain    (0.13)        -          -          (0.13)
                        -------   -------    -------        -------
                          (0.87)    (0.60)         -          (0.91)
                        -------   -------    -------        -------
NET ASSET VALUE, END
 OF PERIOD              $ 14.26   $ 16.22    $ 15.34        $ 14.34
                        =======   =======    =======        =======
       TOTAL RETURN
       (%)(K)             (6.93)(L) 10.05(L)  11.81(L)(M)      (5.58)(M)
RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)       -(O)       $1        -(O)          $520
Ratio of net expenses
to average net assets
(%)                        1.21      1.20     1.26(R)        0.80(R)
Ratio of gross
expenses to average
net assets (%)           2.06(P)   2.56(P)   18.10(P)(R)     0.80(R)
Ratio of net
investment income
(loss) to average net
assets (%)                 2.57      1.54     1.28(R)        3.16(R)
Portfolio turnover (%)    327(X)      174        338          327(X)

(A) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-05-03 and 2-28-05, respectively.
(D) As a result of changes in generally accepted accounting principles, periodic payments made under interest rate swap agreements, previously included within interest income,have been included to realized gain (loss) in the Statements of Operations. The effect of this reclassification was to increase the net investment income per share by $0.04 for Series I, $0.05 for Series II, and $0.14 for Series III, and the net investment income ratio by 0.51% for Series I, 0.68% for Series II, and 1.89% for Series III, for the year ended 12-31-04. For consistency, similar reclassifications have been made to prior year amounts,resulting in increases to the net investment income per share of $0.05 for Series I, $0.06 for Series II, and $0.03 for Series III, and to the net investment income ratio of 0.35% for Series I, 0.41% for Series II, and 0.75% for Series III for the year/period ended 12-31-03; increases to the net investment income per share of less than $0.01 for Series I and $0.03 for Series II, and to the net investment income ratio of 0.03% for Series I and 0.23% for Series II for the year/period ended 12-31-02; increases to the net investment income per share of $0.03 for Series I, and to the net investment income ratio of 0.27% for Series I for the year ended 12-31-01.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(O)  Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(X)  Excludes merger activity.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                            HEALTH SCIENCES
                                             ---------------------------------------------
                                                               SERIES I
                                             ---------------------------------------------
                                                       YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------
                                              2005       2004     2003     2002    2001(A)
                                             ------     ------   ------   ------   -------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD         $15.44     $13.39    $9.83   $13.54   $12.50
Net investment income (loss)(H)               (0.13)     (0.12)   (0.10)   (0.08)   (0.07)
Net realized and unrealized gain (loss) on
investments                                    1.81       2.17     3.66    (3.60)    1.11
                                             ------     ------   ------   ------   ------
Total from investment operations               1.68       2.05     3.56    (3.68)    1.04
                                             ------     ------   ------   ------   ------
LESS DISTRIBUTIONS
From net realized gain                        (1.15)         -        -    (0.03)       -
                                             ------     ------   ------   ------   ------
NET ASSET VALUE, END OF PERIOD               $15.97     $15.44   $13.39    $9.83   $13.54
                                             ======     ======   ======   ======   ======
       TOTAL RETURN (%)(K)(L)                 12.50      15.31    36.22   (27.24)  8.32(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)        $132       $121     $101      $62      $52
Ratio of net expenses to average net assets
(%)                                            1.19       1.18     1.21     1.23   1.44(R)
Ratio of gross expenses to average net
assets (%)(P)                                  1.22       1.21     1.23     1.25   1.45(R)
Ratio of net investment income (loss) to
average net assets (%)                        (0.89)     (0.84)   (0.82)   (0.74)   (0.76)(R)
Portfolio turnover (%)                         67(X)        48       44       55     81(M)

                                                      HEALTH SCIENCES
                                             ----------------------------------
                                                         SERIES II
                                             ----------------------------------
                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------
                                              2005     2004     2003    2002(A)
                                             ------   ------   ------   -------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD         $15.37   $13.36    $9.83   $12.90
Net investment income (loss)(H)               (0.16)   (0.15)   (0.12)   (0.09)
Net realized and unrealized gain (loss) on
investments                                    1.80     2.16     3.65    (2.95)
                                             ------   ------   ------   ------
Total from investment operations               1.64     2.01     3.53    (3.04)
                                             ------   ------   ------   ------
LESS DISTRIBUTIONS
From net realized gain                        (1.15)       -        -    (0.03)
                                             ------   ------   ------   ------
NET ASSET VALUE, END OF PERIOD               $15.86   $15.37   $13.36    $9.83
                                             ======   ======   ======   ======
       TOTAL RETURN (%)(K)(L)                 12.28    15.04    35.91   (23.63)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $85      $78      $54      $16
Ratio of net expenses to average net assets
(%)                                            1.39     1.38     1.41   1.43(R)
Ratio of gross expenses to average net
assets (%)(P)                                  1.42     1.41     1.43   1.45(R)
Ratio of net investment income (loss) to
average net assets (%)                        (1.09)   (1.04)   (1.04)   (1.02)(R)
Portfolio turnover (%)                         67(X)      48       44       55

                                                                                HEALTH SCIENCES
                                                                 ----------------------------------------------
                                                                          SERIES III                SERIES NAV
                                                                 -----------------------------     ------------
                                                                                                    YEAR ENDED
                                                                   YEARS ENDED DECEMBER 31,        DECEMBER 31,
                                                                 -----------------------------     ------------
                                                                  2005       2004      2003(A)       2005(A)
                                                                 ------     ------     -------     ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                             $15.44     $13.39     $12.64         $12.99
Net investment income (loss)(H)                                   (0.18)     (0.17)     (0.05)         (0.08)
Net realized and unrealized gain (loss) on investments             1.83       2.22       0.80           3.07
                                                                 ------     ------     ------         ------
Total from investment operations                                   1.65       2.05       0.75           2.99
                                                                 ------     ------     ------         ------
LESS DISTRIBUTIONS
From net realized gain                                            (1.15)         -          -              -
                                                                 ------     ------     ------         ------
NET ASSET VALUE, END OF PERIOD                                   $15.94     $15.44     $13.39         $15.98
                                                                 ======     ======     ======         ======
       TOTAL RETURN (%)(K)(L)                                     12.29      15.31     5.93(M)       23.02(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                             -(O)       -(O)       -(O)           $29
Ratio of net expenses to average net assets (%)                    1.55       1.53     1.56(R)         1.12(R)
Ratio of gross expenses to average net assets (%)(P)               2.48       5.38     10.76(R)        1.15(R)
Ratio of net investment income (loss) to average net assets
(%)                                                               (1.25)     (1.19)     (1.31)(R)      (0.81)(R)
Portfolio turnover (%)                                             67(X)        48         44            67(X)

(A) Series I, Series II, Series III and Series NAV shares began operations on 4-30-01, 1-28-02, 9-5-03 and 4-29-05, respectively.
(H) Based on the average of the shares outstanding.
(K) Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M) Not annualized.
(O) Less than $500.000.
(P) Does not take into consideration expense reductions during the periods shown.
(R) Annualized.
(X) Excludes merger activity.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                               HIGH YIELD
                         ---------------------------------------------------------------------------------------
                                            SERIES I                                     SERIES II
                         -----------------------------------------------   -------------------------------------
                                    YEARS ENDED DECEMBER 31,                     YEARS ENDED DECEMBER 31,
                         -----------------------------------------------   -------------------------------------
                          2005      2004      2003      2002      2001      2005      2004      2003     2002(A)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $ 10.51   $  9.95   $  8.50   $  9.88   $ 11.65   $ 10.45   $  9.91   $  8.49   $  9.95
Net investment income
(loss)(H)                   0.76      0.72      0.69      0.75      1.06      0.74      0.69      0.68      0.47
Net realized and
unrealized gain (loss)
on investments             (0.40)     0.33      1.28     (1.37)    (1.64)    (0.39)     0.34      1.27     (1.17)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
Total from investment
operations                  0.36      1.05      1.97     (0.62)    (0.58)     0.35      1.03      1.95     (0.70)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
LESS DISTRIBUTIONS
From net investment
income                     (0.55)    (0.49)    (0.52)    (0.76)    (1.19)    (0.45)    (0.49)    (0.53)    (0.76)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
                           (0.55)    (0.49)    (0.52)    (0.76)    (1.19)    (0.45)    (0.49)    (0.53)    (0.76)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
NET ASSET VALUE, END
OF PERIOD                $ 10.32   $ 10.51   $  9.95   $  8.50   $  9.88   $ 10.35   $ 10.45   $  9.91   $  8.49
                         =======   =======   =======   =======   =======   =======   =======   =======   =======
       TOTAL RETURN
        (%)(K)              3.70     11.06     24.15     (6.65)    (5.48)     3.56     10.85     23.91     (7.42)(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets,end of
period (in millions)        $179      $755      $621      $337      $323      $109      $691      $296       $50
Ratio of net expenses
to average net assets
(%)                         0.78      0.80      0.82      0.84      0.84      0.98      1.00      1.02    1.04(R)
Ratio of gross
expenses to average
net assets (%)                 -         -         -         -         -         -         -         -         -
Ratio of net
investment income
(loss) to average net
assets (%)                  7.41      7.28      7.56      8.55     10.10      7.13      6.99      7.38    6.18(R)
Portfolio turnover (%)      92(X)       69        75        53        64      92(X)       69        75        53

                                                HIGH YIELD
                              ----------------------------------------------
                                       SERIES III                SERIES NAV
                              -----------------------------     ------------
                                                                    YEAR
                                                                   ENDED
                                YEARS ENDED DECEMBER 31,        DECEMBER 31,
                              -----------------------------     ------------
                               2005       2004      2003(A)       2005(A)
                              ------     ------     -------     ------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD           $10.48     $ 9.95     $ 9.21         $10.63
Net investment income
(loss)(H)                       0.71       0.62       0.22           0.64
Net realized and
unrealized gain (loss)
on investments                 (0.38)      0.41       0.52          (0.38)
                              ------     ------     ------         ------
Total from investment
operations                      0.33       1.03       0.74           0.26
                              ------     ------     ------         ------
LESS DISTRIBUTIONS
From net investment
income                         (0.54)     (0.50)         -          (0.60)
                              ------     ------     ------         ------
                               (0.54)     (0.50)         -          (0.60
                              ------     ------     ------         ------
NET ASSET VALUE, END
OF PERIOD                     $10.27     $10.48     $ 9.95         $10.29
                              ======     ======     ======         ======
       TOTAL RETURN
        (%)(K)                3.36(L)    10.84(L)   8.03(L)(M)     2.70(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)              $1         $2         - O        $1,349
Ratio of net expenses
to average net assets
(%)                             1.13       1.15     1.17(R)        0.72(R)
Ratio of gross
expenses to average
net assets (%)                1.94(P)    2.36(P)    11.65(P)(R)    0.72(R)
Ratio of net
investment income
(loss) to average net
assets (%)                      6.88       6.30     7.15(R)        7.58(R)
Portfolio turnover (%)          92(X)        69         75           92(X)

(A) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-05-03 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(O)  Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(X)  Excludes merger activity.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                     INCOME & VALUE
                         ------------------------------------------------------------------------------------------------------
                                            SERIES I                                     SERIES II                  SERIES NAV
                         -----------------------------------------------   -------------------------------------   ------------
                                                                                                                    YEAR ENDED
                                    YEARS ENDED DECEMBER 31,                     YEARS ENDED DECEMBER 31,          DECEMBER 31,
                         -----------------------------------------------   -------------------------------------   ------------
                          2005      2004      2003      2002      2001      2005      2004      2003     2002(A)     2005(A)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------   ------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $ 10.99   $ 10.35   $  8.36   $ 10.13   $ 10.56   $ 10.93   $ 10.31   $  8.35   $ 10.01         $10.44
Net investment income
(loss)(H)                   0.18      0.16      0.13      0.17      0.19      0.16      0.14      0.11      0.12           0.13
Net realized and
unrealized gain (loss)
on investments              0.38      0.62      2.04     (1.76)    (0.11)     0.37      0.62      2.04     (1.60)          0.80
                         -------   -------   -------   -------   -------   -------   -------   -------   -------   ------------
Total from investment
operations                  0.56      0.78      2.17     (1.59)     0.08      0.53      0.76      2.15     (1.48)          0.93
                         -------   -------   -------   -------   -------   -------   -------   -------   -------   ------------
LESS DISTRIBUTIONS
From net investment
income                     (0.18)    (0.14)    (0.18)    (0.18)    (0.28)    (0.16)    (0.14)    (0.19)    (0.18)             -
From net realized gain         -         -         -         -     (0.23)        -         -         -         -              -
                         -------   -------   -------   -------   -------   -------   -------   -------   -------   ------------
                           (0.18)    (0.14)    (0.18)    (0.18)    (0.51)    (0.16)    (0.14)    (0.19)    (0.18)             -
                         -------   -------   -------   -------   -------   -------   -------   -------   -------   ------------
NET ASSET VALUE, END
OF PERIOD                $ 11.37   $ 10.99   $ 10.35   $  8.36   $ 10.13   $ 11.30   $ 10.93   $ 10.31   $  8.35         $11.37
                         =======   =======   =======   =======   =======   =======   =======   =======   =======   ============
       TOTAL RETURN
(%)(K)                      5.22      7.64     26.48    (15.93)     0.98      4.98      7.42     26.29    (15.02)(M)      8.91(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)        $525      $629      $522      $449      $562      $110      $126       $81       $23             $1
Ratio of net expenses
to average net assets
(%)                         0.90    0.88(T)     0.87      0.88      0.87      1.10    1.08(T)     1.07    1.08(R)       0.87(R)
Ratio of net
investment income
(loss) to average net
assets (%)                  1.70      1.53      1.45      1.90      1.90      1.50      1.32      1.19    1.55(R)       1.70(R)
Portfolio turnover (%)        54      83(X)       91        61        70        54      83(X)       91        61             54

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H) Based on the average of the shares outstanding.
(K) Assumes dividend reinvestment.
(M) Not annualized.
(R) Annualized.
(T) The ratios of operating expenses excluding costs incurred in connection with the reorganization were 0.87% and 1.07% for Series I and Series II, respectively.
(X) Excludes merger activity.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                             INTERNATIONAL CORE TRUST (FORMERLY INTERNATIONAL STOCK)
                                            ---------------------------------------------------------
                                                                    SERIES I
                                            ---------------------------------------------------------

                                                            YEARS ENDED DECEMBER 31,
                                            ---------------------------------------------------------
                                             2005        2004        2003         2002         2001
                                            -------     -------     ------       ------       -------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD        $ 11.11     $  9.69     $ 7.48       $ 9.59       $ 12.81
Net investment income (loss)(H)                0.12        0.12       0.08         0.07          0.04
Net realized and unrealized gain (loss) on
investments                                    1.64        1.38       2.17        (2.14)        (2.75)
                                            -------     -------     ------       ------       -------

Total from investment operations               1.76        1.50       2.25        (2.07)        (2.71)
                                            -------     -------     ------       ------       -------

LESS DISTRIBUTIONS
From net investment income                    (0.09)      (0.08)     (0.04)       (0.04)        (0.02)
From net realized gain                            -           -          -            -         (0.49)
                                            -------     -------     ------       ------       -------

                                              (0.09)      (0.08)     (0.04)       (0.04)        (0.51)
                                            -------     -------     ------       ------       -------

NET ASSET VALUE, END OF PERIOD              $ 12.78     $ 11.11     $ 9.69       $ 7.48       $  9.59
                                            =======     =======     ======       ======       =======

       TOTAL RETURN (%)(K)                    15.94       15.59      30.27       (21.69)(L)    (21.54)(L)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)        $134        $366       $289         $247          $265
Ratio of net expenses to average net
assets (%)                                     1.19        1.16       1.17         1.17          1.21
Ratio of gross expenses to average net
assets (%)                                     1.19        1.16       1.17       1.18(P)       1.22(P)
Ratio of net investment income (loss) to
average net assets (%)                         1.03        1.18       1.07         0.77          0.42
Portfolio turnover (%)                          147          76        159           78            31

                                              INTERNATIONAL CORE TRUST (FORMERLY INTERNATIONAL STOCK)
                                            ------------------------------------------------------------
                                                            SERIES II                        SERIES NAV
                                            -----------------------------------------       ------------
                                                                                             YEAR ENDED
                                                    YEARS ENDED DECEMBER 31,                DECEMBER 31,
                                            -----------------------------------------       ------------
                                             2005        2004       2003      2002(A)         2005(A)
                                            -------     ------     ------     -------       ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD        $ 11.08     $ 9.68     $ 7.48     $  9.92         $ 11.44
Net investment income (loss)(H)                0.01       0.10       0.05       (0.01)           0.17
Net realized and unrealized gain (loss) on
investments                                    1.73       1.38       2.20       (2.39)           1.27
                                            -------     ------     ------     -------         -------
Total from investment operations               1.74       1.48       2.25       (2.40)           1.44
                                            -------     ------     ------     -------         -------
LESS DISTRIBUTIONS
From net investment income                        -      (0.08)     (0.05)      (0.04)          (0.12)
From net realized gain                            -          -          -           -               -
                                            -------     ------     ------     -------         -------
                                                  -      (0.08)     (0.05)      (0.04)          (0.12)
                                            -------     ------     ------     -------         -------
NET ASSET VALUE, END OF PERIOD              $ 12.82     $11.08     $ 9.68     $  7.48         $ 12.76
                                            =======     ======     ======     =======         =======
       TOTAL RETURN (%)(K)                    15.70      15.35      30.26      (24.29)(L)(M)   12.78(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $33       $253       $100         $33            $702
Ratio of net expenses to average net
assets (%)                                     1.36       1.36       1.37      1.37(R)         1.19(R)
Ratio of gross expenses to average net
assets (%)                                     1.36       1.36       1.37      1.38(P)(R)           -
Ratio of net investment income (loss) to
average net assets (%)                         0.05       0.99       0.65       (0.20)(R)      1.72(R)
Portfolio turnover (%)                          147         76        159          78             147

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                       INTERNATIONAL EQUITY INDEX A
                         ----------------------------------------------------------------------------------------
                                       SERIES I                              SERIES II                 SERIES III
                         ------------------------------------   ------------------------------------   ----------
                                                                                                          YEAR
                                     YEARS ENDED                            YEARS ENDED                  ENDED
                         ------------------------------------   ------------------------------------   ----------
                          DECEMBER      APRIL       DECEMBER     DECEMBER      APRIL       DECEMBER     DECEMBER
                            31,          29,          31,          31,          29,          31,          31,
                         2005(C)(F)   2005(B)(F)   2004(A)(G)   2005(C)(F)   2005(B)(F)   2004(A)(G)    2005(A)
                         ----------   ----------   ----------   ----------   ----------   ----------   ----------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD        $ 14.42     $ 16.33       $ 13.89      $ 14.41     $ 16.31       $ 13.89     $ 14.39
Net investment income
(loss)                      0.19(H)     0.14(H)         0.13       0.17(H)     0.13(H)         0.12        0.28
Net realized and
unrealized gain (loss)
on investments                2.48       (0.46)         2.41         2.48       (0.46)         2.40        2.41
                           -------     -------       -------      -------     -------       -------     -------
Total from investment
operations                    2.67       (0.32)         2.54         2.65       (0.33)         2.52        2.69
                           -------     -------       -------      -------     -------       -------     -------
LESS DISTRIBUTIONS
From net investment
income                           -       (0.15)        (0.10)           -       (0.13)        (0.10)          -
From net realized gain           -       (1.44)            -            -       (1.44)            -           -
                           -------     -------       -------      -------     -------       -------     -------
                                 -       (1.59)        (0.10)           -       (1.57)        (0.10)          -
                           -------     -------       -------      -------     -------       -------     -------
NET ASSET VALUE, END
OF PERIOD                  $ 17.09     $ 14.42       $ 16.33      $ 17.06     $ 14.41       $ 16.31     $ 17.08
                           =======     =======       =======      =======     =======       =======     =======
       TOTAL RETURN
(%)(K)                     18.52(L)(M)    (1.97)(M)   18.45(M)    18.39(L)(M)    (2.03)(M)   18.29(M)   18.69(L)(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)          $121         $90           $77          $34         $27           $26         -(O)
Ratio of net expenses
to average net assets
(%)                         0.64(R)     0.64(R)       0.72(R)      0.84(R)     0.84(R)       0.91(R)     1.02(R)
Ratio of gross
expenses to average
net assets (%)              0.79(R)     0.64(R)       0.72(R)      0.98(P)(R)   0.84(R)      0.91(R)     5.48(P)(R)
Ratio of net
investment income
(loss) to average net
assets (%)                  1.78(R)     2.71(R)       1.40(R)      1.59(R)     2.46(R)       1.04(R)     2.98(R)
Portfolio turnover (%)         7(M)        9(M)         20(M)(X)       7(M)       9(M)         20(M)(X)      7(M)

(A) Series I, Series II and Series III shares began operations on 5-3-04, 5-3-04 and 4-29-05, respectively.
(B) Period from 1-1-05 to 4-29-05.
(C) Period from 4-30-05 to 12-31-05.
(F) Effective after the close of business on 4-29-05, International Equity Index, formerly a series of the John Hancock Variable Series Trust reorganized into a separate portfolio of John Hancock Trust: International Equity Index A. See Note 1 to the financial statements.
(G) Audited by previous auditors.
(H) Based on the average of the shares outstanding.
(K) Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M) Not annualized.
(O) Less than $500,000.
(P) Does not take into consideration expense reductions during the period shown.
(R) Annualized.
(X) Excludes merger activity.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                       INTERNATIONAL
                                       OPPORTUNITIES
                         ------------------------------------------
                                                          SERIES
                           SERIES I      SERIES II         NAV
                         ------------   ------------   ------------
                             YEAR           YEAR           YEAR
                            ENDED          ENDED          ENDED
                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                           2005(A)        2005(A)        2005(A)
                         ------------   ------------   ------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
 BEGINNING OF PERIOD       $  12.50       $  12.50       $  12.50
Net investment income
 (loss)(H)                     0.02           0.03           0.14
Net realized and
 unrealized gain
 (loss) on investments         3.01           2.98           2.90
                           --------       --------       --------
Total from investment
 operations                    3.03           3.01           3.04
                           --------       --------       --------
NET ASSET VALUE, END
 OF PERIOD                 $  15.53       $  15.51       $  15.54
                           ========       ========       ========
       TOTAL RETURN
       (%)                  24.24(M)       24.08(M)       24.32(M)
RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)           -(O)           $13           $332
Ratio of net expenses
 to average net assets
 (%)                         1.19(R)        1.42(R)        1.11(R)
Ratio of net
 investment income
 (loss) to average net
 assets (%)                  0.22(R)        0.25(R)        1.48(R)
Portfolio turnover (%)         101(M)         101(M)         101(M)

(A)  Series I, Series II and Series NAV shares began operations on 4-29-05.
(H)  Based on the average of the shares outstanding.
(M)  Not annualized.
(O)  Less than $500,000.
(R)  Annualized.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                         INTERNATIONAL SMALL CAP
                         ---------------------------------------------------------------------------------------
                                            SERIES I                                     SERIES II
                         -----------------------------------------------   -------------------------------------
                                    YEARS ENDED DECEMBER 31,                     YEARS ENDED DECEMBER 31,
                         -----------------------------------------------   -------------------------------------
                          2005      2004      2003      2002      2001      2005      2004      2003     2002(A)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
 BEGINNING OF PERIOD     $ 17.63   $ 14.56   $  9.41   $ 11.30   $ 16.40   $ 17.58   $ 14.54   $  9.41   $ 11.35
Net investment income
 (loss)(H)                  0.23      0.22      0.08     (0.04)      -(J)     0.15      0.17      0.05     (0.07)
Net realized and
unrealized gain (loss)
on investments              1.59      2.87      5.07     (1.85)    (5.10)     1.62      2.89      5.08     (1.87)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
Total from investment
 operations                 1.82      3.09      5.15     (1.89)    (5.10)     1.77      3.06      5.13     (1.94)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
LESS DISTRIBUTIONS
From net investment
 income                    (0.16)    (0.02)        -         -         -     (0.04)    (0.02)        -         -
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
                           (0.16)    (0.02)        -         -         -     (0.04)    (0.02)        -         -
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
NET ASSET VALUE, END
 OF PERIOD               $ 19.29   $ 17.63   $ 14.56   $  9.41   $ 11.30   $ 19.31   $ 17.58   $ 14.54   $  9.41
                         =======   =======   =======   =======   =======   =======   =======   =======   =======
       TOTAL RETURN
        (%)(K)             10.39     21.23     54.73    (16.73)   (31.10)    10.10     21.03     54.52    (17.09)(M)
RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)       $139      $309      $246      $100      $146       $47      $187       $74        $5
Ratio of net expenses
to average net assets
(%)                         1.22      1.24      1.32      1.57      1.60      1.41      1.44      1.52    1.77(R)
Ratio of gross
expenses to average
net assets (%)
Ratio of net
investment income
(loss) to average net
assets (%)                  1.31      1.44      0.66     (0.40)    (0.01)     0.83      1.10      0.41     (0.73)(R)
Portfolio turnover (%)        47        32       140       501       721        47        32       140       501

                                         INTERNATIONAL SMALL CAP
                              ----------------------------------------------
                                                                   SERIES
                                       SERIES III                   NAV
                              -----------------------------     ------------
                                                                    YEAR
                                                                   ENDED
                                YEARS ENDED DECEMBER 31,        DECEMBER 31,
                              -----------------------------     ------------
                               2005       2004      2003(A)       2005(A)
                              ------     ------     -------     ------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
 BEGINNING OF PERIOD          $17.58     $14.56     $12.69         $18.52
Net investment income
 (loss)(H)                      0.10       0.10      (0.01)          0.23
Net realized and
unrealized gain (loss)
on investments                  1.68       2.95       1.88           0.70
                              ------     ------     ------         ------
Total from investment
 operations                     1.78       3.05       1.87           0.93
                              ------     ------     ------         ------
LESS DISTRIBUTIONS
From net investment
 income                        (0.07)     (0.03)         -          (0.20)
                              ------     ------     ------         ------
                               (0.07)     (0.03)         -          (0.20)
                              ------     ------     ------         ------
NET ASSET VALUE, END
 OF PERIOD                    $19.29     $17.58     $14.56         $19.25
                              ======     ======     ======         ======
       TOTAL RETURN
        (%)(K)                10.19(L)   20.98(L)   14.74(L)(M)    5.11(M)
RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)            -(O)       -(O)       -(O)          $381
Ratio of net expenses
to average net assets
(%)                             1.56       1.63     1.59(R)        1.16(R)
Ratio of gross
expenses to average
net assets (%)                3.17(P)    3.57(P)    15.64(P)(R)    1.16(R)
Ratio of net
investment income
(loss) to average net
assets (%)                      0.54       0.61      (0.19)(R)     1.52(R)
Portfolio turnover (%)            47         32        140             47

(A) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-5-03 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(O)  Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                           INTERNATIONAL VALUE
                         ---------------------------------------------------------------------------------------

                                            SERIES I                                     SERIES II
                         -----------------------------------------------   -------------------------------------

                                    YEARS ENDED DECEMBER 31,                     YEARS ENDED DECEMBER 31,
                         -----------------------------------------------   -------------------------------------
                          2005      2004      2003      2002      2001      2005      2004      2003     2002(A)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
 BEGINNING OF PERIOD     $ 14.80   $ 12.33   $  8.60   $ 10.54   $ 12.06   $ 14.74   $ 12.29   $  8.60   $ 10.31
Net investment income
 (loss)(H)                  0.33      0.21      0.21      0.14      0.14      0.27      0.19      0.18      0.01
Net realized and
unrealized gain (loss)
on investments              1.20      2.42      3.60     (2.01)    (1.34)     1.22      2.41      3.60     (1.65)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
Total from investment
 operations                 1.53      2.63      3.81     (1.87)    (1.20)     1.49      2.60      3.78     (1.64)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
LESS DISTRIBUTIONS
From net investment
 income                    (0.15)    (0.16)    (0.08)    (0.07)    (0.12)    (0.10)    (0.15)    (0.09)    (0.07)
From net realized gain     (0.19)        -         -         -     (0.20)    (0.19)        -         -         -
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
                           (0.34)    (0.16)    (0.08)    (0.07)    (0.32)    (0.29)    (0.15)    (0.09)    (0.07)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
NET ASSET VALUE, END
 OF PERIOD               $ 15.99   $ 14.80   $ 12.33   $  8.60   $ 10.54   $ 15.94   $ 14.74   $ 12.29   $  8.60
                         =======   =======   =======   -------   =======   =======   =======   =======   =======
       TOTAL RETURN
        (%)(K)           10.54(L)  21.54(L)  44.86(L)   (17.84)    (9.97)  10.31(L)  21.37(L)  44.52(L)   (16.00)(M)
RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)       $404      $462      $267      $229      $208      $213      $371      $138       $50
Ratio of net expenses
to average net assets
(%)                         1.02      1.00      1.12      1.12      1.15      1.22      1.20      1.32    1.32(R)
Ratio of gross
expenses to average
net assets (%)            1.06(P)   1.07(P)   1.13(P)     1.12      1.15    1.26(P)   1.27(P)   1.33(P)   1.32(R)
Ratio of net
investment income
(loss) to average net
assets (%)                  2.23      1.64      2.18      1.45      1.32      1.80      1.50      1.78    0.09(R)
Portfolio turnover (%)      76(X)       29        51        26        33      76(X)       29        51        26

                        INTERNATIONAL VALUE
                        --------
                         SERIES
                          NAV
                        --------
                          YEAR
                         ENDED
                        DECEMBER
                          31,
                        --------
                        2005(A)
                        --------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
 BEGINNING OF PERIOD    $ 15.29
Net investment income
 (loss)(H)                 0.34
Net realized and
unrealized gain (loss)
on investments             0.68
                        -------
Total from investment
 operations                1.02
                        -------
LESS DISTRIBUTIONS
From net investment
 income                   (0.18)
From net realized gain    (0.19)
                        -------
                          (0.37)
                        -------
NET ASSET VALUE, END
 OF PERIOD              $ 15.94
                        =======
       TOTAL RETURN
        (%)(K)           6.87(L)(M)
RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)      $682
Ratio of net expenses
to average net assets
(%)                      0.97(R)
Ratio of gross
expenses to average
net assets (%)           1.01(R)
Ratio of net
investment income
(loss) to average net
assets (%)               2.65(R)
Portfolio turnover (%)      76(X)

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(X)  Excludes merger activity.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                  INVESTMENT QUALITY BOND
                              ------------------------------------------------------------------------------------------------
                                                   SERIES I                                         SERIES II(A)
                              ---------------------------------------------------     ----------------------------------------
                                           YEARS ENDED DECEMBER 31,                           YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------     ----------------------------------------
                               2005       2004       2003       2002        2001       2005       2004        2003       2002
                              ------     ------     ------     -------     ------     ------     -------     ------     ------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD           $12.41     $12.58     $12.33     $ 11.85     $11.74     $12.37     $ 12.55     $12.32     $11.94
Net investment income
(loss)(H)                       0.61       0.61       0.61        0.67       0.74       0.59        0.57       0.57       0.56
Net realized and
unrealized gain (loss)
on investments                 (0.34)     (0.03)      0.26        0.45       0.09      (0.35)      (0.01)      0.29       0.46
                              ------     ------     ------     -------     ------     ------     -------     ------     ------
Total from investment
operations                      0.27       0.58       0.87        1.12       0.83       0.24        0.56       0.86       1.02
                              ------     ------     ------     -------     ------     ------     -------     ------     ------
LESS DISTRIBUTIONS
From net investment
income                         (0.70)     (0.75)     (0.62)      (0.64)     (0.72)     (0.65)      (0.74)     (0.63)     (0.64)
                              ------     ------     ------     -------     ------     ------     -------     ------     ------
                               (0.70)     (0.75)     (0.62)      (0.64)     (0.72)     (0.65)      (0.74)     (0.63)     (0.64)
                              ------     ------     ------     -------     ------     ------     -------     ------     ------
NET ASSET VALUE, END
OF PERIOD                     $11.98     $12.41     $12.58     $ 12.33     $11.85     $11.96     $ 12.37     $12.55     $12.32
                              ======     ======     ======     =======     ======     ======     =======     ======     ======
       TOTAL RETURN
(%)(K)                          2.26       4.81       7.32        9.94       7.33       2.03        4.65       7.24     9.02(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)            $227       $362       $399        $469       $408        $90        $110        $85        $38
Ratio of net expenses
to average net assets
(%)                             0.74       0.74       0.75        0.74       0.74       0.94        0.94       0.95     0.94(R)
Ratio of gross
expenses to average
net assets (%)                     -          -          -           -          -          -           -          -          -
Ratio of net
investment income
(loss) to average net
assets (%)                      5.08       4.94       4.93        5.71       6.28       4.90        4.67       4.64     5.07(R)
Portfolio turnover (%)            30         23         59          46         50         30          23         59         46

                                        INVESTMENT QUALITY BOND
                              --------------------------------------------
                                       SERIES IIIA              SERIES NAV
                              -----------------------------     ----------
                                                                   YEAR
                                                                  ENDED
                                                                 DECEMBER
                                YEARS ENDED DECEMBER 31,           31,
                              -----------------------------     ----------
                               2005       2004      2003(A)      2005(A)
                              ------     ------     -------     ----------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
 BEGINNING OF PERIOD          $12.37     $12.58     $12.08       $ 12.45
Net investment income
(loss)(H)                       0.58       0.40       0.17          0.52
Net realized and
unrealized gain (loss)
on investments                 (0.38)      0.15       0.33         (0.28)
                              ------     ------     ------       -------
Total from investment
operations                      0.20       0.55       0.50          0.24
                              ------     ------     ------       -------
LESS DISTRIBUTIONS
From net investment
income                         (0.66)     (0.76)         -         (0.72)
                              ------     ------     ------       -------
                               (0.66)     (0.76)         -         (0.72)
                              ------     ------     ------       -------
NET ASSET VALUE, END
OF PERIOD                     $11.91     $12.37     $12.58       $ 11.97
                              ======     ======     ======       =======
       TOTAL RETURN
(%)(K)                        1.75(L)    4.60(L)    4.14(L)(M)    2.06(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)              -(O)       -(O)       -(O)         $59
Ratio of net expenses
to average net assets
(%)                             1.09       1.09     1.10(R)       0.67(R)
Ratio of gross
expenses to average
net assets (%)                2.56(P)    4.34(P)    11.06(P)(R)   0.67(R)
Ratio of net
investment income
(loss) to average net
assets (%)                      4.78       3.38     4.31(R)       5.14(R)
Portfolio turnover (%)            30         23         59            30

(A) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-5-03 and 2-28-05, respectively.
(H) Based on the average of the shares outstanding.
(K) Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M) Not annualized.
(O) Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R) Annualized.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                               LARGE CAP
                                                               ------------------------------------------
                                                                                                SERIES
                                                                 SERIES I      SERIES II         NAV
                                                               ------------   ------------   ------------
                                                                   YEAR           YEAR           YEAR
                                                                  ENDED          ENDED          ENDED
                                                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                               ------------   ------------   ------------
                                                                 2005(A)        2005(A)        2005(A)
                                                               ------------   ------------   ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                              $12.50          $12.50        $12.50
Net investment income (loss)(H)                                    0.05             0.05          0.07
Net realized and unrealized gain (loss) on investments             1.58             1.54          1.55
                                                                  ------          ------        ------
Total from investment operations                                   1.63             1.59          1.62
                                                                  ------          ------        ------
NET ASSET VALUE, END OF PERIOD                                    $14.13          $14.09        $14.12
                                                                  ======          ======        ======
       TOTAL RETURN (%)                                           13.04(M)       12.72(M)      12.96(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                          $-(    O)            $1          $125
Ratio of net expenses to average net assets (%)                    1.15(R)        1.11(R)       0.94(R)
Ratio of net investment income (loss) to average net assets
(%)                                                                0.58(R)        0.53(R)       0.75(R)
Portfolio turnover (%)                                           46(    M)           46(M)         46(M)

(A)  Series I, Series II and Series NAV shares began operations on 4-29-05.
(H)  Based on the average of the shares outstanding.
(M)  Not annualized.
(O)  Less than $500,000.
(R)  Annualized.

--------------------------------------------------------------------------------

                                                            LARGE CAP VALUE
                                                     -----------------------------
                                                               SERIES I
                                                     -----------------------------

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------
                                                      2005       2004      2003(A)
                                                     ------     ------     -------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                 $18.79     $15.66     $12.50
Net investment income (loss)(H)                        0.10       0.20         -(J)
Net realized and unrealized gain (loss) on
investments                                            2.81       3.19       3.46
                                                     ------     ------     ------

Total from investment operations                       2.91       3.39       3.46
                                                     ------     ------     ------

LESS DISTRIBUTIONS
From net investment income                                -      (0.12)     (0.30)
From net realized gain                                    -      (0.14)         -
                                                     ------     ------     ------

                                                          -      (0.26)     (0.30)
                                                     ------     ------     ------

NET ASSET VALUE, END OF PERIOD                       $21.70     $18.79     $15.66
                                                     ======     ======     ======

       TOTAL RETURN (%)(K)                            15.49      21.80     27.65(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $10        $71         $6
Ratio of net expenses to average net assets (%)        0.97       1.03      1.40(R)
Ratio of gross expenses to average net assets (%)      0.97       1.03      2.86(P)(R)
Ratio of net investment income (loss) to average
net assets (%)                                         0.50       1.22      (0.02)(R)
Portfolio turnover (%)                                  105        109       105(M)

                                                            LARGE CAP VALUE
                                                     -----------------------------
                                                               SERIES II
                                                     -----------------------------

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------
                                                      2005       2004      2003(A)
                                                     ------     ------     -------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                 $18.74     $15.64     $ 12.50
Net investment income (loss)(H)                        0.08       0.17       (0.03)
Net realized and unrealized gain (loss) on
investments                                            2.78       3.18        3.47
                                                     ------     ------     -------
Total from investment operations                       2.86       3.35        3.44
                                                     ------     ------     -------
LESS DISTRIBUTIONS
From net investment income                                -      (0.11)      (0.30)
From net realized gain                                    -      (0.14)          -
                                                     ------     ------     -------
                                                          -      (0.25)      (0.30)
                                                     ------     ------     -------
NET ASSET VALUE, END OF PERIOD                       $21.60     $18.74     $ 15.64
                                                     ======     ======     =======
       TOTAL RETURN (%)(K)                            15.26      21.53      27.49(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $90       $102          $8
Ratio of net expenses to average net assets (%)        1.18       1.23       1.60(R)
Ratio of gross expenses to average net assets (%)      1.18       1.23       3.06(P)(R)
Ratio of net investment income (loss) to average
net assets (%)                                         0.39       1.00       (0.27)(R)
Portfolio turnover (%)                                  105        109        105(M)

                                                     LARGE CAP VALUE
                                                     ------------
                                                      SERIES NAV
                                                     ------------
                                                      YEAR ENDED
                                                     DECEMBER 31,
                                                     ------------
                                                       2005(A)
                                                     ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                 $      19.80
Net investment income (loss)(H)                              0.10
Net realized and unrealized gain (loss) on
investments                                                  1.81
                                                     ------------
Total from investment operations                             1.91
                                                     ------------
LESS DISTRIBUTIONS
From net investment income                                     -(J)
From net realized gain                                          -
                                                     ------------
                                                                -
                                                     ------------
NET ASSET VALUE, END OF PERIOD                       $      21.71
                                                     ============
       TOTAL RETURN (%)(K)                                  9.65(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                      $146
Ratio of net expenses to average net assets (%)             0.91(R)
Ratio of gross expenses to average net assets (%)               -
Ratio of net investment income (loss) to average
net assets (%)                                              0.56(R)
Portfolio turnover (%)                                        105

(A) Series I, Series II and Series NAV shares began operations on 5-5-03, 5-5-03 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total return would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                          LIFESTYLE AGGRESSIVE
                                                  (FORMERLY, LIFESTYLE AGGRESSIVE 1000)
                         ---------------------------------------------------------------------------------------
                                            SERIES I                                     SERIES II
                         -----------------------------------------------   -------------------------------------
                                    YEARS ENDED DECEMBER 31,                     YEARS ENDED DECEMBER 31,
                         -----------------------------------------------   -------------------------------------
                          2005      2004      2003      2002      2001      2005      2004      2003     2002(A)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $ 12.59   $ 10.93   $  8.14   $ 10.34   $ 13.09   $ 12.59   $ 10.93   $  8.14   $ 10.09
Net investment income
(loss)                    0.06(H)     0.04      0.02      0.04      0.04    0.03(H)     0.04      0.02      0.04
Net realized and
unrealized gain (loss)
on investments              1.23      1.70      2.81     (2.16)    (1.84)     1.24      1.70      2.81     (1.91)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
Total from investment
operations                  1.29      1.74      2.83     (2.12)    (1.80)     1.27      1.74      2.83     (1.87)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
LESS DISTRIBUTIONS
From net investment
income                     (0.07)    (0.04)    (0.02)    (0.04)    (0.04)    (0.07)    (0.04)    (0.02)    (0.04)
From net realized gain     (0.35)    (0.04)        -         -     (0.53)    (0.35)    (0.04)        -         -
From capital paid-in           -         -     (0.02)    (0.04)    (0.38)        -         -     (0.02)    (0.04)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
                           (0.42)    (0.08)    (0.04)    (0.08)    (0.95)    (0.42)    (0.08)    (0.04)    (0.08)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
NET ASSET VALUE, END
OF PERIOD                $ 13.46   $ 12.59   $ 10.93   $  8.14   $ 10.34   $ 13.44   $ 12.59   $ 10.93   $  8.14
                         =======   =======   =======   =======   =======   =======   =======   =======   =======
       TOTAL RETURN
(%)(K)                     10.64     16.06   34.91(L)   (20.71)(L)  (13.67)(L)   10.47   16.06 34.91(L)   (18.74)(L)(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)        $210      $486      $328      $186      $187      $331      $294      $158       $27
Ratio of net expenses
to average net assets
(%)(Q)                      0.12      0.07      0.07      0.07      0.07      0.29      0.07      0.07    0.07(R)
Ratio of gross
expenses to average
net assets (%)(Q)           0.12      0.07    0.08(P)   0.10(P)   0.10(P)     0.29      0.07    0.08(P)   0.10(P)(R)
Ratio of net
investment income
(loss) to average net
assets (%)(V)               0.51      0.31      0.23      0.33      0.29      0.26      0.30      0.11     (0.05)(R)
Portfolio turnover (%)       112        57        53        90        82       112        57        53        90

                                           LIFESTYLE AGGRESSIVE
                                      (FORMERLY, LIFESTYLE AGGRESSIVE
                                                   1000)
                              -----------------------------------------------
                                        SERIES III                SERIES NAV
                              ------------------------------     ------------
                                                                     YEAR
                                                                    ENDED
                                 YEARS ENDED DECEMBER 31,        DECEMBER 31,
                              ------------------------------     ------------
                              2005(F)      2004      2003(A)       2005(A)
                              -------     ------     -------     ------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD           $12.58      $10.93     $ 9.80         $11.61
Net investment income
(loss)                         (0.01)(H)    0.04        -(J)         (0.01)(H)
Net realized and
unrealized gain (loss)
on investments                  1.28        1.69       1.13           1.87
                              ------      ------     ------         ------
Total from investment
operations                      1.27        1.73       1.13           1.86
                              ------      ------     ------         ------
LESS DISTRIBUTIONS
From net investment
income                         (0.07)      (0.04)         -              -(J)
From net realized gain         (0.35)      (0.04)         -              -(J)
From capital paid-in               -           -          -              -(J)
                              ------      ------     ------         ------
                               (0.42)      (0.08)         -              -(J)
                              ------      ------     ------         ------
NET ASSET VALUE, END
OF PERIOD                     $13.43      $12.58     $10.93         $13.47
                              ======      ======     ======         ======
       TOTAL RETURN
(%)(K)                        10.50(L)    15.97(L)   11.53(L)(M)     16.03(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)              $4          $2        -(O)        $    2
Ratio of net expenses
to average net assets
(%)(Q)                          0.52        0.22     0.22(R)          0.07(R)
Ratio of gross
expenses to average
net assets (%)(Q)             1.07(P)     2.05(P)    21.50(P)(R)      0.07(R)
Ratio of net
investment income
(loss) to average net
assets (%)(V)                  (0.06)       0.12      (0.13)(R)      (0.06)(R)
Portfolio turnover (%)           112          57         53            112

(A) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-5-03 and 4-29-05, respectively.
(F) Effective 4-29-05, shareholders of Series III became owners of Series IIIA shares. Additionally, the accounting and performance history of Series III shares was reassigned to Series IIIA.
(H) Based on the average of the shares outstanding.
(J) Less than $0.01 per share.
(K) Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M) Not annualized.
(O) Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(Q) Does not include expenses of the investment companies in which the Portfolio invests.
(R) Annualized.
(V) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                            LIFESTYLE GROWTH
                                                    (FORMERLY, LIFESTYLE GROWTH 820)
                         ---------------------------------------------------------------------------------------
                                            SERIES I                                     SERIES II
                         -----------------------------------------------   -------------------------------------
                                    YEARS ENDED DECEMBER 31,                     YEARS ENDED DECEMBER 31,
                         -----------------------------------------------   -------------------------------------
                          2005      2004      2003      2002      2001      2005      2004      2003     2002(A)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $ 13.40   $ 11.86   $  9.28   $ 11.25   $ 13.59   $ 13.39   $ 11.85   $  9.28   $ 11.06
Net investment income
(loss)                    0.17(H)     0.13      0.09      0.14      0.18    0.10(H)     0.13      0.09      0.14
Net realized and
unrealized gain (loss)
on investments              0.94      1.58      2.61     (1.89)    (1.43)     0.99      1.58      2.60     (1.70)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
Total from investment
operations                  1.11      1.71      2.70     (1.75)    (1.25)     1.09      1.71      2.69     (1.56)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
LESS DISTRIBUTIONS
From net investment
income                     (0.17)    (0.13)    (0.09)    (0.14)    (0.18)    (0.17)    (0.13)    (0.09)    (0.14)
From net realized gain     (0.28)    (0.04)    (0.01)    (0.02)    (0.59)    (0.28)    (0.04)    (0.01)    (0.02)
From capital paid-in           -         -     (0.02)    (0.06)    (0.32)        -         -     (0.02)    (0.06)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
                           (0.45)    (0.17)    (0.12)    (0.22)    (1.09)    (0.45)    (0.17)    (0.12)    (0.22)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
NET ASSET VALUE, END
OF PERIOD                $ 14.06   $ 13.40   $ 11.86   $  9.28   $ 11.25   $ 14.03   $ 13.39   $ 11.85   $  9.28
                         =======   =======   =======   =======   =======   =======   =======   =======   =======
       TOTAL RETURN
(%)(K)                      8.66     14.57     29.55    (15.84)(L)   (8.97)(L)    8.51   14.59   29.44    (14.40)(L)(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)        $901    $1,730    $1,224      $766      $727    $4,881    $2,117      $652      $121
Ratio of net expenses
to average net assets
(%)(Q)                      0.12      0.07      0.07      0.07      0.07      0.30      0.07      0.07    0.07(R)
Ratio of gross
expenses to average
net assets (%)(Q)           0.12      0.07      0.07    0.09(P)   0.09(P)     0.30      0.07      0.07    0.09(P)(R)
Ratio of net
investment income
(loss) to average net
assets (%)(V)               1.30      0.98      0.84      1.24      1.33      0.74      0.75      0.53     (0.01)(R)
Portfolio turnover (%)       111        48        55       117        84       111        48        55       117

                                             LIFESTYLE GROWTH
                                        (FORMERLY, LIFESTYLE GROWTH
                                                   820)
                              -----------------------------------------------
                                       SERIES IIIA                SERIES NAV
                              ------------------------------     ------------
                                                                     YEAR
                                                                    ENDED
                                 YEARS ENDED DECEMBER 31,        DECEMBER 31,
                              ------------------------------     ------------
                              2005(F)      2004      2003(A)       2005(A)
                              -------     ------     -------     ------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD           $13.39      $11.86     $10.77         $12.46
Net investment income
(loss)                        0.08(H)       0.13        -(J)           -(H)(J)
Net realized and
unrealized gain (loss)
on investments                  0.99        1.57       1.09           1.63
                              ------      ------     ------         ------
Total from investment
operations                      1.07        1.70       1.09           1.63
                              ------      ------     ------         ------
LESS DISTRIBUTIONS
From net investment
income                         (0.17)      (0.13)         -            -(J)
From net realized gain         (0.28)      (0.04)         -          (0.02)
From capital paid-in               -           -          -
                              ------      ------     ------         ------
                               (0.45)      (0.17)         -          (0.02)
                              ------      ------     ------         ------
NET ASSET VALUE, END
OF PERIOD                     $14.01      $13.39     $11.86         $14.07
                              ======      ======     ======         ======
       TOTAL RETURN
(%)(K)                        8.32(L)     14.49(L)   10.12(L)(M)   13.08(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)              $9          $5        -(O)           $23
Ratio of net expenses
to average net assets
(%)(Q)                          0.50        0.22     0.22(R)        0.06(R)
Ratio of gross
expenses to average
net assets (%)(Q)             1.00(P)     1.00(P)    19.95(P)(R)    0.06(R)
Ratio of net
investment income
(loss) to average net
assets (%)(V)                   0.65        0.06      (0.14)(R)      (0.03)(R)
Portfolio turnover (%)           111          48         55            111

(A) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-5-03 and 4-29-05, respectively.
(F) Effective 4-29-05, shareholders of Series III became owners of Series IIIA shares. Additionally, the accounting and performance history of Series III shares was reassigned to Series IIIA.
(H) Based on the average of the shares outstanding.
(J) Less than $0.01 per share.
(K) Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M) Not annualized.
(O) Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(Q) Does not include expenses of the investment companies in which the Portfolio invests.
(R) Annualized.
(V) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                    LIFESTYLE BALANCED
                                                            (FORMERLY, LIFESTYLE BALANCED 640)
                              ------------------------------------------------------------------------------------------------
                                                  SERIES I                                           SERIES II
                              --------------------------------------------------     -----------------------------------------
                                          YEARS ENDED DECEMBER 31,                           YEARS ENDED DECEMBER 31,
                              -------------------------------------------------     -----------------------------------------
                               2005      2004      2003      2002        2001       2005       2004        2003      2002(A)
                              ------    ------    ------    -------     ------     ------     -------     ------     -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD           $13.79    $12.43    $10.30    $ 11.82     $13.53     $13.78     $ 12.43     $10.30     $11.72
Net investment income
(loss)                        0.27(H)     0.24      0.19       0.29       0.35     0.18(H)       0.24       0.19       0.29
Net realized and
unrealized gain (loss)
on investments                  0.62      1.40      2.22      (1.43)     (1.02)      0.70        1.39       2.22      (1.33)
                              ------    ------    ------    -------     ------     ------     -------     ------     ------
Total from investment
operations                      0.89      1.64      2.41      (1.14)     (0.67)      0.88        1.63       2.41      (1.04)
                              ------    ------    ------    -------     ------     ------     -------     ------     ------
LESS DISTRIBUTIONS
From net investment
income                         (0.28)    (0.24)    (0.19)     (0.29)     (0.35)     (0.28)      (0.24)     (0.19)     (0.29)
From net realized gain         (0.49)    (0.04)    (0.05)     (0.04)     (0.69)     (0.49)      (0.04)     (0.05)     (0.04)
From capital paid-in               -         -     (0.04)     (0.05)         -          -           -      (0.04)     (0.05)
                              ------    ------    ------    -------     ------     ------     -------     ------     ------
                               (0.77)    (0.28)    (0.28)     (0.38)     (1.04)     (0.77)      (0.28)     (0.28)     (0.38)
                              ------    ------    ------    -------     ------     ------     -------     ------     ------
NET ASSET VALUE, END
OF PERIOD                     $13.91    $13.79    $12.43    $ 10.30     $11.82     $13.89     $ 13.78     $12.43     $10.30
                              ======    ======    ======    =======     ======     ======     =======     ======     ======
       TOTAL RETURN
(%)(K)                          6.88     13.49     23.97      (9.95)(L)  (4.71)(L)   6.80       13.41     23.97(L)    (9.18)(L)(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)          $1,031    $1,846    $1,331       $860       $745     $4,538      $2,101       $740       $164
Ratio of net expenses
to average net assets
(%)(Q)                          0.12      0.07      0.07       0.07       0.07       0.30        0.07       0.07     0.07(R)
Ratio of gross
expenses to average
net assets (%)(Q)               0.12      0.07      0.07     0.09(P)    0.09(P)      0.30        0.07     0.07(P)    0.09(P)(R)
Ratio of net
investment income
(loss) to average net
assets (%)(V)                   2.08      1.75      1.59       2.48       2.47       1.34        1.39       1.11     0.07(R)
Portfolio turnover (%)            99        51        55        114         71         99          51         55        114

                                            LIFESTYLE BALANCED
                                    (FORMERLY, LIFESTYLE BALANCED 640)
                              -----------------------------------------------
                                       SERIES IIIA                SERIES NAV
                              ------------------------------     ------------
                                                                     YEAR
                                                                    ENDED
                                 YEARS ENDED DECEMBER 31,        DECEMBER 31,
                              ------------------------------     ------------
                              2005(F)      2004      2003(A)       2005(A)
                              -------     ------     -------     ------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD           $13.78      $12.43     $11.45         $ 12.67
Net investment income
(loss)                        0.16(H)       0.24         -(J)            -(H)(J)
Net realized and
unrealized gain (loss)
on investments                  0.69        1.39       0.98            1.26
                              ------      ------     ------         -------
Total from investment
operations                      0.85        1.63       0.98            1.26
                              ------      ------     ------         -------
LESS DISTRIBUTIONS
From net investment
income                         (0.28)      (0.24)         -             -(J)
From net realized gain         (0.49)      (0.04)         -           (0.01)
From capital paid-in           (0.77)      (0.28)         -               -
                              ------      ------     ------         -------
                                   -           -          -           (0.01)
                              ------      ------     ------         -------
NET ASSET VALUE, END
OF PERIOD                     $13.86      $13.78     $12.43         $ 13.92
                              ======      ======     ======         =======
       TOTAL RETURN
(%)(K)                        6.57(L)     13.41(L)   8.56(L)(M)      9.94(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)             $10          $6         -(O)           $12
Ratio of net expenses
to average net assets
(%)(Q)                          0.50        0.22     0.22(R)         0.06(R)
Ratio of gross
expenses to average
net assets (%)(Q)             1.00(P)     1.38(P)    8.35(P)(R)      0.06(R)
Ratio of net
investment income
(loss) to average net
assets (%)(V)                   1.26        0.24      (0.22)(R)       (0.03)(R)
Portfolio turnover (%)            99          51         55              99

(A) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-5-03 and 4-29-05, respectively.
(F) Effective 4-29-05, shareholders of Series III became owners of Series IIIA shares. Additionally, the accounting and performance history of Series III shares was reassigned to Series IIIA.
(H) Based on the average of the shares outstanding.
(J) Less than $0.01 per share.
(K) Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M) Not annualized.
(O) Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(Q) Does not include expenses of the investment companies in which the Portfolio invests.
(R) Annualized.
(V) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                           LIFESTYLE MODERATE
                                                   (FORMERLY, LIFESTYLE MODERATE 460)
                         ---------------------------------------------------------------------------------------
                                            SERIES I                                     SERIES II
                         -----------------------------------------------   -------------------------------------
                                    YEARS ENDED DECEMBER 31,                     YEARS ENDED DECEMBER 31,
                         -----------------------------------------------   -------------------------------------
                          2005      2004      2003      2002      2001      2005      2004      2003     2002(A)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $ 13.80   $ 12.79   $ 11.22   $ 12.11   $ 13.01   $ 13.80   $ 12.79   $ 11.22   $ 12.07
Net investment income
(loss)                    0.33(H)     0.31      0.27      0.40      0.45    0.24(H)     0.31      0.27      0.40
Net realized and
unrealized gain (loss)
on investments              0.19      1.07      1.67     (0.88)    (0.61)     0.26      1.07      1.67     (0.84)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
Total from investment
operations                  0.52      1.38      1.94     (0.48)    (0.16)     0.50      1.38      1.94     (0.44)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
LESS DISTRIBUTIONS
From net investment
income                     (0.33)    (0.31)    (0.27)    (0.40)    (0.45)    (0.33)    (0.31)    (0.27)    (0.40)
From net realized gain     (0.64)    (0.06)    (0.06)        -     (0.10)    (0.64)    (0.06)    (0.06)        -
From capital paid-in           -         -     (0.04)    (0.01)    (0.19)        -         -     (0.04)    (0.01)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
                           (0.97)    (0.37)    (0.37)    (0.41)    (0.74)    (0.97)    (0.37)    (0.37)    (0.41)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
NET ASSET VALUE, END
OF PERIOD                $ 13.35   $ 13.80   $ 12.79   $ 11.22   $ 12.11   $ 13.33   $ 13.80   $ 12.79   $ 11.22
                         =======   =======   =======   =======   =======   =======   =======   =======   =======
       TOTAL RETURN
(%)(K)                      4.15     11.04     17.83     (4.07)(L)   (1.09)(L)    4.00   11.04   17.83     (3.77)(L)(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)        $327      $582      $462      $326      $245    $1,108      $631      $286       $74
Ratio of net expenses
to average net assets
(%)(Q)                      0.12      0.07      0.07      0.07      0.07      0.30      0.07      0.07    0.07(R)
Ratio of gross
expenses to average
net assets (%)(Q)           0.12      0.07      0.07    0.09(P)   0.10(P)     0.30      0.07      0.07    0.09(P)(R)
Ratio of net
investment income
(loss) to average net
assets (%)(V)               2.51      2.26      2.15      3.17      3.23      1.80      1.90      1.58    0.19(R)
Portfolio turnover (%)       101        55        46       113        84       101        55        46       113

                                            LIFESTYLE MODERATE
                                       (FORMERLY, LIFESTYLE MODERATE
                                                   460)
                              -----------------------------------------------
                                       SERIES IIIA                SERIES NAV
                              ------------------------------     ------------
                                                                     YEAR
                                                                    ENDED
                                 YEARS ENDED DECEMBER 31,        DECEMBER 31,
                              ------------------------------     ------------
                              2005(F)      2004      2003(A)       2005(A)
                              -------     ------     -------     ------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD           $13.78      $12.79     $11.98         $12.59
Net investment income
(loss)                        0.18(H)       0.31        -(J)         (0.01)(H)
Net realized and
unrealized gain (loss)
on investments                  0.31        1.05       0.81           0.77
                              ------      ------     ------         ------
Total from investment
operations                      0.49        1.36       0.81           0.76
                              ------      ------     ------         ------
LESS DISTRIBUTIONS
From net investment
income                         (0.33)      (0.31)         -              -
From net realized gain         (0.64)      (0.06)         -              -
From capital paid-in
                              ------      ------     ------         ------
                               (0.97)      (0.37)         -              -
                              ------      ------     ------         ------
NET ASSET VALUE, END
OF PERIOD                     $13.30      $13.78     $12.79         $13.35
                              ======      ======     ======         ======
       TOTAL RETURN
(%)(K)                        3.92(L)     10.88(L)   6.76(L)(M)     6.04(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)              $3          $2        -(O)            $2
Ratio of net expenses
to average net assets
(%)(Q)                          0.51        0.22     0.22(R)        0.06(R)
Ratio of gross
expenses to average
net assets (%)(Q)             1.09(P)     0.86(P)    47.71(P)(R)    0.06(R)
Ratio of net
investment income
(loss) to average net
assets (%)(V)                   1.50       (0.12)     (0.14)(R)      (0.06)(R)
Portfolio turnover (%)           101          55         46            101

(A) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-5-03 and 4-29-05, respectively.
(F) Effective 4-29-05, shareholders of Series III became owners of Series IIIA shares. Additionally, the accounting and performance history of Series III shares was reassigned to Series IIIA.
(H) Based on the average of the shares outstanding.
(J) Less than $0.01 per share.
(K) Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M) Not annualized.
(O) Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(Q) Does not include expenses of the investment companies in which the Portfolio invests.
(R) Annualized.
(V) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                    LIFESTYLE CONSERVATIVE
                                            (FORMERLY, LIFESTYLE CONSERVATIVE 280)
                                        -----------------------------------------------
                                                           SERIES I
                                        -----------------------------------------------
                                                   YEARS ENDED DECEMBER 31,
                                        -----------------------------------------------
                                         2005      2004      2003      2002       2001
                                        ------    ------    ------    -------    ------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD    $14.20    $13.64    $12.72    $ 12.94    $13.17
Net investment income (loss)            0.42(H)     0.42      0.38       0.39      0.55
Net realized and unrealized gain
(loss) on investments                    (0.05)     0.71      1.03      (0.16)    (0.14)
                                        ------    ------    ------    -------    ------
Total from investment operations          0.37      1.13      1.41       0.23      0.41
                                        ------    ------    ------    -------    ------
LESS DISTRIBUTIONS
From net investment income               (0.43)    (0.42)    (0.39)     (0.39)    (0.55)
From net realized gain                   (0.72)    (0.15)    (0.10)     (0.04)    (0.09)
From capital paid-in                         -         -         -      (0.02)        -
                                        ------    ------    ------    -------    ------
                                         (1.15)    (0.57)    (0.49)     (0.45)    (0.64)
                                        ------    ------    ------    -------    ------
NET ASSET VALUE, END OF PERIOD          $13.42    $14.20    $13.64    $ 12.72    $12.94
                                        ======    ======    ======    =======    ======
       TOTAL RETURN (%)(K)                2.88      8.59    11.47(L)   1.80(L)   3.30(L)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $182      $373      $299       $251      $174
Ratio of net expenses to average net
assets (%)(Q)                             0.12      0.07      0.07       0.07      0.07
Ratio of gross expenses to average
net assets (%)(Q)                         0.12      0.07    0.08(P)    0.09(P)   0.10(P)
Ratio of net investment income
(loss) to average net assets (%)(V)       3.16      2.80      2.89       2.62      3.82
Portfolio turnover (%)                     104        44        40         69        38

                                              LIFESTYLE CONSERVATIVE
                                      (FORMERLY, LIFESTYLE CONSERVATIVE 280)
                                      --------------------------------------
                                                    SERIES II
                                      --------------------------------------
                                             YEARS ENDED DECEMBER 31,
                                      --------------------------------------
                                       2005      2004       2003     2002(A)
                                      ------    -------    ------    -------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD  $14.19    $ 13.64    $12.72    $12.93
Net investment income (loss)          0.32(H)      0.42      0.38      0.39
Net realized and unrealized gain
(loss) on investments                   0.04       0.70      1.03     (0.15)
                                      ------    -------    ------    ------
Total from investment operations        0.36       1.12      1.41      0.24
                                      ------    -------    ------    ------
LESS DISTRIBUTIONS
From net investment income             (0.43)     (0.42)    (0.39)    (0.39)
From net realized gain                 (0.72)     (0.15)    (0.10)    (0.04)
From capital paid-in                       -          -         -     (0.02)
                                      ------    -------    ------    ------
                                       (1.15)     (0.57)    (0.49)    (0.45)
                                      ------    -------    ------    ------
NET ASSET VALUE, END OF PERIOD        $13.40    $ 14.19    $13.64    $12.72
                                      ======    =======    ======    ======
       TOTAL RETURN (%)(K)              2.81       8.51    11.46(L)  1.83(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $422       $286      $154       $48
Ratio of net expenses to average net
assets (%)(Q)                           0.30       0.07      0.07    0.07(R)
Ratio of gross expenses to average
net assets (%)(Q)                       0.30       0.07    0.08(P)   0.09(P)(R)
Ratio of net investment income
(loss) to average net assets (%)(V)     2.39       2.50      2.21    0.25(R)
Portfolio turnover (%)                   104         44        40        69

                                       LIFESTYLE CONSERVATIVE
                               (FORMERLY, LIFESTYLE CONSERVATIVE 280)
                          ------------------------------------------------
                                  SERIES IIIA                  SERIES NAV
                          ----------------------------        ------------
                                                               YEAR ENDED
                            YEARS ENDED DECEMBER 31,          DECEMBER 31,
                          ----------------------------        ------------
                          2005(F)     2004     2003(A)          2005(A)
                          -------    ------    -------        ------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD       $14.19     $13.64    $12.95           $ 12.99
Net investment income
(loss)                    0.30(H)      0.42        -(J)           (0.01)(H)
Net realized and
unrealized gain (loss)
on investments              0.03       0.70      0.69              0.46
                          ------     ------    ------           -------
Total from investment
operations                  0.33       1.12      0.69              0.45
                          ------     ------    ------           -------
LESS DISTRIBUTIONS
From net investment
income                     (0.43)     (0.42)        -                 -
From net realized gain     (0.72)     (0.15)        -                 -
From capital paid-in                                -                 -
                          ------     ------    ------           -------
                           (1.15)     (0.57)        -                 -
                          ------     ------    ------           -------
NET ASSET VALUE, END
OF PERIOD                 $13.37     $14.19    $13.64           $ 13.44
                          ======     ======    ======           =======
       TOTAL RETURN
(%)(K)                    2.58(L)    8.51(L)   5.33(L)(M)        3.46(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)          $3         $2        -(O)              $1
Ratio of net expenses
to average net assets
(%)(Q)                      0.49       0.22    0.22(R)           0.06(R)
Ratio of gross
expenses to average
net assets (%)(Q)         1.09(P)    2.23(P)   8.73(P)(R)        0.06(R)
Ratio of net
investment income
(loss) to average net
assets (%)(V)               2.32       1.25     (0.22)(R)         (0.06)(R)
Portfolio turnover (%)       104         44        40               104

(A) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-5-03 and 4-29-05, respectively.
(F) Effective 4-29-05, shareholders of Series III became owners of Series IIIA shares. Additionally, the accounting and performance history of Series III shares was reassigned to Series IIIA.
(H) Based on the average of the shares outstanding.
(J) Less than $0.01 per share.
(K) Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M) Not annualized.
(O) Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(Q) Does not include expenses of the investment companies in which the Portfolio invests.
(R) Annualized.
(V) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                 MID CAP CORE
                                             ------------------------------------------------------------------------------------
                                                       SERIES I                              SERIES II                SERIES NAV
                                             -----------------------------       ---------------------------------   ------------
                                                                                                                      YEAR ENDED
                                               YEARS ENDED DECEMBER 31,              YEARS ENDED DECEMBER 31,        DECEMBER 31,
                                             -----------------------------       ---------------------------------   ------------
                                              2005       2004      2003(A)        2005         2004        2003(A)     2005(A)
                                             ------     ------     -------       ------       ------       -------   ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD         $17.36     $15.32     $ 12.50       $17.31       $15.30       $12.50    $      17.61
Net investment income (loss)(H)                0.05       0.02       (0.01)        0.05        (0.01)       (0.03)           0.09
Net realized and unrealized gain (loss) on
investments                                    0.92       2.16        2.83         0.88         2.16         2.83            0.64
                                             ------     ------     -------       ------       ------       ------    ------------

Total from investment operations               0.97       2.18        2.82         0.93         2.15         2.80            0.73
                                             ------     ------     -------       ------       ------       ------    ------------

Less distributions
From net investment income                        -          -           -            -            -            -              -(J)
From net realized gain                        (1.54)     (0.14)          -        (1.54)       (0.14)           -           (1.54)
                                             ------     ------     -------       ------       ------       ------    ------------

                                              (1.54)     (0.14)          -        (1.54)       (0.14)           -           (1.54)
                                             ------     ------     -------       ------       ------       ------    ------------

NET ASSET VALUE, END OF PERIOD               $16.79     $17.36     $ 15.32       $16.70       $17.31       $15.30    $      16.80
                                             ======     ======     =======       ======       ======       ======    ============

       TOTAL RETURN (%)(K)                     6.12      14.31     22.56(M)        5.89        14.13       22.40(M)         4.69(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $2        $21         $20          $39          $50          $30            $255
Ratio of net expenses to average net assets
(%)                                            1.03       1.11      1.21(R)        1.21         1.31       1.41(R)          0.93(R)
Ratio of net investment income (loss) to
average net assets (%)                         0.33       0.12       (0.08)(R)     0.28        (0.04)       (0.27)(R)        0.72(R)
Portfolio turnover (%)                           91         72         22(M)         91           72          22(M)            91

(A) Series I, Series II and Series NAV shares began operations on 5-5-03, 5-5-03 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(M)  Not annualized.
(R)  Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                        MID CAP INDEX
                              -------------------------------------------------------------------------------------------------
                                                   SERIES I                                           SERIES II
                              ---------------------------------------------------     -----------------------------------------
                                           YEARS ENDED DECEMBER 31,                           YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------     -----------------------------------------
                               2005       2004       2003       2002        2001       2005       2004        2003      2002(A)
                              ------     ------     ------     -------     ------     ------     -------     ------     -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD           $16.78     $14.56     $10.82     $ 12.82     $13.11     $16.72     $ 14.52     $10.81     $12.80
Net investment income
(loss)(H)                       0.16       0.09       0.08        0.07       0.11       0.13        0.06       0.05       0.05
Net realized and
unrealized gain (loss)
on investments                  1.77       2.21       3.66       (2.01)     (0.32)      1.76        2.21       3.66      (1.98)
                              ------     ------     ------     -------     ------     ------     -------     ------     ------
Total from investment
operations                      1.93       2.30       3.74       (1.94)     (0.21)      1.89        2.27       3.71      (1.93)
                              ------     ------     ------     -------     ------     ------     -------     ------     ------
LESS DISTRIBUTIONS
From net investment
income                         (0.09)     (0.06)         -       (0.06)     (0.08)     (0.06)      (0.05)         -      (0.06)
From net realized gain         (0.57)     (0.02)         -           -          -      (0.57)      (0.02)         -          -
                              ------     ------     ------     -------     ------     ------     -------     ------     ------
                               (0.66)     (0.08)         -       (0.06)     (0.08)     (0.63)      (0.07)         -      (0.06)
                              ------     ------     ------     -------     ------     ------     -------     ------     ------
NET ASSET VALUE, END
OF PERIOD                     $18.05     $16.78     $14.56     $ 10.82     $12.82     $17.98     $ 16.72     $14.52     $10.81
                              ======     ======     ======     =======     ======     ======     =======     ======     ======
       TOTAL RETURN
(%)(K)                         12.02      15.83      34.57      (15.16)     (1.73)     11.79       15.65      34.32     (15.07)(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)            $220       $187       $145         $87        $58        $63         $59        $43        $13
Ratio of net expenses
to average net assets
(%)                             0.57       0.57       0.58        0.58       0.60       0.77        0.77       0.78     0.78(R)
Ratio of gross
expenses to average
net assets (%)                     -          -          -           -          -          -           -          -          -
Ratio of net
investment income
(loss) to average net
assets (%)                      0.95       0.63       0.62        0.58       0.85       0.74        0.43       0.42     0.42(R)
Portfolio turnover (%)            19         16          8          20         19         19          16          8         20

                                              MID CAP INDEX
                              ----------------------------------------------
                                       SERIES III                SERIES NAV
                              -----------------------------     ------------
                                                                    YEAR
                                                                   ENDED
                                YEARS ENDED DECEMBER 31,        DECEMBER 31,
                              -----------------------------     ------------
                               2005       2004      2003(A)       2005(A)
                              ------     ------     -------     ------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD           $16.74     $14.56     $13.31         $ 15.40
Net investment income
(loss)(H)                       0.10       0.04       0.04            0.12
Net realized and
unrealized gain (loss)
on investments                  1.76       2.23       1.21            2.54
                              ------     ------     ------         -------
Total from investment
operations                      1.86       2.27       1.25            2.66
                              ------     ------     ------         -------
LESS DISTRIBUTIONS
From net investment
income                         (0.09)     (0.07)         -               -
From net realized gain         (0.57)     (0.02)         -               -
                              ------     ------     ------         -------
                               (0.66)     (0.09)         -               -
                              ------     ------     ------         -------
NET ASSET VALUE, END
OF PERIOD                     $17.94     $16.74     $14.56         $ 18.06
                              ======     ======     ======         =======
       TOTAL RETURN
(%)(K)                        11.61(L)   15.66(L)   9.39(L)(M)     17.27(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)              $1         $1         -(O)           $74
Ratio of net expenses
to average net assets
(%)                             0.93       0.92     0.93(R)         0.54(R)
Ratio of gross
expenses to average
net assets (%)                1.53(P)    1.67(P)    128.76(P)(R)     0.54(R)
Ratio of net
investment income
(loss) to average net
assets (%)                      0.60       0.29     0.88(R)         1.01(R)
Portfolio turnover (%)            19         16          8              19

(A) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-5-03 and 4-29-05, respectively.
(H) Based on the average of the shares outstanding.
(K) Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M) Not annualized.
(O) Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R) Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                   MID CAP STOCK
                              --------------------------------------------------------
                                                      SERIES I
                              --------------------------------------------------------
                                              YEARS ENDED DECEMBER 31,
                              --------------------------------------------------------
                               2005       2004       2003         2002          2001
                              ------     ------     ------       -------       -------
PER SHARE OPERATING
PERFORMANCE
NET ASSET VALUE, BEGINNING
OF PERIOD                     $14.13     $11.87     $ 8.34       $ 10.77       $ 12.10
Net investment income
(loss)(H)                      (0.04)     (0.05)     (0.05)        (0.05)        (0.04)
Net realized and unrealized
gain (loss) on investments      1.99       2.31       3.58         (2.38)        (1.29)
                              ------     ------     ------       -------       -------

Total from investment
operations                      1.95       2.26       3.53         (2.43)        (1.33)
                              ------     ------     ------       -------       -------

LESS DISTRIBUTIONS
From net realized gain         (0.51)         -          -             -             -
                              ------     ------     ------       -------       -------

                               (0.51)         -          -             -             -
                              ------     ------     ------       -------       -------

NET ASSET VALUE, END OF
PERIOD                        $15.57     $14.13     $11.87       $  8.34       $ 10.77
                              ======     ======     ======       =======       =======

       TOTAL RETURN (%)(K)     14.57      19.04      42.33        (22.56)       (10.99)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                   $383       $349       $260          $187          $154
Ratio of net expenses to
average net assets (%)          0.97       0.96       0.99          1.00          1.00
Ratio of gross expenses to
average net assets (%)
Ratio of net investment
income (loss) to average net
assets (%)                     (0.31)     (0.43)     (0.55)        (0.53)        (0.36)
Portfolio turnover (%)         196(X)       128        132           128           170

                                           MID CAP STOCK
                              ----------------------------------------
                                             SERIES II
                              ----------------------------------------
                                      YEARS ENDED DECEMBER 31,
                              ----------------------------------------
                               2005       2004       2003      2002(A)
                              ------     ------     ------     -------
PER SHARE OPERATING
PERFORMANCE
NET ASSET VALUE, BEGINNING
OF PERIOD                     $14.06     $11.84     $ 8.34     $ 10.64
Net investment income
(loss)(H)                      (0.07)     (0.07)     (0.08)      (0.05)
Net realized and unrealized
gain (loss) on investments      1.99       2.29       3.58       (2.25)
                              ------     ------     ------     -------
Total from investment
operations                      1.92       2.22       3.50       (2.30)
                              ------     ------     ------     -------
LESS DISTRIBUTIONS
From net realized gain         (0.51)         -          -           -
                              ------     ------     ------     -------
                               (0.51)         -          -           -
                              ------     ------     ------     -------
NET ASSET VALUE, END OF
PERIOD                        $15.47     $14.06     $11.84     $  8.34
                              ======     ======     ======     =======
       TOTAL RETURN (%)(K)     14.42      18.75      41.97      (21.62)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                   $178       $226       $116         $32
Ratio of net expenses to
average net assets (%)          1.17       1.16       1.19      1.20(R)
Ratio of gross expenses to
average net assets (%)
Ratio of net investment
income (loss) to average net
assets (%)                     (0.52)     (0.58)     (0.75)      (0.70)(R)
Portfolio turnover (%)         196(X)       128        132         128


                                                                                  MID CAP STOCK
                                                              -----------------------------------------------------
                                                                                                          SERIES
                                                                          SERIES III                       NAV
                                                              ----------------------------------       ------------
                                                                                                           YEAR
                                                                                                          ENDED
                                                                   YEARS ENDED DECEMBER 31,            DECEMBER 31,
                                                              ----------------------------------       ------------
                                                               2005         2004         2003(A)         2005(A)
                                                              ------       -------       -------       ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                          $14.13       $ 11.87       $ 10.75         $ 13.50
Net investment income (loss)(H)                                (0.09)        (0.02)        (0.04)          (0.02)
Net realized and unrealized gain (loss) on investments          2.00          2.28          1.16            2.62
                                                              ------       -------       -------         -------

Total from investment operations                                1.91          2.26          1.12            2.60
                                                              ------       -------       -------         -------

LESS DISTRIBUTIONS
From net realized gain                                         (0.51)            -             -           (0.51)
                                                              ------       -------       -------         -------

                                                               (0.51)            -             -           (0.51)
                                                              ------       -------       -------         -------

NET ASSET VALUE, END OF PERIOD                                $15.53       $ 14.13       $ 11.87         $ 15.59
                                                              ======       =======       =======         =======

       TOTAL RETURN (%)(K)                                    14.27(L)     19.04(L)      10.42(L)(M)     20.07(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           $3            $1            -(O)          $399
Ratio of net expenses to average net assets (%)                 1.33          1.31        1.34(R)         0.91(R)
Ratio of gross expenses to average net assets (%)             1.82(P)       2.24(P)      39.49(P)(R)      0.91(R)
Ratio of net investment income (loss) to average net assets
(%)                                                            (0.63)        (0.12)        (1.05)          (0.21)(R)(R)
Portfolio turnover (%)                                          196(X)         128           132            196(X)

(A) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-5-03 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(O)  Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(X)  Excludes merger activity.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                     MID CAP VALUE
                                --------------------------------------------------------
                                                        SERIES I
                                --------------------------------------------------------
                                                YEARS ENDED DECEMBER 31,
                                --------------------------------------------------------
                                 2005       2004        2003         2002        2001(A)
                                ------     -------     ------       ------       -------
PER SHARE OPERATING
PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                          $18.14     $ 14.65     $11.74       $13.06       $ 12.50
Net investment income
(loss)(H)                         0.11        0.10       0.09         0.11          0.06
Net realized and unrealized
gain (loss) on investments        1.28        3.47       2.87        (1.43)         0.53
                                ------     -------     ------       ------       -------

Total from investment
operations                        1.39        3.57       2.96        (1.32)         0.59
                                ------     -------     ------       ------       -------

LESS DISTRIBUTIONS
From net investment income       (0.08)      (0.08)     (0.05)           -         (0.03)
From net realized gain           (0.62)          -          -            -             -
                                ------     -------     ------       ------       -------

                                 (0.70)      (0.08)     (0.05)           -         (0.03)
                                ------     -------     ------       ------       -------

NET ASSET VALUE, END OF PERIOD  $18.83     $ 18.14     $14.65       $11.74       $ 13.06
                                ======     =======     ======       ======       =======

       TOTAL RETURN (%)(K)        8.00       24.46      25.36       (10.11)       4.72(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                         $295        $399       $283         $269           $81
Ratio of net expenses to
average net assets (%)            0.96        0.97       0.99         1.02        1.15(R)
Ratio of gross expenses to
average net assets (%)
Ratio of net investment income
(loss) to average net assets
(%)                               0.61        0.61       0.76         0.92        0.75(R)
Portfolio turnover (%)              35          19         34           24          23(M)

                                            MID CAP VALUE
                                --------------------------------------
                                              SERIES II
                                --------------------------------------
                                       YEARS ENDED DECEMBER 31,
                                --------------------------------------
                                 2005     2004       2003      2002(A)
                                ------   ------     ------     -------
PER SHARE OPERATING
PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                          $18.08   $14.62     $11.74     $ 12.63
Net investment income
(loss)(H)                         0.07     0.07       0.07        0.09
Net realized and unrealized
gain (loss) on investments        1.28     3.46       2.86       (0.98)
                                ------   ------     ------     -------
Total from investment
operations                        1.35     3.53       2.93       (0.89)
                                ------   ------     ------     -------
LESS DISTRIBUTIONS
From net investment income       (0.05)   (0.07)     (0.05)          -
From net realized gain           (0.62)       -          -           -
                                ------   ------     ------     -------
                                 (0.67)   (0.07)     (0.05)          -
                                ------   ------     ------     -------
NET ASSET VALUE, END OF PERIOD  $18.76   $18.08     $14.62     $ 11.74
                                ======   ======     ======     =======
       TOTAL RETURN (%)(K)        7.76    24.22      25.14       (7.05)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                         $244     $296       $171         $71
Ratio of net expenses to
average net assets (%)            1.16     1.17       1.19      1.22(R)
Ratio of gross expenses to
average net assets (%)
Ratio of net investment income
(loss) to average net assets
(%)                               0.41     0.42       0.54      0.83(R)
Portfolio turnover (%)              35       19         34          24

                                                                                MID CAP VALUE
                                                              -------------------------------------------------
                                                                         SERIES III                 SERIES NAV
                                                              --------------------------------     ------------
                                                                                                    YEAR ENDED
                                                                  YEARS ENDED DECEMBER 31,         DECEMBER 31,
                                                              --------------------------------     ------------
                                                               2005       2004         2003(A)       2005(A)
                                                              ------     -------       -------     ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                          $18.08     $ 14.65       $ 13.38     $      18.08
Net investment income (loss)(H)                                 0.05        0.03          0.01             0.10
Net realized and unrealized gain (loss) on investments          1.27        3.50          1.26             1.38
                                                              ------     -------       -------     ------------

Total from investment operations                                1.32        3.53          1.27             1.48
                                                              ------     -------       -------     ------------

LESS DISTRIBUTIONS
From net investment income                                     (0.08)      (0.10)            -            (0.11)
From net realized gain                                         (0.62)          -             -            (0.62)
                                                              ------     -------       -------     ------------

                                                               (0.70)      (0.10)            -            (0.73)
                                                              ------     -------       -------     ------------

NET ASSET VALUE, END OF PERIOD                                $18.70     $ 18.08       $ 14.65     $      18.83
                                                              ======     =======       =======     ============

       TOTAL RETURN (%)(K)                                    7.61(L)    24.19(L)       9.49(L)(M)       8.51(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           $1          $1           -(O)             $83
Ratio of net expenses to average net assets (%)                 1.31        1.32        1.34(R)          0.89(R)
Ratio of gross expenses to average net assets (%)             1.96(P)     2.15(P)      42.62(P)(R)       0.89(R)
Ratio of net investment income (loss) to average net assets
(%)                                                             0.27        0.21        0.14(R)          0.68(R)
Portfolio turnover (%)                                            35          19            34               35

(A) Series I, Series II, Series III and Series NAV shares began operations on 4-30-01, 1-28-02, 9-5-03 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(O)  Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                              MONEY MARKET
                         ---------------------------------------------------------------------------------------
                                            SERIES I                                     SERIES II
                         -----------------------------------------------   -------------------------------------
                                    YEARS ENDED DECEMBER 31,                     YEARS ENDED DECEMBER 31,
                         -----------------------------------------------   -------------------------------------
                          2005      2004      2003      2002      2001      2005      2004      2003     2002(A)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $ 10.00   $ 10.00   $ 10.00   $ 10.00   $ 10.00   $ 10.00   $ 10.00   $ 10.00   $ 10.00
Net investment income
(loss)(H)                   0.26      0.09      0.06      0.12      0.34      0.25      0.06      0.04      0.08
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
Total from investment
operations                  0.26      0.09      0.06      0.12      0.34      0.25      0.06      0.04      0.08
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
LESS DISTRIBUTIONS
From net investment
income                     (0.26)    (0.09)    (0.06)    (0.12)    (0.34)    (0.25)    (0.06)    (0.04)    (0.08)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
                           (0.26)    (0.09)    (0.06)    (0.12)    (0.34)    (0.25)    (0.06)    (0.04)    (0.08)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
NET ASSET VALUE, END
OF PERIOD                $ 10.00   $ 10.00   $ 10.00   $ 10.00   $ 10.00   $ 10.00   $ 10.00   $ 10.00   $ 10.00
                         =======   =======   =======   =======   =======   =======   =======   =======   =======
TOTAL RETURN (%)(K)         2.60      0.90      0.58      1.18      3.59      2.50      0.60      0.38    0.89(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)     $ 2,113   $ 2,186   $ 1,037   $ 1,416   $ 1,485      $231      $186      $183      $202
Ratio of net expenses
to average net assets
(%)                         0.56      0.53      0.55      0.55      0.55      0.76      0.73      0.75    0.75(R)
Ratio of gross
expenses to average
net assets (%)(P)              -         -         -         -         -         -         -         -         -
Ratio of net
investment income
(loss) to average net
assets (%)                  2.63      0.89      0.59      1.17      3.38      2.47      0.62      0.38    0.91(R)

                               MONEY MARKET
                        ---------------------------
                                SERIES III
                        ---------------------------
                         YEARS ENDED DECEMBER 31,
                        ---------------------------
                         2005      2004     2003(A)
                        -------   -------   -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD     $ 10.00   $ 10.00   $ 10.00
Net investment income
(loss)(H)                  0.24      0.05       -(J)
                        -------   -------   -------
Total from investment
operations                (0.24)    (0.05)      -(J)
                        -------   -------   -------
LESS DISTRIBUTIONS
From net investment
income                    (0.24)    (0.05)      -(J)
                        -------   -------   -------
                          (0.24)    (0.05)      -(J)
                        -------   -------   -------
NET ASSET VALUE, END
OF PERIOD               $ 10.00   $ 10.00   $ 10.00
                        =======   =======   =======
TOTAL RETURN (%)(K)        2.40      0.46    0.04(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)         $6        $3        $2
Ratio of net expenses
to average net assets
(%)                        0.90      0.88    0.90(R)
Ratio of gross
expenses to average
net assets (%)(P)          1.45      3.03    8.15(R)
Ratio of net
investment income
(loss) to average net
assets (%)                 2.37      0.53    0.14(R)

(A) Series II and Series III shares began operations on 1-28-02 and 9-5-03, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                             NATURAL RESOURCES
                         ---------------------------------------------------------
                                  SERIES I                      SERIES II
                         ---------------------------   ---------------------------
                          YEARS ENDED DECEMBER 31,      YEARS ENDED DECEMBER 31,
                         ---------------------------   ---------------------------
                          2005      2004     2003(A)    2005      2004     2003(A)
                         -------   -------   -------   -------   -------   -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $ 21.96   $ 18.00   $ 12.50   $ 21.89   $ 17.98   $ 12.50
Net investment income
(loss)(H)                   0.13      0.12      0.05      0.10      0.08      0.02
Net realized and
unrealized gain (loss)
on investments              9.97      4.19      5.45      9.89      4.17      5.46
                         -------   -------   -------   -------   -------   -------
Total from investment
operations                 10.10      4.31      5.50      9.99      4.25      5.48
                         -------   -------   -------   -------   -------   -------
LESS DISTRIBUTIONS
From net investment
income                         -     (0.02)        -         -     (0.01)        -
From net realized gain     (0.56)    (0.33)        -     (0.56)    (0.33)        -
                         -------   -------   -------   -------   -------   -------
                           (0.56)    (0.35)        -     (0.56)    (0.34)        -
                         -------   -------   -------   -------   -------   -------
NET ASSET VALUE, END
OF PERIOD                $ 31.50   $ 21.96   $ 18.00   $ 31.32   $ 21.89   $ 17.98
                         =======   =======   =======   =======   =======   =======
       TOTAL RETURN
(%)(K)                     46.77     24.32   44.00(M)    46.42     24.05   43.84(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)         $15      $226       $90      $204      $318       $75
Ratio of net expenses
to average net assets
(%)                         1.11      1.13    1.21(R)     1.32      1.33    1.41(R)
Ratio of gross
expenses to average
net assets (%)                 -         -         -         -         -         -
Ratio of net
investment income
(loss) to average net
assets (%)                  0.52      0.63    0.54(R)     0.39      0.41    0.23(R)
Portfolio turnover (%)        38        20       23(M)      38        20       23(M)

                                    NATURAL RESOURCES
                         ----------------------------------------
                                 SERIES III            SERIES NAV
                         ---------------------------   ----------
                                                          YEAR
                                                         ENDED
                                                        DECEMBER
                          YEARS ENDED DECEMBER 31,        31,
                         ---------------------------   ----------
                          2005      2004     2003(A)    2005(A)
                         -------   -------   -------   ----------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $ 21.90   $ 18.00   $ 14.72    $ 25.42
Net investment income
(loss)(H)                   0.05      0.04     (0.01)      0.17
Net realized and
unrealized gain (loss)
on investments              9.95      4.22      3.29       6.46
                         -------   -------   -------    -------
Total from investment
operations                 10.00      4.26      3.28       6.63
                         -------   -------   -------    -------
LESS DISTRIBUTIONS
From net investment
income                     (0.02)    (0.03)        -      (0.09)
From net realized gain     (0.56)    (0.33)        -      (0.56)
                         -------   -------   -------    -------
                           (0.58)    (0.36)        -      (0.65)
                         -------   -------   -------    -------
NET ASSET VALUE, END
OF PERIOD                $ 31.32   $ 21.90   $ 18.00    $ 31.40
                         =======   =======   =======    =======
       TOTAL RETURN
(%)(K)                   46.49(L)  24.04(L)  22.28(L)(M)  26.89(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)          $2        $1        -(O)     $496
Ratio of net expenses
to average net assets
(%)                         1.48      1.48    1.56(R)    1.06(R)
Ratio of gross
expenses to average
net assets (%)            2.08(P)   2.87(P)  45.65(P)(R)   1.06(R)
Ratio of net
investment income
(loss) to average net
assets (%)                  0.19      0.19     (0.20)(R)   0.75(R)
Portfolio turnover (%)        38        20       23(M)       38

(A) Series I, Series II, Series III and Series NAV shares began operations on 5-5-03, 5-5-03, 9-5-03 and 2-28-05, respectively.
(H) Based on the average of the shares outstanding.
(K) Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M) Not annualized.
(O) Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R) Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                               PACIFIC RIM
                         ---------------------------------------------------------------------------------------
                                            SERIES I                                     SERIES II
                         -----------------------------------------------   -------------------------------------
                                    YEARS ENDED DECEMBER 31,                     YEARS ENDED DECEMBER 31,
                         -----------------------------------------------   -------------------------------------
                          2005      2004      2003      2002      2001      2005      2004      2003     2002(A)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
 BEGINNING OF PERIOD     $  9.50   $  8.14   $  5.81   $  6.65   $  8.20   $  9.47   $  8.12   $  5.81   $  6.63
Net investment income
 (loss)(H)                  0.11      0.05      0.05      0.02      0.02      0.09      0.03      0.03     (0.02)
Net realized and
 unrealized gain
 (loss) on investments      2.31      1.35      2.29     (0.85)    (1.54)     2.30      1.36      2.30     (0.79)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
Total from investment
 operations                 2.42      1.40      2.34     (0.83)    (1.52)     2.39      1.39      2.33     (0.81)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
LESS DISTRIBUTIONS
From net investment
 income                    (0.08)    (0.04)    (0.01)    (0.01)    (0.03)    (0.07)    (0.04)    (0.02)    (0.01)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
                           (0.08)    (0.04)    (0.01)    (0.01)    (0.03)    (0.07)    (0.04)    (0.02)    (0.01)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
NET ASSET VALUE, END
 OF PERIOD               $ 11.84   $  9.50   $  8.14   $  5.81   $  6.65   $ 11.79   $  9.47   $  8.12   $  5.81
                         =======   =======   =======   =======   =======   =======   =======   =======   =======
       TOTAL RETURN
        (%)(K)             25.75     17.19     40.37    (12.53)   (18.57)    25.42     17.09     40.17    (12.27)(M)
RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)       $118       $80       $67       $46       $56       $51       $28       $20        $4
Ratio of net expenses
to average net assets
(%)                         1.09      1.13      1.28      1.23      1.23      1.29      1.33      1.48    1.43(R)
Ratio of gross
expenses to average
net assets (%)                 -         -         -         -         -         -         -         -         -
Ratio of net
investment income
(loss) to average net
assets (%)                  1.12      0.52      0.80      0.24      0.32      0.87      0.31      0.38     (0.28)(R)
Portfolio turnover (%)        26        43        57        28        76        26        43        57        28

                                               PACIFIC RIM
                              ----------------------------------------------
                                       SERIES III                SERIES NAV
                              -----------------------------     ------------
                                                                    YEAR
                                                                   ENDED
                                YEARS ENDED DECEMBER 31,        DECEMBER 31,
                              -----------------------------     ------------
                               2005       2004      2003(A)       2005(A)
                              ------     ------     -------     ------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
 BEGINNING OF PERIOD          $ 9.47     $ 8.14     $ 7.35         $ 9.36
Net investment income
 (loss)(H)                      0.05        -(J)     (0.02)          0.06
Net realized and
 unrealized gain
 (loss) on investments          2.29       1.37       0.81           2.46
                              ------     ------     ------         ------
Total from investment
 operations                     2.34       1.37       0.79           2.52
                              ------     ------     ------         ------
LESS DISTRIBUTIONS
From net investment
 income                        (0.07)     (0.04)         -              -
                              ------     ------     ------         ------
                               (0.07)     (0.04)         -              -
                              ------     ------     ------         ------
NET ASSET VALUE, END
 OF PERIOD                    $11.74     $ 9.47     $ 8.14         $11.88
                              ======     ======     ======         ======
       TOTAL RETURN
        (%)(K)                24.91(L)   16.87(L)   10.75(L)(M)   26.92(M)
RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)             $1        -(O)       -(O)            $6
Ratio of net expenses
to average net assets
(%)                             1.48       1.48     1.63(R)        1.05(R)
Ratio of gross
expenses to average
net assets (%)                2.76(P)    5.34(P)    22.22(P)(R)    1.05(R)
Ratio of net
investment income
(loss) to average net
assets (%)                      0.45       0.03      (0.74)(R)     0.82(R)
Portfolio turnover (%)            26         43         57             26

(A) Series I, Series II, Series III and Series NAV shares began operations on 5-5-03, 5-5-03, 9-5-03 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(O)  Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                  QUANTITATIVE ALL CAP
                                              -----------------------------

                                                        SERIES I
                                              -----------------------------
                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------
                                               2005       2004      2003(A)
                                              ------     ------     -------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $16.64     $15.05     $12.50
Net investment income (loss)(H)                 0.13       0.16       0.02
Net realized and unrealized gain (loss) on
investments                                     1.27       2.02       3.04
                                              ------     ------     ------

Total from investment operations                1.40       2.18       3.06
                                              ------     ------     ------

LESS DISTRIBUTIONS
From net investment income                     (0.14)     (0.11)     (0.51)
From net realized gain                         (1.35)     (0.48)         -
                                              ------     ------     ------

                                               (1.49)     (0.59)     (0.51)
                                              ------     ------     ------

NET ASSET VALUE, END OF PERIOD                $16.55     $16.64     $15.05
                                              ======     ======     ======

       TOTAL RETURN (%)(K)                      8.58      14.91     24.49(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $300       $327         $2
Ratio of net expenses to average net assets
(%)                                             0.82       0.81      1.30(R)
Ratio of gross expenses to average net
assets (%)                                      0.82       0.81      2.59(P)(R)
Ratio of net investment income (loss) to
average net assets (%)                          0.77       1.05      0.18(R)
Portfolio turnover (%)                           133        158        96(M)

                                                  QUANTITATIVE ALL CAP
                                              -----------------------------

                                                        SERIES II
                                              -----------------------------
                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------
                                               2005       2004      2003(A)
                                              ------     ------     -------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $16.63     $15.05     $ 12.50
Net investment income (loss)(H)                 0.10       0.09          -(J)
Net realized and unrealized gain (loss) on
investments                                     1.27       2.06        3.05
                                              ------     ------     -------
Total from investment operations                1.37       2.15        3.05
                                              ------     ------     -------
LESS DISTRIBUTIONS
From net investment income                     (0.12)     (0.09)      (0.50)
From net realized gain                         (1.35)     (0.48)          -
                                              ------     ------     -------
                                               (1.47)     (0.57)      (0.50)
                                              ------     ------     -------
NET ASSET VALUE, END OF PERIOD                $16.53     $16.63     $ 15.05
                                              ======     ======     =======
       TOTAL RETURN (%)(K)                      8.36      14.67      24.38(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)           $6         $5          $3
Ratio of net expenses to average net assets
(%)                                             1.02       1.13       1.50(R)
Ratio of gross expenses to average net
assets (%)                                      1.02       1.13       2.81(P)(R)
Ratio of net investment income (loss) to
average net assets (%)                          0.58       0.60       (0.02)(R)
Portfolio turnover (%)                           133        158         96(M)

                                                  QUANTITATIVE ALL CAP
                                              -----------------------------

                                                       SERIES III
                                              -----------------------------
                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------
                                               2005       2004       2003
                                              ------     ------     -------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $16.64     $15.05     $ 14.08
Net investment income (loss)(H)                 0.07       0.16        0.06
Net realized and unrealized gain (loss) on
investments                                     1.29       2.02        1.41
                                              ------     ------     -------
Total from investment operations                1.36       2.18        1.47
                                              ------     ------     -------
LESS DISTRIBUTIONS
From net investment income                     (0.09)     (0.11)      (0.50)
From net realized gain                         (1.35)     (0.48)          -
                                              ------     ------     -------
                                               (1.44)     (0.59)      (0.50)
                                              ------     ------     -------
NET ASSET VALUE, END OF PERIOD                $16.56     $16.64     $ 15.05
                                              ======     ======     =======
       TOTAL RETURN (%)(K)                     8.33(L)   14.87(L)    10.42(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)           $1         $1          -(O)
Ratio of net expenses to average net assets
(%)                                             1.17       1.18       1.65(R)
Ratio of gross expenses to average net
assets (%)                                     1.81(P)    1.77(P)   347.32(P)(R)
Ratio of net investment income (loss) to
average net assets (%)                          0.44       1.08       1.30(R)
Portfolio turnover (%)                           133        158         96(M)

                                              QUANTITATIVE ALL CAP
                                              ------------
                                               SERIES NAV
                                              ------------
                                               YEAR ENDED
                                              DECEMBER 31,
                                              ------------
                                                2005(A)
                                              ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $      15.38
Net investment income (loss)(H)                       0.11
Net realized and unrealized gain (loss) on
investments                                           2.26
                                              ------------
Total from investment operations                      2.37
                                              ------------
LESS DISTRIBUTIONS
From net investment income                           (0.16)
From net realized gain                               (1.00)
                                              ------------
                                                     (1.16)
                                              ------------
NET ASSET VALUE, END OF PERIOD                       16.59
                                              ============
       TOTAL RETURN (%)(K)                          15.35((M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 -(O)
Ratio of net expenses to average net assets
(%)                                                  0.78(R)
Ratio of gross expenses to average net
assets (%)                                           0.78(R)
Ratio of net investment income (loss) to
average net assets (%)                               0.88(R)
Portfolio turnover (%)                                 133

(A) Series I, Series II, Series III and Series NAV shares began operations on 5-5-03, 5-5-03, 9-5-03 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(O)  Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                              QUANTITATIVE MID CAP
                                            ---------------------------------------------------------
                                                                    SERIES I
                                            ---------------------------------------------------------

                                                            YEARS ENDED DECEMBER 31,
                                            ---------------------------------------------------------
                                             2005        2004        2003         2002        2001(A)
                                            -------     -------     ------       ------       -------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD        $ 12.92     $ 10.93     $ 7.89       $10.20       $ 12.50
Net investment income (loss)(H)               (0.01)      (0.01)     (0.01)       (0.01)           -(J)
Net realized and unrealized gain (loss) on
investments                                    1.77        2.00       3.05        (2.30)        (2.30)
                                            -------     -------     ------       ------       -------

Total from investment operations               1.76        1.99       3.04        (2.31)        (2.30)
                                            -------     -------     ------       ------       -------

NET ASSET VALUE, END OF PERIOD              $ 14.68     $ 12.92     $10.93       $ 7.89       $ 10.20
                                            =======     =======     ======       ======       =======

       TOTAL RETURN (%)                       13.62       18.21      38.53       (22.65)       (18.40)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $18        $132       $110          $78          $100
Ratio of net expenses to average net
assets (%)                                     0.89        0.89       0.90         0.90        0.90(R)
Ratio of net investment income (loss) to
average net assets (%)                        (0.06)      (0.11)     (0.10)       (0.07)        (0.07)(R)
Portfolio turnover (%)                          110         157        107          273          320(M)

                                                               QUANTITATIVE MID CAP
                                            ----------------------------------------------------------
                                                            SERIES II                      SERIES NAV
                                            -----------------------------------------     ------------
                                                                                           YEAR ENDED
                                                    YEARS ENDED DECEMBER 31,              DECEMBER 31,
                                            -----------------------------------------     ------------
                                             2005        2004       2003      2002(A)       2005(A)
                                            -------     ------     ------     -------     ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD        $ 12.85     $10.90     $ 7.88     $ 10.03       $ 12.46
Net investment income (loss)(H)               (0.04)     (0.03)     (0.03)      (0.02)           -(J)
Net realized and unrealized gain (loss) on
investments                                    1.76       1.98       3.05       (2.13)         2.23
                                            -------     ------     ------     -------       -------
Total from investment operations               1.72       1.95       3.02       (2.15)         2.23
                                            -------     ------     ------     -------       -------
NET ASSET VALUE, END OF PERIOD              $ 14.57     $12.85     $10.90     $  7.88       $ 14.69
                                            =======     ======     ======     =======       =======
       TOTAL RETURN (%)                       13.39      17.89      38.32      (21.44)(M)   17.90(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $16        $12         $7          $2           $12
Ratio of net expenses to average net
assets (%)                                     1.13       1.09       1.10      1.10(R)       1.05(R)
Ratio of net investment income (loss) to
average net assets (%)                        (0.29)     (0.30)     (0.30)      (0.31)(R)     (0.01)(R)
Portfolio turnover (%)                          110        157        107         273           110

(A) Series I, Series II and Series NAV shares began operations on 4-30-01, 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(M)  Not annualized.
(R)  Annualized.

--------------------------------------------------------------------------------

                                       QUANTITATIVE VALUE
                         ----------------------------------------------
                                                                SERIES
                             SERIES I           SERIES II        NAV
                         -----------------   ---------------   --------
                                                                 YEAR
                                                                ENDED
                            YEARS ENDED        YEARS ENDED     DECEMBER
                           DECEMBER 31,       DECEMBER 31,       31,
                         -----------------   ---------------   --------
                         2005(A)   2004(A)    2005     2004    2005(A)
                         -------   -------   ------   ------   --------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
 BEGINNING OF PERIOD     $14.67    $12.50    $14.66   $12.50    $14.94
Net investment income
 (loss)(H)                 0.17      0.10      0.11     0.08      0.18
Net realized and
 unrealized gain
 (loss) on investments     1.11      2.07      1.12     2.08      0.83
                         ------    ------    ------   ------    ------
Total from investment
 operations                1.28      2.17      1.23     2.16      1.01
                         ------    ------    ------   ------    ------
LESS DISTRIBUTIONS
From net investment
 income                   (0.08)        -         -        -     (0.09)
From net realized gain    (0.71)        -     (0.71)       -     (0.17)
                         ------    ------    ------   ------    ------
                          (0.79)        -     (0.71)       -     (0.80)
                         ------    ------    ------   ------    ------
NET ASSET VALUE, END
 OF PERIOD               $15.16    $14.67    $15.18   $14.66    $15.15
                         ======    ======    ======   ======    ======
       TOTAL RETURN
       (%)(K)              9.19    17.36(M)    8.82    17.28(M)  7.26(M)
RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)        $1      $183        $3      $43      $191
Ratio of net expenses
 to average net assets
 (%)                       0.80    0.83(R)     1.00   1.03(R)   0.76(R)
Ratio of net
 investment income
 (loss) to average net
 assets (%)                1.23    1.13(R)     0.78   0.96(R)   1.50(R)
Portfolio turnover (%)      225      108(M)     225     108(M)     225

(A) Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(M)  Not annualized.
(R)  Annualized.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                         REAL ESTATE SECURITIES
                         ---------------------------------------------------------------------------------------
                                            SERIES I                                     SERIES II
                         -----------------------------------------------   -------------------------------------
                                    YEARS ENDED DECEMBER 31,                     YEARS ENDED DECEMBER 31,
                         -----------------------------------------------   -------------------------------------
                          2005      2004      2003      2002      2001      2005      2004      2003     2002(A)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $ 26.81   $ 20.85   $ 15.44   $ 15.52   $ 15.57   $ 26.69   $ 20.79   $ 15.43   $ 15.44
Net investment income
(loss)(H)                   0.79      0.76      0.69      0.83      0.75      0.71      0.74      0.60      0.85
Net realized and
unrealized gain (loss)
on investments              1.61      5.74      5.20     (0.38)    (0.30)     1.65      5.69      5.25     (0.33)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
Total from investment
operations                  2.40      6.50      5.89      0.45      0.45      2.36      6.43      5.85      0.52
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
LESS DISTRIBUTIONS
From net investment
income                     (0.55)    (0.54)    (0.48)    (0.53)    (0.50)    (0.42)    (0.53)    (0.49)    (0.53)
From net realized gain     (3.79)        -         -         -         -     (3.79)        -         -         -
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
                           (4.34)    (0.54)    (0.48)    (0.53)    (0.50)    (4.21)    (0.53)    (0.49)    (0.53)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
NET ASSET VALUE, END
OF PERIOD                $ 24.87   $ 26.81   $ 20.85   $ 15.44   $ 15.52   $ 24.84   $ 26.69   $ 20.79   $ 15.43
                         =======   =======   =======   =======   =======   =======   =======   =======   =======
       TOTAL RETURN
(%)(K)                     11.85     32.04     39.15      2.58      3.15     11.65     31.77     38.93    3.05(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)        $265      $612      $448      $303      $221      $131      $374      $168       $49
Ratio of net expenses
to average net assets
(%)                         0.81      0.80      0.80      0.84      0.83      1.00      1.00      1.00    1.04(R)
Ratio of gross
expenses to average
net assets (%)                 -         -         -         -         -         -         -         -         -
Ratio of net
investment income
(loss) to average net
assets (%)                  3.31      3.38      3.93      5.28      4.96      2.92      3.29      3.33    6.03(R)
Portfolio turnover (%)      92(X)       82        30        74       116      92(X)       82        30        74

                                          REAL ESTATE SECURITIES
                              ----------------------------------------------
                                       SERIES III                SERIES NAV
                              -----------------------------     ------------
                                                                    YEAR
                                                                   ENDED
                                YEARS ENDED DECEMBER 31,        DECEMBER 31,
                              -----------------------------     ------------
                               2005       2004      2003(A)       2005(A)
                              ------     ------     -------     ------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD           $26.71     $20.85     $18.87         $25.30
Net investment income
(loss)(H)                       0.77       0.85       0.12           0.78
Net realized and
unrealized gain (loss)
on investments                  1.53       5.57       1.86           3.14
                              ------     ------     ------         ------
Total from investment
operations                      2.30       6.42       1.98           3.92
                              ------     ------     ------         ------
LESS DISTRIBUTIONS
From net investment
income                         (0.54)     (0.56)         -          (0.60)
From net realized gain         (3.79)         -          -          (3.79)
                              ------     ------     ------         ------
                               (4.33)     (0.56)         -          (4.39)
                              ------     ------     ------         ------
NET ASSET VALUE, END
OF PERIOD                     $24.68     $26.71     $20.85         $24.83
                              ======     ======     ======         ======
       TOTAL RETURN
(%)(K)                        11.47(L)   31.68(L)   10.49(L)(M)   18.62(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)              $2         $2        -(O)          $828
Ratio of net expenses
to average net assets
(%)                             1.16       1.15     1.15(R)        0.75(R)
Ratio of gross
expenses to average
net assets (%)                1.79(P)    2.45(P)    11.07(P)(R)    0.75(R)
Ratio of net
investment income
(loss) to average net
assets (%)                      3.17       3.64     1.94(R)        3.87(R)
Portfolio turnover (%)          92(X)        82         30           92(X)

(A) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-5-03 and 2-28-05, respectively.
(H) Based on the average of the shares outstanding.
(K) Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M) Not annualized.
(O) Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R) Annualized.
(X) Excludes merger activity.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                     REAL RETURN BOND
                              ---------------------------------------------------------------
                                        SERIES I                          SERIES II
                              -----------------------------     -----------------------------
                                YEARS ENDED DECEMBER 31,          YEARS ENDED DECEMBER 31,
                              -----------------------------     -----------------------------
                               2005       2004      2003(A)      2005       2004      2003(A)
                              ------     ------     -------     ------     ------     -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
 BEGINNING OF PERIOD          $14.00     $13.11     $12.50      $13.95     $13.10     $12.50
Net investment income
 (loss)(H)                      0.27       0.09       0.08        0.29       0.06       0.06
Net realized and
 unrealized gain
 (loss) on investments         (0.08)      1.08       0.53       (0.13)      1.07       0.54
                              ------     ------     ------      ------     ------     ------
Total from investment
 operations                     0.19       1.17       0.61        0.16       1.13       0.60
                              ------     ------     ------      ------     ------     ------
LESS DISTRIBUTIONS
From net investment
 income                            -      (0.06)         -       (0.02)     (0.06)         -
From net realized gain         (0.64)     (0.22)         -       (0.64)     (0.22)         -
                              ------     ------     ------      ------     ------     ------
                               (0.64)     (0.28)         -       (0.66)     (0.28)         -
                              ------     ------     ------      ------     ------     ------
NET ASSET VALUE, END
 OF PERIOD                    $13.55     $14.00     $13.11      $13.45     $13.95     $13.10
                              ======     ======     ======      ======     ======     ======
       TOTAL RETURN
        (%)(K)                  1.44       9.06     4.88(M)       1.21       8.73     4.80(M)
RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)             $4       $196       $137        $145       $343       $142
Ratio of net expenses
 to average net assets
 (%)                            0.81       0.82     0.83(R)       1.02       1.02     1.03(R)
Ratio of gross
 expenses to average
 net assets (%)                    -          -          -           -          -          -
Ratio of net
investment income
(loss) to average net
assets (%)                      1.93       0.68     1.00(R)       2.14       0.50     0.67(R)
Portfolio turnover (%)           1,23)      1,15)    574(M)        1,23)      1,15)    574(M)

                                            REAL RETURN BOND
                              --------------------------------------------
                                       SERIES III               SERIES NAV
                              -----------------------------     ----------
                                                                   YEAR
                                                                  ENDED
                                                                 DECEMBER
                                YEARS ENDED DECEMBER 31,           31,
                              -----------------------------     ----------
                               2005       2004      2003(A)      2005(A)
                              ------     ------     -------     ----------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
 BEGINNING OF PERIOD          $13.95     $13.11     $12.41        $13.93
Net investment income
 (loss)(H)                      0.24       0.06       0.01          0.31
Net realized and
 unrealized gain
 (loss) on investments         (0.11)      1.07       0.69         (0.05)
                              ------     ------     ------        ------
Total from investment
 operations                     0.13       1.13       0.70          0.26
                              ------     ------     ------        ------
LESS DISTRIBUTIONS
From net investment
 income                            -      (0.07)         -         (0.10)
From net realized gain         (0.64)     (0.22)         -         (0.64)
                              ------     ------     ------        ------
                               (0.64)     (0.29)         -         (0.74)
                              ------     ------     ------        ------
NET ASSET VALUE, END
 OF PERIOD                    $13.44     $13.95     $13.11        $13.45
                              ======     ======     ======        ======
       TOTAL RETURN
        (%)(K)                1.00(L)    8.75(L)    5.64(L)(M)    1.95(M)
RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)            -(O)        $1        -(O)         $542
Ratio of net expenses
 to average net assets
 (%)                            1.16       1.17     1.18(R)       0.76(T)
Ratio of gross
 expenses to average
 net assets (%)               2.90(P)    2.99(P)    14.88(P)(R)   0.76(T)
Ratio of net
investment income
(loss) to average net
assets (%)                      1.71       0.43     0.20(R)       2.70(T)
Portfolio turnover (%)           1,23)      1,15)    574(M)        1,239

(A) Series I, Series II, Series III and Series NAV shares began operations on 5-5-03, 5-5-03, 9-5-03 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(O)  Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(Y)  Includes the effect of dollar roll transactions, if any.

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--------------------------------------------------------------------------------

                                                                    SCIENCE & TECHNOLOGY
                              -------------------------------------------------------------------------------------------------
                                                   SERIES I                                           SERIES II
                              ---------------------------------------------------     -----------------------------------------
                                           YEARS ENDED DECEMBER 31,                           YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------     -----------------------------------------
                               2005       2004       2003       2002        2001       2005       2004        2003      2002(A)
                              ------     ------     ------     -------     ------     ------     -------     ------     -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD           $11.53     $11.43     $ 7.60     $ 12.83     $23.24     $11.51     $ 11.42     $ 7.59     $12.61
Net investment income
(loss)(H)                      (0.07)     (0.03)     (0.07)      (0.08)     (0.13)     (0.09)      (0.05)     (0.10)     (0.08)
Net realized and
unrealized gain (loss)
on investments                  0.31       0.13       3.90       (5.15)     (9.36)      0.30        0.14       3.93      (4.94)
                              ------     ------     ------     -------     ------     ------     -------     ------     ------
Total from investment
operations                      0.24       0.10       3.83       (5.23)     (9.49)      0.21        0.09       3.83      (5.02)
                              ------     ------     ------     -------     ------     ------     -------     ------     ------
LESS DISTRIBUTIONS
From net realized gain             -          -          -           -      (0.92)         -           -          -          -
                              ------     ------     ------     -------     ------     ------     -------     ------     ------
                                   -          -          -           -      (0.92)         -           -          -          -
                              ------     ------     ------     -------     ------     ------     -------     ------     ------
NET ASSET VALUE, END
OF PERIOD                     $11.77     $11.53     $11.43     $  7.60     $12.83     $11.72     $ 11.51     $11.42     $ 7.59
                              ======     ======     ======     =======     ======     ======     =======     ======     ======
       TOTAL RETURN
(%)(K)(L)                       2.08       0.87      50.39      (40.76)    (41.25)      1.82        0.79      50.46     (39.81)(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)            $403       $490       $558        $359       $730        $62         $71        $66        $11
Ratio of net expenses
to average net assets
(%)                             1.14       1.13     1.16(T)       1.15       1.15       1.34        1.33     1.36(T)    1.35(R)
Ratio of gross
expenses to average
net assets (%)(P)               1.17       1.16     1.19(T)       1.17       1.16       1.37        1.36     1.39(T)    1.37(R)
Ratio of net
investment income
(loss) to average net
assets (%)                     (0.59)     (0.28)     (0.79)      (0.87)     (0.80)     (0.79)      (0.42)     (0.99)     (1.07)(R)
Portfolio turnover (%)            54         55        56(X)        59        144         54          55        56(X)       59

                                          SCIENCE & TECHNOLOGY
                              --------------------------------------------
                                       SERIES III               SERIES NAV
                              -----------------------------     ----------
                                                                   YEAR
                                                                  ENDED
                                                                 DECEMBER
                                YEARS ENDED DECEMBER 31,           31,
                              -----------------------------     ----------
                               2005       2004      2003(A)      2005(A)
                              ------     ------     -------     ----------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD           $11.53     $11.43     $10.61       $ 10.45
Net investment income
(loss)(H)                      (0.11)      0.07      (0.03)        (0.05)
Net realized and
unrealized gain (loss)
on investments                  0.32       0.03       0.85          1.38
                              ------     ------     ------       -------
Total from investment
operations                      0.21       0.10       0.82          1.33
                              ------     ------     ------       -------
LESS DISTRIBUTIONS
From net realized gain             -          -          -             -
                              ------     ------     ------       -------
                                   -          -          -             -
                              ------     ------     ------       -------
NET ASSET VALUE, END
OF PERIOD                     $11.74     $11.53     $11.43       $ 11.78
                              ======     ======     ======       =======
       TOTAL RETURN
(%)(K)(L)                       1.82       0.87     7.73(M)      12.73(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)              $2         $1         -(O)          -(O)
Ratio of net expenses
to average net assets
(%)                             1.50       1.48     1.51(R)       1.10(R)
Ratio of gross
expenses to average
net assets (%)(P)               2.04       3.21     15.13(R)      1.13(R)
Ratio of net
investment income
(loss) to average net
assets (%)                     (0.94)      0.69      (1.00)(R)     (0.58)(R)
Portfolio turnover (%)            54         55         56            54

(A) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-5-03, and 4-29-05, respectively.
(H) Based on the average of the shares outstanding.
(K) Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M) Not annualized.
(O) Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R) Annualized.
(T) The ratios of gross and net operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.18% and 1.15% for Series I and 1.38% and 1.35%, for Series II, respectively.
(X) Excludes merger activity.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                              SMALL CAP
                                                              ------------------------------------------
                                                                SERIES I      SERIES II      SERIES NAV
                                                              ------------   ------------   ------------
                                                                  YEAR           YEAR           YEAR
                                                                 ENDED          ENDED          ENDED
                                                              DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                              ------------   ------------   ------------
                                                                2005(A)        2005(A)        2005(A)
                                                              ------------   ------------   ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                             $12.50         $12.50         $12.50
Net investment income (loss)(H)                                   (0.06)         (0.07)         (0.05)
Net realized and unrealized gain (loss) on investments             1.86           1.87           1.86
                                                                 ------         ------         ------
Total from investment operations                                   1.80           1.80           1.81
                                                                 ------         ------         ------
NET ASSET VALUE, END OF PERIOD                                   $14.30         $14.30         $14.31
                                                                 ======         ======         ======
       TOTAL RETURN %                                           14.40(M)       14.40(M)       14.48(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                              $1             $1           $146
Ratio of net expenses to average net assets (%)                  0.97(R)        1.18(R)        0.92(R)
Ratio of net investment income (loss) to average net assets
(%)                                                               (0.58)(R)      (0.76)(R)      (0.49)(R)
Portfolio turnover (%)                                            129(M)         129(M)         129(M)

(A)  Series I, Series II and Series NAV shares began operations on 4-29-05.
(H)  Based on the average of the shares outstanding.
(M)  Not annualized.
(R)  Annualized.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                       SMALL CAP GROWTH
                                       --------------------------------------------------------------------------------
                                          SERIES         SERIES
                                            I              II                            SERIES NAV
                                       ------------   ------------   --------------------------------------------------
                                           YEAR           YEAR
                                          ENDED          ENDED
                                       DECEMBER 31,   DECEMBER 31,                YEARS ENDED DECEMBER 31,
                                       ------------   ------------   --------------------------------------------------
                                         2005(A)        2005(A)      2005(F)   2004(G)   2003(E)(G)   2002(G)   2001(G)
                                       ------------   ------------   -------   -------   ----------   -------   -------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD      $ 8.06         $ 8.06      $ 8.87    $ 8.10      $ 6.30     $ 8.79    $ 9.14
Net investment income (loss)(H)            (0.06)         (0.07)      (0.08)(H)     -(J)    (0.03)      0.01      0.01
Net realized and unrealized gain
 (loss) on investments                      2.38           2.37        1.60      0.77        3.07      (2.49)    (0.35)
                                          ------         ------      ------    ------      ------     ------    ------
Total from investment operations            2.32           2.30        1.52      0.77        3.04      (2.48)    (0.34)
                                          ------         ------      ------    ------      ------     ------    ------
LESS DISTRIBUTIONS
From net investment income                     -              -           -         -           -      (0.01)    (0.01)
From net realized gain                     (0.22)         (0.22)      (0.22)        -           -          -         -
From capital paid-in                           -              -           -         -       (1.24)         -         -
                                          ------         ------      ------    ------      ------     ------    ------
                                           (0.22)         (0.22)      (0.22)        -       (1.24)     (0.01)    (0.01)
                                          ------         ------      ------    ------      ------     ------    ------
NET ASSET VALUE, END OF PERIOD            $10.16         $10.14      $10.17    $ 8.87      $ 8.10     $ 6.30    $ 8.79
                                          ======         ======      ======    ======      ======     ======    ======
       TOTAL RETURN (%)(K)               29.00(M)       28.75(M)      17.34    9.45(L)    48.83(L)    (28.21)(L)  (3.78)(L)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                     $1            $19        $253      $228         $87        $50       $71
Ratio of net expenses to average net
assets (%)                                1.23(R)        1.41(R)       1.13      1.14        1.11       1.00      1.00
Ratio of gross expenses to average
net assets (%)                                 -              -        1.13    1.35(P)     1.21(P)    1.04(P)   1.02(P)
Ratio of net investment income (loss)
to average net assets (%)                  (0.90)(R)      (1.07)(R)    0.84     (0.71)      (0.59)      0.19      0.06
Portfolio turnover (%)                       140            140         140      160(X)       235         45        61

(A)  Series I and Series II shares began operations on 4-29-05.
(E)  Certain amounts have been reclassified to permit comparison.
(F) Effective 4-29-05, shareholders of the former VST Small Cap Emerging Growth Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Small Cap Growth. Additionally, the accounting and performance history of the former VST Small Cap Emerging Growth Fund Series NAV was redesignated as that of Series NAV shares of Small Cap Growth.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(X)  Excludes merger activity.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                               SMALL CAP INDEX
                         --------------------------------------------------------------------------------------------
                                               SERIES I                                       SERIES II
                         ----------------------------------------------------   -------------------------------------
                                       YEARS ENDED DECEMBER 31,                       YEARS ENDED DECEMBER 31,
                         ----------------------------------------------------   -------------------------------------
                          2005      2004      2003         2002        2001      2005      2004      2003     2002(A)
                         -------   -------   -------   ------------   -------   -------   -------   -------   -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $ 14.97   $ 12.80   $  8.78         $11.28   $ 11.29   $ 14.91   $ 12.76   $  8.78   $ 11.07
Net investment income
(loss)(H)                   0.11      0.09      0.06           0.10      0.20      0.08      0.07      0.04      0.07
Net realized and
unrealized gain (loss)
on investments              0.41      2.12      3.96          (2.52)    (0.03)     0.41      2.11      3.94     (2.28)
                         -------   -------   -------   ------------   -------   -------   -------   -------   -------
Total from investment
operations                  0.52      2.21      4.02          (2.42)     0.17      0.49      2.18      3.98     (2.21)
                         -------   -------   -------   ------------   -------   -------   -------   -------   -------
LESS DISTRIBUTIONS
From net investment
income                     (0.08)    (0.04)        -          (0.08)    (0.18)    (0.05)    (0.03)        -     (0.08)
From net realized gain     (0.52)        -         -              -         -     (0.52)        -         -         -
                         -------   -------   -------   ------------   -------   -------   -------   -------   -------
                           (0.60)    (0.04)        -          (0.08)    (0.18)    (0.57)    (0.03)        -     (0.08)
                         -------   -------   -------   ------------   -------   -------   -------   -------   -------
NET ASSET VALUE, END
OF PERIOD                $ 14.89   $ 14.97   $ 12.80          $8.78   $ 11.28   $ 14.83   $ 14.91   $ 12.76   $  8.78
                         =======   =======   =======   ============   =======   =======   =======   =======   =======
       TOTAL RETURN
(%)(K)                      3.89     17.33     45.79         (21.47)     1.50      3.70     17.13     45.33    (19.95)(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)        $189      $179      $137            $59       $50       $52       $54       $38       $10
Ratio of net expenses
to average net assets
(%)                         0.57      0.57      0.58           0.59      0.60      0.77      0.77      0.78    0.79(R)
Ratio of gross
expenses to average
net assets (%)                 -         -         -              -         -         -         -         -         -
Ratio of net
investment income
(loss) to average net
assets (%)                  0.76      0.69      0.61           1.05      1.87      0.55      0.49      0.39    0.87(R)
Portfolio turnover (%)        29        26        36             57        32        29        26        36        57

                                      SMALL CAP INDEX
                         ------------------------------------------
                                 SERIES III             SERIES NAV
                         ---------------------------   ------------
                                                        YEAR ENDED
                          YEARS ENDED DECEMBER 31,     DECEMBER 31,
                         ---------------------------   ------------
                          2005      2004     2003(A)     2005(A)
                         -------   -------   -------   ------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $ 14.91   $ 12.80   $ 11.77   $      12.77
Net investment income
(loss)(H)                   0.06      0.08      0.01           0.09
Net realized and
unrealized gain (loss)
on investments              0.41      2.08      1.02           2.04
                         -------   -------   -------   ------------
Total from investment
operations                  0.47      2.16      1.03           2.13
                         -------   -------   -------   ------------
LESS DISTRIBUTIONS
From net investment
income                     (0.08)    (0.05)        -              -
From net realized gain     (0.52)        -         -              -
                         -------   -------   -------   ------------
                           (0.60)    (0.05)        -              -
                         -------   -------   -------   ------------
NET ASSET VALUE, END
OF PERIOD                $ 14.78   $ 14.91   $ 12.80   $      14.90
                         =======   =======   =======   ============
       TOTAL RETURN
(%)(K)                    3.55(L)  16.94(L)   8.75(L)(M)      16.68(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)          $1        $1       -(O)           $93
Ratio of net expenses
to average net assets
(%)                         0.92      0.92    0.93(R)        0.53(R)
Ratio of gross
expenses to average
net assets (%)            1.58(P)   2.42(P)  16.49(P)(R)       0.53(R)
Ratio of net
investment income
(loss) to average net
assets (%)                  0.42      0.63    0.18(R)        0.92(R)
Portfolio turnover (%)        29        26        36             29

(A) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-05-03 and 4-29-05, respectively.
(H) Based on the average of the shares outstanding.
(K) Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M) Not annualized.
(O) Less than $500,000.
(P) Does not take into consideration expense reductions during the period shown.
(R) Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                               SMALL CAP OPPORTUNITIES
                         --------------------------------------------------------------------
                                                                                    SERIES
                                 SERIES I                    SERIES II               NAV
                         -------------------------   -------------------------   ------------
                                                                                     YEAR
                                YEARS ENDED                 YEARS ENDED             ENDED
                               DECEMBER 31,                DECEMBER 31,          DECEMBER 31,
                         -------------------------   -------------------------   ------------
                          2005     2004    2003(A)    2005     2004    2003(A)     2005(A)
                         ------   ------   -------   ------   ------   -------   ------------
PER SHARE OPERATING
PERFORMANCE
NET ASSET VALUE,
 BEGINNING OF PERIOD     $21.62   $17.50   $12.50    $21.55   $17.48   $12.50       $21.40
Net investment income
 (loss)(H)                 0.17     0.16     0.10      0.11     0.15     0.02         0.18
Net realized and
 unrealized gain
 (loss) on investments     1.45     4.28     4.90      1.47     4.24     4.96         1.67
                         ------   ------   ------    ------   ------   ------       ------
Total from investment
 operations                1.62     4.44     5.00      1.58     4.39     4.98         1.85
                         ------   ------   ------    ------   ------   ------       ------
LESS DISTRIBUTIONS
From net investment
 income                       -    (0.02)       -         -    (0.02)       -        (0.11)
From net realized gain    (0.42)   (0.30)       -     (0.42)   (0.30)       -        (0.42)
                         ------   ------   ------    ------   ------   ------       ------
                          (0.42)   (0.32)       -     (0.42)   (0.32)       -        (0.53)
                         ------   ------   ------    ------   ------   ------       ------
NET ASSET VALUE, END
 OF PERIOD               $22.82   $21.62   $17.50    $22.71   $21.55   $17.48       $22.72
                         ======   ======   ======    ======   ======   ======       ======
       TOTAL RETURN
        (%)(K)             7.77    25.78   40.00(M)    7.61    25.48   39.84(M)      8.98(M)
RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)      $124      $95      $36       $83     $127      $33         $183
Ratio of net expenses
 to average net assets
 (%)                       1.12     1.13     1.23(R)   1.32     1.33     1.43(R)     1.06(R)
Ratio of net
investment income
(loss) to average net
assets (%)                 0.76     0.88     0.33(R)   0.49     0.81    0.23(R)      1.00(R)
Portfolio turnover (%)    113(X)      40       17(M)  113(X)      40       17(M)      113(X)

(A) Series I, Series II and Series NAV shares began operations on 5-5-03, 5-5-03 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(M)  Not annualized.
(R)  Annualized.
(X)  Excludes merger activity.

--------------------------------------------------------------------------------

                                                         SMALL CAP VALUE
                         --------------------------------------------------------------------------------
                            SERIES         SERIES
                              I              II                            SERIES NAV
                         ------------   ------------   --------------------------------------------------
                             YEAR           YEAR
                            ENDED          ENDED
                         DECEMBER 31,   DECEMBER 31,                YEARS ENDED DECEMBER 31,
                         ------------   ------------   --------------------------------------------------
                           2005(A)        2005(A)      2005(F)   2004(G)   2003(G)   2002(E)(G)   2001(G)
                         ------------   ------------   -------   -------   -------   ----------   -------
PER SHARE OPERATING
PERFORMANCE
NET ASSET VALUE,
 BEGINNING OF PERIOD        $18.45         $18.45      $19.42    $16.56    $12.55      $13.76     $11.70
Net investment income
 (loss)(H)                    0.04             -(J)     0.05(H)    0.19      0.09        0.08       0.09
Net realized and
 unrealized gain
 (loss) on investments        2.68           2.68        1.73      3.99      4.66       (0.96)      2.14
                            ------         ------      ------    ------    ------      ------     ------
Total from investment
 operations                   2.72           2.68        1.78      4.18      4.75       (0.88)      2.23
                            ------         ------      ------    ------    ------      ------     ------
LESS DISTRIBUTIONS
From net investment
 income                          -              -       (0.03)        -         -           -          -
From net realized gain       (0.23)         (0.23)      (0.23)    (1.16)    (0.65)      (0.11)     (0.08)
From capital paid-in             -              -           -     (0.16)    (0.09)      (0.22)     (0.09)
                            ------         ------      ------    ------    ------      ------     ------
                             (0.23)         (0.23)      (0.26)    (1.32)    (0.74)      (0.33)     (0.17)
                            ------         ------      ------    ------    ------      ------     ------
NET ASSET VALUE, END
 OF PERIOD                  $20.94         $20.90      $20.94    $19.42    $16.56      $12.55     $13.76
                            ======         ======      ======    ======    ======      ======     ======
       TOTAL RETURN
       (%)(K)               14.78(M)       14.56(M)      9.21    25.45(L)  37.97(L)     (6.43)    19.10(L)
RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)           $1            $34        $265      $247      $190        $120       $103
Ratio of net expenses
 to average net assets
 (%)                        1.18(R)        1.38(R)       1.10      1.05      1.05        1.04       1.05
Ratio of gross
expenses to average
net assets (%)                   -              -        1.10     1.06(P)   1.06(P)      1.04      1.08(P)
Ratio of net
investment income
(loss) to average net
assets (%)                  0.27(R)        0.01(R)       0.25      1.11      0.67        0.62       0.87
Portfolio turnover (%)          68             68          68        33        30          41         60

(A)  Series I and Series II shares began operations on 4-29-05.
(E)  Certain amounts have been reclassified to permit comparison.
(F) Effective 4-29-05, shareholders of the former VST Small Cap Value Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Small Cap Value. Additionally, the accounting and performance history of the former VST Small Cap Value Fund Series NAV was redesignated as that of Series NAV shares of Small Cap Value.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                         SMALL COMPANY
                         ----------------------------------------------
                                                                SERIES
                             SERIES I          SERIES II         NAV
                         ----------------   ----------------   --------
                                                                 YEAR
                                                                ENDED
                           YEARS ENDED        YEARS ENDED      DECEMBER
                           DECEMBER 31,       DECEMBER 31,       31,
                         ----------------   ----------------   --------
                          2005    2004(A)    2005    2004(A)   2005(A)
                         ------   -------   ------   -------   --------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
 BEGINNING OF PERIOD     $15.22   $12.50    $15.21   $12.50     $15.46
Net investment income
 (loss)(H)                (0.07)   (0.04)    (0.09)   (0.06)     (0.03)
Net realized and
 unrealized gain
 (loss) on investments     1.00     2.76      0.97     2.77       0.72
                         ------   ------    ------   ------     ------
Total from investment
 operations                0.93     2.72      0.88     2.71       0.69
                         ------   ------    ------   ------     ------
LESS DISTRIBUTIONS
From net realized gain    (0.39)       -     (0.39)       -      (0.39)
                         ------   ------    ------   ------     ------
                          (0.39)       -     (0.39)       -      (0.39)
                         ------   ------    ------   ------     ------
NET ASSET VALUE, END
 OF PERIOD               $15.76   $15.22    $15.70   $15.21     $15.76
                         ======   ======    ======   ======     ======
       TOTAL RETURN
       (%)(K)              6.32   21.76(L)(M)   5.99 21.68(L)(M)  4.67(M)
RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)        $1      $24       $26      $32        $40
Ratio of net expenses
 to average net assets
 (%)                       1.37   1.59(R)     1.61   1.79(R)
Ratio of gross
 expenses to average
 net assets (%)            1.37   1.67(P)(R)   1.61  1.87(P)(R)  1.34(R)
Ratio of net
 investment income
 (loss) to average net
 assets (%)               (0.49)   (0.47)(R)  (0.56)  (0.68)(R)   (0.23)(R)
Portfolio turnover (%)      183    107(M)      183    107(M)       183

(A) Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total return would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                      SMALL COMPANY VALUE
                                                    -------------------------------------------------------

                                                                           SERIES I
                                                    -------------------------------------------------------

                                                                   YEARS ENDED DECEMBER 31,
                                                    -------------------------------------------------------
                                                     2005       2004        2003         2002         2001
                                                    ------     -------     ------       ------       ------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                $21.18     $ 17.14     $12.90       $13.80       $12.98
Net investment income (loss)(H)                       0.03        0.09       0.04         0.08         0.09
Net realized and unrealized gain (loss) on
 investments                                          1.40        4.20       4.28        (0.88)        0.76
                                                    ------     -------     ------       ------       ------

Total from investment operations                      1.43        4.29       4.32        (0.80)        0.85
                                                    ------     -------     ------       ------       ------

LESS DISTRIBUTIONS
From net investment income                           (0.06)      (0.03)     (0.06)       (0.04)       (0.03)
From net realized gain                               (0.34)      (0.22)     (0.02)       (0.06)           -
                                                    ------     -------     ------       ------       ------

                                                     (0.40)      (0.25)     (0.08)       (0.10)       (0.03)
                                                    ------     -------     ------       ------       ------

NET ASSET VALUE, END OF PERIOD                      $22.21     $ 21.18     $17.14       $12.90       $13.80
                                                    ======     =======     ======       ======       ======

       TOTAL RETURN (%)(K)                          6.93(L)      25.31      33.66        (5.93)(L)   6.54(L)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $291        $521       $386         $305         $213
Ratio of net expenses to average net assets (%)       1.10        1.10       1.11         1.11         1.15
Ratio of gross expenses to average net assets (%)   1.12(P)       1.10       1.11       1.12(P)      1.16(P)
Ratio of net investment income (loss) to average
net assets (%)                                        0.13        0.50       0.26         0.61         0.72
Portfolio turnover (%)                                  12           9         14           19          119

                                                                     SMALL COMPANY VALUE
                                                    ------------------------------------------------------
                                                                                                   SERIES
                                                                    SERIES II                       NAV
                                                    -----------------------------------------     --------
                                                                                                    YEAR
                                                                                                   ENDED
                                                                                                  DECEMBER
                                                            YEARS ENDED DECEMBER 31,                31,
                                                    -----------------------------------------     --------
                                                     2005        2004       2003      2002(A)     2005(A)
                                                    -------     ------     ------     -------     --------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                $ 21.10     $17.10     $12.89     $ 13.83      $21.03
Net investment income (loss)(H)                       (0.01)      0.06       0.01        0.13        0.06
Net realized and unrealized gain (loss) on
 investments                                           1.39       4.18       4.29       (0.97)       1.52
                                                    -------     ------     ------     -------      ------
Total from investment operations                       1.38       4.24       4.30       (0.84)       1.58
                                                    -------     ------     ------     -------      ------
LESS DISTRIBUTIONS
From net investment income                            (0.01)     (0.02)     (0.07)      (0.04)      (0.09)
From net realized gain                                (0.34)     (0.22)     (0.02)      (0.06)      (0.34)
                                                    -------     ------     ------     -------      ------
                                                      (0.35)     (0.24)     (0.09)      (0.10)      (0.43)
                                                    -------     ------     ------     -------      ------
NET ASSET VALUE, END OF PERIOD                      $ 22.13     $21.10     $17.10     $ 12.89      $22.18
                                                    =======     ======     ======     =======      ======
       TOTAL RETURN (%)(K)                           6.73(L)     25.06      33.56       (6.20)(L)(M)  7.72(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $199       $278       $148         $51        $148
Ratio of net expenses to average net assets (%)        1.30       1.30       1.31      1.31(R)     1.04(R)
Ratio of gross expenses to average net assets (%)    1.32(P)      1.30       1.31      1.32(P)(R)  1.06(R)
Ratio of net investment income (loss) to average
net assets (%)                                        (0.03)      0.32       0.06      1.12(R)     0.33(R)
Portfolio turnover (%)                                   12          9         14          19          12

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                    SPECIAL VALUE
                                                              ---------------------------------------------------------
                                                                       SERIES I                       SERIES II
                                                              ---------------------------     -------------------------
                                                               YEARS ENDED DECEMBER 31,       YEARS ENDED DECEMBER 31,
                                                              ---------------------------     -------------------------
                                                               2005      2004     2003(A)      2005     2004    2003(A)
                                                              -------   -------   -------     ------   ------   -------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 18.68   $ 15.82   $ 12.50     $18.62   $15.80   $ 12.50
Net investment income (loss)(H)                                 (0.01)     0.04     (0.04)     (0.01)    0.02     (0.06)
Net realized and unrealized gain (loss) on investments           1.05      3.11      3.36       0.99     3.09      3.36
                                                              -------   -------   -------     ------   ------   -------

Total from investment operations                                 1.04      3.15      3.32       0.98     3.11      3.30
                                                              -------   -------   -------     ------   ------   -------

LESS DISTRIBUTIONS
From net investment income                                          -         -         -          -        -         -
From net realized gain                                          (0.07)    (0.29)        -      (0.07)   (0.29)        -
                                                              -------   -------   -------     ------   ------   -------

                                                                (0.07)    (0.29)        -      (0.07)   (0.29)        -
                                                              -------   -------   -------     ------   ------   -------

NET ASSET VALUE, END OF PERIOD                                $ 19.65   $ 18.68   $ 15.82     $19.53   $18.62   $ 15.80
                                                              =======   =======   =======     ======   ======   =======

       TOTAL RETURN (%)(K)                                       5.60     20.18   26.56(L)(M)   5.30    19.95   26.40(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                            $2       $17       $11         $8      $17        $7
Ratio of net expenses to average net assets (%)                  1.25      1.33    1.55(R)      1.43     1.53    1.75(R)
Ratio of gross expenses to average net assets (%)                1.25      1.33    1.64(P)(R)   1.43     1.53    1.84(P)(R)
Ratio of net investment income (loss) to average net assets
(%)                                                             (0.03)     0.23     (0.44)(R)  (0.08)    0.09     (0.68)(R)
Portfolio turnover (%)                                             84        16     26(M)         84       16     26(M)

                                                                              SPECIAL VALUE
                                                               --------------------------------------------
                                                                        SERIES III               SERIES NAV
                                                               -----------------------------     ----------
                                                                                                    YEAR
                                                                                                   ENDED
                                                                                                  DECEMBER
                                                                 YEARS ENDED DECEMBER 31,           31,
                                                               -----------------------------     ----------
                                                                2005       2004      2003(A)      2005(A)
                                                               ------     ------     -------     ----------
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                           $18.68     $15.82     $14.65        $18.43

Net investment income (loss)(H)                                 (0.05)      0.05       0.01          0.05

Net realized and unrealized gain (loss) on investments           1.03       3.10       1.16          1.24
                                                               ------     ------     ------        ------

Total from investment operations                                 0.98       3.15       1.17          1.29
                                                               ------     ------     ------        ------

LESS DISTRIBUTIONS

From net investment income                                          -          -          -            -(J)

From net realized gain                                          (0.07)     (0.29)         -         (0.07)
                                                               ------     ------     ------        ------

                                                                (0.07)     (0.29)         -         (0.07)
                                                               ------     ------     ------        ------

NET ASSET VALUE, END OF PERIOD                                 $19.59     $18.68     $15.82        $19.65
                                                               ======     ======     ======        ======

       TOTAL RETURN (%)(K)                                     5.28(L)    20.18(L)   7.99(L)(M)    7.05(M)

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                            $1         -(O)       -(O)        $ 69

Ratio of net expenses to average net assets (%)                  1.61       1.68     1.90(R)       1.20(R)

Ratio of gross expenses to average net assets (%)              2.43(P)    3.39(P)    208.58(P)(R)   1.20(R)

Ratio of net investment income (loss) to average net
assets (%)                                                      (0.24)      0.28     0.27(R)       0.34(R)

Portfolio turnover (%)                                             84         16       26(M)           84

(A) Series I, Series II, Series III and Series NAV shares began operations on 5-5-03, 5-5-03, 9-5-03 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(O)  Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                       STRATEGIC BOND
                              -------------------------------------------------------------------------------------------------
                                                   SERIES I                                           SERIES II
                              ---------------------------------------------------     -----------------------------------------
                                           YEARS ENDED DECEMBER 31,                           YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------     -----------------------------------------
                               2005       2004       2003       2002        2001       2005       2004        2003      2002(A)
                              ------     ------     ------     -------     ------     ------     -------     ------     -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD           $12.05     $11.73     $10.89     $ 10.74     $10.92     $11.98     $ 11.69     $10.88     $10.88
Net investment income
(loss)(H)                       0.52       0.45       0.56        0.71       0.73       0.49        0.42       0.51       0.60
Net realized and
unrealized gain (loss)
on investments                 (0.21)      0.31       0.82        0.21      (0.07)     (0.20)       0.30       0.85       0.17
                              ------     ------     ------     -------     ------     ------     -------     ------     ------
Total from investment
operations                      0.31       0.76       1.38        0.92       0.66       0.29        0.72       1.36       0.77
                              ------     ------     ------     -------     ------     ------     -------     ------     ------
LESS DISTRIBUTIONS
From net investment
income                         (0.33)     (0.44)     (0.54)      (0.77)     (0.84)     (0.26)      (0.43)     (0.55)     (0.77)
                              ------     ------     ------     -------     ------     ------     -------     ------     ------
                               (0.33)     (0.44)     (0.54)      (0.77)     (0.84)     (0.26)      (0.43)     (0.55)     (0.77)
                              ------     ------     ------     -------     ------     ------     -------     ------     ------
NET ASSET VALUE, END
OF PERIOD                     $12.03     $12.05     $11.73     $ 10.89     $10.74     $12.01     $ 11.98     $11.69     $10.88
                              ======     ======     ======     =======     ======     ======     =======     ======     ======
       TOTAL RETURN
(%)(K)                          2.70       6.66      13.11        8.96       6.24       2.44        6.39      12.93     7.46(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)            $188       $539       $456        $407       $302       $114        $407       $151        $43
Ratio of net expenses
to average net assets
(%)                             0.81       0.83       0.86        0.86       0.86       1.01        1.03       1.06     1.06(R)
Ratio of gross
expenses to average
net assets (%)                     -          -          -           -          -          -           -          -          -
Ratio of net
investment income
(loss) to average net
assets (%)                      4.35       3.88       4.96        6.78       6.85       4.09        3.63       4.56     6.18(R)
Portfolio turnover (%)            59         52         80          86         85         59          52         80         86

                                             STRATEGIC BOND
                              --------------------------------------------
                                       SERIES III               SERIES NAV
                              -----------------------------     ----------
                                                                   YEAR
                                                                  ENDED
                                                                 DECEMBER
                                YEARS ENDED DECEMBER 31,           31,
                              -----------------------------     ----------
                               2005       2004      2003(A)      2005(A)
                              ------     ------     -------     ----------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD           $12.00     $11.73     $11.17       $ 12.11
Net investment income
(loss)(H)                       0.48       0.38       0.15          0.46
Net realized and
unrealized gain (loss)
on investments                 (0.20)      0.34       0.41         (0.20)
                              ------     ------     ------       -------
Total from investment
operations                      0.28       0.72       0.56          0.26
                              ------     ------     ------       -------
LESS DISTRIBUTIONS
From net investment
income                         (0.33)     (0.45)         -         (0.37)
                              ------     ------     ------       -------
                               (0.33)     (0.45)         -         (0.37)
                              ------     ------     ------       -------
NET ASSET VALUE, END
OF PERIOD                     $11.95     $12.00     $11.73       $ 12.00
                              ======     ======     ======       =======
       TOTAL RETURN
(%)(K)                        2.37(L)    6.35(L)    5.01(L)(M)    2.25(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)              -(O)       $1         -(O)        $401
Ratio of net expenses
to average net assets
(%)                             1.16       1.18     1.21(R)       0.74(R)
Ratio of gross
expenses to average
net assets (%)                2.09(P)    2.64(P)    12.56(P)(R)   0.74(R)
Ratio of net
investment income
(loss) to average net
assets (%)                      3.97       3.34     4.11(R)       4.55(R)
Portfolio turnover (%)            59         52         80            59

(A) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-05-03 and 2-28-05, respectively.
(H) Based on the average of the shares outstanding.
(K) Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M) Not annualized.
(O) Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R) Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                           STRATEGIC INCOME
                         ----------------------------------------------------
                             SERIES I            SERIES II        SERIES NAV
                         -----------------   -----------------   ------------
                                                                     YEAR
                            YEARS ENDED         YEARS ENDED         ENDED
                           DECEMBER 31,        DECEMBER 31,      DECEMBER 31,
                         -----------------   -----------------   ------------
                          2005     2004(A)    2005     2004(A)     2005(A)
                         -------   -------   -------   -------   ------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
 BEGINNING OF PERIOD     $ 13.41   $ 12.50   $ 13.41   $ 12.50      $ 13.33
Net investment income
 (loss)(H)                  0.45      0.25      0.42      0.23         0.29
Net realized and
 unrealized gain
 (loss) on investments     (0.17)     0.87     (0.16)     0.88         0.07
                         -------   -------   -------   -------      -------
Total from investment
 operations                 0.28      1.12      0.26      1.11         0.36
                         -------   -------   -------   -------      -------
LESS DISTRIBUTIONS
From net investment
 income                    (0.51)    (0.21)    (0.49)    (0.20)       (0.51)
From net realized gain     (0.03)        -     (0.03)        -        (0.03)
                         -------   -------   -------   -------      -------
                           (0.54)    (0.21)    (0.52)    (0.20)       (0.54)
                         -------   -------   -------   -------      -------
NET ASSET VALUE, END
 OF PERIOD               $ 13.15   $ 13.41   $ 13.15   $ 13.41      $ 13.15
                         =======   =======   =======   =======      =======
       TOTAL RETURN
       (%)(K)               2.13    8.93(M)     1.92    8.87(M)      2.75(M)
RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)        $11        $6       $22       $13          -(O)
Ratio of net expenses
 to average net assets
 (%)                        1.07    1.24(R)     1.27    1.44(R)      1.03(R)
Ratio of net
 investment income
 (loss) to average net
 assets (%)                 3.30    2.95(R)     3.09    2.67(R)      2.96(R)
Portfolio turnover (%)        33      24(M)       33      24(M)          33

(A) Series I, Series II and Series NAV shares began operations on 5-03-04, 5-03-04 and 4-29-05, respectively.
(H) Based on the average of the shares outstanding.
(K) Assumes dividend reinvestment.
(M) Not annualized.
(O) Less than $500,000.
(R) Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                         STRATEGIC OPPORTUNITIES
                              ----------------------------------------------
                                                 SERIES I
                              ----------------------------------------------

                                         YEARS ENDED DECEMBER 31,
                              ----------------------------------------------
                              2005(A)    2004(A)   2003      2002      2001
                              -------    -------   -----    ------    ------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE, BEGINNING
 OF PERIOD                    $10.93     $ 9.74    $7.74    $12.64    $17.52
Net investment income
 (loss)(H)                        -(J)     0.04     0.01     (0.03)    (0.02)
Net realized and unrealized
 gain (loss) on investments     1.06       1.16     1.99     (4.87)    (2.47)
                              ------     ------    -----    ------    ------

Total from investment
 operations                     1.06       1.20     2.00     (4.90)    (2.49)
                              ------     ------    -----    ------    ------

LESS DISTRIBUTIONS
From net investment income     (0.05)     (0.01)       -         -     (0.08)
From net realized gain             -          -        -         -     (2.31)
                              ------     ------    -----    ------    ------

                               (0.05)     (0.01)       -         -     (2.39)
                              ------     ------    -----    ------    ------

NET ASSET VALUE, END OF
 PERIOD                       $11.94     $10.93    $9.74    $ 7.74    $12.64
                              ======     ======    =====    ======    ======

       TOTAL RETURN (%)(K)      9.72      12.32    25.84    (38.77)   (15.25)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                  $434       $495     $534      $514    $1,057
Ratio of net expenses to
average net assets (%)          0.93       0.92     0.93      0.92      0.91
Ratio of net investment
income (loss) to average net
assets (%)                      0.03       0.40     0.10     (0.28)    (0.12)
Portfolio turnover (%)           106        116      185       229       260

                                           STRATEGIC OPPORTUNITIES
                              --------------------------------------------------
                                          SERIES II                  SERIES NAV
                              ---------------------------------     ------------
                                                                     YEAR ENDED
                                  YEARS ENDED DECEMBER 31,          DECEMBER 31,
                              ---------------------------------     ------------
                               2005     2004     2003     2002        2005(A)
                              ------   ------    -----   ------     ------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE, BEGINNING
 OF PERIOD                    $10.91   $ 9.71    $7.73   $11.99        $ 9.97
Net investment income
 (loss)(H)                     (0.02)    0.03    (0.01)      -(J)        0.07
Net realized and unrealized
 gain (loss) on investments     1.06     1.17     1.99    (4.26)         1.91
                              ------   ------    -----   ------        ------
Total from investment
 operations                     1.04     1.20     1.98    (4.26)         1.98
                              ------   ------    -----   ------        ------
LESS DISTRIBUTIONS
From net investment income     (0.03)      -(J)      -        -             -
From net realized gain             -        -        -        -             -
                              ------   ------    -----   ------        ------
                               (0.03)      -(J)      -        -             -
                              ------   ------    -----   ------
NET ASSET VALUE, END OF
 PERIOD                       $11.92   $10.91    $9.71   $ 7.73        $11.95
                              ======   ======    =====   ======        ======
       TOTAL RETURN (%)(K)      9.55    12.39    25.61   (35.53)(M)   19.86(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                   $26      $28      $23       $9            -(O)
Ratio of net expenses to
average net assets (%)          1.13     1.12     1.13   1.12(R)       0.91(R)
Ratio of net investment
income (loss) to average net
assets (%)                     (0.17)    0.25    (0.13)  0.02(R)       0.87(R)
Portfolio turnover (%)           106      116      185      229           106

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(M)  Not annualized.
(O)  Less than $500,000.
(R)  Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                    STRATEGIC VALUE
                                               ---------------------------------------------------------

                                                                       SERIES I
                                               ---------------------------------------------------------

                                                               YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------
                                                2005        2004        2003         2002        2001(A)
                                               -------     -------     ------       ------       -------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD           $ 11.79     $ 10.03     $ 7.79       $10.70       $ 12.50
Net investment income (loss)(H)                   0.08        0.10       0.06           -(J)       (0.02)
Net realized and unrealized gain (loss) on
investments                                      (0.14)       1.70       2.18        (2.91)        (1.78)
                                               -------     -------     ------       ------       -------

Total from investment operations                 (0.06)       1.80       2.24        (2.91)        (1.80)
                                               -------     -------     ------       ------       -------

LESS DISTRIBUTIONS
From net investment income                       (0.08)      (0.04)        -(J)          -             -
From net realized gain                           (1.02)          -          -            -             -
                                               -------     -------     ------       ------       -------

                                                 (1.10)      (0.04)        -(J)          -             -
                                               -------     -------     ------       ------       -------

NET ASSET VALUE, END OF PERIOD                 $ 10.63     $ 11.79     $10.03       $ 7.79       $ 10.70
                                               =======     =======     ======       ======       =======

       TOTAL RETURN (%)(K)                       (0.30)      17.98      28.78       (27.20)       (14.40)(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $30         $87        $96          $34           $33
Ratio of net expenses to average net assets
(%)                                               0.98        0.99       1.04         1.14        1.40(R)
Ratio of gross expenses to average net assets
(%)                                               0.98        0.99       1.04         1.14        1.46(P)(R)
Ratio of net investment income (loss) to
average net assets (%)                            0.72        0.98       0.69         0.04         (0.27)(R)
Portfolio turnover (%)                              72          96         62          109          86(M)

                                                            STRATEGIC VALUE
                                               -----------------------------------------

                                                               SERIES II
                                               -----------------------------------------

                                                       YEARS ENDED DECEMBER 31,
                                               -----------------------------------------
                                                2005        2004       2003      2002(A)
                                               -------     ------     ------     -------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD           $ 11.74     $10.00     $ 7.78     $ 10.27
Net investment income (loss)(H)                   0.05       0.09       0.05          -(J)
Net realized and unrealized gain (loss) on
investments                                      (0.13)      1.68       2.18       (2.49)
                                               -------     ------     ------     -------
Total from investment operations                 (0.08)      1.77       2.23       (2.49)
                                               -------     ------     ------     -------
LESS DISTRIBUTIONS
From net investment income                       (0.04)     (0.03)     (0.01)          -
From net realized gain                           (1.02)         -          -           -
                                               -------     ------     ------     -------
                                                 (1.06)     (0.03)     (0.01)          -
                                               -------     ------     ------     -------
NET ASSET VALUE, END OF PERIOD                 $ 10.60     $11.74     $10.00     $  7.78
                                               =======     ======     ======     =======
       TOTAL RETURN (%)(K)                       (0.53)     17.79      28.68      (24.25)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $27        $71        $47          $6
Ratio of net expenses to average net assets
(%)                                               1.18       1.19       1.24      1.34(R)
Ratio of gross expenses to average net assets
(%)                                               1.18       1.19       1.24      1.34(R)
Ratio of net investment income (loss) to
average net assets (%)                            0.47       0.87       0.55      0.04(R)
Portfolio turnover (%)                              72         96         62         109

                                               STRATEGIC VALUE
                                               --------
                                                SERIES
                                                 NAV
                                               --------
                                                 YEAR
                                                ENDED
                                               DECEMBER
                                                 31,
                                               --------
                                               2005(A)
                                               --------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD           $ 11.50
Net investment income (loss)(H)                   0.08
Net realized and unrealized gain (loss) on
investments                                       0.16
                                               -------
Total from investment operations                 (0.24)
                                               -------
LESS DISTRIBUTIONS
From net investment income                       (0.12)
From net realized gain                           (1.02)
                                               -------
                                                 (1.14)
                                               -------
NET ASSET VALUE, END OF PERIOD                 $ 10.60
                                               =======
       TOTAL RETURN (%)(K)                       2.24(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)           $111
Ratio of net expenses to average net assets
(%)                                             0.92(R)
Ratio of gross expenses to average net assets
(%)                                                  -
Ratio of net investment income (loss) to
average net assets (%)                          0.94(R)
Portfolio turnover (%)                              72

(A) Series I, Series II and Series NAV shares began operations on 4-30-01, 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total return would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                TOTAL RETURN
                         ------------------------------------------------------------------------------------------
                                            SERIES I                                      SERIES II
                         -----------------------------------------------   ----------------------------------------
                                    YEARS ENDED DECEMBER 31,                       YEARS ENDED DECEMBER 31,
                         -----------------------------------------------   ----------------------------------------
                          2005     2004(D)   2003(D)   2002(D)   2001(D)    2005     2004(D)   2003(D)   2002(A)(D)
                         -------   -------   -------   -------   -------   -------   -------   -------   ----------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $ 14.17   $ 14.21   $ 14.43   $ 13.88   $ 13.33   $ 14.11   $ 14.17   $ 14.42    $ 14.00
Net investment income
(loss)(H)                   0.44      0.27      0.35      0.49      0.61      0.41      0.23      0.31       0.36
Net realized and
unrealized gain (loss)
on investments             (0.11)     0.40      0.35      0.78      0.51     (0.10)     0.41      0.37       0.78
                         -------   -------   -------   -------   -------   -------   -------   -------    -------
Total from investment
operations                  0.33      0.67      0.70      1.27      1.12      0.31      0.64      0.68       1.14
                         -------   -------   -------   -------   -------   -------   -------   -------    -------
LESS DISTRIBUTIONS
From net investment
income                     (0.34)    (0.54)    (0.77)    (0.42)    (0.57)    (0.29)    (0.53)    (0.78)     (0.42)
From net realized gain     (0.35)    (0.17)    (0.15)    (0.30)        -     (0.35)    (0.17)    (0.15)     (0.30)
                         -------   -------   -------   -------   -------   -------   -------   -------    -------
                           (0.69)    (0.71)    (0.92)    (0.72)    (0.57)    (0.64)    (0.70)    (0.93)     (0.72)
                         -------   -------   -------   -------   -------   -------   -------   -------    -------
NET ASSET VALUE, END
OF PERIOD                $ 13.81   $ 14.17   $ 14.21   $ 14.43   $ 13.88   $ 13.78   $ 14.11   $ 14.17    $ 14.42
                         =======   =======   =======   =======   =======   =======   =======   =======    -------
       TOTAL RETURN
(%)(K)                      2.40      4.96      5.02      9.52      8.28      2.25      4.71      4.87     8.51(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)        $438      $903    $1,036    $1,073      $736      $286      $620      $491       $218
Ratio of net expenses
to average net assets
(%)                         0.82      0.80      0.82      0.81      0.83      1.01      1.00      1.02     1.01(R)
Ratio of gross
expenses to average
net assets (%)                 -         -         -         -         -         -         -         -          -
Ratio of net
investment income
(loss) to average net
assets (%)                  3.18      1.93      2.48      3.53      4.50      2.92      1.69      2.15     2.79(R)
Portfolio turnover (%)     409(X)      251       285       381       439     409(X)      251       285        381

                                                 TOTAL RETURN
                              --------------------------------------------------
                                         SERIES III                  SERIES NAV
                              ---------------------------------     ------------
                                                                        YEAR
                                                                       ENDED
                                  YEARS ENDED DECEMBER 31,          DECEMBER 31,
                              ---------------------------------     ------------
                               2005      2004(D)     2003(A)(D)       2005(A)
                              ------     -------     ----------     ------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD           $14.10     $14.21        $13.75          $14.16
Net investment income
(loss)(H)                       0.42       0.19          0.08            0.43
Net realized and
unrealized gain (loss)
on investments                 (0.14)      0.43          0.38           (0.08)
                              ------     ------        ------          ------
Total from investment
operations                      0.28       0.62          0.46            0.35
                              ------     ------        ------          ------
LESS DISTRIBUTIONS
From net investment
income                         (0.34)     (0.56)            -           (0.37)
From net realized gain         (0.35)     (0.17)            -           (0.35)
                              ------     ------        ------          ------
                               (0.69)     (0.73)            -           (0.72)
                              ------     ------        ------          ------
NET ASSET VALUE, END
OF PERIOD                     $13.69     $14.10        $14.21          $13.79
                              ======     ======        ======          ======
       TOTAL RETURN
(%)(K)                        2.04(L)    4.57(L)       3.35(L)(M)      2.56(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)              $3         $3           -(O)           $834
Ratio of net expenses
to average net assets
(%)                             1.17       1.15        1.17(R)         0.76(R)
Ratio of gross
expenses to average
net assets (%)                1.75(P)    2.90(P)       7.92(P)(R)      0.76(R)
Ratio of net
investment income
(loss) to average net
assets (%)                      3.03       1.38        1.74(R)         3.71(R)
Portfolio turnover (%)         409(X)       251           285           409(X)

(A) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-5-03 and 2-28-05, respectively.
(D) As a result of changes in generally accepted accounting principles, periodic payments made under interest rate swap agreements, previously included within interest income,have been included to realized gain (loss) in the Statements of Operations. The effect of this reclassification was to increase (decrease) the net investment income per share by less than $(0.01) for Series I, Series II and Series III, and the net investment income ratio by less than (0.01%) for Series I, Series II and Series III, for the year ended 12-31-04. For consistency, similar reclassifications have been made to prior year amounts,resulting in increases to the net investment income per share of less than $0.01 for Series I Series II and Series III, and to the net investment income ratio of less than 0.01% for Series I, Series II and Series III for the year/period ended 12-31-03; increases (decreases) to the net investment income per share of less than $(0.01) for Series I and less than $0.01 for Series II, and to the net investment income ratio of less than (0.01%) for Series I and 0.01% for Series II for the year/period ended 12-31-02; and decreases to the net investment income per share of less than $(0.01) for Series I, and to the net investment income ratio of (0.02%) for Series I for the year ended 12-31-01.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(O)  Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(X)  Excludes merger activity.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                        TOTAL STOCK MARKET INDEX
                         ---------------------------------------------------------------------------------------
                                            SERIES I                                     SERIES II
                         -----------------------------------------------   -------------------------------------
                                    YEARS ENDED DECEMBER 31,                     YEARS ENDED DECEMBER 31,
                         -----------------------------------------------   -------------------------------------
                          2005      2004      2003      2002      2001      2005      2004      2003     2002(A)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $ 11.06   $  9.96   $  7.63   $  9.79   $ 11.14   $ 11.02   $  9.93   $  7.62   $  9.67
Net investment income
(loss)(H)                   0.13      0.13      0.09      0.08      0.09      0.11      0.11      0.07      0.07
Net realized and
unrealized gain (loss)
on investments              0.49      1.03      2.24     (2.16)    (1.36)     0.48      1.04      2.24     (2.04)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
Total from investment
operations                  0.62      1.16      2.33     (2.08)    (1.27)     0.59      1.15      2.31     (1.97)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
LESS DISTRIBUTIONS
From net investment
income                     (0.12)    (0.06)        -     (0.08)    (0.08)    (0.10)    (0.06)        -     (0.08)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
                           (0.12)    (0.06)        -     (0.08)    (0.08)    (0.10)    (0.06)        -     (0.08)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------
NET ASSET VALUE, END
OF PERIOD                $ 11.56   $ 11.06   $  9.96   $  7.63   $  9.79   $ 11.51   $ 11.02   $  9.93   $  7.62
                         =======   =======   =======   =======   =======   =======   =======   =======   =======
       TOTAL RETURN
(%)(K)                      5.69     11.74     30.54    (21.29)   (11.41)     5.41     11.60     30.31    (20.36)(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)        $200      $175      $134       $60       $74       $38       $37       $30        $6
Ratio of net expenses
to average net assets
(%)                         0.57      0.57      0.58      0.59      0.59      0.77      0.77      0.78    0.79(R)
Ratio of gross
expenses to average
net assets (%)                 -         -         -         -         -         -         -         -         -
Ratio of net
investment income
(loss) to average net
assets (%)                  1.20      1.30      1.05      0.96      0.93      0.99      1.08      0.86    0.98(R)
Portfolio turnover (%)        21         5         6         4         5        21         5         6         4

                                         TOTAL STOCK MARKET INDEX
                              ----------------------------------------------
                                       SERIES III                SERIES NAV
                              -----------------------------     ------------
                                                                    YEAR
                                                                   ENDED
                                YEARS ENDED DECEMBER 31,        DECEMBER 31,
                              -----------------------------     ------------
                               2005       2004      2003(A)       2005(A)
                              ------     ------     -------     ------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD           $11.03     $ 9.96     $ 9.17         $10.41
Net investment income
(loss)(H)                       0.10       0.14       0.03           0.10
Net realized and
unrealized gain (loss)
on investments                  0.48       1.00       0.76           1.06
                              ------     ------     ------         ------
Total from investment
operations                      0.58       1.14       0.79           1.16
                              ------     ------     ------         ------
LESS DISTRIBUTIONS
From net investment
income                         (0.13)     (0.07)         -              -
                              ------     ------     ------         ------
                               (0.13)     (0.07)         -              -
                              ------     ------     ------         ------
NET ASSET VALUE, END
OF PERIOD                     $11.48     $11.03     $ 9.96         $11.57
                              ======     ======     ======         ======
       TOTAL RETURN
(%)(K)                        5.36(L)    11.55(L)   8.62(L)(M)    11.14(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)             -(O)       -(O)       -(O)          $170
Ratio of net expenses
to average net assets
(%)                             0.92       0.92     0.93(R)        0.52(R)
Ratio of gross
expenses to average
net assets (%)                1.72(P)    14.20(P)   122.81(P)(R)    0.52(R)
Ratio of net
investment income
(loss) to average net
assets (%)                      0.88       1.41     0.96(R)        1.30(R)
Portfolio turnover (%)            21          5          6             21

(A) Series II, Series III and Series NAV shares began operations on 1-28-03, 9-05-03 and 4-29-05, respectively.
(H) Based on the average of the shares outstanding.
(K) Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M) Not annualized.
(O) Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R) Annualized.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                     U.S. CORE TRUST (FORMERLY GROWTH & INCOME)
                               -------------------------------------------------------
                                                      SERIES I
                               -------------------------------------------------------
                                              YEARS ENDED DECEMBER 31,
                               -------------------------------------------------------
                                2005       2004        2003         2002         2001
                               ------     -------     ------       ------       ------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                         $23.07     $ 21.79     $17.40       $23.91       $28.54
Net investment income
(loss)(H)                        0.23        0.27       0.17         0.16         0.12
Net realized and unrealized
gain (loss) on investments       0.20        1.19       4.41        (5.80)       (3.32)
                               ------     -------     ------       ------       ------

Total from investment
operations                       0.43        1.46       4.58        (5.64)       (3.20)
                               ------     -------     ------       ------       ------

LESS DISTRIBUTIONS
From net investment income      (0.31)      (0.18)     (0.19)       (0.12)       (0.11)
From net realized gain          (0.48)          -          -        (0.75)       (1.32)
                               ------     -------     ------       ------       ------

                                (0.79)      (0.18)     (0.19)       (0.87)       (1.43)
                               ------     -------     ------       ------       ------

NET ASSET VALUE, END OF
PERIOD                         $22.71     $ 23.07     $21.79       $17.40       $23.91
                               ======     =======     ======       ======       ======

       TOTAL RETURN (%)(K)       2.03        6.77      26.45       (24.33)      (11.28)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                      $1,095      $1,359     $1,553       $1,436       $2,388
Ratio of net expenses to
average net assets (%)           0.78        0.74       0.75         0.75         0.80
Ratio of gross expenses to
average net assets (%)
Ratio of net investment
income (loss) to average net
assets (%)                       1.04        1.22       0.92         0.79         0.48
Portfolio turnover (%)            135          43         39           40           24

                               U.S. CORE TRUST (FORMERLY GROWTH & INCOME)
                               ----------------------------------------
                                              SERIES II
                               ----------------------------------------
                                       YEARS ENDED DECEMBER 31,
                               ----------------------------------------
                                2005       2004       2003      2002(A)
                               ------     ------     ------     -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                         $22.96     $21.72     $17.39     $ 23.43
Net investment income
(loss)(H)                        0.19       0.23       0.13        0.12
Net realized and unrealized
gain (loss) on investments       0.20       1.18       4.41       (5.29)
                               ------     ------     ------     -------
Total from investment
operations                       0.39       1.41       4.54       (5.17)
                               ------     ------     ------     -------
LESS DISTRIBUTIONS
From net investment income      (0.27)     (0.17)     (0.21)      (0.12)
From net realized gain          (0.48)         -          -       (0.75)
                               ------     ------     ------     -------
                                (0.75)     (0.17)     (0.21)      (0.87)
                               ------     ------     ------     -------
NET ASSET VALUE, END OF
PERIOD                         $22.60     $22.96     $21.72     $ 17.39
                               ======     ======     ======     =======
       TOTAL RETURN (%)(K)       1.84       6.55      26.41      (22.83)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                        $105       $120       $115         $39
Ratio of net expenses to
average net assets (%)           0.98       0.94       0.95       0.95(R)
Ratio of gross expenses to
average net assets (%)
Ratio of net investment
income (loss) to average net
assets (%)                       0.84       1.04       0.69       0.77(R)
Portfolio turnover (%)            135         43         39          40

                                                                 U.S. CORE TRUST (FORMERLY GROWTH &
                                                                            INCOME)
                                                                 -----------------------------
                                                                          SERIES III
                                                                 -----------------------------

                                                                   YEARS ENDED DECEMBER 31,
                                                                 -----------------------------
                                                                  2005       2004      2003(A)
                                                                 ------     ------     -------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                             $22.98     $21.79     $ 20.21
Net investment income (loss)(H)                                    0.16       0.45        0.04
Net realized and unrealized gain (loss) on investments             0.20       0.95        1.54
                                                                 ------     ------     -------

Total from investment operations                                   0.36       1.40        1.58
                                                                 ------     ------     -------

LESS DISTRIBUTIONS
From net investment income                                        (0.32)     (0.21)          -
From net realized gain                                            (0.48)         -           -
                                                                 ------     ------     -------

                                                                  (0.80)     (0.21)          -
                                                                 ------     ------     -------

NET ASSET VALUE, END OF PERIOD                                   $22.54     $22.98     $ 21.79
                                                                 ======     ======     =======

       TOTAL RETURN (%)(K)                                        1.69(L)    6.50(L)     7.82(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                              $1         $1          -(O)
Ratio of net expenses to average net assets (%)                    1.13       1.09       1.10(R)
Ratio of gross expenses to average net assets (%)                 1.90(P)    2.26(P)    57.22(P)(R)
Ratio of net investment income (loss) to average net assets
(%)                                                                0.72       2.08       0.67(R)
Portfolio turnover (%)                                              135         43          39

                                                            U.S. CORE TRUST (FORMERLY GROWTH &
                                                                INCOME)
                                                              ------------
                                                               SERIES NAV
                                                              ------------
                                                              YEARS ENDED
                                                              DECEMBER 31,
                                                              ------------
                                                                2005(A)
                                                              ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                          $      21.51
Net investment income (loss)(H)                                       0.21
Net realized and unrealized gain (loss) on investments                0.99
                                                              ------------
Total from investment operations                                      1.20
                                                              ------------
LESS DISTRIBUTIONS
From net investment income                                               -
From net realized gain                                                   -
                                                              ------------
                                                                         -
                                                              ------------
NET ASSET VALUE, END OF PERIOD                                $      22.71
                                                              ============
       TOTAL RETURN (%)(K)                                           5.58(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                                 $1
Ratio of net expenses to average net assets (%)                      0.79(R)
Ratio of gross expenses to average net assets (%)                    0.79(R)
Ratio of net investment income (loss) to average net assets
(%)                                                                  1.39(R)
Portfolio turnover (%)                                                 135

(A) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-5-03 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(O)  Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                               U.S. GLOBAL LEADERS GROWTH
                                                        -------------------------------------------------------------------------
                                                                                                                          SERIES
                                                             SERIES I                 SERIES II           SERIES III       NAV
                                                        ------------------       --------------------     ----------     --------
                                                                                                             YEAR          YEAR
                                                                                                            ENDED         ENDED
                                                           YEARS ENDED               YEARS ENDED           DECEMBER      DECEMBER
                                                           DECEMBER 31,              DECEMBER 31,            31,           31,
                                                        ------------------       --------------------     ----------     --------
                                                         2005      2004(A)        2005        2004(A)      2005(A)       2005(A)
                                                        ------     -------       ------       -------     ----------     --------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                    $13.17     $ 12.50       $13.16       $ 12.50      $ 12.15       $ 12.79
Net investment income (loss)(H)                           0.03        0.07         0.01          0.07        (0.02)         0.03
Net realized and unrealized gain (loss) on investments    0.09        0.66         0.10          0.64         1.11          0.49
                                                        ------     -------       ------       -------      -------       -------

Total from investment operations                          0.12        0.73         0.11          0.71         1.09          0.52
                                                        ------     -------       ------       -------      -------       -------

LESS DISTRIBUTIONS
From net investment income                               (0.02)      (0.06)           -         (0.05)           -         (0.03)
From net realized gain                                   (0.23)          -        (0.23)            -        (0.23)        (0.23)
                                                        ------     -------       ------       -------      -------       -------

                                                         (0.25)      (0.06)       (0.23)        (0.05)       (0.23)        (0.26)
                                                        ------     -------       ------       -------      -------       -------

NET ASSET VALUE, END OF PERIOD                          $13.04     $ 13.17       $13.04       $ 13.16      $ 13.01       $ 13.05
                                                        ======     =======       ======       =======      =======       =======

       TOTAL RETURN (%)(K)                                0.87      5.82(L)(M)     0.78        5.68(L)(M)   8.91(L)(M)    4.00(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $43          $3          $37            $7           -(O)        $346
Ratio of net expenses to average net assets (%)           0.81      1.26(R)        1.02        1.46(R)      1.29(R)       0.76(M)
Ratio of gross expenses to average net assets (%)         0.81      1.49(P)(R)     1.02        1.69(P)(R)  14.80(P)(R)    0.76(R)
Ratio of net investment income (loss) to average net
assets (%)                                                0.24      0.82(R)        0.06        0.89(R)       (0.25)(R)    0.31(R)
Portfolio turnover (%)                                    154(X)        7(M)       154(X)          7(M)       154(X)        154(X)

(A) Series I, Series II and Series NAV shares began operations on 5-3-04, 4-29-05 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total return would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(O)  Less than $500,000.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.
(X)  Excludes merger activity.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                               U.S. GOVERNMENT SECURITIES
                         -------------------------------------------------------------------------------------------------------
                                                SERIES I                                              SERIES II
                         -------------------------------------------------------     -------------------------------------------
                                        YEARS ENDED DECEMBER 31,                              YEARS ENDED DECEMBER 31,
                         -------------------------------------------------------     -------------------------------------------
                          2005        2004        2003        2002        2001        2005        2004        2003       2002(A)
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $ 13.93     $ 14.01     $ 14.22     $ 13.72     $ 13.57     $ 13.88     $ 13.97     $ 14.21     $ 13.77
Net investment income
(loss)(H)                   0.37        0.24        0.21        0.54        0.69        0.35        0.21        0.18        0.39
Net realized and
unrealized gain (loss)
on investments             (0.16)       0.15        0.03        0.52        0.23       (0.15)       0.15        0.04        0.61
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
Total from investment
operations                  0.21        0.39        0.24        1.06        0.92        0.20        0.36        0.22        1.00
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
LESS DISTRIBUTIONS
From net investment
income                     (0.24)      (0.28)      (0.45)      (0.56)      (0.77)      (0.19)      (0.26)      (0.46)      (0.56)
From net realized gain     (0.26)      (0.19)          -           -           -       (0.26)      (0.19)          -           -
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
                           (0.50)      (0.47)      (0.45)      (0.56)      (0.77)      (0.45)      (0.45)      (0.46)      (0.56)
                         -------     -------     -------     -------     -------     -------     -------     -------     -------
NET ASSET VALUE, END
OF PERIOD                $ 13.64     $ 13.93     $ 14.01     $ 14.22     $ 13.72     $ 13.63     $ 13.88     $ 13.97     $ 14.21
                         =======     =======     =======     =======     =======     =======     =======     =======     =======
       TOTAL RETURN
(%)(K)                      1.58        2.89        1.73        7.99        7.03        1.45        2.70        1.59      7.53(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)        $218        $471        $525        $708        $558        $103        $264        $208        $128
Ratio of net expenses
to average net assets
(%)                         0.74        0.74        0.73        0.74        0.71        0.94        0.94        0.93      0.94(R)
Ratio of gross
expenses to average
net assets (%)
Ratio of net
investment income
(loss) to average net
assets (%)                  2.74        1.76        1.52        3.88        5.10        2.53        1.56        1.28      3.04(R)
Portfolio turnover (%)        26          77          97          19          41          26          77          97          19

                                    U.S. GOVERNMENT SECURITIES
                         ------------------------------------------------
                                   SERIES III                 SERIES NAV
                         -------------------------------     ------------
                                                              YEAR ENDED
                            YEARS ENDED DECEMBER 31,         DECEMBER 31,
                         -------------------------------     ------------
                          2005        2004       2003(A)       2005(A)
                         -------     -------     -------     ------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $ 13.88     $ 14.01     $ 13.70     $      13.90
Net investment income
(loss)(H)                   0.34        0.19        0.03             0.33
Net realized and
unrealized gain (loss)
on investments             (0.17)       0.16        0.28            (0.08)
                         -------     -------     -------     ------------
Total from investment
operations                  0.17        0.35        0.31             0.25
                         -------     -------     -------     ------------
LESS DISTRIBUTIONS
From net investment
income                         -       (0.29)          -            (0.28)
From net realized gain     (0.26)      (0.19)          -            (0.26)
                         -------     -------     -------     ------------
                           (0.26)      (0.48)          -            (0.54)
                         -------     -------     -------     ------------
NET ASSET VALUE, END
OF PERIOD                $ 13.79     $ 13.88     $ 14.01     $      13.61
                         =======     =======     =======     ============
       TOTAL RETURN
(%)(K)                    1.24(L)     2.64(L)     2.26(L)(M)       1.82(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)         -(O)         $1         -(O)             $96
Ratio of net expenses
to average net assets
(%)                         1.09        1.09      1.08(R)          9.67(R)
Ratio of gross
expenses to average
net assets (%)            2.55(P)     3.69(P)     8.13(P)(R)       0.67(R)
Ratio of net
investment income
(loss) to average net
assets (%)                  2.38        1.43      0.82(R)          2.90(R)
Portfolio turnover (%)        26          77          97               26

(A) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-5-03 and 2-28-05, respectively.
(H) Based on the average of the shares outstanding.
(K) Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M) Not annualized.
(O) Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R) Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                    U.S. HIGH YIELD BOND
                         ------------------------------------------
                           SERIES I      SERIES II      SERIES NAV
                         ------------   ------------   ------------
                             YEAR           YEAR           YEAR
                            ENDED          ENDED          ENDED
                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                           2005(A)        2005(A)        2005(A)
                         ------------   ------------   ------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD        $  12.50       $  12.50       $  12.50
Net investment income
(loss)(H)                      0.61           0.57           0.51
Net realized and
unrealized gain (loss)
on investments                (0.10)         (0.07)          0.01
                           --------       --------       --------
Total from investment
operations                     0.51           0.50           0.52
                           --------       --------       --------
NET ASSET VALUE, END
OF PERIOD                  $  13.01       $  13.00       $  13.02
                           ========       ========       ========
       TOTAL RETURN
(%)                          4.08(M)        4.00(M)        4.16(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)            -(O)            $1           $147
Ratio of net expenses
to average net assets
(%)                          0.87(R)        1.06(R)        0.83(R)
Ratio of net
investment income
(loss) to average net
assets (%)                   7.35(R)        6.48(R)        5.83(R)
Portfolio turnover (%)        134(M)         134(M)         134(M)

(A)  Series I, Series II and Series NAV shares began operations on 4-29-05.
(H)  Based on the average of the shares outstanding.
(M)  Not annualized.
(O)  Less than $500,000.
(R)  Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                   U.S. LARGE CAP
                         --------------------------------------------------------------------------------------------------
                                                                                                                    SERIES
                                            SERIES I                                     SERIES II                   NAV
                         -----------------------------------------------   -------------------------------------   --------
                                                                                                                     YEAR
                                                                                                                    ENDED
                                                                                                                   DECEMBER
                                    YEARS ENDED DECEMBER 31,                     YEARS ENDED DECEMBER 31,            31,
                         -----------------------------------------------   -------------------------------------   --------
                          2005      2004      2003      2002      2001      2005      2004      2003     2002(A)   2005(A)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------   --------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD      $ 14.00   $ 12.84   $  9.41   $ 12.61   $ 13.09   $ 13.92   $ 12.79   $  9.41   $ 12.35   $ 13.89
Net investment income
(loss)(H)                   0.07      0.07      0.05      0.05      0.04      0.05      0.04      0.02      0.03      0.02
Net realized and
unrealized gain (loss)
on investments              0.74      1.13      3.42     (3.22)    (0.38)     0.75      1.12      3.41     (2.94)     0.91
                         -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Total from investment
operations                  0.81      1.20      3.47     (3.17)    (0.34)     0.80      1.16      3.43     (2.91)     0.93
                         -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
LESS DISTRIBUTIONS
From net investment
income                     (0.06)    (0.04)    (0.04)    (0.03)    (0.05)    (0.02)    (0.03)    (0.05)    (0.03)        -
From net realized gain         -         -         -         -     (0.09)        -         -         -         -     (0.08)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
                           (0.06)    (0.04)    (0.04)    (0.03)    (0.14)    (0.02)    (0.03)    (0.05)    (0.03)    (0.08)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
NET ASSET VALUE, END
OF PERIOD                $ 14.75   $ 14.00   $ 12.84   $  9.41   $ 12.61   $ 14.70   $ 13.92   $ 12.79   $  9.41   $ 14.74
                         =======   =======   =======   =======   =======   =======   =======   =======   =======   =======
       TOTAL RETURN
        (%)(K)              5.82      9.39     37.06    (25.18)    (2.54)     5.73      9.11     36.68    (23.61)(M)  6.76(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets,end of
period (in millions)        $485      $639      $414      $382      $519      $129      $240      $143       $59        $2
Ratio of net expenses
to average net assets
(%)                         0.94    0.93(T)     0.93      0.94      0.93      1.14    1.13(T)     1.13    1.14(R)   0.79(R)
Ratio of net
investment income
(loss) to average net
assets (%)                  0.50      0.53      0.43      0.43      0.32      0.34      0.34      0.21    0.35(R)   0.21(R)
Portfolio turnover (%)        34       46(X)      34        42        38        34       46(X)      34        42        34

(A) Series II, Series III, and Series NAV shares began operations 1-28-02, 9-5-03, and 4/29/05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(M)  Not Annualized.
(R)  Annualized.
(T) The ratios of operating expenses excluding costs incurred in connection with the reorganization were 0.92% and 1.12% for Series I and Series II, respectively.
(X)  Excludes merger activity.

--------------------------------------------------------------------------------

                                                                  U.S.
                                                                 MULTI
                                                                 SECTOR
                                                              ------------
                                                               SERIES NAV
                                                              ------------
                                                               YEAR ENDED
                                                              DECEMBER 31,
                                                              ------------
                                                                2005(A)
                                                              ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                          $      12.50
Net investment income (loss)(H)                                       0.02
Net realized and unrealized gain (loss) on investments                0.53
                                                              ------------

Total from investment operations                                      0.55
                                                              ------------

NET ASSET VALUE, END OF PERIOD                                $      13.05
                                                              ============

       TOTAL RETURN (%)                                              4.40(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                               $855
Ratio of net expenses to average net assets (%)                      0.77(R)
Ratio of net investment income (loss) to average net assets
(%)                                                                  0.84(R)
Portfolio turnover (%)                                                  5(M)

(A)  Series NAV shares began operations on 10-24-05.
(H)  Based on the average of the shares outstanding.
(M)  Not annualized.
(R)  Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                          UTILITIES
                              --------------------------------------------------------------------------------------------------
                                                    SERIES I                                           SERIES II
                              ----------------------------------------------------     -----------------------------------------
                                            YEARS ENDED DECEMBER 31,                           YEARS ENDED DECEMBER 31,
                              ----------------------------------------------------     -----------------------------------------
                               2005       2004       2003       2002       2001(A)      2005       2004        2003      2002(A)
                              ------     ------     ------     -------     -------     ------     -------     ------     -------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD           $12.08     $ 9.43     $ 7.11     $  9.29     $12.50      $12.02     $  9.39     $ 7.10     $ 8.77
Net investment income
(loss)(H)                       0.20       0.19       0.13        0.15       0.07        0.18        0.17       0.11       0.12
Net realized and
unrealized gain (loss)
on investments                  1.72       2.56       2.29       (2.33)     (3.23)       1.70        2.55       2.29      (1.79)
                              ------     ------     ------     -------     ------      ------     -------     ------     ------
Total from investment
operations                      1.92       2.75       2.42       (2.18)     (3.16)       1.88        2.72       2.40      (1.67)
                              ------     ------     ------     -------     ------      ------     -------     ------     ------
LESS DISTRIBUTIONS
From net investment
income                         (0.06)     (0.10)     (0.10)         -(J)    (0.05)      (0.04)      (0.09)     (0.11)        -(J)
From net realized gain         (0.76)         -          -           -          -       (0.76)          -          -          -
                              ------     ------     ------     -------     ------      ------     -------     ------     ------
                               (0.82)     (0.10)     (0.10)         -(J)    (0.05)      (0.80)      (0.09)     (0.11)        -(J)
                              ------     ------     ------     -------     ------      ------     -------     ------     ------
NET ASSET VALUE, END
OF PERIOD                     $13.18     $12.08     $ 9.43     $  7.11     $ 9.29      $13.10     $ 12.02     $ 9.39     $ 7.10
                              ======     ======     ======     =======     ======      ======     =======     ======     ======
       TOTAL RETURN
(%)(K)                         16.82      29.42      34.53      (23.46)    (25.30)(L)(M)  16.56     29.23      34.25     (19.04)(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)             $89        $60        $34         $21        $18         $54         $38        $20         $7
Ratio of net expenses
to average net assets
(%)                             1.09       1.15       1.31        1.28     1.40(R)       1.29        1.35       1.51     1.48(R)
Ratio of gross
expenses to average
net assets (%)                  1.09       1.15       1.31        1.28     1.51(P)(R)    1.29        1.35       1.51     1.48(R)
Ratio of net
investment income
(loss) to average net
assets (%)                      1.62       1.87       1.64        1.99     1.07(R)       1.43        1.68       1.36     1.83(R)
Portfolio turnover (%)           100        106        131          89        81(M)       100         106        131         89

                                               UTILITIES
                              --------------------------------------------
                                       SERIES III               SERIES NAV
                              -----------------------------     ----------
                                                                   YEAR
                                                                  ENDED
                                                                 DECEMBER
                                YEARS ENDED DECEMBER 31,           31,
                              -----------------------------     ----------
                               2005       2004      2003(A)      2005(A)
                              ------     ------     -------     ----------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
BEGINNING OF PERIOD           $12.03     $ 9.43     $ 8.48       $ 11.34
Net investment income
(loss)(H)                       0.13       0.18       0.07          0.13
Net realized and
unrealized gain (loss)
on investments                  1.72       2.53       0.88          1.70
                              ------     ------     ------       -------
Total from investment
operations                      1.85       2.71       0.95          1.83
                              ------     ------     ------       -------
LESS DISTRIBUTIONS
From net investment
income                         (0.06)     (0.11)         -             -
From net realized gain         (0.76)         -          -             -
                              ------     ------     ------       -------
                               (0.82)     (0.11)         -             -
                              ------     ------     ------       -------
NET ASSET VALUE, END
OF PERIOD                     $13.06     $12.03     $ 9.43       $ 13.17
                              ======     ======     ======       =======
       TOTAL RETURN
(%)(K)                        16.29(L)   29.01(L)   11.20(L)(M)  16.14(M)
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of
period (in millions)              -(O)       -(O)       -(O)          $3
Ratio of net expenses
to average net assets
(%)                             1.45       1.50     1.66(R)       1.04(R)
Ratio of gross
expenses to average
net assets (%)                2.24(P)    7.03(P)    347.24(P)(R)    1.04(R)
Ratio of net
investment income
(loss) to average net
assets (%)                      0.96       1.70      2.39(R)       1.34(R)
Portfolio turnover (%)           100        106        131           100

(A) Series I, Series II, Series III and Series NAV shares began operations on 4-30-01, 1-28-02, 9-5-03 and 4-29-05, respectively.
(H) Based on the average of the shares outstanding.
(J) Less than $0.01 per share.
(K) Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M) Not annualized.
(O) Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R) Annualized.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                            VALUE
                                                   -------------------------------------------------------

                                                                          SERIES I
                                                   -------------------------------------------------------

                                                                  YEARS ENDED DECEMBER 31,
                                                   -------------------------------------------------------
                                                    2005       2004        2003         2002         2001
                                                   ------     -------     ------       ------       ------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD               $19.57     $ 17.09     $12.49       $16.47       $16.48
Net investment income (loss)(H)                      0.08        0.10       0.10         0.14         0.15
Net realized and unrealized gain (loss) on
investments                                          2.36        2.48       4.67        (3.82)        0.40
                                                   ------     -------     ------       ------       ------

Total from investment operations                     2.44        2.58       4.77        (3.68)        0.55
                                                   ------     -------     ------       ------       ------

LESS DISTRIBUTIONS
From net investment income                          (0.12)      (0.10)     (0.17)       (0.12)       (0.11)
From net realized gain                                  -           -          -        (0.18)       (0.45)
                                                   ------     -------     ------       ------       ------

                                                    (0.12)      (0.10)     (0.17)       (0.30)       (0.56)
                                                   ------     -------     ------       ------       ------

NET ASSET VALUE, END OF PERIOD                     $21.89     $ 19.57     $17.09       $12.49       $16.47
                                                   ======     =======     ======       ======       ======

       TOTAL RETURN (%)(K)                          12.56       15.18      38.76       (22.80)        3.42
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $263        $307       $272         $238         $360
Ratio of net expenses to average net assets (%)      0.86        0.85       0.87         0.86         0.86
Ratio of net investment income (loss) to average
net assets (%)                                       0.39        0.58       0.71         0.94         0.92
Portfolio turnover (%)                                 67          80        186           52           27

                                                                     VALUE
                                                   -----------------------------------------

                                                                   SERIES II
                                                   -----------------------------------------

                                                           YEARS ENDED DECEMBER 31,
                                                   -----------------------------------------
                                                    2005        2004       2003      2002(A)
                                                   -------     ------     ------     -------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD               $ 19.50     $17.04     $12.48     $ 16.26
Net investment income (loss)(H)                       0.04       0.07       0.06        0.12
Net realized and unrealized gain (loss) on
investments                                           2.36       2.48       4.68       (3.60)
                                                   -------     ------     ------     -------
Total from investment operations                      2.40       2.55       4.74       (3.48)
                                                   -------     ------     ------     -------
LESS DISTRIBUTIONS
From net investment income                           (0.09)     (0.09)     (0.18)      (0.12)
From net realized gain                                   -          -          -       (0.18)
                                                   -------     ------     ------     -------
                                                     (0.09)     (0.09)     (0.18)      (0.30)
                                                   -------     ------     ------     -------
NET ASSET VALUE, END OF PERIOD                     $ 21.81     $19.50     $17.04     $ 12.48
                                                   =======     ======     ======     =======
       TOTAL RETURN (%)(K)                           12.35      15.04      38.60      (21.87)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $46        $49        $29         $11
Ratio of net expenses to average net assets (%)       1.06       1.05       1.07       1.06(R)
Ratio of net investment income (loss) to average
net assets (%)                                        0.20       0.40       0.44       1.02(R)
Portfolio turnover (%)                                  67         80        186          52

                                                      VALUE
                                                   ------------
                                                      SERIES
                                                       NAV
                                                   ------------
                                                       YEAR
                                                      ENDED
                                                   DECEMBER 31,
                                                   ------------
                                                     2005(A)
                                                   ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                 $ 18.90
Net investment income (loss)(H)                         0.11
Net realized and unrealized gain (loss) on
investments                                             2.89
                                                     -------
Total from investment operations                        3.00
                                                     -------
LESS DISTRIBUTIONS
From net investment income                                 -
From net realized gain                                     -
                                                     -------
                                                           -
                                                     -------
NET ASSET VALUE, END OF PERIOD                       $ 21.90
                                                     =======
       TOTAL RETURN (%)(K)                            15.87(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $1
Ratio of net expenses to average net assets (%)        0.82(R)
Ratio of net investment income (loss) to average
net assets (%)                                         0.77(R)
Portfolio turnover (%)                                    67

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(M)  Not annualized.
(R)  Annualized.

ADDITIONAL INFORMATION

     Additional information about the Trust's investments is available in the Trust's annual and semi-annual reports to shareholders. The Trust's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year.

     Additional information about the Trust is also contained in the Statement of Additional Information dated the same date as this Prospectus. The Statement of Additional Information is incorporated by reference into this Prospectus. The annual and semi-annual reports, the Statement of Additional Information and other information about the Trust are available upon request and without charge by writing the Trust at 601 Congress Street, Boston, MA 02210 or calling the Trust at (800) 344-1029.

     Shareholder inquiries should also be directed to this address and phone number. In addition, the Trust's annual and semi-annual reports and Statement of Additional Information are available without charge through the following website: www.johnhancockannuities.com

     Information about the Trust (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission ("SEC") at 1-202-551-5850. Reports and other information about the Trust are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section in Washington D.C. 20549.

                               INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS OF THE TRUST
                               PricewaterhouseCoopers
                               125 High Street
                               Boston, MA 02110-1707

                                                              The Trust's
Investment Company and 1933 Act File Numbers are 811-4146 and 2-94157

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                                                                  U.S. Postage
                                                                      PAID
                                                                  Randolph, MA
                                                                   PERMIT # 75















                                  JOHN HANCOCK

                      601 Congress Street, Boston MA 02210